As filed with the Securities and Exchange Commission on April 30, 2002


                                            Registration Nos. 33-28889
                                                          and 811-5817
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
-------------------------------------------------------------------------------


                                    FORM N-4
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.      |_|
                           Post-Effective Amendment No. 19  |X|
                                       and
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 24           |X|


                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
                           (Exact Name of Registrant)

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)


                           6201 Powers Ferry Road, NW
                             Atlanta, Georgia 30339
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (770) 953-1959


                             Craig R. Edwards, Esq.
                          6201 Powers Ferry Road, N.W.
                                Atlanta, GA 30339
                     (Name and Address of Agent for Service)


                                    Copy to:
                          Mary Jane Wilson-Bilik, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415


It is proposed that this filing will become effective:
|_| immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on May 1, 2002 pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(i) of Rule 485
|_| pursuant to paragraph (a)(i) of Rule 485

If appropriate check the following box:
|_| this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment

                      Title of Securities Being Registered:
               Flexible Premium Variable Deferred Annuity Policies

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
       ADMINISTRATIVE OFFICE: 6201 POWERS FERRY ROAD, NW, ATLANTA, GEORGIA 30339
                             PHONE: 1-800-905-1959
================================================================================

                         VARIFUND(R) PROSPECTUS
               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY
                               MAY 1, 2002

================================================================================


This Prospectus describes the Varifund(R), a flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America (we, our, us, or the Company). Please read this prospectus before investing, and keep it for future reference. It contains important information about the Varifund variable annuity.

You (the Owner) may put your money into 31 investment choices: a fixed account and 30 Subaccounts of the Canada Life of America Variable Annuity Account 1. Money you direct into a Subaccount is invested exclusively in a single portfolio of one of the following funds:

..   The Alger American Fund
..   Berger Institutional Products Trust
..   The Dreyfus Socially Responsible Growth Fund, Inc.
..   Dreyfus Variable Investment Fund
..   Fidelity Variable Insurance Products Funds
..   Goldman Sachs Variable Insurance Trust
..   Levco Series Trust
..   The Montgomery Funds III
..   Seligman Portfolios, Inc.
..   Van EckWorldwide Insurance Trust

Your investments in the Subaccounts are not guaranteed. You could lose your money. Money you direct into the fixed account is guaranteed to earn interest at a minimum rate of 3%.

Variable annuities involve certain risks, and you may lose some or all of your money.
..   The investment performance of the underlying portfolios in which the
    Subaccounts invest will vary.
..   We do not guarantee how any of the underlying portfolios will perform.
..   The Policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the Policy.
..   Neither the U.S. Government nor any federal agency insures your investment in the Policy.

To learn more about the Varifund(R) Advisor, you may want to refer to the Statement of Additional Information (SAI) dated the same date as this prospectus. For a free copy of the SAI, contact us at the address above. We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. The table of contents for the SAI appears at the end of this prospectus.

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information. You may also read and copy these materials at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC's public reference room.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

This prospectus must be accompanied or preceded by a current prospectus for each of the funds listed above.

                              TABLE OF CONTENTS


                                                                         Page

SUMMARY................................................................     1
FEE TABLE..............................................................     7

   CONDENSED FINANCIAL INFORMATION.....................................    11
THE COMPANY AND THE FIXED ACCOUNT......................................    11

   The Fixed Account...................................................    12
THE VARIABLE ACCOUNT AND THE PORTFOLIOS................................    14
   The Variable Account................................................    14
   The Portfolios......................................................    15
   Availability of the Portfolios......................................    17
PURCHASE OF A POLICY...................................................    17
   Initial Premium.....................................................    17
   "Section 1035" Exchanges............................................    18
   Ten Day Right to Examine Policy.....................................    19
   Electronic Data Transmission of Application Information.............    19
   Premium Allocation..................................................    19
   Additional Premium..................................................    19
POLICY VALUES..........................................................    19
   Policy Value........................................................    19
   Subaccount Values...................................................    19
TRANSFERS..............................................................    20
   Transfer Privilege..................................................    20
   Excessive Trading Limits............................................    21
   Telephone and Fax Transfer Requests.................................    21
OWNER SERVICES.........................................................    22
   Intouch(R)Voice Response System.....................................    22
   Pre-Authorized Check Agreement Plan (PAC)...........................    22
   Dollar Cost Averaging...............................................    22
   Automatic Portfolio Rebalancing.....................................    23
   Systematic Withdrawal Privilege.....................................    23
ACCESS TO YOUR MONEY...................................................    24
   Cash Surrender Value................................................    24
   Partial Withdrawals.................................................    24
   Restrictions Under the Texas Optional Retirement Program............    25
   Automatic Termination...............................................    25
DEATH BENEFITS.........................................................    25
   Notification of Death...............................................    25
   Payment on Death of Any Owner Before the Annuity Date...............    26
   Payments on Death of an Owner On or After the Annuity Date..........    26
   Payments on the Death of Any Owner..................................    27
FEES AND CHARGES.......................................................    27
   Surrender Charge....................................................    27
   Mortality and Expense Risk Charge...................................    29
   Daily Administration Fee............................................    29
   Annual Administration Charge........................................    30
   Transfer Fee........................................................    30
   Portfolio Fees and Charges..........................................    30
   Taxes...............................................................    30
ANNUITY PAYMENT OPTIONS................................................    31
   Annuity Date........................................................    31
   Annuity Payout Options..............................................    31
   Description of Payment Options......................................    31
   Determining the Amount of Your Annuity Payment......................    32
YIELDS AND TOTAL RETURNS...............................................    32
   Yields..............................................................    32
   Total Returns.......................................................    33
   Industry Comparison.................................................    33
   Tax Deferral Charts.................................................    34
FEDERAL TAX MATTERS....................................................    34
   Taxation of Non-Qualified Policies..................................    34
   Taxation of Qualified Policies......................................    35
   Possible Tax Law Changes............................................    36
DISTRIBUTION OF POLICIES...............................................    37
OTHER INFORMATION......................................................    37
   Other Policy Provisions.............................................    37
   Periodic Reports....................................................    39
   Postponement of Payment.............................................    39
   Interest on Proceeds................................................    39
   State Variations....................................................    39
   Legal Proceedings...................................................    39
   Voting Rights.......................................................    40
   Insurance Marketplace Standards Association.........................    40
FINANCIAL STATEMENTS...................................................    40
GLOSSARY...............................................................    40
Statement of Additional Information - Table of Contents................    42
APPENDIX A: DEATH BENEFITS ON POLICIES PURCHASED BEFORE MAY 1, 1996....    43
APPENDIX B: CONDENSED FINANCIAL INFORMATION............................    47

--------------------------------------------------------------------------------
                                    SUMMARY
--------------------------------------------------------------------------------

This summary provides a brief description of some of the features and charges of the Varifund Policy. More detailed information about the Policy appears later in this prospectus. Please read the remainder of this prospectus carefully.

For your convenience, we have provided a Glossary of special terms at the back of this prospectus.

1.       WHAT IS THE VARIFUND VARIABLE ANNUITY?

Varifund is a contract between you (the owner) and Canada Life, a life insurance company Like all deferred annuities, Varifund has two phases: the accumulation phase and the payout phase. During the accumulation phase, you can save for retirement by investing in the investment options and pay no federal income taxes on any earnings until you take money out by full or partial withdrawals, or we make annuity payments to you, or we pay a death benefit.

During the payout phase, you can receive retirement income for life and/or for a pre-set number of years by selecting one of the annuity payment plans. The amount of money you accumulate in your Policy during the accumulation phase and apply to an annuity plan will be used to determine the amount of your annuity payments during the payout phase.

2.       WHO SHOULD PURCHASE THE VARIFUND POLICY?


We have designed this Policy for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Policy if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Policy through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Policy (including annuity income benefits) before purchasing the Policy, since the tax-favored arrangement itself provides tax-sheltered growth.


3.       HOW DO I PURCHASE VARIFUND?  (SEE "PURCHASE OF A POLICY.")

You may purchase the Varifund Policy with a minimum premium payment of $5,000 (generally $2,000 if the Policy is an IRA). You may purchase a Policy with a premium of $100 (generally $50 if the Policy is an IRA), if the premium payment is submitted with a pre-authorized check (PAC) agreement.

4. CAN I PURCHASE THE POLICY BY EXCHANGING MY EXISTING ANNUITY? (SEE "PURCHASE OF A POLICY.")

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy. (That person is likely to earn a commission if you buy this Policy through an exchange or otherwise.)

5.       WHAT IS THE RIGHT TO EXAMINE PRIVILEGE?  (SEE "PURCHASE OF A POLICY.")

After you receive the Policy, you have a limited period of time (usually 10 to 20 days) during which you may cancel your Policy and receive a refund. This period of time is referred to as the "right to examine" period and is established by state law. If you cancel your Policy during this period, your refund will depend on your state of residence.

To cancel your Policy and receive a refund, please return your Policy with your notice of cancellation during the right to examine period. We will pay the refund within 7 days after we receive the Policy and written request for cancellation at the Administrative Office. The Policy will be void once we issue your refund.

If the Policy is issued as an IRA and canceled within 7 days, we will return all premiums if the premiums are greater than the amount otherwise payable.

6. CAN I MAKE ADDITIONAL PREMIUM PAYMENTS? (SEE "POLICY VALUES" AND "OWNER SERVICES.")

You may make additional premium payments before the Annuity Date. Additional premium payments must be at least $1,000 or $100 per month if paid PAC (or $50 per month if paid by PAC and the Policy is an IRA). You must obtain prior approval before your total premiums paid can exceed $1,000,000.

7. WHAT ARE MY INVESTMENT OPTIONS UNDER VARIFUND? (SEE "THE VARIABLE ACCOUNT AND THE PORTFOLIOS.")

Currently, you may invest your money during the accumulation period in any of the 30 Subaccounts. Each Subaccount invests in a single portfolio of a fund. The portfolios currently available under this Policy are:


-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       Fidelity VIP Index 500 Portfolio (Initial Class)
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             Fidelity VIP Investment Grade Bond Portfolio (Initial Class)
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                Fidelity VIP Growth Opportunities Portfolio (Initial Class)
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         Goldman Sachs VIT Capital Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT-International Fund                                         Goldman Sachs VIT CORE(SM) U.S. Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT-Small Company Growth Fund                                  Goldman Sachs VIT Growth and Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial shares)   Levco Equity Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF-Appreciation Portfolio (Initial shares)                   Montgomery Variable Series: Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF-Growth and Income Portfolio (Initial shares)              Montgomery Variable Series: Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Initial Class)                         Seligman Communications and Information Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (Initial Class)                    Seligman Frontier Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (Initial Class)                   Seligman Global Technology Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (Initial Class)                       Seligman Small-Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio (Initial Class)                  Van Eck Worldwide Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (Initial Class)                     Van Eck Worldwide Real Estate Fund
-----------------------------------------------------------------------------------------------------------------------------------

Each portfolio holds its net assets separately from the assets of the other portfolios. Each portfolio has distinct investment objectives and policies that are described in the accompanying prospectuses for the funds.

The value of your investment in the Subaccounts will fluctuate daily based on the investment results of the portfolios in which you invest, and the fees and charges deducted. Depending on market conditions, you can make or lose money in any of the Subaccounts.

We reserve the right to offer different investment choices in the future.

You can also allocate your money to the guaranteed interest accounts.


8.       HOW DOES THE FIXED ACCOUNT WORK? (SEE "THE COMPANY AND THE FIXED
         ACCOUNT.")


You may elect to place all or part of your premium in the sections of the fixed account we call the guaranteed interest accounts. You may also transfer money from the Subaccounts and guaranteed interest accounts into (other) guaranteed interest accounts.

Guaranteed Interest Accounts. Currently, you may place your money in a
----------------------------
guaranteed interest account with a duration of one, three, five, seven, or ten years. The duration you select (also called the guaranteed interest period) will determine the interest rate we credit. We will credit your allocation with the guaranteed interest rate for the duration you select, so long as you do not surrender, withdraw or transfer the amounts in the guaranteed interest account before the end of the guaranteed interest period.

If you keep the full amount in a guaranteed interest account until the end of the guaranteed interest period, we guarantee that the amount in the account will equal the amount you originally placed in the account increased by the interest rate, annually compounded, for that guaranteed interest period.

Market Value Adjustment. If you surrender, withdraw or transfer before the end
------------------------
of a guaranteed interest period, we will apply a Market Value Adjustment to the amount of that transaction that is being taken from the guaranteed interest account. A Market Value Adjustment will either increase or decrease the amount in the guaranteed interest account. A Market Value Adjustment never results in a reduction in interest to less than 3 percent per year on the amount you allocated to the guaranteed interest account. This adjustment does not apply to the one-year guaranteed interest period.

We do not apply a Market Value Adjustment when:

     . the date of the surrender, withdrawal, or transfer is within 30 days after the end of a guaranteed interest period;
     . the surrender, withdrawal, or transfer is from the one year guaranteed interest period; or
     . the surrender, withdrawal, or transfer is to provide death benefits, nursing home benefits, terminal illness benefits or annuitization.

The fixed account, the Market Value Adjustment and certain guaranteed interest periods might not be available in all jurisdictions. The fixed account does not participate in the investment performance of the Subaccounts.


9. May I transfer my money in the Policy among the Subaccounts and the Guaranteed Interest Accounts? (See "Transfers.")


Subject to some restrictions, you may transfer some or all of your assets in a Subaccount to another Subaccount, or to a guaranteed interest account in the fixed account. You may transfer some or all of your assets in a guaranteed interest account to another guaranteed interest account or to a Subaccount(s), but such transfer will be subject to a Market Value Adjustment, unless taken at the end of the guaranteed interest period. We assess a $25 fee for each transfer after the 12th in a single Policy year. Transfers effected through the Intouch(R) Voice Response System are free, regardless of the number of transfers made per Policy year.


10. Do I have access to my money? (See "Access to Your Money" and "Federal Tax Matters.")


During the accumulation period, you may withdraw some or all of your Cash Surrender Value (that is, your Policy Value, minus the annual administration charge, applicable surrender charges and taxes due, and adjusted by any applicable Market Value Adjustment), by sending a written request to the Administrative Office. The minimum amount you can withdraw is $250.

Full and partial withdrawals may be subject to a surrender charge, if the amount withdrawn exceeds the free withdrawal amount and the withdrawal occurs while surrender charges apply. If you take a withdrawal from the guaranteed interest accounts, other than the one-year guaranteed interest account, then the withdrawal will be subject to a Market Value Adjustment.

You may have to pay federal income taxes on amounts you withdraw, and a federal penalty tax may be assessed.


11.      What charges will I pay? (See "Fees and Charges.")


Surrender Charge: We deduct a surrender charge if you withdraw all or part of ----------------- your Policy Value while surrender charges are in effect under the Policy. We calculate the surrender charge from the date you made the premium payment being withdrawn.

The surrender charge will vary depending on the number of years since you paid the premium payment, as shown in this chart:



-----------------------------------------------------
Policy Years Since               Surrender
Premium Was Paid                  Charge
------------------               --------
   Less than 2.............            6%
        2..................            5%
        3..................            5%
        4..................            4%
        5..................            3%
-----------------------------------------------------

        6.......................       2%
Greater than 7...............           None
-----------------------------------------------------

We deduct any surrender charge from the amount being withdrawn.

We will not assess a surrender charge on the free withdrawal amount. In any Policy year, the free withdrawal amount may be withdrawn in one or more written requests or withdrawn using the Systematic Withdrawal Privilege. In any single Policy year, the free withdrawal amount is equal to:

     . 100% of investment earnings in the Subaccounts available at the time the withdrawal request is processed, plus 100% of interest earned in the fixed account; plus

     . 10% of premiums that you paid into the Policy less than 7 years (5 years in certain circumstances) from the date of withdrawal or surrender. (No more than 10% may be withdrawn in a single Policy year, even if you have not withdrawn the maximum amount in previous years.)

Withdrawals taken from the guaranteed interest accounts, other than the one-year guaranteed interest account, will be subject to a Market Value Adjustment.

We will not assess a surrender charge on amounts required to be withdrawn from a Qualified Policy, pursuant to the minimum required distribution rules under federal tax laws.

You may always withdraw 100% of premiums paid that have been held in the Policy 7 years or more (5 years for certain Policies) from the date the premium was paid without incurring a surrender charge. We will make withdrawals from premiums paid on a "first in, first out" basis.

We will waive the surrender charge on the payment of a death benefit, annuitization under payment option 1, or when you take a surrender or withdrawal if you are terminally ill or confined on a long-term basis to a hospital or nursing home, as defined in your Policy.

Mortality and Expense Risk Charge: Before the Annuity Date, we deduct a ---------------------------------- mortality and expense risk charge each day from your value in the Subaccounts at an annual rate of 1.25%.

Annual Administration Charge: We deduct an annual administration charge of $30 ----------------------------- on each Policy anniversary. We will also deduct this charge if the Policy is surrendered. If the Policy Value on the Policy anniversary is $75,000 or more, we will waive the annual administration charge. We will also waive the annual administration Charge if the Policy is a Tax-Sheltered Annuity.

Daily Administration Fee: Before the Annuity Date, we deduct a daily ------------------------- administration fee from your value in the Subaccounts at the annual rate of 0.15%.

Transfer Fee: The first 12 transfers during each Policy year are free. We ------------- currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy year. We will not assess a transfer fee when you use the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging.

Premium Taxes: If your state requires us to pay taxes on premium payments we -------------- receive, we will deduct a charge from your premiums equal to the amount of premium taxes we must pay. Premium taxes currently ranges from 0% to 3.5%. We deduct the charge either from your premiums when paid, from your Policy Value on surrender, partial withdrawal, or annuitization, or on any payment upon death of an owner or last surviving annuitant.



Portfolio Fees and Charges: Each portfolio deducts portfolio management fees and --------------------------- expense charges from the amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and charges will reduce the value of your investment in the Subaccounts. For 2001, these charges ranged from .28% to 1.81% annually. See the "Fee Table" and fund prospectuses for more information.



Compensation: For information concerning compensation we pay for the sale of ------------- Policies, see "Distribution of Policies."

12.      What annuity plans does Varifund offer?  (See "Annuity Payment
         Options.")


Beginning on the Annuity Date, the annuitant may receive fixed annuity payments on a monthly, quarterly or annual basis. We will make payments during the annuitant's lifetime or for 10 years, whichever is longer, unless you have elected another payment option. We will calculate the annuity payments based upon your Policy Value on the Annuity Date (reduced by a 3% sales/administrative charge assessed when payments begin). If you select any payment other than payment option 1, we will assess applicable surrender charges when you annuitize.


13.      What is the death benefit? (See "Death Benefits.")


If the last surviving annuitant dies before the Annuity Date, we will pay a Death Benefit to the beneficiary named by the owner.

         If we receive Due Proof of Death during the first five Policy years,
                                          ------
         the Death Benefit is the greater of:



             (a)  Premiums paid, reduced by any prior partial withdrawals taken, surrender charges paid, and premium taxes paid or due; or
             (b)  Policy Value on the date we receive Due Proof of Death, less premium taxes due.



         If we receive Due Proof of Death after the first five Policy years, the
                                          -----
         Death Benefit is the greatest of:



             1.   item "(a)" above;
             2.   item "(b)" above; or
             3. (c) the Policy Value on the most recent 5-Year-Policy anniversary that occurred before the date we receive Due Proof of Death. This value will be reduced by any partial withdrawals taken, surrender charges paid, and taxes due, and increased by any premiums paid since the most recent 5-Year-Policy anniversary. Each 5-Year-Policy anniversary is measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

If you purchase the Policy after May 1, 2002, and if (c) exceeds (b) by an amount greater than $1,000,000, then the Death Benefit under 3. above will be
(b) plus $1,000,000. This provision is subject to state approval. If, on the Policy Date, any annuitant has reached age 81, the Death Benefit is the greater of items "(a)" or "(b)" above.



If any owner who is not the last surviving annuitant dies before the Annuity Date, we will pay the beneficiary the Policy Value as of the date we receive Due Proof of Death for the owner.


Take care when naming owners, annuitants, and beneficiaries as it will affect the values, if any, that are paid on death.


14.      How will my investment in Varifund be taxed? (See "Federal Tax
         Matters.")


The Policy's earnings generally are not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% federal penalty tax on the earnings.

Because the annuity payments you receive during the income phase are considered partly a return of your original investment, a portion of each annuity payment is not taxable as income until the "investment in the contract" has been fully recovered.

Death benefits are taxable and generally are included in the income of the recipient as follows:

     . if received under a payment option, death benefits are taxed in the same manner as annuity payouts;
     . if not received under a payment option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

Different tax consequences may apply for a Policy used in connection with a qualified retirement plan.


15.      What additional features are available under the Policy?

This Policy has additional features that may interest you. They include the following:

     . Pre-Authorized Check Agreement Plan: You may choose to have monthly premiums automatically collected from your checking or savings account.

     . Electronic Data Transmission of Application Information: In certain states, we may accept electronic data transmission of application information accompanied by a wire transfer of the initial premium.


     . Intouch(R) Voice Response System: This interactive voice response system accessible through your touch tone telephone permits you to obtain current Subaccount balances, current Policy Values and current accumulation unit values; change your Subaccount allocation; and effect transfers between Subaccounts or to the guaranteed interest accounts.


     . Dollar Cost Averaging: You may arrange to have a certain amount of money automatically transferred on a periodic basis from any Subaccount or one-year guaranteed interest account to any other Subaccount. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

     . Automatic Portfolio Rebalancing: Upon your request, we will automatically transfer amounts among Subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the Subaccounts.

     . Systematic Withdrawal: You may elect to withdraw a fixed amount from the Subaccounts and the guaranteed interest accounts on a monthly, quarterly, semi-annual or annual basis, beginning thirty days after the Policy Date. Surrender charges and a Market Value Adjustment may apply.


     . Telephone or Fax Transactions: You may make transfers, partial withdrawals and/or change the allocation of additional premium payments by telephone or fax.




16.      Does Canada Life offer other policies?


We offer other variable annuity policies that may invest in the same portfolios of the funds. These policies may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable for your needs. For more information about these policies, please contact your registered representative who is our agent.


17.      Whom can I contact for more information?


We will be happy to answer your questions about the Policy or our procedures. Call or write to us at:

         Administrative Office
         ---------------------
         6201 Powers Ferry Road, N.W.
         Atlanta, GA 30339

         Phone:    1-800-905-1959
         Fax:      1-888-670-4836


         Monday - Thursday, 8:00 a.m. - 7:00 p.m. Eastern Time
         Friday, 8:00 a.m. - 5:00 p.m. Eastern Time


Please include your Policy number and the names of the owner and the annuitant. If you have questions concerning your investment strategies, please contact your registered representative.

--------------------------------------------------------------------------------
                    FEE TABLE (During the Accumulation Phase)
--------------------------------------------------------------------------------



This table is intended to assist you in understanding the various costs and expenses that you will bear directly or indirectly by investing in the Policy. It reflects expenses of the Subaccounts as well as the underlying portfolios. Expenses for the portfolios are not fixed and may be higher or lower in future years than those stated below.

       OWNER TRANSACTION EXPENSES /1/
                                   -

         .   Sales charge deducted from premium payments..................................................     None

         .   Maximum surrender charge (as a percentage of amount surrendered) /2,/.........                   6.00%
                                                                              -


         .   Transfer fee
                   First 12 transfers each Policy year.........................................              No fee
                   Each transfer thereafter....................................................    $25 per transfer
                   Transfer fee when using the Intouch(R) Voice Response System                              No fee

       Annual Administration Charge                                                                             $30
       (waived for the prior Policy Year if the Policy Value is $75,000 or more on the Policy Anniversary or if the Policy is a Tax-Sheltered Annuity)

       Variable Account Annual Expenses
       (as a percentage of average daily net assets in each Subaccount)

         .   Mortality and expense risk charges                                                               1.25%
         .   Annual rate of daily administration fee                                                          0.15%
                                                                                                               ----
             TOTAL Variable Account annual expenses.........................................                  1.40%



/1/   The following information regarding expenses assumes that the entire
Policy Value is in the Variable Account.


/2/   The surrender charge decreases based on the number of years since each premium payment was made, from 6% in the first year to 0% in the eighth year after the premium payment was made. The charge is waived in some circumstances. A surrender charge is not assessed against the free withdrawal amount. See "Fees and Charges."


Portfolio Annual Expenses for the Year Ended December 31, 2001
--------------------------------------------------------------

(After Expense Reimbursement, as indicated, and as a percentage of average net assets)


----------------------------------------------------------------------------------------------------------------------------------
                      Portfolio                            Management       12b-1Fees     Other Expenses            Total
                      ---------                            ----------       ---------     --------------            -----
                                                              Fees                        (After Waivers       Annual Expenses
                                                              ----                        --------------       ---------------
                                                                                            and Expense      (After Waivers and
                                                                                            -----------      ------------------
                                                                                          Reimbursements)          Expense
                                                                                          ---------------          -------
                                                                                                               Reimbursements)
                                                                                                               ---------------
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth                                        0.75%            0.00%            0.06%                0.81%
Alger American Leveraged AllCap                              0.85%            0.00%            0.07%                0.92%
Alger American MidCap Growth                                 0.80%            0.00%            0.08%                0.88%
Alger American Small Capitalization                          0.85%            0.00%            0.07%                0.92%
Berger IPT-International/1/                                  0.85%            0.00%            0.35%                1.20%
Berger IPT-Small Company Growth/1/                           0.85%            0.00%            0.13%                0.98%
Dreyfus Variable Investment Trust ("VIF")                    0.75%            0.00%            0.03%                0.78%
Appreciation Portfolio/2/ (Initial shares)
Dreyfus VIF-Growth and Income Portfolio/2/ (Initial          0.75%            0.00%            0.05%                0.80%
shares)
The Dreyfus Socially Responsible Growth Fund, Inc./2/        0.75%            0.00%            0.03%                0.78%
(Initial shares)
Fidelity VIP Growth/3/ (Initial Class)                       0.58%            0.00%            0.07%                0.65%
Fidelity VIP High Income/3/ (Initial Class)                  0.58%            0.00%            0.12%                0.70%
Fidelity VIP Money Market (Initial Class)                    0.18%            0.00%            0.10%                0.28%
Fidelity VIP Overseas/3/ (Initial Class)                     0.73%            0.00%            0.14%                0.87%
Fidelity VIP Asset Manager/3/ (Initial Class)                0.53%            0.00%            0.10%                0.63%
Fidelity VIP Contrafund(R)/3/ (Initial Class)                0.58%            0.00%            0.06%                0.64%
Fidelity VIP Index 500/4/ (Initial Class)                    0.24%            0.00%            0.04%                0.28%
Fidelity VIP Investment Grade Bond (Initial Class)           0.43%            0.00%            0.11%                0.54%
Fidelity VIP Growth Opportunities/3/ (Initial Class)         0.58%            0.00%            0.09%                0.67%
Goldman Sachs VIT Capital Growth/5/                          0.75%            0.00%            0.25%                1.00%
Goldman Sachs VIT CORESM U.S. Equity/5/                      0.70%            0.00%            0.11%                0.81%
Goldman Sachs VIT Growth and Income/5/                       0.75%            0.00%            0.25%                1.00%
Levco Equity Value Fund/6/                                   0.85%            0.00%            0.25%                1.10%
Montgomery Variable Series: Emerging Markets                 1.25%            0.00%            0.42%                1.67%
Montgomery Variable Series: Growth/7/                        0.65%            0.00%            0.63%                1.28%
Seligman Communications and Information (Class 1)            0.75%            0.00%            0.18%                0.93%
Seligman Frontier (Class 1)/8/                               0.75%            0.00%            0.26%                1.01%

----------------------------------------------------------------------------------------------------------------------------------
                      Portfolio                            Management       12b-1Fees     Other Expenses            Total
                      ---------                            ----------       ---------     --------------            -----
                                                              Fees                        (After Waivers       Annual Expenses
                                                              ----                        --------------       ---------------
                                                                                            and Expense      (After Waivers and
                                                                                            -----------      ------------------
                                                                                          Reimbursements)          Expense
                                                                                          ---------------          -------
                                                                                                               Reimbursements)
                                                                                                               ---------------
----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology (Class 2)/9,10/                   1.00%            0.14%            0.40%                1.54%
Seligman Small-Cap Value (Class 2)/9,10/                     1.00%            0.19%            0.20%                1.39%
Van Eck Worldwide Emerging Markets Fund/11/                  1.00 %           0.00 %           0.28 %               1.28 %
Van Eck Worldwide Real Estate Fund/12/                       1.00 %           0.00 %           0.50 %               1.50 %






/1/ The Managers of the Berger IPT-International Fund and Berger IPT-Small Company Growth Fund have agreed to waive their management fees and reimburse the funds for additional expenses to the extent that the funds' total annual expenses exceed 1.20% and 0.98%, respectively. Absent this waiver, the Management Fees, Other Expenses, and Total Annual Expenses would have been 0.85%, 0.75% and 1.60% for the Berger IPT-International Fund and 0.85%, 0.13% and 0.98% for the Berger IPT-Small Company Growth Fund. This waiver may not be terminated or amended except by a vote of each of the fund's Board of Trustees.

/2/ Dreyfus VIF-Appreciation Portfolio, Dreyfus VIF-Growth and Income Portfolio, and The Dreyfus Socially Responsible Growth Fund, Inc. are Initial Share Class. Actual expenses in future years may be higher or lower than presented. Please consult the underlying mutual fund prospectus for more complete information.

/3/ The fund's manager has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the above table (as calculated per annum) of each Fund's respective average daily net assets. Without such limitation or reduction, the "Other Expenses" and Total Annual Expenses for the Fidelity VIP Growth, Fidelity VIP High Income , Fidelity VIP Overseas, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, and Fidelity VIP Growth Opportunities would be .10%
     and 0.68%, 0.13% and 0.71%, 0.19% and 0.92%, 0.11% and 0.64%, and 0.10%
     and 0.68%, and 0.11% and 0.69% respectively..

/4/ The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement may be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.11%, and 0.35%, respectively.

/5/ Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the above table (as calculated per annum) of each fund's respective average daily net assets. Without such limitation or reduction, the "Other Expenses" and Total Annual Expenses for the Goldman Sachs VIT Capital Growth, CORE/SM/ US Equity, and Growth and Income funds would be 0.94% and 1.69%, 0.12% and 0.82%,0.42% and 1.17%respectively. CORESM is a service mark of Goldman, Sachs & Co. VIT CORE U.S. Equity Fund was under the cap at December 31, 2001. Actual Other Expenses were running at 0.11%. Other expenses for the VIT CORE U.S. Equity Fund are capped at 0.20%.

/6/ The investment adviser, John A. Levin & Co., Inc., voluntarily has undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions and extraordinary expenses). Such arrangements typically take the form of either a reimbursement of expenses or a fee waiver by the investment adviser. The investment adviser has reserved the right to discontinue this arrangement at any time. Without the reimbursement the Other Expenses and Total Annual Expenses would be 0.68% and 1.53% respectively.

/7/ The manager of the Montgomery Variable Series: Growth Fund voluntarily reimbursed the Growth Fund for a portion of its management fee. The Management Fee, Other Expenses, and Total Annual Expenses, absent voluntary reimbursements for the Growth Fund, were 1.65%, 1.58% and 3.23%, respectively.

/8/ Effective November 16, 2001, J. & W. Seligman & Co. Incorporated voluntarily agreed to reimburse expenses of the Seligman Frontier Portfolio, other than the management fee, which exceed 0.75%. Prior to that, other expenses in excess of 0.20% were reimbursed. Without reimbursement, Other Expenses and Total Annual Expenses would have been 0.49% and 1.24% respectively.

/9/ J. & W. Seligman & Co. Incorporated voluntarily agreed to reimburse expenses of the Seligman Global Technology Portfolio and the Seligman Small-Cap Value Portfolio, other than management and 12b-1 fees, which exceed 0.40 % and0.20%, respectively. Without reimbursements, Other Expenses and Total Annual Expenses would have been 0.61% and 1.75% respectively for the Seligman Global Technology Portfolio and 0.22% and 1.41% respectively, for the Seligman Small-Cap Value Portfolio

/10/ The Seligman Global Technology Portfolio Management Fee annual rate of
     1.00% applies to the Portfolio's first $ 2 billion in average daily net assets. The rate declines to .95% of the Portfolio's average daily net assets on the next $2 billion in net assets, and to 0.90% of the Portfolio's average daily net assets in excess of $4 billion. The Seligman Small-Cap Value Portfolio Management Fee annual rate of 1.00% applies to the Portfolio's first $500 million in average daily net assets. The rate declines to 0.90% of the Portfolio's average daily net assets on the next $500 million in net assets, and to 0.80% of the Portfolio's average daily net assets in excess of $1 billion.

/11/ Van Eck Associates Corporation may sometimes waive fees and/or reimburse certain expenses of the Fund. Without reimbursement, Other Expenses and Total Annual Expenses would have been 0.30% and 1.30% respectively.

/12/ Van Eck Associates Corporation may sometimes waive fees and/or reimburse certain expenses of the Fund. Without reimbursement, Other Expenses and Total Annual Expenses would have been 0.62% and 1.62% respectively.

     There is no assurance that these waivers or reimbursements will continue in the future. If any waivers or reimbursements are discontinued or changed, we will provide you with an update to the prospectus.

The data with respect to the funds' annual expenses have been provided to us by the funds and we have not independently verified such data.

Annuitization Charge: If you annuitize your Policy, a fee of 2% will be deducted from the amount annuitized for administration and sales expenses.

For a more complete description of the various costs and expenses, see "Fees and Charges" and the Funds' prospectuses. In addition to the expenses listed above, premium taxes may apply, and a Market Value Adjustment may apply to amounts held in the Fixed Account (see "Market Value Adjustment").



Examples

The following examples show what your costs would be under this Policy using certain assumptions. The examples are based on the fees and charges for the Policy and the portfolio as stated in the Fee Table above. These examples assume that any applicable portfolio fee waivers and reimbursements will continue for the length of time shown in the examples. We cannot guarantee that they will continue.

An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and that the entire $1,000 is invested in the Subaccount listed.


If the Policy is surrendered (or annuitized under an option other than Option 1) at the end of the applicable time period (reflecting Subaccount Annual Expenses of 1.40% and the maximum surrender charges):



Subaccount                                                       Year 1       Year 3         Year 5        Year 10
                                                                 ------       ------         ------        -------
Alger American Growth                                                78          120            165            275
Alger American Leveraged AllCap                                      80          124            170            286
Alger American MidCap Growth                                         79          122            168            282
Alger American Small Capitalization                                  80          124            170            286
Berger IPT-International                                             82          132            184            314
Berger IPT-Small Company Growth                                      80          125            173            292
Dreyfus VIF Appreciation                                             78          119            163            272
Dreyfus VIF Growth & Income                                          78          120            164            274
Dreyfus Socially Responsible                                         78          119            163            272
Fidelity VIP Growth                                                  77          116            157            259
Fidelity VIP High Income                                             77          117            159            264
Fidelity VIP Money Market                                            73          104            138            221
Fidelity VIP Overseas                                                79          122            168            281
Fidelity VIP Asset Manager                                           77          115            156            257
Fidelity VIP Contrafund                                              77          115            156            258
Fidelity VIP Index 500                                               73          104            138            221
Fidelity VIP Invest Grade Bond                                       76          112            151            248
Fidelity VIP Growth Opportunities                                    77          116            158            261
Goldman Sachs CORE U.S. Equity                                       78          120            165            275
Goldman Sachs VIT Capital Growth                                     80          126            174            294
Goldman Sachs VIT Growth and Income                                  80          126            174            294
Montgomery Variable Series: Emerging Markets                         87          146            207            357
Montgomery Variable Series: Growth                                   83          134            188            321
Seligman Communications and Information                              80          124            171            287
Seligman Frontier                                                    80          126            175            295
Seligman Global Technology                                           86          142            201            346
Seligman Small Cap Value                                             84          138            194            332
Van Eck Global: Emerging Markets                                     83          134            188            321

Van Eck Global: Real Estate                                          85          141            199            342

If the Policy is not surrendered or is annuitized under Option 1 at the end of the applicable time period (reflecting Subaccount Annual Expenses of 1.40% and no surrender charges):


Subaccount                                                     Year 1          Year 3      Year 5           Year 10
                                                               ------          ------      ------           -------
Alger American Growth                                              24              75         129               275
Alger American Leveraged AllCap                                    26              79         134               286
Alger American MidCap Growth                                       25              77         132               282
Alger American Small Capitalization                                26              79         134               286
Berger IPT-International                                           28              87         148               314
Berger IPT-Small Company Growth                                    26              80         137               292
Dreyfus VIF Appreciation                                           24              74         127               272
Dreyfus VIF Growth & Income                                        24              75         128               274
Dreyfus Socially Responsible                                       24              74         127               272
Fidelity VIP Growth                                                23              71         121               259
Fidelity VIP High Income                                           23              72         123               264
Fidelity VIP Money Market                                          19              59         102               221
Fidelity VIP Overseas                                              25              77         132               281
Fidelity VIP Asset Manager                                         23              70         120               257
Fidelity VIP Contrafund                                            23              70         120               258
Fidelity VIP Index 500                                             19              59         102               221
Fidelity VIP Invest Grade Bond                                     22              67         115               248
Fidelity VIP Growth Opportunities                                  23              71         122               261
Goldman Sachs CORE U.S. Equity                                     24              75         129               275
Goldman Sachs VIT Capital Growth                                   26              81         138               294
Goldman Sachs VIT Growth and Income                                26              81         138               294
Montgomery Variable Series: Emerging Markets                       33             101         171               357
Montgomery Variable Series: Growth                                 29              89         152               321
Seligman Communications and Information                            26              79         135               287
Seligman Frontier                                                  26              81         139               295
Seligman Global Technology                                         32              97         165               346
Seligman Small Cap Value                                           30              93         158               332
Van Eck Global: Emerging Markets                                   29              89         152               321
Van Eck Global: Real Estate                                        31              96         163               342

These Examples are based, with respect to all of the Portfolios, on an estimated average account value of $ 52,191. The Examples assume that no transfer charge or Market Value Adjustment has been assessed. The Examples also reflect an Annual Administration Charge of 0.06% of assets, determined by dividing the total Annual Administration Charge collected by the total average net assets of the Sub-Accounts of the Variable Account. The Examples represent expenses incurred in connection with a 7-year surrender charge period. Policies issued with a 5-year maximum surrender charge period would be subject to lower expenses.

These Examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or lesser than the assumed amount.



CONDENSED FINANCIAL INFORMATION


The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying portfolios and the assessment of Variable Account charges. We have included in Appendix B a financial history of the accumulation unit values for the Subaccounts.


--------------------------------------------------------------------------------
                           THE COMPANY AND THE FIXED ACCOUNT
--------------------------------------------------------------------------------



We are a stock life insurance company incorporated under Michigan law on April 12, 1988. Our Administrative Office is located at 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339. We are principally engaged in issuing and reinsuring annuity policies. As of December 31, 2001, our assets approximated $3.0 billion (US dollars).

We are a wholly owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada. The Canada Life Assurance Company commenced insurance operations in 1847 and has been actively operating in the United States since 1889. As of December 31, 2001, the consolidated assets of The Canada Life Assurance Company approximated $35.9 billion (US dollars).



We share our A.M. Best rating with our parent company, and from time to time we will quote this rating and our ratings from Standard & Poor's Corporation and/or Moody's Investors Service for claims paying ability. These ratings relate to our financial ability to meet our contractual obligations under our insurance policies. Obligations under the Policies are obligations of Canada Life Insurance Company of America.

THE FIXED ACCOUNT

The fixed account is part of our general account. We assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The fixed account does not participate in the investment performance of the Subaccounts.

The fixed account is not registered with the SEC under the Securities Act of 1933 (the 1933 Act). Neither the fixed account nor the general account has been registered as an investment company under the Investment Company Act of 1940. So, neither the fixed account nor the general account is generally subject to regulation under either Act. However, certain disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy of statements made in a registration statement.

The fixed account offers a guarantee of principal, after deductions for fees and expenses. We also guarantee that you will earn interest at a rate of at least
3% per year on amounts in the fixed account. We do not rely on predetermined formulas to set fixed account interest rates.

The fixed account may not be available in all states.

Fixed Account Value
-------------------

The fixed account value is equal to:

         .   any premium payments; plus
         .   any amounts transferred into the fixed account; plus
         .   any guaranteed interest credited on amounts held in the fixed account; minus
         .   any charges imposed on amounts in the fixed account in accordance with the terms of the Policy.

Guaranteed Interest Accounts
----------------------------

You may allocate some or all of your premium payments to, and make transfers from the Subaccounts and maturing guaranteed interest account into, the guaranteed interest accounts of the fixed account. Amounts in the guaranteed interest accounts will earn interest at a guaranteed interest rate that is an annual effective rate of interest.

Currently, you may select a guaranteed interest account with a duration of 1, 3, 5, 7 or 10 years, although we may not offer all these durations in the future. We will always offer a 1-year duration. The duration you select (also called the guaranteed interest period) will determine the interest rate we credit. We will credit your allocation with the guaranteed interest rate for the duration you select, so long as you do not surrender, withdraw, or transfer amounts in the guaranteed interest account before the end of the guaranteed interest period.

If you keep the full amount in a guaranteed interest account until the end of the guaranteed interest period, the value of the amount will equal the amount you originally placed in the guaranteed interest account increased by the interest rate, annually compounded, for that guaranteed interest period. If you surrender, withdraw, or transfer amounts in the guaranteed interest account before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the amount of the transaction being taken from the guaranteed interest account.

The fixed account, the Market Value Adjustment and certain guaranteed interest periods might not be available in all jurisdictions. The fixed account does not participate in the investment performance of the Subaccounts.

Guaranteed Interest Periods
---------------------------


A guaranteed interest period is a specific interval of time over which the amount in the guaranteed interest account will be credited with interest at a guaranteed rate. The guaranteed interest period begins on the date the premium is allocated to, or Policy Value is transferred to, the guaranteed interest account with a specific duration. The guaranteed interest period ends on the last calendar day of the month when the number of years in the period (measured from the end of the month when the allocation was made) has elapsed.

Once you have allocated or transferred an amount to a guaranteed interest account with a specified guaranteed interest period and interest rate, the interest rate will not change. Different allocations you make to the guaranteed interest account may be credited with different interest rates, depending on the timing of your allocation.

Expiration and Automatic Renewal of Interest Rates in the Guaranteed Interest
-----------------------------------------------------------------------------
Accounts
--------

During the 30-day period following the end of a guaranteed interest period, you may transfer the amount in the guaranteed interest account to the Subaccounts or to a different guaranteed interest account. A Market Value Adjustment will not apply if you surrender, withdraw, or transfer the amounts in the guaranteed interest account during that 30-day window. During the 30-day window at the end of a guaranteed interest period, we will credit interest at an annual effective rate of 3% to the amounts in the guaranteed interest account. If you place the amount in another guaranteed interest account, we will credit the interest rate for that account during the 30-day period. We will notify you of the available guaranteed interest periods and rates before the end of any guaranteed interest period.

If we do not receive written notice from you during the 30-day window, we will automatically begin another guaranteed interest period of the same duration as the previous guaranteed interest period.

If the same duration is not available, or if renewal of the same duration would continue the Policy beyond the Annuity Date, we will automatically begin a one-year guaranteed interest period on the first day after the end of the 30-day window. Your Policy Value in the guaranteed interest account will earn interest at the guaranteed rate that we have declared for that duration.

Market Value Adjustment
-----------------------

If you surrender, withdraw, or transfer before the end of a guaranteed interest period, we will apply a Market Value Adjustment to the amount of that transaction that is taken from the guaranteed interest account. A Market Value Adjustment will either increase or decrease the amount in the guaranteed interest account. A Market Value Adjustment never results in a reduction in interest to less than 3 percent per year on the amount that you allocated to the guaranteed interest account. This adjustment does not apply to the one-year guaranteed interest period. The Market Value Adjustment resets at the start of each guaranteed interest period.

A Market Value Adjustment compares:

       (i) the guaranteed interest rate that applied to the guaranteed interest period being surrendered, withdrawn, or transferred; with
       (ii) the current guaranteed interest rate that we are crediting to a guaranteed interest period of the same duration.

If an equal guaranteed interest period is not offered, we will use the linear interpolation of the guaranteed interest rates for the guaranteed interest periods closest in duration that are offered. Any surrender, withdrawal, or transfer of the amounts in a guarantee interest account is subject to a Market Value Adjustment, unless:

      . the date of the surrender, withdrawal, or transfer is within 30 days after the end of a guaranteed interest period;
      . the surrender, withdrawal, or transfer is from the one-year guaranteed interest period; or
      . the surrender, withdrawal or transfer is to provide death benefits, nursing home benefits, terminal illness benefits, or annuitization under the Policy.

The Market Value Adjustment will be applied after deducting any transfer fees, but before deducting any surrender charges or taxes due.

On the date the Market Value Adjustment is to be applied, one of the following will happen:

      . If the guaranteed interest rate we are crediting to your guaranteed interest account, less 0.50%, is less than the guaranteed interest
                            ----------
          rate that we are currently crediting to a new guaranteed interest period of the same duration, then the Market Value Adjustment will be negative and will result in a payment of an amount that is less than
                                                                     ---------
          the amount being surrendered, withdrawn, or transferred.

       Example: The rate we are crediting to your 3-year guaranteed interest
       --------
          account is 6.0%. In year 2, you wish to take a withdrawal. At that time, the rate we are crediting to a new 3-year guaranteed interest period is 6.5%. Because 6.0% - 0.50% (5.5%) is less than current rate of 6.5%, the Market Value Adjustment will be negative.

      . If the guaranteed interest rate we are crediting to your guaranteed interest account is greater than 0.50% plus the guaranteed interest
                              ------------
          rate that we are currently crediting to a new guaranteed interest period of the same duration, then the Market Value Adjustment will be positive and will result in the payment of an amount greater than the
                                                               ------------
          guarantee amount (or portion thereof) being surrendered, withdrawn, or transferred.

       Example: The rate we are crediting to your 3-year guaranteed interest
       --------
          account is 6.0%. In year 2, you wish to take a withdrawal. At that time, the rate we are crediting to a new 3-year guaranteed interest period is 5.0%. Because 6.0% is greater than 5.0% + 0.5% (5.5%), the Market Value Adjustment will be positive.

We compute the Market Value Adjustment by multiplying the amount being surrendered, withdrawn, or transferred by the Market Value Adjustment Factor. The Market Value Adjustment Factor is calculated as follows:

         Market Value Adjustment Factor = Lesser of  (a) (1 + i)/n/12/
                                                         -------------------- -1
                                                         (1 +r + .005)/n/12/

                                                OR   (b)      .05

     where:

     "i" is the guaranteed interest rate we have been crediting to the amount you are surrendering, withdrawing, or transferring;

     "r" is the guaranteed interest rate that we are currently crediting to a new guaranteed interest period of the same duration as the guaranteed interest account in (i); and

     "n" is the number of months remaining until the expiration of the guaranteed interest period for the amount you are surrendering, withdrawing, or transferring.

There is no definitive guidance on the proper tax treatment of Market Value Adjustments, and you may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser.

--------------------------------------------------------------------------------
                    THE VARIABLE ACCOUNT AND THE PORTFOLIOS
--------------------------------------------------------------------------------

THE VARIABLE ACCOUNT

We established the Canada Life of America Variable Annuity Account 1 (the Variable Account) as a separate investment account on July 22, 1988, under Michigan law. Although we own the assets in the Variable Account, these assets are held separately from our other assets and are not part of our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the policies without regard to our other income, gains or losses. The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. We have the right to transfer to our general account any assets of the Variable Account that are in excess of such reserves and other liabilities.

The Variable Account is registered with the Securities and Exchange Commission (the SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a "separate account" under the federal securities laws. However, the SEC does not supervise the management, investment policies or practices of the Variable Account.

The Variable Account currently is divided into Subaccounts, each of which invests its assets in shares of the corresponding portfolio of the funds described below.

THE PORTFOLIOS

Shares of a portfolio can be purchased and redeemed for a corresponding Subaccount at their net asset value. Any amounts of income, dividends and gains distributed from the shares of a portfolio are reinvested in additional shares of that portfolio at their net asset value. The funds' prospectuses define the net asset value of portfolio shares.

The funds are management investment companies with one or more investment portfolios. Each fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or the portfolios by the SEC.

The funds may, in the future, create additional portfolios that may or may not be available as investment options under the Policies. Each portfolio has its own investment objectives and the income and losses for each portfolio are determined separately for that portfolio.

The investment objectives and policies of certain portfolios of the funds are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios of the funds, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios of the funds will be comparable to the investment results of any other portfolio, even if the other portfolios have the same investment adviser or manager.



We may receive significant compensation from the investment adviser or distributor of a portfolio (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the portfolios and their availability through the Policies. We (or our affiliates) also receive all or some of the 12b-1 fees deducted from portfolio assets. The amount of this compensation is based upon a percentage of the assets of the portfolio attributable to the Policies and other contracts issued by us. These percentages differ (up to a 0.25% maximum), and some distributors or advisers (or affiliates) may pay us more than others.



The following is a brief description of the investment objectives of each of the funds' portfolios. No one can promise that any portfolio will achieve its stated objective. Please see the attached prospectuses for the funds for more detailed information, including a description of risks and expenses.

Certain portfolios have similar investment objectives and/or policies. You should read the prospectus for each portfolio carefully before you invest, and consider which portfolios meet your financial goals and objectives.


-----------------------------------------------------------------------------------------------------------------------------------
Portfolio                                                        Investment Objective and Investment Adviser

-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio               Seeks long-term capital appreciation. The investment adviser is Fred Alger
                                              Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio     Seeks long-term capital appreciation. The investment adviser is Fred Alger
                                              Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio        Seeks long-term capital appreciation. The investment adviser is Fred Alger
                                              Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization           Seeks long-term capital appreciation. The investment adviser is Fred Alger
Portfolio                                     Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT-International Fund                 Seeks long-term capital appreciation. The investment adviser is Berger Financial
                                              Group LLC, and Bank of Ireland Asset Management (U.S.) Limited (BIAM) is the
                                              sub-advisor.
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT-Small Company Growth Fund          Seeks capital appreciation. The investment adviser is Berger Financial Group LLC.
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth       Seeks to provide capital growth; current income is a secondary goal. The
Fund, Inc. (Initial shares)                   investment adviser is The Dreyfus Corporation, and NCM is the sub-advisor.
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF-Appreciation Portfolio (Initial   Seeks long-term capital growth consistent with the preservation of capital;
shares)                                       current income is a secondary goal. The investment adviser is The Dreyfus
                                              Corporation.
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF-Growth and Income Portfolio       Seeks long-term capital growth, current income and growth of income, consistent
(Initial shares)                              with reasonable investment risk. The investment adviser is The Dreyfus
                                              Corporation, and Fayez Sarofim & Co. is the sub-advisor.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Initial        Seeks capital appreciation. The investment manager is Fidelity Management &
Class)                                        Research Company, and FMR Co., Inc. is the sub-advisor.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (Initial   Seeks to obtain a high level of current income. The investment manager is
Class)                                        Fidelity Management & Research Company, FMR Co., Inc. is the sub-advisor, and
                                              Fidelity Management & Research (U.K.) Inc., Fidelity Management (Far East) Inc.,
                                              and Fidelity Investments Japan Limited assist Fidelity Management & Research
                                              Company with foreign investments.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio                                                        Investment Objective and Investment Adviser

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio           Seeks to obtain a high level of current income as is consistent with the
(Initial Class)                               preservation of capital and liquidity. The investment manager is Fidelity
                                              Management & Research Company, and Fidelity Investments Money Management, Inc. is
                                              the sub-advisor.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (Initial      Seeks long-term growth of capital. The investment manager is Fidelity Management
Class)                                        & Research Company, FMR Co., is the sub-advisor, and Fidelity Management &
                                              Research (U.K.) Inc., Fidelity Management & Research (Far East), Fidelity
                                              International Investment Advisors, Fidelity International Investment Advisors
                                              (U.K.) Limited, and Fidelity Investments Japan Limited assist Fidelity Management
                                              & Research Company with foreign investment.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio          Seeks high total return with reduced risk over the long-term. The investment
(Initial Class)                               manager is Fidelity Management & Research Company, FMR Co., Inc. and Fidelity
                                              Investment Money Management, Inc. are the sub-advisors, and Fidelity Management &
                                              Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity
                                              Investments Japan Limited assist Fidelity Management & Research Company with foreign investments.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (Initial    Seeks long-term capital appreciation. The investment manager is Fidelity
Class)                                        Management & Research Company, - FMR Co., Inc. is the sub-advisor, and Fidelity
                                              Management & Research (U.K.) Inc., Fidelity Management (Far East) Inc., and
                                              Fidelity Investments Japan Limited assist Fidelity Management & Research Company with foreign investments.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (Initial     Seeks total return which corresponds to that of the Standard & Poor's Composite
Class)                                        Index of 500 Stocks. The investment manager is Fidelity Management & Research
                                              Company, and Bankers Trust Company, Deutsche Asset Management, Inc., and FMR Co.,
                                              Inc. are the sub-advisors.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond            Seeks as high a level of current income as is consistent with the preservation of
Portfolio (Initial Class)                     capital. The investment manager is Fidelity Management & Research Company, - and
                                              Fidelity Investments Money Management, Inc. is the sub-advisor.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio   Seeks capital growth. The investment manager is Fidelity Management & Research
(Initial Class)                               Company, FMR Co., Inc. is the sub-advisor, and Fidelity Management & Research
                                              (U.K.) Inc., Fidelity Management (Far East) Inc., and Fidelity Investments Japan
                                              Limited assist Fidelity Management & Research Company with foreign investments.
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund         Seeks long-term growth of capital. The investment adviser Goldman Sachs Asset
                                              Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM/ U.S. Equity Fund   Seeks long-term growth of capital and dividend income. The investment adviser is
                                              Goldman Sachs Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund      Seeks long-term growth of capital and growth of income. The investment adviser is
                                              Goldman Sachs Asset Management.
-----------------------------------------------------------------------------------------------------------------------------------
Levco Equity Value Fund                       Seeks long-term growth of capital. The investment adviser is John A. Levin &
                                              Co., Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Emerging          Seeks long-term capital appreciation. The investment adviser is Montgomery Asset
Markets Fund                                  Management, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund       Seeks long-term capital appreciation. The investment adviser is Montgomery Asset
                                              Management, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information       Seeks to produce capital gain. The investment adviser is J. & W. Seligman & Co.
Portfolio                                     Incorporated.
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                   Seeks growth of capital; income may be considered, but will be incidental to the
                                              Portfolio's investment objective. The investment adviser is J. & W. Seligman &
                                              Co. Incorporated.
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio          Seeks long-term capital appreciation. The investment adviser is J. & W. Seligman
                                              & Co. Incorporated.
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio            Seeks long-term capital appreciation. The investment adviser is J. & W. Seligman
                                              & Co. Incorporated.
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets            Seeks long-term capital appreciation. The investment adviser is Van Eck Associates
Fund                                          Corporation.
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund            Seeks to maximize return. The investment adviser is Van Eck Associates
                                              Corporation.
-----------------------------------------------------------------------------------------------------------------------------------


AVAILABILITY OF THE PORTFOLIOS

We cannot guarantee that each portfolio will always be available for investment through the Policy.

We reserve the right, subject to applicable law, to add, delete, and substitute shares of another portfolio of the funds or shares of another registered open-end investment company if, in our judgment, investment in shares of a current portfolio(s) is no longer appropriate. We may also add, delete, or substitute shares of another portfolio of the funds or shares of another registered open-end investment company only for certain classes of owners. New or substitute portfolios or funds may have different fees and expenses and may only be offered to certain classes of owners. These decisions will be based on reasons such as a change in investment objective, a change in the tax laws, or the shares are no longer available for investment. We will first obtain SEC and/or any applicable state approval, if such approval is required by law.

When permitted by law, we also reserve the right to:

       .  create new separate accounts;
       . combine separate accounts, including the Canada Life of America Variable Annuity Account 2;
       . remove, combine or add Subaccounts and make the new Subaccounts available to owners at our discretion;
       . add new portfolios of the funds or of other registered investment companies;
       . deregister the Variable Account under the 1940 Act if registration is no longer required;
       . make any changes required by the 1940 Act; and . operate the Variable Account as a managed investment company under the
          1940 Act or any other form permitted by law.

If a change is made, we will send you a revised prospectus and any notice required by law.

--------------------------------------------------------------------------------
                          PURCHASE OF A POLICY
--------------------------------------------------------------------------------

The accumulation period begins when you make your first premium payment, and continues until you begin to receive annuity payments during the payout period. The accumulation period also will end if you terminate your Policy, including if you fully withdraw your Policy Value before the payout period.

You may make premium payments at any time during the accumulation period until the Annuity Date. You must obtain our prior approval before your total premiums paid can exceed $1,000,000.

INITIAL PREMIUM

You must submit a complete application and check made payable to us for the initial premium. The following chart outlines the minimum initial premium we require:

                                                                                Minimum Initial
Type of Policy                                                                     Premium
--------------                                                                     -------
                                                                                   Accepted*
                                                                                   --------
Policy is an IRA................................................................    $2,000
Policy is not an IRA............................................................    $5,000
Policy is IRA and PAC agreement** for additional premiums submitted.............    $   50
Policy is not an IRA and PAC agreement for additional premiums submitted........    $  100

* We reserve the right to lower or raise the minimum initial premium. ** For more information on PAC agreements, see "Pre-Authorized Check
    Agreement Plan".

The application must meet our underwriting standards. The application must be properly completed and accompanied by all the information necessary to process it, including the initial premium.



We will normally accept the application and apply the initial premium within two business days of receipt at our Administrative Office. However, we may hold the premium for up to five business days while we attempt to complete the processing of an incomplete application. If this cannot be done within five business days, we will inform you of the reasons for the delay and immediately return the premium, unless you specifically consent to our keeping the premium until the application is made complete. We will then apply the initial premium within two business days of when the application is correctly completed.

The date we credit your initial premium payment to your Policy is the Policy Date. We will credit your initial premium payment to the Subaccounts at the accumulation unit value next computed at the end of the Policy Date.

"SECTION 1035" EXCHANGES

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old policy, and there will be a new surrender charge period for this Policy, other charges may be higher (or lower), and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax (and a federal penalty tax if you have not reached 591/2) on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

TEN DAY RIGHT TO EXAMINE POLICY

You have the right to cancel the Policy for any reason within 10 days after you receive it. In some jurisdictions, this period may be longer. To cancel the Policy, you must send a written request for cancellation and the returned Policy to us at the Administrative Office before the end of the right to examine period. You may fax your request and Policy to the following toll-free number:
1-888-670-4836. If you fax your Policy, you must also return the Policy to us by mail.

On the Policy Date, we will direct the initial premium to the Subaccounts and/or to the guaranteed interest accounts that you selected on your application, based on the percentages you specified.

Depending on your state of residence, if you cancel your Policy during the right to examine period, your refund will equal one of the following amounts:

     1. if your Policy Value increased or has stayed the same, your refund will equal the Policy Value on the date we received the returned Policy at the Administrative Office minus any withdrawals. We will credit back to you any Subaccount charges we deducted on or before the date we received the returned Policy;

     2. if your Policy Value decreased, your refund will equal your Policy Value minus any withdrawals. We will credit back to you any Subaccount charges deducted on or before the date we received the returned Policy; or


     3. if greater than 1or 2 and if required by the law of your state, your premium payments minus any withdrawals you made.


We will calculate the amount of the refund as of the date we first received either your written or faxed request and Policy.

If your state requires a return of Policy Value, or has no mandate, you bear the investment risk for premium payments allocated to the Subaccounts during the right to examine period. We do not assess a surrender charge on your refund.

If your state requires a return of premiums paid, we will receive any gains or bear any losses from the investment of your premium payment during the right to examine period in the Subaccounts you selected on your application.

We will pay the refund within 7 days after we receive your Policy and written request for cancellation of the Policy in the Administrative Office. The Policy will be void once we issue your refund.

ELECTRONIC DATA TRANSMISSION OF APPLICATION INFORMATION

In certain states, we may accept electronic data transmission of application information accompanied by a wire transfer of the initial premium. Contact us to find out about state availability.

When we receive the electronic data and wire transmittal, we will process the information and allocate the premium payment according to your instructions. We will then send a Policy and verification letter to you to sign.

During the period from receipt of the initial premium until the signed verification letter is received, no financial transactions may be executed under the Policy, unless you request such transactions in writing and provide a signature guarantee.

PREMIUM ALLOCATION


You elect on your application how you want your initial premium to be allocated among the Subaccounts and the guaranteed interest accounts. Any additional premiums will be allocated in the same manner as the most recent allocation applied to your Policy unless, at the time of payment, we have received your written notice to the contrary.


We cannot guarantee that a Subaccount or shares of a portfolio will always be available. If you request that all or part of a premium be allocated to a Subaccount that is not available, we will immediately return that portion of the premium to you, unless you specify otherwise.



ADDITIONAL PREMIUM

You may make additional premium payments at any time before the Annuity Date. Our prior approval is required before we will accept an additional premium that, together with the total of other premiums paid, would exceed $1,000,000. We will apply additional premiums as of the date they are received at our Administrative Office. We will send you a confirmation statement for each additional premium payment.

The following chart outlines the minimum additional premium we will accept:

                                                                  Minimum
                                                                 Additional
                                                                  Premium
    Type of Policy                                               Accepted*
    --------------                                               ----------
    Policy is an IRA...........................................   $1,000
    Policy is not an IRA.......................................   $1,000
    Policy is IRA and PAC agreement** for additional
      premiums submitted.......................................   $   50
    Policy is not an IRA and PAC agreement for additional
      premiums submitted.......................................   $  100

* We reserve the right to lower or raise the minimum additional premium. ** For more information on PAC agreements see "Pre-Authorized Check
   Agreement Plan".

--------------------------------------------------------------------------------
                                 POLICY VALUES
--------------------------------------------------------------------------------





POLICY VALUE

The Policy Value is the sum of: the value of amounts you have allocated to the Subaccounts; and the value of amounts you have allocated to the fixed account. If you withdraw a portion of the Policy Value, we will deduct a proportionate amount from each Subaccount and each guaranteed interest account in the fixed account, based on current cash values, unless you direct us to do otherwise.

SUBACCOUNT VALUES

Each business day, Subaccount values will change to reflect the investment performance of the underlying portfolios, net premium payments we receive, full or partial withdrawals taken, transfers, and charges assessed in connection with the Policy. There are no guaranteed Subaccount values.

We determine the value of each Subaccount at the end of each business day. We determine your Policy's value in each Subaccount by multiplying a Subaccount's accumulation unit value for the relevant valuation period by the number of accumulation units of that Subaccount that are allocated to your Policy.

On the Policy Date, we convert the portion of your initial premium allocated to the Subaccounts into accumulation units. Thereafter, we convert any amounts you allocate or transfer to the Subaccounts into accumulation units at the end of each business day.

We determine the number of accumulation units to be credited to your Policy by dividing the dollar amount you allocate or transfer to a Subaccount by the accumulation unit value for that Subaccount at the end of the business day during which we receive your allocation or transfer request. The number of accumulation units in any Subaccount will be increased at the end of the business day by: any net premium payments we received during the current business day and any amounts you requested be transferred to the Subaccount during the current business day.

We will process any amounts transferred from, or withdrawn from a Subaccount by canceling accumulation units. We will determine the number of accumulation units to be cancelled by dividing the dollar amount being removed from a Subaccount by the accumulation unit value for that Subaccount at the end of the business day during which we received your request to transfer or withdraw. We will reduce the number of accumulation units in any Subaccount at the end of the business day by:

       . any amounts you or we transferred (including any applicable transfer fee) from that Subaccount;
       . any amounts you or we withdrew on that business day (including amounts withdrawn to pay the annual administration charge); and
       . any surrender charge or premium tax we assessed upon a partial withdrawal or surrender.

Accumulation Unit Value
-----------------------

The accumulation unit value for each Subaccount's first valuation period is set at $10. After that, the accumulation unit value is determined by multiplying the accumulation unit value at the end of the immediately preceding valuation period by the net investment factor for the current valuation period. The net investment factor reflects the Subaccount charges. The accumulation unit value for a valuation period applies to each day in that period. The accumulation unit value may increase or decrease from one valuation period to the next.

Net Investment Factor
---------------------

The Net Investment Factor is an index that measures the investment performance of a Subaccount from one valuation period to the next. Each Subaccount has a Net Investment Factor, which may be greater than or less than 1.

The Net Investment Factor for each Subaccount for a valuation period equals 1 plus (or minus) the rate of return earned by the portfolio in which the Subaccount invests, adjusted for taxes charged or credited to the Subaccount, the mortality and expense risk charge, and the daily administration fee.

--------------------------------------------------------------------------------
                                   TRANSFERS
--------------------------------------------------------------------------------

TRANSFER PRIVILEGE

Before the Annuity Date, you may transfer all or a part of an amount in a Subaccount to another Subaccount or to a guaranteed interest account. You also can transfer an amount in a guaranteed interest account to a Subaccount or another guaranteed interest account. Transfers are subject to the following restrictions:

     1.       transfers must be at least $250;
     2. a transfer that would reduce the amount in that Subaccount or guaranteed interest account below $500 will be treated as a transfer request for the entire amount in that Subaccount or guaranteed interest account; and
     3. transfers from the guaranteed interest accounts, except from the one-year guaranteed interest account, may be subject to a Market Value Adjustment.

We will make all transfers as of the business day on which we receive your written or faxed request (or telephone authorization) to transfer, provided we receive it at our Administrative Office before the close of our business day, usually 4:00 p.m. Eastern Time. The transfer will be processed based on the accumulation unit values determined at the end of the business day on which we receive your request. If we receive your request after the close of our business day, we will make the transfer as of the next business day. There currently is no limit on the number of transfers that you can make before the Annuity Date among or between Subaccounts or to the fixed account. We reserve the right to discontinue transfer privileges, modify our procedures, change our minimum transfer amount requirements, or limit the number of transfers we permit.

EXCESSIVE TRADING LIMITS

Some Policy owners may use market timing firms or other third parties to make transfers on their behalf. Activity by such market timing firms or third parties may result in unusually large transfers of funds which, in turn, may interfere with our ability or the ability of the underlying fund to process transactions. Such excessive trading also may adversely affect the performance of the Subaccounts.

We reserve the right to limit transfers in any Policy year, or to refuse any of your transfer requests if:

       . we believe, in our sole discretion, that excessive trading, a specific transfer request, or a group of transfer requests by an owner or the owner's agent may have a detrimental effect on the accumulation unit values of any Subaccount or the share prices of any portfolio or would be detrimental to other owners; or

       . we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.

We may apply the restrictions in a manner reasonably designed to prevent transfers that we consider to be disadvantageous to other owners. If your request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

TELEPHONE AND FAX TRANSFER REQUESTS

We can process your transfer request by phone if you have completed our administrative form or initialed the authorization box on your application.
The authorization will remain effective until we receive your written revocation or we discontinue this privilege. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not employ such reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording telephone calls and obtaining personal security codes and policy number before we process any transfers.

We also accept transfer instructions provided to us via fax at 888-670-4836. Any faxed instructions sent to another number will not be considered received until received in the Administrative Office.

We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

We cannot accept or process transfer requests left on our voice mail system, although transfers through our Intouch(R) Voice Response System are acceptable.

TRANSFER FEE

There is no limit to the number of transfers that you can make between Subaccounts or the guaranteed interest accounts. The first 12 transfers during each Policy year are currently free. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy year. A transfer request (including mailed, faxed and telephone requests) is considered to be one transfer, regardless of the number of Subaccounts or guaranteed interest periods affected by the request. The processing fee will be deducted proportionately from the receiving Subaccounts and guaranteed interest accounts. The $25 transfer fee is waived when you use the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging services.

--------------------------------------------------------------------------------
                                OWNER SERVICES
--------------------------------------------------------------------------------

INTOUCH(R) VOICE RESPONSE SYSTEM

The Intouch(R) Voice Response System is our interactive voice response system that you can access through your touch-tone telephone. Use of this service allows you to:



       .  obtain current Subaccount balances;
       .  obtain current Policy and accumulation unit values;
       . change your Subaccount allocations; and . transfer amounts between Subaccounts or to the guaranteed interest accounts.



Transfers from the guaranteed interest accounts, other than from the one-year guaranteed interest account, are not permitted under the Intouch(R) Voice Response System. Your Policy number and personal identification number, which we issue to you to ensure security, are required for any transfers and/or allocation changes.

When using the Intouch(R) Voice Response System, you will not be assessed a transfer fee regardless of the number of transfers made per Policy year.

PRE-AUTHORIZED CHECK AGREEMENT PLAN (PAC)

You may choose to have monthly premiums automatically collected from your checking or savings account pursuant to a pre-authorized check agreement plan (PAC). You may terminate this plan by providing us with 30 days advance written notice. We may terminate this plan upon 30 days advance written notice to you, or at any time that a payment has not been paid by your bank. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

DOLLAR COST AVERAGING


The dollar cost averaging program permits you to systematically transfer specified amounts from any Subaccount or one-year guaranteed interest account to any other Subaccounts or guaranteed interest accounts on a monthly basis. Transfers under this program are subject to our administrative procedures for and restrictions regarding transfers. (See "Transfer Privilege.")

The amount transferred must be at least $250. The amount transferred will purchase more accumulation units of a Subaccount when its value is lower, and fewer accumulation units when its value is higher. Over time, the cost per accumulation unit averages out to less than if all purchases had been made at the highest value, and greater than if all purchases had been made at the lowest value. Dollar Cost Averaging reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets. Before deciding to use the Dollar Cost Averaging program, you should discuss the benefits and risks of the program with your registered representative.

To begin Dollar Cost Averaging, please contact our Administrative Office to obtain a copy of our Dollar Cost Averaging form, complete the form and return it to the Administrative Office. We will continue to process transfers until one of the following occurs:

       . the entire value of the Subaccount or the one-year guaranteed interest period is completely depleted; or
       . we receive your written notice to stop the monthly transfers; or . we discontinue this privilege.

This option is not available on the 29th, 30th or 31st day of a month. There is no charge for this feature. A transfer under the Dollar Cost Averaging program is not a transfer for purposes of assessing a transfer charge. We reserve the right to change our procedures or to discontinue the Dollar Cost Averaging privilege upon 30 days written notice to you.

AUTOMATIC PORTFOLIO REBALANCING


Once you have allocated your money among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to rebalance your Subaccount value periodically--on a monthly, quarterly, semi-annual or annual basis--to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages and must be at least 1% per allocation. We make no representation or guarantee that portfolio rebalancing will result in a profit, protect you against loss or ensure that you meet your financial goals.

To begin Automatic Portfolio Rebalancing, please contact our Administrative Office to obtain a copy of our Automatic Portfolio Rebalancing form, complete the form and return it to the Administrative Office. We will begin Automatic Portfolio Rebalancing once we receive your completed form. Participation in Automatic Portfolio Rebalancing is voluntary and you can modify or discontinue it at any time by sending us written notice. Automatic Portfolio Rebalancing is not available for the fixed account.

Once you elect Automatic Portfolio Rebalancing, we will continue to perform Portfolio rebalancing until you instruct us to stop. An Automatic Portfolio Rebalancing transfer is not considered a transfer for purposes of assessing a transfer charge. This option is not available on the 29th, 30th or 31st day of a month. There is no charge for this feature.


We reserve the right to change our procedures or discontinue offering Automatic Portfolio Rebalancing upon 30 days written notice to you.

SYSTEMATIC WITHDRAWAL PRIVILEGE


You may elect to use the Systematic Withdrawal Privilege (SWP) to withdraw a fixed amount from the Subaccounts and the 1 year guaranteed interest account on a monthly, quarterly, semi-annual or annual basis, beginning 30 days after the Policy Date.

To begin SWP, please contact our Administrative Office to obtain a copy of our SWP form, complete the form and return it to the Administrative Office. Allow 30 days for processing. Each systematic withdrawal payment must be at least $250.


We will assess surrender charges on SWP withdrawals, unless surrender charges no longer apply to the amounts withdrawn or the amount you withdraw qualifies as a free withdrawal amount: The free withdrawal amount in any Policy year is equal to:


       . 100% of investment earnings in the Subaccount available at the time the SWP is processed, plus 100% of interest earned; plus
       .  10% of premiums that you paid into the Policy less than 7 years
          (5 years in certain circumstances) from the date of the withdrawal*


* No more than 10% of premiums may be withdrawn in a single Policy year, even if you have not withdrawn the maximum amount in previous years. We will make withdrawals first from the oldest premiums paid.

Surrender charges do not apply to amounts required to be withdrawn from a Qualified Policy, pursuant to the minimum required distribution rules under federal tax laws. Such waiver of surrender charge for minimum required distribution does not apply to withdrawals from this Policy to satisfy minimum distribution requirements for other investments.

If applicable, a charge for premium taxes may be deducted from each systematic withdrawal payment. Withdrawals from a guaranteed interest period other than from the one-year guaranteed interest period may be subject to a Market Value Adjustment. We do not deduct any other charges for this privilege. In certain circumstances, amounts withdrawn pursuant to a systematic withdrawal option may be included in an owner's gross income and may be subject to penalty taxes.



SWP will end at the earliest of the date:

       . when the Subaccounts and guaranteed interest accounts you specified for those withdrawals have no remaining amount to withdraw;
       .  the Cash Surrender Value is reduced to $2,000*;
       . you choose to pay premiums by the pre-authorized check agreement plan; . we receive your written notice to end this program; or . we choose to discontinue this program upon 30 days advance written notice to you.

* We may pay the Cash Surrender Value and terminate the Policy if you have not paid any premiums for at least two years and the Policy Value is less than $2,000 (see "Automatic Termination").

This option is not available on the 29th, 30th or 31st day of a month. We reserve the right to change the terms of, or to terminate, the SWP privilege.

References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals.

--------------------------------------------------------------------------------
                             ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You may withdraw some or all of your Policy Value during the accumulation period. We must receive a properly completed withdrawal request that contains your original signature. We will accept faxed requests for withdrawals of $250 or more, provided that the requests are received at the Administrative Office, and the withdrawal proceeds are being sent to your address of record. You must submit the Policy along with a written request when taking a full surrender. We will not accept faxed requests for full surrenders.


A surrender or partial withdrawal may have adverse tax consequences for you. You may have to pay federal income taxes on any money you withdraw. If you take a withdrawal before age 59 1/2, a federal penalty tax may apply.

Access to amounts in a Qualified Policy may be restricted or prohibited. Moreover, your right to make full or partial withdrawals of Policy Value is subject to any restriction imposed by applicable law or employee benefit plans.

We will pay any amounts withdrawn from the Subaccounts within seven days. However, we may suspend or postpone payment from the fixed account under certain conditions. (See "Other Information.")

CASH SURRENDER VALUE

You may withdraw fully from the Policy anytime before the Annuity Date and receive the Cash Surrender Value.

The Cash Surrender Value is equal to:


       .  the Policy Value: minus
       .  any applicable surrender charge; plus
       .  any Market Value Adjustment; minus
       .  the annual administration charge; minus
       .  any premium taxes not previously deducted.


The Cash Surrender Value may be more or less than the total of all premium payments you paid into the Policy.

We will determine the Cash Surrender Value using the accumulation value next computed after we receive your withdrawal request, and your Policy, at our
                                                   ---
Administration Office. Requests we receive before the close of our business day, usually 4:00 p.m. Eastern Time, will be processed as of that day. If we receive a full surrender request after the close of our business day, we will determine the Cash Surrender Value as of the next business day.

You may elect to have the Cash Surrender Value paid in a single sum or under a payment option. (See "Payment Options.") The Policy ends when we pay the Cash Surrender Value.

A full surrender may have adverse federal income tax consequences, including a penalty tax. (See "Federal Tax Matters.")

PARTIAL WITHDRAWALS

You may withdraw part of the Cash Surrender Value, subject to the following:

       .  the minimum amount you can withdraw is $250;
       . the maximum amount you can withdraw is the amount that would leave a Cash Surrender Value of $2,000; and
       . if a partial withdrawal request would reduce the amount in a Subaccount or a guaranteed interest account below $500, we will treat it as a request for a full withdrawal of the amount in that Subaccount or guaranteed interest account.

We will withdraw the amount you request as of the business day on which we receive your request at our Administrative Office, provided that we receive your request at the Administration Office before the close of our business day, usually 4:00 p.m. Eastern Time. If we receive your request at the Administrative Office after the close of our business day, we will make the withdrawal as of the next business day. We will deduct any applicable surrender charge and premium tax from, and apply any applicable Market Value Adjustment to, the amount of your withdrawal request. We reserve the right to change its minimum partial withdrawal amount requirements.

You may specify the amount to be withdrawn from certain Subaccounts or guaranteed interest accounts. If you do not provide this information to us, we will withdraw proportionately from the Subaccounts and the guaranteed interest accounts in which you are invested. If you do provide this information to us, but the amount in the designated Subaccounts and/or guaranteed interest account is inadequate to comply with your withdrawal request, we will first withdraw from the specified Subaccounts and the guaranteed interest accounts. The remaining balance will be withdrawn proportionately from the other Subaccounts and guaranteed interest accounts in which you have value. A Market Value Adjustment will apply to any amounts you withdraw from the guaranteed interest accounts before the expiration date of the account.

Any partial or systematic withdrawal may be included in the owner's gross income in the year in which the withdrawal occurs, and may be subject to federal income tax (including a penalty tax equal to 10% of the amount treated as taxable income). The Internal Revenue Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See "Federal Tax Status."

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity policy issued under the ORP only upon: 1) termination of employment in the Texas public institutions of higher education; 2) retirement; or 3) death. Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer or a certificate of death before Policy Values can be withdrawn or surrendered.

AUTOMATIC TERMINATION

We may pay you the Cash Surrender Value and terminate the Policy if, before the Annuity Date, you have not paid any premiums for at least two years and the Policy Value is less than $2,000.

We will mail you a notice of our intention to terminate the Policy at least six months in advance. The Policy will automatically terminate on the date specified in the notice unless we receive an additional premium before such date. This additional premium must be at least the minimum amount specified in "Additional Premium."

--------------------------------------------------------------------------------
                                DEATH BENEFITS
--------------------------------------------------------------------------------

Only one payment on death will be payable under this Policy. Once we make a payment on the death of an owner or annuitant, the Policy will terminate.

Take care when naming owners, annuitants and beneficiaries as it will affect the values, if any, that are paid on death.

NOTIFICATION OF DEATH

The death of any person who is an annuitant or an owner must be reported to us immediately, and we will require Due Proof of Death. We will pay the proceeds based upon the date we receive the due proof of death, the beneficiary's' payment instructions, and the applicable tax identification information of the person(s) or entity(ies) receiving the proceeds. In the case of death after the Annuity Date, we are entitled to immediately recover, and are not responsible for, any mispayments made because of a failure to notify us of any such death.

DEATH BENEFIT PAID ONLY ON DEATH OF LAST SURVIVING ANNUITANT BEFORE THE ANNUITY DATE

If the last surviving annuitant dies before the Annuity Date, we will pay the Death Benefit to the beneficiary as follows:

         If we receive Due Proof of Death during the first five Policy years,
                                          ------
         the Death Benefit is the greater of:



             (a) the premiums paid, reduced by any prior partial withdrawals taken, surrender charges paid and premium taxes paid or due; or
             (b) the Policy Value on the date we receive Due Proof of Death, less premium taxes due.

         If we receive Due Proof of Death after the first five Policy years,
                                          -----
         the Death Benefit is the greatest of:
             1.   item "(a)" above;
             2.   item "(b)" above; or
             3. (c) the Policy Value on the most recent 5-Year-Policy anniversary occurring before the date we receive Due

                  Proof of Death. This value will be reduced by any partial withdrawals taken, surrender charges paid and taxes paid or due. Each 5-Year-Policy anniversary (5, 10, 15, 20, etc.) is measured from the Policy Date.

If you purchase the Policy after May 1, 2002, and if (c) exceeds (b) by an amount greater than $1,000,000, then the Death Benefit under 3. above will be
(b) plus $1,000,000. This provision is subject to state approval.


If, on the Policy Date, any annuitant has reached age 81, the death benefit is the greater of items "(a)" or "(b)" above. Any applicable premium taxes will be deducted from any payments of the Death Benefit.


Subject to certain restrictions (see "Payments on the Death of Any Owner"), the beneficiary may elect to receive the Death Benefit in one of the following ways:

       .  in a lump sum;
       .  as an annuity; or
       .  in any other manner required or permitted by law and approved by us.

The Death Benefit may be taxable. See "Federal Tax Status." The Policy ends when we pay the Death Benefit.

AMOUNT OF PAYMENT ON DEATH OF ANY OWNER BEFORE THE ANNUITY DATE

If any owner dies before the Annuity Date, then the following applies:

       .  If you (the deceased owner) were not the last surviving annuitant and
                                           ---
          we receive due proof of your death, payment instructions and applicable tax identification information of the person(s) or entity(ies) receiving the proceeds before the Annuity Date, we will pay the beneficiary the Policy Value as of the date we receive Due Proof of your Death.

       . If you (the deceased owner) were the last surviving annuitant and we receive due proof of your death, payment instructions and applicable tax identification information of the person(s) or entity(ies) receiving the proceeds before the Annuity Date, we will pay the beneficiary the Death Benefit proceeds described above in "Payment on Death of Last Surviving Annuitant."

We will deduct any applicable premium tax from the proceeds, unless we deducted the tax from the premiums when paid.

The payment of any amounts on death of any owner will have federal income tax consequences. See "Federal Tax Status."

AMOUNT OF PAYMENT ON DEATH OF AN OWNER ON OR AFTER THE ANNUITY DATE

If any owner dies on or after the Annuity Date, but before all proceeds payable under the Policy have been distributed, we will continue payments to the designated payee under the payment option in effect on the date of the deceased owner's death.

DISTRIBUTION OF PAYMENTS ON THE DEATH OF ANY OWNER

Federal tax law requires that if any owner dies before the Annuity Date, then the entire interest in the Policy must be distributed to the beneficiary(ies) as follows:

       . within five years of an owner's death; or . over the life of the beneficiary (or a period not extending beyond the life expectancy of that beneficiary), with payments beginning within one year of the owner's death.

A new settlement agreement will be drawn up and the original Policy will terminate. The payments under this agreement will be fixed and guaranteed. If you have named two or more beneficiaries, then the provisions of this section shall apply independently to each beneficiary.

Spousal Continuation
--------------------


If any owner is not an individual, the death or change of any annuitant will be treated as the death of an owner, and we will pay the beneficiary the Cash Surrender Value.



In all events, the foregoing procedures will be construed in a manner consistent with Section 72(s) of the Internal Revenue Code of 1986, as amended. If anything in the Policy conflicts with the foregoing, this prospectus will control.

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                               FEES AND CHARGES
--------------------------------------------------------------------------------

SURRENDER CHARGE

We deduct a surrender charge if you withdraw all or part of your Policy Value while surrender charges are in effect.

This charge reimburses us for expenses relating to the sale of the Policy, including broker-dealer compensation, printing sales literature, and advertising costs. We expect to profit from this charge.

We calculate the surrender charge from the date you made the premium payment being withdrawn. The surrender charge will vary depending on the number of years since you paid the premium payment, as shown in the following chart:


----------------------------------------------------
Policy Years Since                        Surrender
------------------                        ---------
Premium Was Paid                            Charge
----------------                            ------


  Less than 2......................           6%
      2............................           5%
      3............................           5%
      4............................           4%
      5............................           3%
      6............................           2%
  Greater than 7...................          None



----------------------------------------------------

Any surrender charge will be deducted from the amount withdrawn that is deemed to be premium.

You may always withdraw 100% of premiums paid that have been held in the Policy 7 years or more (5 years for certain Policies) from the date the premium was paid without incurring a surrender charge. We will make withdrawals from premiums paid on a "first in, first out" basis. The amount withdrawn is deemed to be taken first from any investment earnings in the Subaccounts, then from any interest earnings in the fixed account that are available at the time we receive the withdrawal request, then from premium payments, starting with the oldest premium paid.



We will waive the surrender charge on the payment of a death benefit or if you annuitize under payment option 1.

Free Withdrawal Amount
----------------------

We do not assess a surrender charge on the free withdrawal amount. The free withdrawal amount in any single Policy year is equal to:


       . 100% of investment earnings in the Subaccounts, available at the time the SWP is processed plus 100% of interest earned in the fixed account; plus

       . 10% of premiums that you paid into the Policy less than 7 years (5 years in certain circumstances) from the date of the withdrawal or surrender.*

* No more than 10% of the premium may be withdrawn in a single Policy year, even if you have not withdrawn the maximum amount in previous years. We will make withdrawals first from the oldest premiums paid.


In any Policy year, the free withdrawal amount must either be withdrawn in a single request or withdrawn using the Systematic Withdrawal Privilege.

We do not assess a surrender charge on amounts required to be withdrawn from a Qualified Policy, pursuant to the minimum required distribution rules under federal tax laws.

Sales to Groups and to Affiliates
---------------------------------

The amount of surrender charges may be reduced or eliminated when some or all of the policies are to be sold to an individual or a group of individuals in such a manner that results in savings of sales and/or administrative expenses. Such charge also may be eliminated when a Policy is issued to an officer, director, employee, registered representative or relative thereof of: the Company; The Canada Life Assurance Company; Canada Life Insurance Company of New York; any selling broker-dealer; or any of their affiliates. In no event will reduction or elimination of the surrender charge be permitted where such reduction or elimination will be discriminatory to any person.

Participation in 6-Month or 12-Month Dollar Cost Averaging Accounts.
--------------------------------------------------------------------

When you purchase your Policy, subject to state availability, you may choose either to:

1. participate in the 6-Month or 12-Month Dollar Cost Averaging ("DCA") Accounts. If you choose this option, amounts you withdraw from your Policy are subject to the surrender charge; or

2. never participate in the 6-Month or 12-Month DCA Accounts, which usually offer higher interest rates than the fixed account DCA option. Any amounts you withdraw from the Policy are not subject to a surrender charge, although withdrawals may be subject to a Market Value Adjustment.

Once you chose an option, you may not revoke or change it. If you do not select an option at the time of purchase, we assume you selected option 1. If you chose option 1, you have the right to allocate any new premium payments to either the 6-Month or the 12-Month DCA Account. You may not, however, transfer Policy Value from a Guarantee Period or from one of the Subaccounts to a 6-Month or 12-Month DCA Account. If you choose to participate in the 6-Month or 12-Month DCA Account, any amounts you withdraw from the Policy generally will be subject to a surrender charge for the length of the surrender charge period.

If you allocate new premiums to a 6-Month or 12-Month DCA Account, we will transfer a specified percentage of money automatically each month from the DCA Account to your choice of Subaccounts. For the 12-Month DCA Account, one twelfth (1/12) of the original amount will be transferred each month. For the 6-Month DCA Account, one-sixth (1/6) of the original amount will be transferred each month. We will credit a guaranteed rate of interest to the diminishing balance of your premium payment remaining in the DCA Account. If you withdraw money from a DCA account, a Market Value Adjustment will not be applied.


Terminal Illness and Nursing Home Confinement Waivers

When the Policy has been in effect for one year, surrender charges and any applicable Market Value Adjustment will be waived on any partial withdrawal or surrender after you provide us written evidence, satisfactory to us and signed by a qualified physician, that:

     .     you are terminally ill, provided that:
              . your life expectancy is not more than 12 months, given the severity and nature of the terminal illness; and
              . the diagnosis of the terminal illness was made after the Policy Date of this Policy.

                                      OR

     . you are or have been confined to a hospital, nursing home or long-term care facility for at least 90 consecutive days, provided that:
              . confinement is for medically necessary reasons at the recommendation of a physician;
              . the hospital, nursing home or long-term care facility is licensed or otherwise recognized and operating as such by the proper authority in the state where it is located and satisfactory evidence of such status is provided to us; and
              . we receive your withdrawal or surrender request at the Administrative Office no later than 91 days after the last day of your confinement.

MORTALITY AND EXPENSE RISK CHARGE

We assess an annual mortality and expense risk charge, deducted at each Valuation Period from the assets of each Subaccount. This charge:

       . is an annual rate of 1.25% of the average daily value of the net assets in each Subaccount;
       . is assessed during the accumulation period, but is not charged after the Annuity Date.

The mortality risk is the risk that annuitants may live for a longer period of time than we estimated when we established our guarantees in the Policy. Each annuitant is assured that neither his or her longevity, nor an improvement in life expectancy generally, will have any adverse effect on the annuity payments received under the Policy. The mortality risk also arises from our obligation to pay a Death Benefit if the last surviving annuitant dies before the Annuity Date. No surrender charge is assessed against the payment of the Death Benefit, which also increases the mortality risk.

The expense risk we assume is the risk that the surrender charges, daily administration fee, and transfer fees may be insufficient to cover our actual future expenses.

If the mortality and expense charges are sufficient to cover such costs and risks, any excess will be profit to us. We expect to make such a profit, and using it to cover distribution expenses.

DAILY ADMINISTRATION FEE

At each Valuation Period, we deduct a daily administration fee at an annual rate of 0.15% from the assets of each Subaccount. The fee is assessed during the accumulation period only, and is not charged after the Annuity Date. This daily administration fee relates to administrative costs under the Policies.

ANNUAL ADMINISTRATION CHARGE

To cover the costs of providing certain administrative services such as maintaining Policy records, communicating with Policyowners, and processing transactions, we deduct an annual administration charge of $30 on each Policy Anniversary. We will also deduct this charge if the Policy is surrendered.

If the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the annual administration charge. We will also waive the annual administration charge if the Policy is a Tax-Sheltered Annuity.

We will deduct the charge proportionately among any Subaccounts and the guaranteed interest accounts in which you are invested. If we deduct the charge from a Subaccount, we will cancel the appropriate number of units based on the unit value at the end of the business day on which the charge is assessed.

TRANSFER FEE

There is no limit to the number of transfers that you can make between Subaccounts or the guaranteed interest accounts. The first 12 transfers during each Policy year are currently free, although we reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy year. A transfer request (including mailed, faxed and telephone requests) is considered to be one transfer, regardless of the number of Subaccounts or guaranteed interest accounts affected by the request. The processing fee will be deducted proportionately from the receiving Subaccounts and/or guaranteed interest accounts. The $25 transfer fee is waived when you use the Intouch(R) Voice Response System, Automatic Portfolio Rebalancing, and dollar cost averaging programs.

PORTFOLIO FEES AND CHARGES


Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 2001, these charges ranged from 0.28% to 1.81% annually. Some portfolios deduct 12b-1 fees and service fees. These fees and charges will reduce the value of your investment in the Subaccounts. See the Fee Table in this Prospectus and the prospectuses for the portfolios.


We (and our affiliates) may receive compensation from certain investment advisers, administrators, and/or distributors (and/or an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. Such compensation is based on the value of portfolio shares held for the Contracts and may be significant. We may also receive a portion of the 12b-1 fees deducted from portfolio assets as reimbursement for administration or other services we render to the portfolios. Some advisers, administrators, distributors, or portfolios may pay us more than others, up to a maximum of 0.19%.


TAXES

We will incur premium taxes in some jurisdictions relating to the Policies. Depending on the jurisdiction, we deduct any such taxes from either from your premiums when paid; from your Policy Value on surrender, partial withdrawal, or annuitization, or on any payment upon death of an owner or last surviving annuitant.

When any tax is deducted from the Policy Value, it will be deducted proportionately from the Subaccounts and the guaranteed interest accounts in which you are invested.

We reserve the right to charge or provide for any taxes levied by any governmental entity, including taxes that are levied against or attributable to premiums, Policy Values or annuity payments; or taxes that we incur which are attributable to investment income, capital gains retained as part of our reserves under the policies, or from the establishment or maintenance of the Variable Account.

--------------------------------------------------------------------------------
                            ANNUITY PAYMENT OPTIONS
--------------------------------------------------------------------------------



When the payout period begins, the annuitant will receive a steady stream of annuity payments from the money you have accumulated under your Policy. The Policy will end and the payout period will begin on the Annuity Date. We require the surrender of your Policy so that we may issue a supplemental policy for the applicable payment option. The supplemental policy may be issued by an affiliated company and will name who will receive the annuity payments and describe when the annuity payments will be made. You may annuitize at any time.



ANNUITY DATE

If you own a non-qualified Policy, you may select the Annuity Date on which annuity payments will begin. We will start annuity payments to the annuitant on the Annuity Date shown in your Policy, unless you change the date. You may change your Annuity Date if:

     . we receive written notice at our Administrative Office at least thirty days before the current Annuity Date;
     . you request an Annuity Date that is at least thirty days after we receive your written notice; and
     . the Annuity Date is no later than the first day of the month after the annuitant's 100/th/ birthday.

For Qualified Policies purchased in connection with qualified plans under Code sections 401(a), 401(k), 403(b) and 457, minimum distributions in the form of partial withdrawals or annuity payments must begin no later than April 1 of the calendar year following the later of the year in which you (a) reach 70 1/2 or
(b) retire, and the payment must be made in a specified form or manner. If you are a "5 percent owner," as defined in the Code, or the Policy is purchased in connection with an IRA that satisfies Code section 408, minimum distributions must begin no later than the date you reach 70 1/2. Roth IRAs under Code section 408A do not require distributions during your lifetime.

ANNUITY PAYOUT OPTIONS

The payout plan you select will affect the dollar amount of each annuity payment you receive. You may elect, revoke or change a payment option at any time before the Annuity Date and while the annuitant(s) is/are living.

If an election is not in effect at the last surviving annuitant's death, or if payment is to be made in one lump sum under an existing election, the beneficiary may elect one of the payment options, provided that the election is made within one year of the last surviving annuitant's death and before any annuity payment has been made.

You may elect, change or revoke your choice of payment option by sending a written notice, accompanied by the written consent of any irrevocable beneficiary or assignee, to our Administrative Office at least 30 days before the Annuity Date.


We will generally apply the Policy Value (less a 2% fee for administration and sales expenses) to Payment Option 1: Life Income with Payments for 10 Years Certain (described below). However, if you have an election on file at our Administrative Office to receive another mutually agreed upon payment option (Payment Option 2), we will honor that election and apply the Cash Surrender Value, less the 2% administration and sales fee.



You may not elect a payment option, and we will pay the proceeds in one lump sum, if either of the following conditions exists:

       1.   the amount to be applied under the option is less than $1,000; or
       2.   any periodic payment under the election would be less than $50.

DESCRIPTION OF PAYMENT OPTIONS

Payment Option 1:  Life Income With Payments for 10 Years Certain
-----------------------------------------------------------------

We will pay the annuity proceeds in equal amounts each month, quarter, or year during the annuitant's lifetime or for 10 years, whichever is longer. We will make the first payment on a specified day of the month immediately following the Annuity Date. Subsequent payments shall be made on any specified day of the month, except the 29th, 30th or 31st.

If, when the person entitled to receive annuity payments dies, we have made annuity payments for less than ten years, we will continue to make annuity payments to the successor payee for the remainder of the ten-year period. The payment for each $1,000 of Policy Value used to purchase the payment option will at least equal that shown in the "Table of Payments" attached to the Policy form.

Payment Option 2:  Mutual Agreement
-----------------------------------

We will pay the annuity proceeds according to other terms that you and we agree upon that is legally permissible.

DETERMINING THE AMOUNT OF YOUR ANNUITY PAYMENT


We will use the Policy Value on the Annuity Date, (less a 2% fee for administration and sales charges) to calculate the annuity payments under the payment option you select.



For Qualified Policies, distributions must satisfy certain requirements specified in the Code.

On the Annuity Date you may choose to receive the Policy Value, less any applicable surrender charges, in a lump sum payment.

If you select Payment Option 1, we will determine the amount of each annuity payment using the "Table of Payments" attached to your Policy form.

The amount of each payment depends upon:

       .  the form and duration of the payout plan you choose;


       . the age of the annuitant (determined from the annuitant's birthday nearest the due date of the first annuity payment);
       .  the gender of the annuitant (where applicable);
       . the Policy Value (less the 2% administration and sales fee) at the time you elect the payment option; and
       . the interest rate (3.0% minimum) in effect at the time you elect the payment option.



The amount of each payment will vary according to the frequency of the payments and the length of the period during which we make the payments. The more frequently the payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments made monthly will be lower than payments made annually. The longer the period during which payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments guaranteed for twenty years will be lower than payments guaranteed for ten years.

--------------------------------------------------------------------------------
                           YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

YIELDS

From time to time, we may advertise yields, effective yields, and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding portfolios of the funds. The funds' performance reflects the funds' expenses. See the attached prospectuses for the funds for more information.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

TOTAL RETURNS

Standardized Average Annual Total Return.  The standardized average annual
----------------------------------------
total return quotations of a Subaccount represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods for which standardized average annual total return quotations are provided. Standardized average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning of the measuring period to the end of that period, 1, 5 and 10 years or since the Variable Account first invested in the portfolio. Standardized average annual total return reflects all historic investment results of the portfolio, and the deduction of all charges and deductions under the Policy (including the mortality and expense risk charge, the annual administration charge, the daily administrative fee, and any surrender charge that would apply if a owner terminated the Policy at the end of each period indicated, but excluding any deductions for premium taxes).

Other Total Returns.  We may, in addition, advertise performance information
-------------------
computed on a different basis.



       1) Non-standardized Average Annual Total Return. We may present non-standardized average annual total return information computed on the same basis as described above, except deductions will not include the surrender charge. This presentation assumes that the investment in the Policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the Policy.



       2) Adjusted Historic Portfolio Average Annual Total Return. We may present nonstandardized "adjusted" average annual total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic portfolio performance includes data that precedes the dates when the Variable Account first invested in the underlying portfolio. This data is designed to show the performance that would have resulted if the Variable Account had been invested in the underlying portfolio since the portfolio's inception.

INDUSTRY COMPARISON

We may compare the performance of each Subaccount in advertising and sales literature to the performance of other variable annuity issuers in general. We may also compare the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. (Lipper) and the Variable Annuity Research Data Service (VARDS) are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in our advertising and sales literature.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk-adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

We may also compare the performance of each Subaccount in advertising and sales literature to the Standard & Poor's composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any "deduction" for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.

We may also compare the performance of each Subaccount in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day to day changes may not be reflective of the overall market when an average is composed of a small number of companies.

TAX DEFERRAL CHARTS

We may also distribute sales literature or other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state law. All income and capital gains derived from Subaccount investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying portfolios of the funds is positive.

--------------------------------------------------------------------------------
                             FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy.

When you invest in an annuity Policy, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Policy is called a Qualified
                                                               ---------
Policy. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Policy. The tax rules applicable to
                     -------------
Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

TAXATION OF NON-QUALIFIED POLICIES

Non-Natural Person.  If a non-natural person (e.g., a corporation or a trust)
------------------
owns a Non-Qualified Policy, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Policy (generally, the premiums or other consideration paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Policies owned by natural persons.

Withdrawals.  When a withdrawal from a Non-Qualified Policy occurs, the amount
-----------
received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Policy (generally, the premiums or other consideration paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. The account value immediately before a withdrawal may have to be increased by any positive Market Value Adjustments calculated at the time of withdrawal. There is, however, no definitive guidance on the proper tax treatment of Market Value Adjustments, and you may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. In the case of a surrender under a Non-Qualified Policy, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Policy.

Penalty Tax on Certain Withdrawals.  In the case of a distribution from a
----------------------------------
Non-Qualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     .     made on or after the taxpayer reaches age 59 1/2;
     .     made on or after the death of an owner;
     .     attributable to the taxpayer's becoming disabled; or
     . made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy.
You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments.  Although tax consequences may vary depending on the payout
----------------
option elected under an annuity Policy, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds.  Amounts may be distributed from a Policy
----------------------------------
because of your death or the death of the last surviving annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Policy.  A transfer or assignment of
-----------------------------------------------
ownership of a Policy, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Policy may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding.  Annuity distributions are generally subject to withholding for
-----------
the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Policies.  All non-qualified deferred annuity Policies that are issued
-----------------
by us (or our affiliates) to the same owner during any calendar year are treated as one annuity Policy for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

Further Information.  We believe that the Policies will qualify as annuity
-------------------
Policies for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policies."

TAXATION OF QUALIFIED POLICIES

The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the
------------------------------
Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the Death Benefit provision in the Policy comports with IRA qualification requirements.



SIMPLE IRAs permit certain small employers to establish SIMPLE plans as
-----------
provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a specified annual amount. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

Roth IRAs, as described in Code section 408A, permit certain eligible
---------
individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code
------------------------------------------
allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of
-----------------------
certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Policy that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Death Benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity Policy. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

Section 457 Plans, while not actually providing for a qualified plan as that
-----------------
term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Policy can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

Other Tax Issues.  Qualified Policies have minimum distribution rules that
----------------
govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions from Qualified Policies generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.



"Eligible rollover distributions" from section 401(a), 403(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship withdrawals, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, Section 403(b) plan, certain 457 plans, or IRA.



POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Policy owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

--------------------------------------------------------------------------------
                           DISTRIBUTION OF POLICIES
--------------------------------------------------------------------------------

Canada Life of America Financial Services, Inc. (CLAFS) serves as the principal underwriter of the Policies for the Variable Account. CLAFS, our wholly owned subsidiary and a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 (1934 Act) as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. CLAFS' principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.

Sales of the Policies will be made by registered representatives of broker/dealers registered under the 1934 Act and authorized by CLAFS to sell the Policies. Such registered representatives will be licensed insurance agents appointed with our Company and authorized by applicable law to sell variable annuity policies. CLAFS will pay distribution compensation to selling broker/dealers in varying amounts that, under normal circumstances, is not expected to exceed 6.5% of premium payments under the Policies.

Under our distribution agreement with CLAFS, we may pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. We also pay for CLAFS's operating and other expenses. We pay sales commissions to broker-dealers having a selling agreement with CLAFS, and/or to broker-dealers having a selling agreement with those broker-dealers, for the sale of the Policies by their registered persons. We pay commissions to such broker-dealers on behalf of their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers pursuant to promotional contracts and/or reimburse them for portions of Policy sales expenses. Their registered representatives may receive a portion of the expense reimbursement allowance paid to these broker-dealers.

Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, CLAFS may also reimburse certain sales and marketing expenses, pay promotional agent fees for providing marketing support for the distribution of the Policies, or pay other forms of special compensation to selling broker-dealers.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policies, including other incentives or payments, are not charged to owners or the Variable Account.

The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue this offering at any time.

--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------

OTHER POLICY PROVISIONS

Owner
-----

During any annuitant's lifetime and before the Annuity Date, you have all of the ownership rights and privileges granted by the Policy. If you appoint an irrevocable beneficiary or assignee, then your rights will be subject to those of that beneficiary or assignee.

During any annuitant's lifetime and before the Annuity Date, you may name, change or revoke an owner(s), or beneficiary(ies), or person entitled to receive payments under the Policy, by giving us written notice. We must approve any change of owner(s). You will not be able to add or change any annuitant after your contract is issued.

A change of any owner may result in resetting the Death Benefit to an amount equal to the Policy Value as of the date of the change.

Change of any owner may have tax consequences. You should consult a tax adviser before changing an owner of the Policy.

With respect to Qualified Policies generally, however:

       .  the Policy may not be assigned (other than to us);
       . joint ownership is not permitted; and . the owner or plan participant must be the annuitant.

Beneficiary
-----------

We will pay the beneficiary any proceeds payable on the death of any owner or the death of the last surviving annuitant. During any annuitant's lifetime and before the Annuity Date, you may name and change one or more beneficiaries by giving us written notice. However, we will require written notice from any irrevocable beneficiary or assignee specifying their consent to the change.

We will pay the proceeds under the beneficiary appointment in effect at the date of death. If you have not designated otherwise in your appointment, the proceeds will be paid to the surviving beneficiary(ies) equally. If no beneficiary's living when you or the last surviving annuitant dies, or if none has been appointed, the proceeds will be paid to you or your estate.

Assignment
----------

You may assign a Nonqualified Policy or an interest in it at any time before the Annuity Date and during any annuitant's lifetime. Your rights and the rights of any beneficiary will be affected by an assignment. An assignment must be in a written notice acceptable to us. It will not be binding on us until we receive and file it at our Administrative Office. We are not responsible for the validity of any assignment.

An assignment of a Nonqualified Policy may result in certain tax consequences to the owner. See "Transfers, Assignment or Exchanges of a Policy."

Age and Survival of Annuitant
-----------------------------

We have the right to require proof of age of the annuitant(s) before making any payment. When any payment depends on the annuitant's survival, we will have the right, before making the payment, to require proof satisfactory to us that the annuitant is alive.

Modification
------------

Upon notice to you, we may modify the Policy or change your Policy Details page, but only if such modification:

     . is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject; or
     . is necessary to assure continued qualification of the Policy under the Code or other federal or state laws relating to retirement annuities or variable annuity policies; or
     . is necessary to reflect a change in the operation of the Variable Accounts; or
     . provides additional Variable Account and/or fixed accumulation options.

In the event of any such modification, we may make any appropriate endorsement to the Policy.

Written Notice
--------------

Written notice must be signed and dated by you. It must be of a form and content acceptable to us. Your written notice will not be effective until we receive and file it. However, any change provided in your written notice will be effective as of the date you signed the written notice:

     . subject to any payments or other actions we take prior to receiving and filing your written notice; and
     . whether or not you or the last surviving annuitant is alive when we receive and file your written notice.

PERIODIC REPORTS

We will mail you a report showing the following items about your Policy: the number of units credited to the Policy and the dollar value of a unit; the Policy Value; any premiums paid, withdrawals, and charges assessed since the last report; and any other information required by law.

The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to you at least annually, or more often as required by law, and to your last address known to us.

We will also send to you confirmations of each financial transaction, such as premium payments, transfers, partial withdrawals and surrenders.

POSTPONEMENT OF PAYMENT

We will usually pay any surrender, partial withdrawal or death benefit within seven calendar days after we receive all required information at the Administrative Office.

However, we may suspend or postpone payments during any period when:

       . the New York Stock Exchange is closed, other than customary weekend and holiday closings;
       . trading on the New York Stock Exchange is restricted as determined by the SEC;
       . the SEC, by an order, permits the postponement for the protection of owners; or
       . the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the fixed account for up to six months from the date we receive your written notice for a withdrawal, surrender or transfer.



If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Policy owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that account until instructions are received from the appropriate regulator.



INTEREST ON PROCEEDS

We will pay interest on proceeds if we do not pay the proceeds in a single sum or begin paying the proceeds under a payment option:

     .    within 30 days after the proceeds become payable; or
     . within the time required by the applicable jurisdiction, if less than 30 days.

This interest will accrue from the date the proceeds become payable to the date of payment, but not for more than one year, at an annual rate of 3%, or at the rate and for the time required by law, if greater.

STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state. This Prospectus provides a general description of the Policy. Your actual policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and riders, if any, contact our Administrative Office.

LEGAL PROCEEDINGS



Certain of our affiliates are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, the principal underwriter or the Company.



VOTING RIGHTS

We are the legal owner of the portfolio shares held in the Subaccounts. However, when a portfolio is required to solicit the votes of its shareholders through the use of proxies, we believe that current law requires us to solicit you and other Policy owners as to how we should vote the portfolio shares held in the Subaccounts. If we determine that we no longer are required to solicit your votes, we may vote the shares in our own right.

When we solicit your vote, the number of votes you have will be calculated separately for each Subaccount in which you have an investment. The number of your votes is based on the net asset value per share of the portfolio in which the Subaccount invests. It may include fractional shares. Before the Annuity Date, you hold a voting interest in each Subaccount to which the Policy Value is allocated. After the Annuity Date, you do not hold any voting rights in the portfolios. If you have a voting interest in a Subaccount, you will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that Subaccount invests.

If we do not receive timely voting instructions for portfolio shares or if we own the shares, we will vote those shares in proportion to the voting instructions we receive. Instructions we receive to abstain on any item will reduce the total number of votes being cast on a matter.

INSURANCE MARKETPLACE STANDARDS ASSOCIATION

Canada Life Insurance Company of America is a member of the Insurance Marketplace Standards Association (IMSA) and as such may include the IMSA logo and information about IMSA membership in its advertisements and sales literature. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuity products.

-------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
-------------------------------------------------------------------------------



Our balance sheets as of December 31, 2001 and 2000, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information. The Variable Account's statements of assets and liabilities as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.



The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

-------------------------------------------------------------------------------
                                    GLOSSARY
-------------------------------------------------------------------------------

accumulation period: The period that begins on the Policy Date and ends on the earliest of the Annuity Date, the date the Cash Surrender Value is paid, or the date any proceeds are paid upon death of an owner or the last surviving annuitant.

administrative office: Our office at the address shown on page 1 of the Prospectus. This is our mailing address.

annuitant(s): Any natural person(s) whose life is used to determine the duration of any payments made under a payment option involving a life contingency. The owner may not change the annuitant once the Policy is issued. The term annuitant(s) also includes any joint annuitant(s), a term used solely to refer to more than one annuitant. There is no other distinction between the terms annuitant(s) and joint annuitant(s). A joint annuitant is not allowed under a Qualified Policy and any designation of a joint annuitant under a Qualified Policy will be of no effect.

Annuity Date: The date when the proceeds will be paid under an annuity payment option or on the first day of the month after any annuitant reaches age 100, whichever occurs first.

beneficiary(ies): The person(s) you name to whom we will pay the proceeds payable on the death of any owner or on the death of the last surviving annuitant during the accumulation period.

business day (or valuation day): Each day the New York Stock Exchange is open for trading. We are open for business on each business day.

Cash Surrender Value: The Policy Value less any applicable surrender charge, less any premium taxes due, less the annual administration charge, and adjusted for any Market Value Adjustment.

Due Proof of Death: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death. Due proof of death must also include the beneficiary's payment instructions and the applicable tax identification information of the person(s) or entity(ies) receive the death benefit proceeds.

fixed account: Part of our general account that is divided into sections called guaranteed interest accounts. We credit a guaranteed interest rate for a specified duration to amounts in the guaranteed interest accounts. The fixed account is not participating in the investment performance of the Subaccounts.

Fund: an investment company listed on the cover of this prospectus. This Policy allows you to invest in certain investment portfolios of the funds.

guaranteed interest period: A specific number of years for which we agree to credit a particular effective annual rate of interest to amounts allocated to a guaranteed interest account. We currently offer guaranteed interest periods of one, three, five, seven and ten years.

guaranteed interest rate: The applicable effective annual rate of interest that we will credit to amounts in a guaranteed interest account. The guaranteed interest rate will be at least three percent per year.

last surviving annuitant: The annuitant(s) or joint annuitant(s) that survives the other.

Market Value Adjustment: An adjustment we will apply if you surrender, withdraw, or transfer any of your Policy Value held in a guaranteed interest account before the end of its guaranteed interest period.

Nonqualified Policy: A Policy that is not a "qualified" Policy under the Internal Revenue Code of 1986, as amended.

owner: The individual(s), trust(s), corporation(s), or any other entity(ies) entitled to exercise ownership rights and privileges under the Policy. The term owner(s) also includes any joint owner(s), a term used solely for the purpose of referring to more than one owner. There is no other distinction between the terms owner(s) and joint owner(s).

Policy Date: The date the Policy goes into effect.

Policy Value: The sum of the amounts you have accumulated under the Policy. It is equal to the money you have under the Policy in the Subaccounts and in the guaranteed interest accounts of the fixed account.

Policy years, months, and anniversaries: Start on the same month and day as the Policy Date.

Premium: The premium(s) paid less any premium tax deducted in the year the premium is paid.

Qualified Policy: A Policy issued in connection with plans that receive special federal income tax treatment under Sections 401, 403(a), 403(b), 408, 408A, or 457 of the Code.

Subaccount: A division of the Variable Account for which accumulation units are separately maintained. Each Subaccount invests exclusively in shares of a single portfolio of a fund.

Surrender: The termination of the Policy at the option of the owner.

Unit: A measurement we use to calculate Subaccount values before the Annuity
Date.

Valuation Period: The period beginning at the close of business on a business day and ending at the close of business on the next succeeding business day. The close of business is when the New York Stock Exchange closes (usually at 4:00 P.M. Eastern Time).

Variable Account: Canada Life of America Variable Annuity Account 1, a separate investment account established to receive and invest premium payments not allocated to the fixed account. Assets in the Variable Account are not part of our general account. The Variable Account is divided into Subaccounts, each of which invests in shares of a single portfolio of a fund.

-------------------------------------------------------------------------------
            STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS
-------------------------------------------------------------------------------

ADDITIONAL POLICY PROVISIONS..............................................
     Contract.............................................................
     Incontestability.....................................................
     Misstatement Of Age or Sex...........................................
     Currency.............................................................
     Place Of Payment.....................................................
     Non-Participation....................................................
     Our Consent..........................................................

TAX STATUS OF THE POLICY
    Diversification Requirements
    Owner Control
    Required Distributions

SERVICE FEES

PRINCIPAL UNDERWRITER.....................................................

CALCULATION OF YIELDS AND TOTAL RETURNS...................................
     Money Market Yields..................................................
     Other Subaccount Yields..............................................
     Total Returns........................................................
         A.   Standardized "Average Annual Total Returns".................
         B.   Nonstandardized "Average Annual Total Returns"..............

SAFEKEEPING OF ACCOUNT ASSETS.............................................

STATE REGULATION..........................................................

RECORDS AND REPORTS.......................................................

LEGAL MATTERS.............................................................

EXPERTS...................................................................

OTHER INFORMATION.........................................................

FINANCIAL STATEMENTS......................................................

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      APPENDIX A: DEATH BENEFITS ON POLICIES PURCHASED BEFORE MAY 1, 1996
-------------------------------------------------------------------------------

The following applies only to Policies issued from May 1, 1995 through April 30, 1996, or such later date as applicable regulatory approvals were obtained in the jurisdiction in which the Policies are offered.

If we receive Due Proof of Death during the first seven Policy Years, the Death Benefit is the greater of:

     1. the premiums paid, less any partial withdrawals taken, surrender charges paid, and incurred taxes; or
     2. the Policy Value on the date we receive Due Proof of Death.

If we receive Due Proof of Death after the first seven Policy Years, the Death Benefit is the greatest of:

     1. item "1" above;
     2. item "2" above; or
     3. the Policy Value at the end of the most recent 7 Policy Year period occurring before the date we receive Due Proof of Death. This value will be reduced by any partial withdrawals taken, surrender charges paid, incurred taxes, and premiums paid. The 7 Policy Year periods are measured from the Policy Date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefit will occur after the age of 80.

The following applies only to Policies issued prior to May 1, 1995 or such later date as applicable regulatory approvals were obtained in the jurisdiction in which the Policies are offered.

If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

     1. the premiums paid, less any partial withdrawals taken, surrender charges paid, and incurred taxes; or
     2. the Policy Value on the date we receive Due Proof of Death.

If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

     1. item "1" above;
     2. item "2" above; or
     3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof of Death. This value will be reduced by any partial withdrawals taken, surrender charges paid, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
                  -------------------------------------------

       The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the "Financial Statements" section of the Statement of Additional Information.

       The table below sets forth certain information for the period from December 31, 1992 through December 31, 2001. We do not provide Accumulation Unit Values for any date prior to the inception of the Variable Account.

ACCUMULATION UNIT VALUE/1/
--------------------------
(FOR SUB ACCOUNTS WHICH HAVE VARIABLE ACCOUNT
---------------------------------------------
ANNUAL EXPENSES OF 1.40%)
-------------------------

                                        As of       As of     As of     As of     As of     As of     As of      As of
          Sub Account                 12/31/01    12/31/00   12/31/99  12/31/98  12/31/97  12/31/96  12/31/95  12/31/94
          -----------                 --------    --------   --------  --------  --------  --------  --------  --------
Alger American Growth/4/                $ 61.19   $  70.37   $  83.73  $  63.48  $  43.48   $35.06         -         -
Alger American Leveraged All Cap/4/     $ 37.70   $  45.48   $  61.35  $  34.94  $  22.45   $19.02         -         -
Alger American MidCap Growth/4/         $ 39.44   $  42.80   $  39.75  $  30.57  $  23.79   $20.98         -         -
Alger American Small Capitalization/4/  $ 36.17   $  52.04   $  72.48  $  51.25  $  44.99   $40.96         -         -
Berger IPT-International/5/             $ 10.02   $  12.75   $  14.39  $  11.12  $   9.71       --        --        --
Berger IPT-Small Company Growth/6/      $ 13.51   $  20.60   $  22.35  $  11.84        --       --        --        --
Dreyfus-Appreciation/6/                 $ 34.14   $  38.18   $  38.97  $  35.46        --       --        --        --
Dreyfus-Growth and Income/4/            $ 28.96   $  31.19   $  32.87  $  28.52  $  25.87   $22.57        --        --
Dreyfus Socially Responsible/4/         $ 29.49   $  38.63   $  44.03  $  34.33  $  26.91   $21.24        --        --
Fidelity VIP Growth/2/                  $ 57.69   $  71.05   $  80.93  $  59.72  $  43.42   $35.66    $31.52    $23.62
Fidelity VIP High Income/2/             $ 23.86   $  27.41   $  35.86  $  33.62  $  35.64   $30.72    $27.32    $22.97
Fidelity VIP Money Market/8/            $ 14.54   $  14.15   $  13.53  $  13.15  $  12.72   $12.29    $11.92    $11.50
Fidelity VIP Overseas/2/                $ 19.71   $  25.36   $  31.79  $  22.60  $  20.33   $18.48    $16.56    $15.33
Fidelity VIP Asset Manager2             $ 26.87   $  28.41   $  29.99  $  27.38  $  24.13   $20.28    $17.95    $15.56
Fidelity VIP Contrafund/6/              $ 25.20   $  29.13   $  31.63  $  25.82        --       --        --        --
Fidelity VIP Index 500/4/               $142.62   $ 164.56   $ 183.98  $ 154.82  $  122.35  $93.50        --        --
Fidelity VIP Investment Grade Bond/7/   $ 19.76   $  18.48   $  16.75  $  17.66  $  16.44   $15.42    $14.94    $12.98
Fidelity VIP Growth Opportunities/6/    $ 17.01   $  20.16   $  24.65  $  23.98        --       --        --        --
Goldman Sachs Capital Growth/9/         $ 10.78         --         --        --        --       --        --        --
Goldman Sachs CORE U.S. Equity/9/       $ 10.75         --         --        --        --       --        --        --
Goldman Sachs Growth & Income/9/        $  9.09         --         --        --        --       --        --        --
Montgomery Variable Series: Emerging                    --         --        --        --       --        --        --
Markets/4/                              $  6.69   $   7.29   $  10.35  $   6.37  $  10.34   $10.54        --        --
Montgomery Variable Series: Growth/5/   $ 13.61   $  17.41   $  19.42  $  16.30  $  16.06       --        --        --
Seligman Communications and             $ 29.61   $  28.51   $  45.31  $  24.73  $  18.37   $15.24    $14.21        --
Information/3/
Seligman Frontier/3/                    $ 16.46   $  18.02   $  21.71  $  18.88  $  19.43   $16.94    $13.86        --
Seligman Global Technology Class/9/     $ 15.90         --         --        --        --       --        --        --
Seligman Small Cap Value/9/             $ 12.95         --         --        --        --       --        --        --

                                          As of     As of
          Sub Account                    12/31/93  12/31/92
          -----------                    --------  --------
Alger American Growth/4/                       -         -
Alger American Leveraged All Cap/4/            -         -
Alger American MidCap Growth/4/                -         -
Alger American Small Capitalization/4/         -         -
Berger IPT-International/5/                   --        --
Berger IPT-Small Company Growth/6/            --        --
Dreyfus-Appreciation/6/                       --        --
Dreyfus-Growth and Income/4/                  --        --
Dreyfus Socially Responsible/4/               --        --
Fidelity VIP Growth/2/                        --        --
Fidelity VIP High Income/2/                   --        --
Fidelity VIP Money Market/8/            $  11.27  $  11.16
Fidelity VIP Overseas/2/                      --        --
Fidelity VIP Asset Manager2                   --        --
Fidelity VIP Contrafund/6/                    --        --
Fidelity VIP Index 500/4/                     --        --
Fidelity VIP Investment Grade Bond/7/   $  13.69  $  12.57
Fidelity VIP Growth Opportunities/6/          --        --
Goldman Sachs Capital Growth/9/               --        --
Goldman Sachs CORE U.S. Equity/9/             --        --
Goldman Sachs Growth & Income/9/              --        --
Montgomery Variable Series: Emerging          --        --
Markets/4/                                    --        --
Montgomery Variable Series: Growth/5/         --        --
Seligman Communications and                   --        --
Information/3/
Seligman Frontier/3/                          --        --
Seligman Global Technology Class/9/           --        --
Seligman Small Cap Value/9/                   --        --

/1/ Accumulation Unit Values prior to 1994 do not reflect the .15% daily administration fee imposed after May 1, 1994. Accumulation Unit Values for year ended 12/31/94 reflect the .15% daily administration fee.
/2/ Commenced operations on May 1, 1994.
/3/ Commenced operations on May 1, 1995.
/4/ Commenced operations on May 1, 1996.
/5/ Commenced operations on May 1, 1997.
/6/ Commenced operations on May 1, 1998.
/7/ On April 28, 2000, the Sub-Account investing in the Canada Life of America
    Series Fund, Inc. Bond Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Investment Grade Bond Portfolio.
/8/ On April 28, 2000, the Sub-Account investing in the Canada Life of America
    Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio.
/9/ Commenced operations on May 1, 2001.

ACCUMULATION UNIT VALUE/1/
--------------------------
(FOR SUB ACCOUNTS WHICH HAVE VARIABLE ACCOUNT
---------------------------------------------
ANNUAL EXPENSES OF 1.25%)
-------------------------

                                         As of     As of     As of     As of     As of     As of    As of       As of
          Sub Account                   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96  12/31/95  12/31/94
          -----------                   --------  --------  --------  --------  --------  --------  --------  --------
Alger American Growth/4/                $ 62.39   $ 71.64   $ 85.11    $ 64.44   $ 44.06   $ 35.48        -          -
Alger American Lverage All Cap/4/       $ 38.09   $ 45.88   $ 61.80    $ 35.14   $ 22.55   $ 19.08        -          -
Alger American MidCap Growth/4/         $ 39.96   $ 43.29   $ 40.14    $ 30.83   $ 23.96   $ 21.09        -          -
Alger American Small Capitalization/4/  $ 36.89   $ 53.00   $ 73.71    $ 52.04   $ 45.61   $ 41.46        -          -
Berger IPT-International/5/             $ 10.09   $ 12.82   $ 14.45    $ 11.14   $  9.72        --       --         --
Berger IPT-Small Company Growth/6/      $ 13.63   $ 20.74   $ 22.47    $ 11.89        --        --       --         --
Dreyfus-Appreciation/6/                 $ 34.70   $ 38.74   $ 39.49    $ 35.87        --        --       --         --
Dreyfus-Growth and Income/4/            $ 29.29   $ 31.51   $ 33.15    $ 28.72   $ 26.01   $ 22.66       --         --
Dreyfus Socially Responsible/4/         $ 29.86   $ 39.06   $ 44.45    $ 34.60   $ 27.08   $ 21.35       --         --
Fidelity VIP Growth/2/                  $ 59.03   $ 72.59   $ 82.56    $ 60.83   $ 44.15   $ 36.21  $ 31.96   $  23.91
Fidelity VIP High Income/2/             $ 24.45   $ 28.05   $ 36.63    $ 34.30   $ 36.30   $ 31.24  $ 27.74   $  23.29
Fidelity VIP Money Market/8/            $ 14.71   $ 14.29   $ 13.65    $ 13.24   $ 12.79   $ 12.34  $ 11.95   $  11.51
Fidelity VIP Overseas/2/                $ 20.16   $ 25.90   $ 32.42    $ 23.01   $ 20.67   $ 18.76  $ 16.78   $  15.51
Fidelity VIP Asset Manager/2/           $ 27.38   $ 28.90   $ 30.46    $ 27.76   $ 24.44   $ 20.51  $ 18.12   $  15.69
Fidelity VIP Contrafund/6/              $ 25.47   $ 29.39   $ 31.87    $ 25.97        --        --       --         --
Fidelity VIP Index 500/4/               $144.64   $166.63   $186.02    $156.30   $123.33   $ 94.11       --         --
Fidelity VIP Investment Grade Bond/7/   $ 19.99   $ 18.66   $ 16.90    $ 17.79   $ 16.53   $ 15.48  $ 14.98   $  12.99
Fidelity VIP Growth Opportunities/6/    $ 17.19   $ 20.34   $ 24.84    $ 24.12        --        --       --         --
Goldman Sachs Capital Growth/9/         $ 10.84        --        --         --        --        --       --         --
Goldman Sachs CORE U.S. Equity/9/       $ 10.81        --        --         --        --        --       --         --
Goldman Sachs Growth and Income/9/      $  9.14        --        --         --        --        --       --         --
Montgomery Variable Series: Emerging
Markets/4/                              $  6.75   $ 7.35    $ 10.41    $  6.40   $ 10.37   $ 10.56       --         --
Montgomery Variable Series: Growth/5/   $ 13.73   $ 17.54   $ 19.53    $ 16.37   $ 16.11        --       --         --
Seligman Communications and             $ 29.94   $ 28.78   $ 45.67    $ 24.89   $  18.46  $ 15.30  $ 14.23         --
Information/3/
Seligman Frontier/3/                    $ 16.64   $ 18.19   $ 21.88    $ 19.00   $  19.53  $ 17.00  $ 13.89         --
Seligman Global Technology Class/9/     $ 15.94        --        --         --         --       --       --         --
Seligman Small Cap Value Class/9/       $ 12.96        --        --         --         --       --       --         --

                                              As of     As of
                                            12/31/93  12/31/92
                                            --------  --------
Alger American Growth/4/                          -         -
Alger American Lverage All Cap/4/                 -         -
Alger American MidCap Growth/4/                   -         -
Alger American Small Capitalization/4/            -         -
Berger IPT-International/5/                      --        --
Berger IPT-Small Company Growth/6/               --        --
Dreyfus-Appreciation/6/                          --        --
Dreyfus-Growth and Income/4/                     --        --
Dreyfus Socially Responsible/4/                  --        --
Fidelity VIP Growth/2/                           --        --
Fidelity VIP High Income/2/                      --        --
Fidelity VIP Money Market/8/               $  11.27   $ 11.16
Fidelity VIP Overseas/2/                         --        --
Fidelity VIP Asset Manager/2/                    --        --
Fidelity VIP Contrafund/6/                       --        --
Fidelity VIP Index 500/4/                        --        --
Fidelity VIP Investment Grade Bond/7/      $  13.69   $ 12.57
Fidelity VIP Growth Opportunities/6/             --        --
Goldman Sachs Capital Growth/9/                  --        --
Goldman Sachs CORE U.S. Equity/9/                --        --
Goldman Sachs Growth and Income/9/               --        --
Montgomery Variable Series: Emerging
Markets/4/                                       --        --
Montgomery Variable Series: Growth/5/            --        --
Seligman Communications and                      --        --
Information/3/
Seligman Frontier/3/                             --        --
Seligman Global Technology Class/9/              --        --
Seligman Small Cap Value Class/9/                --        --

/1/ Accumulation Unit Values prior to 1994 do not reflect the .15% daily administration fee imposed after May 1, 1994. Accumulation Unit Values beginning with the year ended 12/31/94 reflect the .15% daily administration fee.
/2/ Commenced operations on May 1, 1994.
/3/ Commenced operations on May 1, 1995.
/4/ Commenced operations on May 1, 1996.
/5/ Commenced operations on May 1, 1997.
/6/ Commenced operations on May 1, 1998.
/7/ On April 28,  2000, the Sub-Account investing in the Canada Life of
    America Series Fund, Inc. Bond Portfolio became a predecessor
    Sub-Account to the Sub-Account currently investing in the Fidelity VIP Investment Grade Bond Portfolio.
/8/ On April 28, 2000, the Sub-Account investing in the Canada Life of America
    Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio.
/9/ Commenced operations on May 1, 2001.

-------------------------------------------------------------------------------
                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------------

Number of Units Outstanding at End of Period/1/
(For Subaccounts that have Variable Account Annual Expenses of 1.40%)

                             As of       As of      As of      As of     As of     As of    As of     As of    As of     As of
       Sub Account          12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96 12/31/95  12/31/94 12/31/93  12/31/92
       -----------          --------   --------   --------   --------   --------  -------- --------  -------- --------  --------
Alger American Growth       185,613     165,463   255,632     89,046     67,176    10,914       --       --        --       --
Alger American Leveraged    194,095     270,480   185,555     50,046     25,902     8,873       --       --        --       --
All Cap
Alger American MidCap       199,743     170,361    64,524     72,344     54,019    13,088       --       --        --       --
Growth
Alger American Small         30,011      36,210    46,911     54,562     28,347     6,435       --       --        --       --
Capitalization
Berger IPT-International    100,157     125,292   123,645    213,236     71,044       --        --       --        --       --
Berger IPT-Small Company    178,208     119,653    49,795     26,061         --       --        --       --        --       --
Growth
Dreyfus-Appreciation         65,992      64,348    67,723     42,289         --       --        --       --        --       --
Dreyfus-Growth and Income   163,354     158,259   191,798    202,399    172,356    52,642       --       --        --       --
Dreyfus Socially            142,970     215,457   172,461    124,941     36,525     4,633       --       --        --       --
Responsible
Fidelity VIP Growth         240,082     243,924   229,985    180,179    149,887   106,672   57,367    6,805        --       --
Fidelity VIP High Income     91,056     232,124   227,664    195,741    141,791    54,851   14,976    2,105        --       --
Fidelity VIP Money        2,024,334   2,971,271   933,766    928,653    260,042   182,094   31,976   42,349   191,369   38,210
Market/2/
Fidelity VIP Overseas       139,706     190,740   126,273    111,811     70,509    29,003   26,273    6,190        --       --
Fidelity VIP Asset          278,939     307,649   295,995    296,855    207,293   103,932   36,546    5,849        --       --
Manager
Fidelity VIP Contrafund     147,573     181,361    75,933     35,016         --       --        --       --        --       --
Fidelity VIP Index 500       81,111      70,831    87,368     75,275     67,377     7,687       --       --        --       --
Fidelity VIP Investment     241,475     169,386   200,404    251,704     53,393    26,354   10,808    1,932   122,984   73,332
Grade Bond/3/
Fidelity VIP Growth          67,628      55,992    64,556     38,931         --       --        --       --        --       --
Opportunities
Goldman Sachs Capital        16,292          --        --         --         --       --        --       --        --       --
Growth
Goldman Sachs CORE U.S.      16,623          --        --         --         --       --        --       --        --       --
Equity
Goldman Sachs Growth &        7,165          --        --         --         --       --        --       --        --       --
Income
Montgomery Variable
Series:
Emerging Markets            144,450     178,661   128,789    202,615    231,055    29,914       --       --        --       --
Montgomery Variable          29,748      48,440    37,872     65,093     21,846       --        --       --        --       --
Series: Growth
Seligman Communications     642,282     683,643   559,643    516,557    308,250   118,134   56,523       --        --       --
and Information
Seligman Frontier            93,142     107,273   104,494    168,337    192,118   107,440   23,032       --        --       --
Seligman           Global     4,767          --        --         --         --       --        --       --        --       --
Technology Class
Seligman Small Cap Value     60,422          --        --         --         --       --        --       --        --       --

/1/ Number of Units Outstanding prior to 1994 do not reflect the .15% daily administration fee imposed after May 1, 1994. Number of Units
     Outstanding for year ended 12/31/94 reflect the .15% daily administration fee.
/2/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio.
/3/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Bond Portfolio became a predecessor
     Sub-Account to the Sub-Account currently investing in the Fidelity VIP Investment Grade Bond Portfolio.

Number of Units Outstanding at End of Period/1/
(For Subaccounts that have Variable Account Annual Expenses of 1.25%)


                              As of     As of     As of     As of    As of     As of     As of      As of     As of     As of
       Sub Account          12/31/01   12/31/00  12/31/99  12/31/98 12/31/97  12/31/96  12/31/95  12/31/94   12/31/93  12/31/92
       -----------          --------   --------  --------  -------- --------  --------  --------  --------   --------  --------

Alger American Growth         9,762     12,036    15,529   17,992    10,080     2,987        --         --        --        --
Alger American Leveraged      4,720      9,287     8,357    5,447     3,661     3,662        --         --        --        --
All Cap
Alger American MidCap        52,081     62,311     8,290    8,271     9,514    19,879        --         --        --        --
Growth
Alger American Small          6,876      8,147     7,663    7,057     7,968     2,381        --         --        --        --
Capitalization
Berger IPT-International      1,507      4,906    13,413   13,102     3,585        --        --         --        --        --
Berger IPT-Small Company     15,230     16,110    11,629      312        --        --        --         --        --        --
Growth
Dreyfus-Appreciation          9,855     11,890    17,906   18,268        --        --        --         --        --        --
Dreyfus-Growth and Income    28,847     32,614    33,592   33,613    58,175    56,771        --         --        --        --
Dreyfus Socially              7,254      9,974    11,249   10,707     7,214       561        --         --        --        --
Responsible
Fidelity VIP Growth          38,055     49,677    53,588   75,743    86,116    73,385    61,553     23,551        --        --
Fidelity VIP High Income     12,687     16,828    21,768   47,931    72,183    69,263    48,229     27,432        --        --
Fidelity VIP Money Market2  257,278    238,383   360,586   70,332    42,320    63,675    81,583    190,780   191,369    38,210
Fidelity VIP Overseas        31,033     37,297    29,748   27,575    38,444    43,858    51,567     70,542        --        --
Fidelity VIP Asset          157,118    250,498    98,423   109,284  118,344   100,231    87,964    106,662        --        --
Manager
Fidelity VIP Contrafund      84,293    110,904    22,376    7,436        --        --        --         --        --        --
Fidelity VIP Index 500       12,060     13,587    15,727   18,155    13,898     3,828        --         --        --        --
Fidelity VIP Investment      54,912     64,579    76,238   67,148    74,126    87,891    96,108     98,511   122,984    73,332
Grade Bond3
Fidelity VIP I Growth           891      2,151     7,514    8,231        --        --        --         --        --        --
Opportunities
Goldman Sachs Capital            --         --        --       --        --        --        --         --        --        --
Growth
Goldman Sachs CORE U.S.          --         --        --       --        --        --        --         --        --        --
Equity
Goldman Sachs Growth &           --         --        --       --        --        --        --         --        --        --
Income
Montgomery Variable
Series:
Emerging Markets             13,929     15,604    15,367   19,642    19,744     4,347        --         --        --        --
Montgomery Variable          12,258     10,699    10,943    8,111     9,541        --        --         --        --        --
Series: Growth
Seligman Communications      41,871     56,917    67,205   70,044    82,090    91,021    91,344         --        --        --
and Information
Seligman Frontier            16,965     18,514    21,392   28,517    70,480    99,937    13,752         --        --        --
Seligman Global                  --         --        --       --        --        --        --         --        --        --
Technology Class
Seligman Small Cap Value      8,806         --        --       --        --        --        --         --        --        --

/1/ Number of Units Outstanding prior to 1994 do not reflect the .15% daily administration fee imposed after May 1, 1994. Number of Units Outstanding for year ended 12/31/94 reflect the .15% daily administration fee.
/2/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio.
/3/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Bond Portfolio became a predecessor
     Sub-Account to the Sub-Account currently investing in the Fidelity VIP Investment Grade Bond Portfolio.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
          ADMINISTRATIVE OFFICE: 6201 Powers Ferry Road, NW, Atlanta,
                                 Georgia 30339
                              PHONE: (800)905-1959

                                  VARIFUND(R)
                      STATEMENT OF ADDITIONAL INFORMATION
               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Policy and the underlying Funds. The Funds are:



        The Alger American Fund
        Berger Institutional Products Trust
        The Dreyfus Socially Responsible Growth Fund, Inc.
        Dreyfus Variable Investment Fund
        Fidelity Variable Insurance Products Funds
        Goldman Sachs Variable Insurance Trust
        Levco Series Trust
        The Montgomery Funds III
        Seligman Portfolios, Inc.
        Van Eck Worldwide Insurance Trust



The Prospectuses are dated the same date as this Statement of Additional Information. You may obtain the Prospectuses by writing or calling us at our address or phone number shown above.



The date of this Statement of Additional Information is May 1, 2002.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


ADDITIONAL POLICY PROVISIONS...............................................................     3
       Contract............................................................................     3
       Incontestability....................................................................     3
       Misstatement Of Age or Sex..........................................................     3
       Currency............................................................................     3
       Place Of Payment....................................................................     3
       Non-Participation...................................................................     3
       Our Consent.........................................................................     3
TAX STATUS ON THE POLICIES.................................................................     4
    Diversification Requirements...........................................................     4
    Owner Control..........................................................................     4
    Required Distributions.................................................................     4
PRINCIPAL UNDERWRITER......................................................................    45
CALCULATION OF YIELDS AND TOTAL RETURNS....................................................    45
       Money Market Yields.................................................................    45
       Other Sub-Account Yields............................................................     6
       Total Returns.......................................................................     6
            A.   Standardized "Average Annual Total Returns"...............................     6
            B.   Nonstandardized "Average Annual Total Returns"............................     9
       Effect of the Annual Administration Charge on Performance Data......................    14
SAFEKEEPING OF ACCOUNT ASSETS..............................................................    14
STATE REGULATION...........................................................................    14
RECORDS AND REPORTS........................................................................    14
LEGAL MATTERS..............................................................................    14
EXPERTS....................................................................................    15
OTHER INFORMATION..........................................................................    15
FINANCIAL STATEMENTS.......................................................................    15

                          ADDITIONAL POLICY PROVISIONS

CONTRACT

The entire contract is made up of the Policy, the application for the Policy and any riders or endorsements. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the Policy unless it is contained in the application and a copy of the application is attached to the Policy at issue.

INCONTESTABILITY

Other than misstatement of age or sex (see below), We will not contest the Policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the Policy.

MISSTATEMENT OF AGE OR SEX

If the age or sex of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age or for the correct sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age or sex, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

CURRENCY

All amounts payable under the Policy will be paid in United States currency.

PLACE OF PAYMENT

All amounts payable by us will be payable at our Administrative Office at the address shown on page one of this Statement of Additional Information.

NON-PARTICIPATION

The Policy is not eligible for dividends and will not participate in our divisible surplus.

OUR CONSENT

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Vice President, Secretary or Actuary.

                           TAX STATUS OF THE POLICIES

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity Policies.

DIVERSIFICATION REQUIREMENTS

The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Policies be "adequately diversified" in order for the Policies to be treated as annuity Policies for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

OWNER CONTROL

In certain circumstances, owners of variable annuity Policies have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Policies due to their ability to exercise investment control over those assets. When this is the case, the Policy owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Policies, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give Owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Policy.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity Policy for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Policy to contain certain provisions specifying how your interest in the Policy will be distributed in the event of the death of an owner of the Policy. Specifically, section 72(s) requires that (a) if any owner dies on or after the Annuity Date, but prior to the time the entire interest in the Policy has been distributed, the entire interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the Annuity Date, the entire interest in the Policy will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Policy passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Policy may be continued with the surviving spouse as the new owner.

The Non-Qualified Policies contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Policies.

                             PRINCIPAL UNDERWRITER

Canada Life of America Financial Services, Inc. (CLAFS), an affiliate of Canada Life Insurance Company of America (CLICA), is the principal underwriter of the variable annuity Policies described herein. The offering of the Policies is continuous, and CLICA does not anticipate discontinuing the offering of the Policies. However, CLICA does reserve the right to discontinue the offering of the Policies.


CLAFS received $4,004,214 in 2001, $3,645,763 in 2000, $5,102,487 in 1999, as
commissions for serving as principal underwriter of the variable annuity Policies and other variable annuity policies issued by Canada Life Insurance Company of America. CLAFS did not retain any commissions in 2001, 2000 or 1999.



                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Money Market Sub-Account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the 7 day period in the value of a hypothetical account under a Policy having a balance of 1 unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. Current Yield will be calculated according to the following formula:

                         Current Yield = ((NCS-ES)/UV) X (365/7)
          Where:

          NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

          ES  =    per unit expenses of the Sub-Account for the 7 day period.

          UV  =    the unit value on the first day of the 7 day period.


The current yield for the 7 day period ended December 31, 2001 was 2.06%.

We may also quote the effective yield of the Money Market Sub-Account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
                                                             365/7
                             Effective Yield = (1+((NCS-ES)/UV))    -    1
          Where:

          NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

          ES  =    per unit expenses of the Sub-Account for the 7 day period.

          UV  =    the unit value for the first day of the 7 day period.


The effective yield for the 7 day period ended December 31, 2001 was 2.08%.


Because of the charges and deductions imposed under the Policy, the yield for the Money Market Sub-Account will be lower than the yield for the Money Market Portfolio.

The yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio of the Fund, and the Money Market Portfolio's operating expenses.

OTHER SUB-ACCOUNT YIELDS

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Policy for 30 day or one month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Sub- Account units less Sub-Account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include 1) the annual administration charge, 2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects an annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating the 30 day or one month yield, an average annual administration charge per dollar of Policy Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:

                                                               6
                              Yield = 2 x ((((NI-ES)/(U x UV)) + 1)     - 1)
          Where:

          NI  =    net income of the Portfolio for the 30 day or one month
          period attributable to the Sub-Account's units.

          ES  =    expenses of the Sub-Account for the 30 day or one month
          period.

          U   =    the average number of units outstanding.

          UV  =    the unit value at the close (highest) of the last day in the
          30 day or one month period.

Because of the charges and deductions imposed under the Policies, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio.

The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

Yield calculations do not take into account the surrender charge under the Policy. The maximum surrender charge is equal to 6% of certain amounts surrendered or withdrawn under the Policy. A surrender charge will not be imposed on any investment earnings in the Variable Account or interest earned in the Fixed Account and in certain other situations as described in the Prospectus.

TOTAL RETURNS

A.   STANDARDIZED "AVERAGE ANNUAL TOTAL RETURNS"

We may, from time to time, also quote in sales literature or advertisements total returns, including standardized average annual total returns for the Sub-Accounts calculated in a manner prescribed by the Securities and Exchange Commission, and other total returns. We will always include quotes of standardized average annual total returns for the period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standardized average annual total returns for these periods will be provided.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Standardized average annual total returns will be calculated using Sub-Account unit values which we calculate on each valuation day based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the mortality and expense risk charge, daily administration fee, surrender charge and the annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating standardized average annual total return, an average per dollar annual administration charge attributable to the hypothetical account for the period is used. The standardized average annual total return will then be calculated according to the following formula:

                                                     1/N
                                          TR = ((ERV/P))     - 1

          Where:

          TR  =    the standardized average annual total return net of recurring charges.

          ERV =    the ending redeemable value of the hypothetical account at the end of the period.

          P   =    a hypothetical initial payment of $1,000.

          N   =    the number of years in the period.

The standardized average annual total returns assume that the maximum fees and charges are imposed for calculations.


Standardized average annual total returns for the period ending
December 31, 2001 are shown on the following page. Because the Levco Equity Value Fund, Van Eck Worldwide Emerging Markets Fund, Van Eck Worldwide Real Estate Fund and ProFund VP Ultra Mid-Cap subaccounts were not in operation as of December 31, 2001, standardized average annual total returns for these subaccounts are not provided.





Standardized average annual total returns (for subaccounts which have Variable Account Annual Expenses of 1.40%) for the periods shown below were:


                   Sub-Account                     1 Year           5 Year       10 Year        From Sub-
                                                   Return           Return        Return         Account       Sub-Account
                                                 Year Ended       Year Ended    Year Ended     Inception to     Inception
                                                  12/31/01         12/31/01      12/31/01        12/31/01         Date
Alger American Growth                               (18.50)%           11.39%         ***           11.10 %       05/01/96
Alger American Leveraged AllCap                     (22.55)%           14.30%         ***           12.08 %       05/01/96
Alger American MidCap Growth                       (13.28) %           13.09%         ***           11.46 %       05/01/96
Alger American Small Capitalization                 (35.94)%          (3.11)%         ***          (3.58) %       05/01/96
Berger Small Company Growth                         (39.85)%               **         ***            0.07 %       05/01/98
Berger-IPT International                            (26.83)%               **         ***          (0.79) %       05/01/97
Dreyfus Capital Appreciation                        (16.03)%               **         ***            1.69 %       05/01/98
Dreyfus Growth & Income                             (12.61)%            4.61%         ***            5.68 %       05/01/96
Dreyfus Socially Responsible                        (29.10)%            6.32%         ***            7.89 %       05/01/96
Fidelity VIP Investment Grade Bond                    1.50 %           4.59 %       5.14%            5.76 %       12/04/89
Fidelity VIP Money Market****                        (2.72)%           2.90 %       2.80%            3.10 %       12/04/89
Fidelity VIP Growth                                 (24.25)%           9.69 %         ***           12.54 %       05/01/94
Fidelity VIP High Income                            (18.41)%          (5.65)%         ***            0.29 %       05/01/94
Fidelity VIP Asset Manager                          (10.88)%            5.30%         ***            6.89 %       05/01/94

Fidelity VIP Contrafund                             (18.92)%               **         ***            2.33 %       05/01/98
Fidelity VIP Index 500                              (18.78)%            8.38%         ***           10.16 %       05/01/96
Fidelity VIP Growth Opportunities                   (21.07)%               **         ***           (6.52)%       05/01/98
Fidelity VIP Overseas                               (27.72)%           0.73 %         ***            2.68 %       05/01/94
Goldman Sachs VIT Capital Growth                           *               **         ***         (25.42) %       05/01/01
Goldman Sachs VIT CORESM U.S. Equity                       *               **         ***         (22.36) %       05/01/01
Goldman Sachs VIT Growth and Income                        *               **         ***         (17.53) %       05/01/01
Montgomery Emerging Markets                         (13.71)%          (9.55)%         ***           (8.07)%       05/01/96
Montgomery Growth                                   (27.31)%               **         ***            0.32 %       05/01/97
Seligman Communications & Information                (1.60)%          13.84 %         ***           14.26 %       05/01/95
Seligman Global Technology                                 *               **         ***           90.27 %       05/01/01
Seligman Frontier                                   (14.09)%          (1.18)%         ***            5.23 %       05/01/95
Seligman Small Cap Value                                   *               **         ***           38.08 %       05/01/01






* These Sub-Accounts have not been in operation one year as of December 31, 2001, and accordingly, no one year standardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no five year standardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

Standardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses of 1.25%) for the periods shown below were:


               Sub-Account                             1 Year         5 Year       10 Year      From Sub-
                                                       Return         Return        Return       Account     Sub-Account
                                                     Year Ended     Year Ended    Year Ended  Inception to    Inception
                                                      12/31/01       12/31/01      12/31/01     12/31/01         Date
Alger American Growth                                  (18.36)%         11.56%         ***        11.21 %      05/01/96
Alger American Leveraged AllCap                        (22.38)%         14.52%         ***        12.25 %      05/01/96
Alger American MidCap Growth                            (13.09)         13.30%         ***        11.49 %      05/01/96
                                                              %
Alger American Small Capitalization                    (35.79)%        (2.91)%         ***       (3.55) %      05/01/96
Berger Small Company Growth                            (39.70)%             **         ***         0.11 %      05/01/98
Berger-IPT International                               (26.66)%             **         ***       (0.58) %      05/01/97
Dreyfus Capital Appreciation                           (15.84)%             **         ***         1.73 %      05/01/98
Dreyfus Growth & Income                                (12.42)%          4.82%         ***         5.71 %      05/01/96
Dreyfus Socially Responsible                           (28.94)%          6.53%         ***         7.92 %      05/01/96
Fidelity VIP Investment Grade Bond                       1.52 %         4.64 %       5.20%         5.84 %      12/04/89
Fidelity VIP Money Market****                           (2.68)%         2.93 %       2.84%         3.17 %      12/04/89
Fidelity VIP Growth                                    (24.08)%         9.90 %         ***        12.56 %      05/01/94
Fidelity VIP High Income                               (18.23)%        (5.45)%         ***         0.31 %      05/01/94
Fidelity VIP Asset Manager                             (10.69)%          5.51%         ***         6.91 %      05/01/94
Fidelity VIP Contrafund                                (18.74)%             **         ***         2.37 %      05/01/98
Fidelity VIP Index 500                                 (18.60)%          8.59%         ***        10.19 %      05/01/96
Fidelity VIP Growth Opportunities                      (20.89)%             **         ***        (6.48)%      05/01/98
Fidelity VIP Overseas                                  (27.55)%         0.94 %         ***         2.70 %      05/01/94
Goldman Sachs VIT Capital Growth                              *             **         ***       (24.63)%      05/01/01
Goldman Sachs VIT CORESM U.S. Equity                          *             **         ***       (21.54)%      05/01/01
Goldman Sachs VIT Growth and Income                           *             **         ***       (16.68)%      05/01/01
Montgomery Emerging Markets                            (13.52)%        (9.34)%         ***        (8.04)%      05/01/96
Montgomery Growth                                      (27.14)%             **         ***         0.35 %      05/01/97
Seligman Communications & Information                   (1.39)%        14.06 %         ***        14.34 %      05/01/95
Seligman Global Technology                                    *             **         ***         91.00%      05/01/01
Seligman Frontier                                      (13.91)%        (0.98)%         ***         5.23 %      05/01/95
Seligman Small Cap Value                                      *             **         ***         38.31%      05/01/01

* These Sub-Accounts have not been in operation one year as of December 31, 2001, and accordingly, no one year standardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no five year standardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

B.   NONSTANDARDIZED "AVERAGE ANNUAL TOTAL RETURNS"

We may, from time to time, also quote in sales literature or advertisements, nonstandardized average annual total returns for the Sub-Accounts that do not reflect the surrender charge. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn, and that the initial investment is assumed to be $10,000 rather than $1,000.

Generally, nonstandardized Sub-Account performance data will only be disclosed if standardized average annual return for the Sub-Accounts for the required periods is also disclosed.


Nonstandardized average annual total returns for the period ending
December 31, 2001 are shown on the following page. Because the Levco Equity Value Fund, Van Eck Worldwide Emerging Markets Fund, Van Eck Worldwide Real Estate Fund and ProFund VP Ultra Mid-Cap subaccounts were not in operation as of December 31, 2001, nonstandardized average annual total returns for these subaccounts are not provided.

Nonstandardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses 1.40%) for the periods shown below were:


                 Sub-Account                           1 Year           5 Year       10 Year     From Sub-
                                                       Return           Return       Return        Account     Sub-Account
                                                     Year Ended       Year Ended   Year Ended   Inception to    Inception
                                                      12/31/01         12/31/01     12/31/01      12/31/01         Date
Alger American Growth                                    (13.10)%        11.74%          ***        11.10 %      05/01/96
Alger American Leveraged AllCap                          (17.15)%        14.62%          ***        12.26 %      05/01/96
Alger American MidCap Growth                             (7.88) %        13.41%          ***        11.46 %      05/01/96
Alger American Small Capitalization                      (30.54)%       (2.51)%          ***       (3.58) %      05/01/96
Berger Small Company Growth                              (34.45)%            **          ***         0.07 %      05/01/98
Berger-IPT International                                 (21.43)%            **          ***       (0.79) %      05/01/97
Dreyfus Capital Appreciation                             (10.63)%            **          ***         1.69 %      05/01/98
Dreyfus Growth & Income                                   (7.21)%         5.06%          ***         5.68 %      05/01/96
Dreyfus Socially Responsible                             (23.70)%         6.73%          ***         7.89 %      05/01/96
Fidelity VIP Investment Grade Bond                         6.90 %        5.03 %        5.14%         5.76 %      12/04/89
Fidelity VIP Money Market****                               2.68%        3.37 %        2.80%         3.10 %      12/04/89
Fidelity VIP Growth                                      (18.85)%       10.06 %          ***        12.54 %      05/01/94
Fidelity VIP High Income                                 (13.01)%       (4.98)%          ***         0.29 %      05/01/94
Fidelity VIP Asset Manager                                (5.48)%         5.74%          ***         6.89 %      05/01/94
Fidelity VIP Contrafund                                  (13.52)%            **          ***         2.33 %      05/01/98
Fidelity VIP Index 500                                   (13.38)%         8.77%          ***        10.16 %      05/01/96
Fidelity VIP Growth Opportunities                        (15.67)%            **          ***        (6.52)%      05/01/98
Fidelity VIP Overseas                                    (22.32)%        1.25 %          ***         2.68 %      05/01/94
Goldman Sachs VIT Capital Growth                                *            **          ***      (16.28) %      05/01/01
Goldman Sachs VIT CORESM U.S. Equity                            *            **          ***      (13.36) %      05/01/01
Goldman Sachs VIT Growth and Income                             *            **          ***       (8.62) %      05/01/01
Montgomery Emerging Markets                               (8.31)%       (8.76)%          ***        (8.07)%      05/01/96
Montgomery Growth                                        (21.91)%            **          ***         0.32 %      05/01/97
Seligman Communications & Information                       3.80%       14.16 %          ***        14.26 %      05/01/95
Seligman Global Technology                                      *            **          ***        100.40%      05/01/01
Seligman Frontier                                         (8.69)%       (0.62)%          ***         5.23 %      05/01/95
Seligman Small Cap Value                                        *            **          ***        47.20 %      05/01/01

* These Sub-Accounts have not been in operation one year as of December 31, 2001, and accordingly, no one year nonstandardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no five year nonstandardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

Nonstandardized average annual total returns (for Subaccounts which have variable account annual expenses 1.25%) for the periods shown below were:


             Sub-Account                               1 Year            5 Year      10 Year       From Sub-
                                                       Return            Return       Return        Account      Sub-Account
                                                     Year Ended        Year Ended   Year Ended   Inception to     Inception
                                                      12/31/01          12/31/01     12/31/01      12/31/01          Date
Alger American Growth                                    (12.96)%          11.90%         ***        11.49 %       05/01/96
Alger American Leveraged AllCap                          (17.02)%          14.79%         ***        12.48 %       05/01/96
Alger American MidCap Growth                              (7.74)%          13.59%         ***        11.73 %       05/01/96
Alger American Small Capitalization                      (30.44)%         (2.36)%         ***       (3.24) %       05/01/96
Berger Small Company Growth                              (34.35)%              **         ***         0.30 %       05/01/98
Berger-IPT International                                 (21.31)%              **         ***         0.14 %       05/01/97
Dreyfus Capital Appreciation                             (10.49)%              **         ***         2.14 %       05/01/98
Dreyfus Growth & Income                                   (7.07)%           5.22%         ***         5.91 %       05/01/96
Dreyfus Socially Responsible                             (23.59)%           6.90%         ***         8.14 %       05/01/96
Fidelity VIP Investment Grade Bond                         7.07 %           5.07%       5.19%         5.84 %       12/04/89
Fidelity VIP Money Market****                              2.89 %           3.37%       2.80%         3.10 %       12/04/89
Fidelity VIP Growth                                      (18.72)%          10.23%         ***        12.56 %       05/01/94
Fidelity VIP High Income                                 (12.88)%         (4.84)%         ***         0.29 %       05/01/94
Fidelity VIP Asset Manager                                (5.34)%           5.90%         ***         6.89 %       05/01/94
Fidelity VIP Contrafund                                  (13.39)%              **         ***         2.75 %       05/01/98
Fidelity VIP Index 500                                   (13.25)%           8.93%         ***        10.32 %       05/01/96
Fidelity VIP Growth Opportunities                        (15.54)%              **         ***        (6.02)%       05/01/98
Fidelity VIP Overseas                                    (22.20)%          1.40 %         ***         2.68 %       05/01/94
Goldman Sachs VIT Capital Growth                                *              **         ***      (10.08) %       05/01/01
Goldman Sachs VIT CORESM U.S. Equity                            *              **         ***       (8.21) %       05/01/01
Goldman Sachs VIT Growth and Income                             *              **         ***       (5.13) %       05/01/01
Montgomery Emerging Markets                               (8.17)%         (8.62)%         ***        (7.23)%       05/01/96
Montgomery Growth                                        (21.79)%              **         ***         0.60 %       05/01/97
Seligman Communications & Information                     (4.03)%         14.33 %         ***        14.43 %       05/01/95
Seligman Global Technology                                      *              **         ***        59.34 %       05/01/01
Seligman Frontier                                         (8.57)%         (0.47)%         ***         5.39 %       05/01/95
Seligman Small Cap Value                                        *              **         ***        29.54 %       05/01/01

* These Sub-Accounts have not been in operation one year as of December 31, 2001, and accordingly, no one year nonstandardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no five year nonstandardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

EFFECT OF THE ANNUAL ADMINISTRATION CHARGE ON PERFORMANCE DATA


The Policy provides for a $30 annual administration charge to be assessed annually on each policy anniversary proportionately from any Sub-Accounts or Fixed Account in which You are invested. If the Policy Value on the policy anniversary is $75,000 or more, we will waive the annual administration charge for the prior Policy Year. We will also waive the annual administration charge for Tax-Sheltered Annuity Policies. For purposes of reflecting the annual administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average Policy Value in the Variable Account of all Policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated. For total returns shown above, the annual administrative charge is calculated as a charge of 0.06% based on an average Policy size during 2001 of $52,191.



                         SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of portfolio shares held by each of the Sub-Accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. The Policies will be modified to comply with the requirements of each applicable jurisdiction.

                               RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.

                                  LEGAL MATTERS

All matters relating to Michigan law pertaining to the Policies, including the validity of the Policies and our authority to issue the Policies, have been passed upon by Craig Edwards. Sutherland Asbill & Brennan LLP of Washington, DC, has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS



Our financial statements at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 for Canada Life Insurance Company of America, appearing in this Statement of Additional Information and Registration Statement as well as the financial statements of Canada Life of America Variable Annuity Account 1 as of December 31, 2001 and for the periods indicated therein appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, of Atlanta, Georgia, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.



                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS



The Variable Account's statements of assets and liabilities as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained herein. Ernst & Young LLP, independent auditors, of Atlanta, Georgia, serves as independent auditors for the Variable Account.

Our balance sheets as of December 31, 2001 and 2000, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001, as well as the Report of Independent Auditors, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                        INDEX TO FINANCIAL STATEMENTS


                                                                                                      Page
Canada Life of America Variable Annuity Account 1:

Report of Independent Auditors......................................................................    1

Statements of Assets and Liabilities as of December 31, 2001........................................    2

Statements of Operations for the year ended December 31, 2001.......................................   11

Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000..................   20

Notes to Financial Statements.......................................................................   34

Canada Life Insurance Company of America:

Report of Independent Auditors......................................................................    1

Statutory Balance Sheets as of December 31, 2001 and 2000...........................................    2

Statutory Statements of Operations for the years ended December 31, 2001, 2000 and 1999.............    3
Statutory Statements of Capital and Surplus for the years ended December 31, 2001, 2000 and 1999....    4

Statutory Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.............    5

Notes to Statutory Financial Statements.............................................................    6

FINANCIAL STATEMENTS
CANADA LIFE OF AMERICA VARIABLE
ANNUITY ACCOUNT 1
December 31, 2001
With Report of Independent Auditors

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                           FINANCIAL STATEMENTS

                             DECEMBER 31, 2001

                                 CONTENTS

Report of Independent Auditors........................................         1

Audited Financial Statements

Statements of Assets and Liabilities..................................         2
Statements of Operations..............................................        11
Statements of Changes in Net Assets...................................        20
Notes to Financial Statements.........................................        34

                       REPORT OF THE INDEPENDENT AUDITORS

Board of Directors of Canada Life Insurance Company of America and Contract Owners of Canada Life of America Variable Annuity Account 1

We have audited the accompanying statements of assets and liabilities of Canada Life of America Variable Annuity Account 1 (the "Company") (comprising, respectively, the Asset Manager, Fidelity Growth, High Income, Overseas, Index 500, Contrafund, Growth Opportunities, Fidelity VIP Money Market, Fidelity VIP II Investment Grade Bond, Communications and Information, Frontier, Global Technology, Small-Cap Value, Small Capitalization, Alger Growth, MidCap, Leveraged AllCap, Growth and Income, Socially Responsible, Capital Appreciation, Emerging Markets, Variable Series Growth, Berger IPT International, Small Company Growth, VIT Capital Growth, VIT Core (SM) U.S. Equity; VIT Global Income, VIT Growth and Income, VP Money Market, VP Bull Plus, VP UltraOTC, VP UltraSmall-Cap, and VP Bear sub-accounts) as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and the significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Canada Life of America Variable Annuity Account 1 at December 31, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                        /S/ Ernst & Young LLP

Atlanta, Georgia
February 9, 2002

                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                      STATEMENTS OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2001

                                                                       Fidelity Series
                                                                       ---------------

                                      Asset             Fidelity                                                  Index
                                     Manager             Growth           High Income        Overseas              500
                                   Sub-Account        Sub-Account         Sub-Account       Sub-Account        Sub-Account
                                --------------------------------------------------------------------------------------------
Assets:
Investment in Fidelity at
   market value                   $  11,803,857       $  16,085,111       $  2,481,722      $  3,378,951      $  13,313,558
Due from Canada Life
   Insurance Company of
   America                                     -             12,045              1,071               820                  -
                                --------------------------------------------------------------------------------------------
Total assets                      $  11,803,857       $  16,097,156       $  2,482,793      $  3,379,771      $  13,313,558

Liabilities:
Payable to Canada Life
   Insurance Company of
   America                                7,364                  --                 --                --                948
                                --------------------------------------------------------------------------------------------
Net assets                        $  11,796,493       $  16,097,156       $  2,482,793      $  3,379,771      $  13,312,610
                                ============================================================================================

Net assets:
Accumulation units                $  11,796,493       $  16,097,156       $  2,482,793      $  3,379,771      $  13,312,610
                                --------------------------------------------------------------------------------------------

Total net assets:                 $  11,796,493       $  16,097,156       $  2,482,793      $  3,379,771      $  13,312,610
                                ============================================================================================

Units outstanding                       436,056             278,137            103,743           170,739             93,171
                                ============================================================================================
Unit Value (accumulation)
                                 $        27.05       $       57.87       $     23.93       $      19.79      $      142.88
                                ============================================================================================

Supplemental Information:
Number of shares outstanding
                                        813,498            478,581            387,164            243,440            102,357
Cost of shares outstanding
                                 $   12,920,425       $ 16,015,715        $ 2,568,145       $  3,497,840      $  12,927,407

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 2001

                                                                       Fidelity Series continued
                                                                       -------------------------

                                                                                         Fidelity VIP      Fidelity VIP
                                                                        Growth              Money         II Investment
                                                  Contrafund         Opportunities          Market          Grade Bond
                                                  Sub-Account         Sub-Account        Sub-Account        Sub-Account
                                              ----------------------------------------------------------------------------
Assets:
Investment in Fidelity at market value           $  5,878,624         $  1,167,699        $  16,671,369      $  5,869,138
Due from Canada Life Insurance Company of
   America                                                 --                   --           16,547,477                --
                                              ----------------------------------------------------------------------------
Total assets                                     $  5,878,624         $  1,167,699        $  33,218,846      $  5,869,138

Liabilities:
Payable to Canada Life Insurance Company of
   America                                             12,190                1,724                   --               219
                                              ----------------------------------------------------------------------------
Net assets                                       $  5,866,434         $  1,165,975        $  33,218,846      $  5,868,919
                                              ============================================================================

Net assets:
Accumulation units                               $  5,866,434         $  1,165,975        $  33,218,846      $  5,868,919
                                              ----------------------------------------------------------------------------

Total net assets:                                $  5,866,434         $  1,165,975        $  33,218,846      $  5,868,919
                                              ============================================================================

Units outstanding                                     231,866               68,519            2,281,612           296,387
                                              ============================================================================

Unit value (accumulation)                        $      25.30         $      17.02        $       14.56      $      19.80
                                              ============================================================================

Supplemental Information:
Number of shares outstanding                          292,033               77,178           16,671,369           454,268

Cost of shares outstanding                       $  6,175,159         $  1,154,207        $  16,671,369      $ 5,789,250

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 2001

                                                                            Seligman Series
                                                                            ---------------

                                                  Communications                             Global            Small-Cap
                                                 and Information        Frontier           Technology            Value
                                                    Sub-Account        Sub-Account         Sub-Account        Sub-Account
                                              -----------------------------------------------------------------------------
Assets:
Investment in Seligman at market value              $ 20,272,309       $  1,815,644         $   75,810         $  896,354
Due from Canada Life Insurance Company of
   America                                                   790                  4                 --                 --
                                              -----------------------------------------------------------------------------
Total assets                                        $ 20,273,099       $  1,815,648         $   75,810         $  896,354

Liabilities:
Payable to Canada Life Insurance Company of
   America                                                    --                 --                 --                 --
                                              -----------------------------------------------------------------------------
Net assets                                          $ 20,273,099       $  1,815,648         $   75,810         $  896,354
                                              =============================================================================

Net assets:
Accumulation units                                  $ 20,273,099       $  1,815,648         $   75,810         $  896,354
                                              -----------------------------------------------------------------------------

Total net assets:                                   $ 20,273,099       $  1,815,648         $   75,810         $  896,354
                                              =============================================================================

Units outstanding                                        684,153            110,107              4,767             69,228
                                              =============================================================================

Unit value
   (accumulation)                                   $      29.63       $      16.49         $    15.90         $    12.95
                                              =============================================================================

Supplemental Information:
Number of shares outstanding                           1,610,191            138,387              5,863             68,739

Cost of shares outstanding                          $ 25,256,289       $  1,896,303         $   82,566         $  799,348

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 2001

                                                                           Alger American Series
                                                                           ---------------------

                                                       Small              Alger                              Leveraged
                                                  Capitalization         Growth             MidCap             AllCap
                                                    Sub-Account        Sub-Account        Sub-Account       Sub-Account
                                                 --------------------------------------------------------------------------
Assets:
Investment in Alger American at market value         $ 1,338,953       $ 11,963,867       $   9,959,801        $ 7,496,499
Due from Canada Life Insurance Company of
   America                                                   124              2,083                  --                 --
                                                 --------------------------------------------------------------------------
Total assets                                         $ 1,339,077       $ 11,965,950       $   9,959,801        $ 7,496,499

Liabilities:
Payable to Canada Life Insurance Company of
   America                                                    --                 --                 112                 28
                                                 --------------------------------------------------------------------------
Net assets                                           $ 1,339,077       $ 11,965,950       $   9,959,689        $ 7,496,471
                                                 ==========================================================================

Net assets:
Accumulation units                                   $ 1,339,077       $ 11,965,950       $   9,959,689        $ 7,496,471
                                                 --------------------------------------------------------------------------

Total net assets:                                    $ 1,339,077       $ 11,965,950       $   9,959,689        $ 7,496,471
                                                 ==========================================================================

Units outstanding                                         36,887            195,375             251,824            198,815
                                                 ==========================================================================

Unit value (accumulation)                            $     36.30       $      61.25       $       39.55        $     37.71
                                                 ==========================================================================

Supplemental Information:
Number of shares outstanding                              80,903            325,370             563,656            237,607

Cost of shares outstanding                           $ 1,413,563       $ 11,951,862       $  11,018,929        $ 8,778,550

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 2001

                                                                           Dreyfus Series
                                                                           --------------

                                                        Growth               Socially               Capital
                                                       and Income          Responsible           Appreciation
                                                      Sub-Account          Sub-Account            Sub-Account
                                                  --------------------------------------------------------------

Assets:
Investment in Dreyfus at market value                $  5,575,798         $  4,438,587          $  2,595,439
Due from Canada Life Insurance Company of
   America                                                     --                   --                    --
                                                  --------------------------------------------------------------
Total assets                                         $  5,575,798         $  4,438,587          $  2,595,439

Liabilities:
Payable to Canada Life Insurance Company of
   America                                                    489                5,332                   294
                                                  --------------------------------------------------------------
Net assets                                           $  5,575,309         $  4,433,255          $  2,595,145
                                                  ==============================================================

Net assets:
Accumulation units                                   $  5,575,309         $  4,433,255          $  2,595,145
                                                  --------------------------------------------------------------
Total net assets:                                    $  5,575,309         $  4,433,255          $  2,595,145
                                                  ==============================================================

Units outstanding                                         192,201              150,224                75,847
                                                  ==============================================================

Unit value (accumulation)                            $      29.01         $      29.51          $      34.22
                                                  ==============================================================

Supplemental Information:
Number of shares outstanding                              257,543              166,426                74,198

Cost of shares outstanding                           $  5,747,744         $  5,012,315          $  2,664,168

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 2001

                                                           Montgomery Series
                                                           -----------------

                                                      Emerging           Variable Series
                                                      Markets                 Growth
                                                    Sub-Account            Sub-Account
                                               -------------------------------------------

Assets:
Investment in Montgomery at market value          $  1,472,373              $  573,048
Due from Canada Life Insurance Company of
   America                                                  --                      --
                                               -------------------------------------------
Total assets                                      $  1,472,373              $  573,048

Liabilities:
Payable to Canada Life Insurance Company of
   America                                             412,015                      45
                                               -------------------------------------------
Net assets                                        $  1,060,358              $  573,003
                                               ===========================================

Net assets:
Accumulation units                                $  1,060,358              $  573,003
                                               -------------------------------------------

Total net assets:                                 $  1,060,358              $  573,003
                                               ===========================================

 Units outstanding                                     158,379                  42,006
                                               ===========================================

 Unit value (accumulation)                        $       6.70              $    13.64
                                               ===========================================

Supplemental Information:
Number of shares outstanding                           203,930                  53,556

Cost of shares outstanding                        $  1,416,668              $  766,015

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 2001

                                                             Berger Series
                                                             -------------

                                                     Berger IPT           Small Company
                                                   International              Growth
                                                    Sub-Account            Sub-Account
                                               -------------------------------------------

Assets:
Investment in Berger at market value              $  1,019,034            $  2,616,685
Due from Canada Life Insurance Company of
   America                                                  --                      --
                                               -------------------------------------------
Total assets                                      $  1,019,034            $  2,616,685

Liabilities:
Payable to Canada Life Insurance Company of
   America                                                 178                   1,328
                                               -------------------------------------------
Net assets                                        $  1,018,856            $  2,615,357
                                               ===========================================

Net assets:
Accumulation units                                $  1,018,856            $  2,615,357
                                               -------------------------------------------

 Total net assets:                                $  1,018,856            $  2,615,357
                                               ===========================================

 Units outstanding                                     101,664                 193,438
                                               ===========================================

 Unit value (accumulation)                        $      10.02            $      13.52
                                               ===========================================

Supplemental Information:
Number of shares outstanding                           106,260                 183,885

Cost of shares outstanding                        $  1,171,440            $  2,983,339

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 2001

                                                                           Goldman Sachs Series
                                                                           --------------------

                                                          VIT             VIT CORE             VIT               VIT
                                                        Capital             (SM)              Global          Growth and
                                                        Growth           U.S. Equity          Income            Income
                                                      Sub-Account        Sub-Account        Sub-Account       Sub-Account
                                                 --------------------------------------------------------------------------

Assets:
Investment in Goldman Sachs at market value           $  175,637         $  178,697         $   25,886          $  65,110
Due from Canada Life Insurance Company of
   America                                                    --                 --                 --                 --
                                                 --------------------------------------------------------------------------
Total assets                                          $  175,637         $  178,697         $   25,886          $  65,110

Liabilities:
Payable to Canada Life Insurance Company of
   America                                                    --                 --                 --                  1
                                                 --------------------------------------------------------------------------
Net assets                                            $  175,637         $  178,697         $   25,886          $  65,109
                                                 ==========================================================================

Net assets:
Accumulation units                                    $  175,637         $  178,697         $   25,886          $  65,109
                                                 --------------------------------------------------------------------------

 Total net assets:                                    $  175,637         $  178,697         $   25,886          $  65,109
                                                 ==========================================================================

 Units outstanding                                        16,292             16,623              2,233              7,165
                                                 ==========================================================================

 Unit value (accumulation)                            $    10.78         $    10.75         $    11.59          $    9.09
                                                 ==========================================================================

Supplemental Information:
Number of shares outstanding                              17,069             16,334              2,631              6,979

Cost of shares outstanding                            $  180,232         $  174,922         $   27,102          $  64,486

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 2001

                                                                       ProFunds VP Series
                                                                       ------------------

                                          VP                                                        VP
                                        Money              VP                  VP               UltraSmall-           VP
                                        Market           Bull Plus           UltraOTC              Cap               Bear
                                     Sub-Account        Sub-Account        Sub-Account          Sub-Account       Sub-Account
                                  ---------------------------------------------------------------------------------------------

Assets:
Investment in ProFunds at
   market value                      $ 60,973,894       $  2,931,542          $   976,124        $     762           $     63
Due from Canada Life Insurance
   Company of America                          --                 --                  970               --                 --
                                  ---------------------------------------------------------------------------------------------
Total assets                         $ 60,973,894       $  2,931,542          $   977,094        $     762           $     63

Liabilities:
Payable to Canada Life
   Insurance Company of America            18,276                266                   --              762                 63
                                  ---------------------------------------------------------------------------------------------
Net assets                           $ 60,955,618       $  2,931,276          $   977,094        $      --           $     --
                                  =============================================================================================

Net assets:
Accumulation units                   $ 60,955,618       $  2,931,276          $   977,094        $      --           $     --
                                  ---------------------------------------------------------------------------------------------

Total net assets:                    $ 60,955,618       $  2,931,276          $   977,094        $      --           $     --
                                  =============================================================================================

 Units outstanding                     61,074,726            130,837              167,977                -                  -
                                  =============================================================================================
 Unit value
   (accumulation)                    $       1.00       $      22.40          $      5.82        $   25.11           $  34.62
                                  =============================================================================================

Supplemental Information:
Number of shares outstanding           60,973,894            129,086              202,096               30                  2

Cost of shares outstanding           $ 60,973,894       $  2,944,402          $ 1,004,503        $     762           $     63

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                           STATEMENTS OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 2001

                                                                             Fidelity Series
                                                                             ---------------

                                            Asset            Fidelity
                                           Manager            Growth           High Income         Overseas          Index 500
                                         Sub-Account        Sub-Account        Sub-Account       Sub-Account        Sub-Account
                                        -----------------------------------------------------------------------------------------
Income:
Dividends and capital gain
    distributions                        $  882,079        $  1,436,735        $ 862,939           $  922,588        $  165,449
Expenses:
Mortality and expense risk                  162,556             219,622           62,663               60,082           171,066
Administrative charges                       19,507              26,355            7,520                7,210            20,528
                                        -----------------------------------------------------------------------------------------

Net Investment Income (Loss)
                                            700,016           1,190,758          792,756              855,296           (26,145)

Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                               (1,068,925)         (5,624,877)      (1,097,890)          (1,719,766)         (923,517)
Change in unrealized appreciation
    (depreciation) during the year         (469,238)            601,377          238,323              (64,300)           59,891
                                        -----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                      $ (838,147)       $ (3,832,742)      $  (66,811)          $ (928,770)       $ (889,771)
                                        =========================================================================================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 2001

                                                                  Fidelity Series continued
                                                                  -------------------------

                                                                                  Fidelity VIP      Fidelity VIP II
                                                                  Growth             Money            Investment
                                            Contrafund         Opportunities         Market           Grade Bond
                                            Sub-Account         Sub-Account       Sub-Account         Sub-Account
                                        ----------------------------------------------------------------------------
Income:
Dividends and capital gain
    distributions                        $     269,403           $  7,571       $  1,376,828          $ 248,134
Expenses:
Mortality and expense risk                      87,793             20,243            396,559             70,868
Administrative charges                          10,535              2,429             47,587              8,504
                                        ----------------------------------------------------------------------------

Net Investment Income (Loss)                   171,075            (15,101)           932,682            168,762
Realized gains (losses) on
   investments:
Realized gain (loss) on sale of
   fund shares                              (1,351,739)            80,809                 --            344,295
Change in unrealized
   appreciation (depreciation)
   during the year                             162,486             18,942                 --           (132,662)
                                        ----------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                $  (1,018,178)          $ 84,650       $    932,682          $ 380,395
                                        ============================================================================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 2001

                                                                       Seligman Series
                                                                       ---------------

                                           Communications                                Global           Small-Cap
                                           and Information            Frontier         Technology           Value
                                             Sub-Account            Sub-Account       Sub-Account*       Sub-Account*
                                         -----------------------------------------------------------------------------
Income:
Dividends and capital gain
    distributions                          $ 3,845,878              $  125,362         $  13,241          $   1,739
Expenses:
Mortality and expense risk                     263,821                  23,304               142              3,236
Administrative charges                          31,659                   2,796                17                388
                                         -----------------------------------------------------------------------------

Net Investment Income (Loss)                 3,550,398                  99,262            13,082             (1,885)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                  (8,233,178)               (221,968)           (2,890)            12,182
Change in unrealized appreciation
    (depreciation) during the year           5,003,711                 (94,878)           (6,756)            97,006
                                         -----------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                        $   320,931              $ (217,584)        $   3,436          $ 107,303
                                         =============================================================================

*For the period May 1, 2001 (commencement of operations) to December 31, 2001.

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 2001

                                                                    Alger American Series
                                                                    ---------------------

                                               Small               Alger                               Leveraged
                                          Capitalization          Growth             MidCap              AllCap
                                            Sub-Account         Sub-Account        Sub-Account        Sub-Account
                                        ------------------------------------------------------------------------------
Income:
Dividends and capital gain
    distributions                          $        842         $  1,689,455       $  3,799,654       $    286,642
Expenses:
Mortality and expense risk                       83,505              188,841            162,998            108,962
Administrative charges                           10,021               22,661             19,560             13,075
                                        ------------------------------------------------------------------------------

Net Investment Income (Loss)                    (92,684)           1,477,953          3,617,096            164,605
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                      148,894           (2,353,526)        (3,590,172)        (3,649,979)
Change in unrealized appreciation
    (depreciation) during the year
                                                177,141              242,653         (1,439,632)         1,282,864
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                        $    233,351         $   (632,920)      $ (1,412,708)      $  2,202,510
                                        ==============================================================================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 2001

                                                                            Dreyfus Series
                                                                            --------------

                                                         Growth               Socially                Capital
                                                       and Income            Responsible           Appreciation
                                                      Sub-Account            Sub-Account            Sub-Account
                                                 ---------------------------------------------------------------------
Income:
Dividends and capital gain distributions               $  124,960            $      3,557            $    22,396
Expenses:
Mortality and expense risk                                 78,096                  86,819                 35,181
Administrative charges                                      9,372                  10,418                  4,222
                                                ---------------------------------------------------------------------

Net Investment Income (Loss)                               37,492                 (93,680)               (17,007)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
   shares                                                (433,513)             (1,856,975)              (331,293)
Change in unrealized appreciation
   (depreciation) during the year                        (210,734)               (285,081)               (13,079)
                                                ---------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                          $ (606,755)           $ (2,235,736)           $  (361,379)
                                                =====================================================================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 2001

                                                       Montgomery Series
                                                       -----------------

                                                 Emerging           Variable Series
                                                 Markets                Growth
                                               Sub-Account            Sub-Account
                                          ---------------------------------------------
Income:
Dividends and capital gain
    distributions                               $       --              $   75,175
Expenses:
Mortality and expense risk                          17,115                   8,268
Administrative charges                               2,054                     992
                                          ---------------------------------------------

Net Investment Income (Loss)                       (19,169)                 65,915
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                        (335,566)               (172,038)
Change in unrealized appreciation
    (depreciation) during the year                 315,754                 (82,666)
                                          ---------------------------------------------
Net increase (decrease) in net assets
    from operations                             $  (38,981)             $ (188,789)
                                          =============================================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 2001

                                                      Berger Series
                                                      -------------

                                            Berger IPT           Small Company
                                          International              Growth
                                           Sub-Account            Sub-Account
                                       ---------------------------------------------
Income:
Dividends and capital gain
    distributions                           $   81,046             $    26,637
Expenses:
Mortality and expense risk                      17,503                  27,676
Administrative charges                           2,100                   3,321
                                       ---------------------------------------------

Net Investment Income (Loss)                    61,443                  (4,360)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                    (230,279)               (743,193)
Change in unrealized appreciation
    (depreciation) during the year            (183,433)                (71,117)
                                       ---------------------------------------------
Net increase (decrease) in net assets
    from operations                         $ (352,269)            $  (818,670)
                                       =============================================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 2001

                                                                    Goldman Sachs Series
                                                                    --------------------

                                                                  VIT CORE                VIT               VIT
                                                VIT                 (SM)                Global          Growth and
                                          Capital Growth         U.S. Equity            Income            Income
                                           Sub-Account*          Sub-Account*        Sub-Account*       Sub-Account*
                                        ------------------------------------------------------------------------------
Income:
Dividends and capital gain
    distributions                            $      880           $     810           $     940         $      262
Expenses:
Mortality and expense risk                          979                 638                  68                177
Administrative charges                              118                  77                   8                 21
                                        ------------------------------------------------------------------------------

Net Investment Income (Loss)                       (217)                 95                 864                 64
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                       (1,245)                953                  65               (432)
Change in unrealized appreciation
    (depreciation) during the year               (4,595)              3,776              (1,216)               624
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                          $   (6,057)          $   4,824           $    (287)        $      256
                                        ==============================================================================

*For the period May 1, 2001 (commencement of operations) to December 31, 2001.

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 2001

                                                                           ProFunds VP Series
                                                                           ------------------

                                             VP                                                       VP
                                            Money                VP                 VP            UltraSmall-             VP
                                           Market             Bull Plus          UltraOTC            Cap                 Bear
                                         Sub-Account*       Sub-Account*       Sub-Account*       Sub-Account*       Sub-Account*
                                      ---------------------------------------------------------------------------------------------
Income:
Dividends and capital gain
    distributions                        $  11,882            $       --        $     --            $       --         $      --
Expenses:
Mortality and expense risk                  52,902                11,028          10,753                19,865               218
Administrative charges                       6,348                 1,323           1,290                 2,384                26
                                      ---------------------------------------------------------------------------------------------

Net Investment Income (Loss)               (47,368)              (12,351)        (12,043)              (22,249)             (244)
Realized gains (losses) on
    investments:
Realized gain (loss) on sale of fund
    shares                                      --              (368,265)         95,412               999,554            21,407
Change in unrealized appreciation
    (depreciation) during the year              --               (12,860)        (28,379)                   (5)               --
                                      ---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                      $ (47,368)           $ (393,476)       $ 54,990            $  977,300         $  21,163
                                      =============================================================================================

*For the period August 31, 2001 (commencement of operations) to December 31,
 2001.

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                     STATEMENTS OF CHANGES IN NET ASSETS

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                            Fidelity Series
                                                                            ---------------

                                           Asset Manager                    Fidelity Growth                    High Income
                                            Sub-Account                       Sub-Account                      Sub-Account
                                  --------------------------------- -------------------------------- ------------------------------
                                         2001           2000               2001          2000             2001          2000
                                         ----           ----               ----          ----             ----          ----
Increase in net assets from
  operations:

Net investment income (loss)        $    700,016      $ 1,048,188       $ 1,190,758    $  2,146,830      $ 792,756       $ 455,232
Realized gains (losses)               (1,068,925)        (197,455)       (5,624,877)        534,384     (1,097,890)       (968,535)
Unrealized appreciation
  (depreciation) during
    the year                            (469,238)      (1,740,079)          601,377      (5,691,635)       238,323        (531,796)
                                  --------------------------------- -------------------------------- ------------------------------
Net increase (decrease) in
    net assets from operations          (838,147)        (889,346)       (3,832,742)     (3,010,421)       (66,811)     (1,045,099)
                                  --------------------------------- -------------------------------- ------------------------------

Contract transactions:

Payments received from
    contract owners                      614,158          992,350         1,090,688       4,595,298        131,461         558,067
Transfers between sub-
   accounts (including
   fixed account), net                  (336,647)       6,168,529           361,192        (188,955)    (3,827,955)       (625,816)
Transfers for contract
   benefits and terminations          (3,624,849)      (2,164,739)       (2,459,278)     (3,496,552)      (589,632)     (1,012,372)
                                  --------------------------------- -------------------------------- ------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                        (3,347,338)       4,996,140        (1,007,398)        909,791     (4,286,126)     (1,080,121)
                                  --------------------------------- -------------------------------- ------------------------------

Total increase (decrease)
   in net assets                      (4,185,485)       4,106,794        (4,840,140)     (2,100,630)    (4,352,937)     (2,125,220)

Net assets at beginning of
   period                             15,981,978       11,875,184        20,937,296      23,037,926      6,835,730       8,960,950
                                  --------------------------------- -------------------------------- ------------------------------

Net assets at end of period         $ 11,796,493      $15,981,978      $ 16,097,156     $20,937,296    $ 2,482,793     $ 6,835,730
                                  ================================= ================================ ==============================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                          Fidelity Series
                                                                          ---------------

                                              Overseas                       Index 500                       Contrafund
                                            Sub-Account                     Sub-Account                      Sub-Account
                                  --------------------------------- ------------------------------ --------------------------------
                                         2001           2000             2001          2000               2001          2000
                                         ----           ----             ----          ----               ----          ----
Increase in net assets from
  operations:

Net investment income (loss)       $    855,296     $    443,862    $    (26,145)    $     9,350      $   171,075     $   336,050
Realized gains (losses)              (1,719,766)        (632,778)       (923,517)       (242,093)      (1,351,739)        (95,908)
Unrealized appreciation
  (depreciation) during
    the year                            (64,300)        (506,221)         59,891      (1,035,425)         162,486        (927,109)
                                  --------------------------------- ------------------------------ --------------------------------
Net increase (decrease) in
    net assets from operations         (928,770)        (695,137)       (889,771)     (1,268,168)      (1,018,178)       (686,967)
                                  --------------------------------- ------------------------------ --------------------------------

Contract transactions:

Payments received from
    contract owners                     110,612        1,813,787         575,238       5,458,526          161,445       1,595,823
Transfers between sub-
   accounts (including
   fixed account), net                 (820,059)       1,595,606       1,230,415      (4,487,105)        (999,893)      5,477,870
Transfers for contract
   benefits and terminations           (785,543)      (1,889,604)     (1,523,298)     (4,783,001)        (819,339)       (959,324)
                                  --------------------------------- ------------------------------ --------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                       (1,494,990)       1,519,789         282,355      (3,811,580)      (1,657,787)      6,114,369
                                  --------------------------------- ------------------------------ --------------------------------

Total increase (decrease)
   in net assets                     (2,423,760)         824,652        (607,416)     (5,079,748)      (2,675,965)      5,427,402

Net assets at beginning of
   period                             5,803,531        4,978,879      13,920,026      18,999,774        8,542,399       3,114,997
                                  --------------------------------- ------------------------------ --------------------------------

Net assets at end of period        $  3,379,771     $  5,803,531    $ 13,312,610     $13,920,026      $ 5,866,434     $ 8,542,399
                                  ================================= ============================== ================================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                            Fidelity Series
                                                                            ---------------

                                               Growth                     Fidelity VIP Money                   Fidelity VIP II
                                           Opportunities                        Market                      Investment Grade Bond
                                            Sub-Account                      Sub-Account*                        Sub-Account*
                                  --------------------------------- -------------------------------- ------------------------------
                                         2001           2000               2001          2000               2001          2000
                                         ----           ----               ----          ----               ----          ----
Increase in net assets from
  operations:

Net investment income (loss)        $   (15,101)    $   166,178       $    932,682    $   798,988      $    168,762   $    (36,474)
Realized gains (losses)                  80,809        (382,684)               --              --           344,295        161,549
Unrealized appreciation
  (depreciation) during
    the year                             18,942         (95,728)               --              --          (132,662)       212,550
                                  --------------------------------- -------------------------------- ------------------------------
Net increase (decrease) in
    net assets from operations           84,650        (312,234)           932,682        798,988           380,395        337,625
                                  --------------------------------- -------------------------------- ------------------------------

Contract transactions:

Payments received from
    contract owners                      38,014         222,122          7,019,533      8,205,980           204,964        754,977
Transfers between sub-
   accounts (including
   fixed account), net                   98,706        (207,667)       (14,136,216)    41,021,990         1,648,295      3,923,051
Transfers for contract
   benefits and terminations           (228,190)       (307,606)        (6,058,219)    (4,565,892)         (699,403)      (680,985)
                                  --------------------------------- -------------------------------- ------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                          (91,470)       (293,151)       (13,174,902)    44,662,078         1,153,856      3,997,043
                                  --------------------------------- -------------------------------- ------------------------------

Total increase (decrease)
   in net assets                         (6,820)       (605,385)       (12,242,220)    45,461,066         1,534,251      4,334,668

Net assets at beginning of
   period                             1,172,795       1,778,180         45,461,066             --         4,334,668             --
                                  --------------------------------- -------------------------------- ------------------------------

Net assets at end of period         $ 1,165,975     $ 1,172,795       $ 33,218,846    $45,461,066      $  5,868,919   $  4,334,668
                                  =================================================================================================

*For the period May 1, 2000 (commencement of operations) to December 31, 2000.

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                             Seligman Series
                                                             ---------------

                                          Communications
                                          And Information                      Frontier
                                            Sub-Account                       Sub-Account
                                 ---------------------------------- --------------------------------
                                        2001            2000               2001          2000
                                        ----            ----               ----          ----
Increase in net assets from
  operations:

Net investment income (loss)        $   3,550,398   $  2,464,601      $     99,262    $   (37,669)
Realized gains (losses)                (8,233,178)       245,040          (221,968)       345,741
Unrealized appreciation
  (depreciation) during
    the year                            5,003,711    (15,102,289)          (94,878)      (493,262)
                                 ---------------------------------- --------------------------------
Net increase (decrease) in
    net assets from operations            320,931    (12,392,648)         (217,584)      (185,190)
                                 ---------------------------------- --------------------------------

Contract transactions:

Payments received from
    contract owners                     1,084,995      7,128,157            25,066        228,464
Transfers between sub-
   accounts (including
   fixed account), net                   (355,101)       289,808           (36,559)      (283,732)
Transfers for contract
   benefits and terminations           (1,909,164)    (2,319,623)         (225,136)      (226,299)
                                 ---------------------------------- --------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                         (1,179,270)     5,098,342          (236,629)      (281,567)
                                 ---------------------------------- --------------------------------

Total increase (decrease)
   in net assets                         (858,339)    (7,294,306)         (454,213)      (466,757)

Net assets at beginning of
   period                              21,131,438     28,425,744         2,269,861      2,736,618
                                 ---------------------------------- --------------------------------

Net assets at end of period         $  20,273,099   $ 21,131,438      $  1,815,648    $ 2,269,861
                                 ================================== ================================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                             Seligman Series
                                                             ---------------

                                         Global Technology                  Small-Cap Value
                                            Sub-Account*                     Sub-Account*
                                  --------------------------------- -------------------------------
                                         2001           2000               2001          2000
                                         ----           ----               ----          ----
Increase in net assets from
  operations:

Net investment income (loss)       $      13,082           $ --     $       (1,885)         $  --
Realized gains (losses)                   (2,890)                           12,182             --
Unrealized appreciation
  (depreciation) during
    the year                              (6,756)            --             97,006             --
                                  --------------------------------- -------------------------------
Net increase (decrease) in
    net assets from operations             3,436             --            107,303             --
                                  --------------------------------- -------------------------------

Contract transactions:

Payments received from
    contract owners                          273             --             51,552             --
Transfers between sub-
   accounts (including
   fixed account), net                    72,175             --            745,062             --
Transfers for contract
   benefits and terminations                 (74)            --             (7,563)            --
                                  --------------------------------- -------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                            72,374             --            789,051             --
                                  --------------------------------- -------------------------------

Total increase (decrease)
   in net assets                          75,810             --            896,354             --

Net assets at beginning of
   period                                     --             --                 --             --
                                  --------------------------------- -------------------------------

Net assets at end of period        $      75,810           $ --     $      896,354          $  --
                                  ================================= ===============================

*For the period May 1, 2001 (commencement of operations) to December 31, 2001.

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          Alger American Series
                                                          ---------------------

                                       Small Capitalization                  Alger Growth
                                            Sub-Account                       Sub-Account
                                   --------------------------------   ------------------------------
                                        2001            2000               2001          2000
                                        ----            ----               ----          ----
Increase in net assets from
  operations:

Net investment income (loss)       $    (92,684)    $   889,298        $  1,477,953   $  1,564,021
Realized gains (losses)                 148,894       1,364,282          (2,353,526)    (2,467,703)
Unrealized appreciation
  (depreciation) during
    the year                            177,141        (600,680)            242,653     (1,541,520)
                                   --------------------------------   ------------------------------
Net increase (decrease) in
    net assets from operations          233,351       1,652,900            (632,920)    (2,445,202)
                                   --------------------------------   ------------------------------

Contract transactions:

Payments received from
    contract owners                   1,722,689       1,213,139             970,557      2,702,711
Transfers between sub-
   accounts (including
   fixed account), net               (1,616,132)     (3,689,191)            545,151     (9,471,807)
Transfers for contract
   benefits and terminations         (1,316,984)       (825,714)         (1,422,649)    (1,004,557)
                                   --------------------------------   ------------------------------
Net increase (decrease) in
   net assets from contract
   transactions                      (1,210,427)     (3,301,766)             93,059     (7,773,653)
                                   --------------------------------   ------------------------------

Total increase (decrease)
   in net assets                       (977,076)     (1,648,866)           (539,861)   (10,218,855)

Net assets at beginning of
   period                             2,316,153       3,965,019          12,505,811     22,724,666
                                   --------------------------------   ------------------------------

Net assets at end of period        $  1,339,077     $ 2,316,153        $ 11,965,950   $ 12,505,811
                                   ================================   ==============================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          Alger American Series
                                                          ---------------------

                                               MidCap                       Leveraged AllCap
                                            Sub-Account                       Sub-Account
                                   --------------------------------  --------------------------------
                                         2001           2000               2001           2000
                                         ----           ----               ----           ----
Increase in net assets from
  operations:

Net investment income (loss)        $  3,617,096    $ 1,008,095       $    164,605     $  1,215,519
Realized gains (losses)               (3,590,172)     2,675,345         (3,649,979)         279,962
Unrealized appreciation
  (depreciation) during
    the year                          (1,439,632)      (539,154)         1,282,864       (5,898,551)
                                   --------------------------------  --------------------------------
Net increase (decrease) in
    net assets from operations        (1,412,708)     3,144,286         (2,202,510)      (4,403,070)
                                   --------------------------------  --------------------------------

Contract transactions:

Payments received from
    contract owners                      780,353      1,658,742            684,157        4,603,201
Transfers between sub-
   accounts (including
   fixed account), net                 2,030,811      3,990,410         (2,826,875)       1,982,903
Transfers for contract
   benefits and terminations          (1,426,911)    (1,702,630)          (884,783)      (1,355,980)
                                   --------------------------------  --------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                         1,384,253      3,946,522         (3,027,501)       5,230,124
                                   --------------------------------  --------------------------------

Total increase (decrease)
   in net assets                         (28,455)     7,090,808         (5,230,011)         827,054

Net assets at beginning of
period                                 9,988,144      2,897,336         12,726,482       11,899,428
                                   --------------------------------  --------------------------------

Net assets at end of period         $  9,959,689    $ 9,988,144       $  7,496,471     $ 12,726,482
                                   ================================  ================================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                  Dreyfus Series
                                                                  ==============

                                     Growth and Income          Socially Responsible         Capital Appreciation
                                        Sub-Account                 Sub-Account                  Sub-Account
                               ---------------------------- ---------------------------- ---------------------------
                                      2001       2000             2001        2000             2001        2000
                                      ----       ----             ----        ----             ----        ----
Increase in net assets from
  operations:

Net investment income (loss)    $    37,492   $   163,346    $   (93,680)  $   (60,187)   $   (17,007)  $    8,681
Realized gains (losses)            (433,513)      305,671     (1,856,975)      202,005       (331,293)     238,150
Unrealized appreciation
  (depreciation) during
  the year                         (210,734)     (819,845)      (285,081)   (1,321,744)       (13,079)    (310,615)
                               ---------------------------- ---------------------------- ---------------------------
Net increase (decrease) in
  net assets from operations       (606,755)     (350,828)    (2,235,736)   (1,179,926)      (361,379)     (63,784)
                               ---------------------------- ---------------------------- ---------------------------

Contract transactions:

Payments received from
  contract owners                   395,607       776,782        212,970     2,757,640        164,148      480,026
Transfers between sub-
  accounts (including
  fixed account), net               491,646    (1,072,354)    (1,645,626)     (215,278)       151,621     (616,242)
Transfers for contract
  benefits and terminations        (669,121)     (807,977)      (611,843)     (742,912)      (276,880)    (228,590)
                               ---------------------------- ---------------------------- ---------------------------
Net increase (decrease) in
  net assets from contract
  transactions                      218,132    (1,103,549)    (2,044,499)    1,799,450         38,889     (364,806)
                               ---------------------------- ---------------------------- ---------------------------

Total increase (decrease)
  in net assets                    (388,623)   (1,454,377)    (4,280,235)      619,524       (322,490)    (428,590)

Net assets at beginning of
  period                          5,963,932     7,418,309      8,713,490     8,093,966      2,917,635    3,346,225
                               ---------------------------- ---------------------------- ---------------------------

Net assets at end of period     $ 5,575,309   $ 5,963,932    $ 4,433,255   $ 8,713,490    $ 2,595,145   $2,917,635
                               ============================ ============================ ===========================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 Montgomery Series
                                                 =================

                                     Emerging Markets         Variable Series Growth
                                       Sub-Account                  Sub-Account
                               ---------------------------- --------------------------
                                     2001        2000             2001       2000
                                     ----        ----             ----       ----
Increase in net assets from
  operations:

Net investment income (loss)    $   (19,169)  $   (25,333)   $   65,915  $    62,337
Realized gains (losses)            (335,566)      (54,037)     (172,038)      41,059
Unrealized appreciation
  (depreciation) during
  the year                          315,754      (562,460)      (82,666)    (221,837)
                               ---------------------------- --------------------------
Net increase (decrease) in
  net assets from operations        (38,981)     (641,830)     (188,789)    (118,441)
                               ---------------------------- --------------------------

Contract transactions:

Payments received from
  contract owners                    50,740       331,102        10,583       61,507
Transfers between sub-
  accounts (including
  fixed account), net              (237,218)      477,771      (201,828)     190,449
Transfers for contract
  benefits and terminations        (131,679)     (242,315)      (78,097)     (51,450)
                               ---------------------------- --------------------------
Net increase (decrease) in
  net assets from contract
  transactions                     (318,157)      566,558      (269,342)     200,506
                               ---------------------------- --------------------------

Total increase (decrease)
  in net assets                    (357,138)      (75,272)     (458,131)      82,065

Net assets at beginning of
  period                          1,417,496     1,492,768     1,031,134      949,069
                               ---------------------------- --------------------------

Net assets at end of period     $ 1,060,358   $ 1,417,496    $  573,003  $ 1,031,134
                               ============================ ==========================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                      Berger Series
                                                      =============

                                 Berger IPT International       Small Company Growth
                                       Sub-Account                   Sub-Account
                               ---------------------------- ----------------------------
                                     2001        2000              2001       2000
                                     ----        ----              ----       ----
Increase in net assets from
  operations:

Net investment income (loss)    $     61,443  $   (22,346)   $    (4,360)  $     6,149
Realized gains (losses)             (230,279)     226,389       (743,193)      157,948
Unrealized appreciation
  (depreciation) during
  the year                          (183,433)    (428,929)       (71,117)     (640,927)
                               ---------------------------- ----------------------------
Net increase (decrease) in
  net assets from operations        (352,269)    (224,886)      (818,670)     (476,830)
                               ---------------------------- ----------------------------

Contract transactions:

Payments received from
  contract owners                     39,531      195,189        190,043       793,305
Transfers between sub-
  accounts (including
  fixed account), net                 44,487       50,815        765,470     1,497,672
Transfers for contract
  benefits and terminations         (372,814)    (334,142)      (320,224)     (389,667)
                               ---------------------------- ----------------------------
Net increase (decrease) in
  net assets from contract
  transactions                      (288,796)     (88,138)       635,289     1,901,310
                               ---------------------------- ----------------------------

Total increase (decrease)
  in net assets                     (641,065)    (313,024)      (183,381)    1,424,480

Net assets at beginning of
  period                           1,659,921    1,972,945      2,798,738     1,374,258
                               ---------------------------- ----------------------------

Net assets at end of period     $  1,018,856  $ 1,659,921    $ 2,615,357   $ 2,798,738
                               ============================ ============================

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                  Goldman Sachs Series
                                                  ====================

                                                                  VIT CORE (SM)
                                    VIT Capital Growth             U.S. Equity
                                       Sub-Account*               Sub-Account*
                               ---------------------------- --------------------------
                                     2001        2000            2001        2000
                                     ----        ----            ----        ----
Increase in net assets from
  operations:

Net investment income (loss)    $     (217)          $  -    $      95          $  -
Realized gains (losses)             (1,245)             -          953             -
Unrealized appreciation
  (depreciation) during
  the year                          (4,595)             -        3,776             -
                               ---------------------------- --------------------------
Net increase (decrease) in
  net assets from operations        (6,057)             -        4,824             -
                               ---------------------------- --------------------------

Contract transactions:

Payments received from
  contract owners                   12,189              -       20,890             -
Transfers between sub-
  accounts (including
  fixed account), net              169,823              -      156,913             -
Transfers for contract
  benefits and terminations           (318)             -       (3,930)            -
                               ---------------------------- --------------------------
Net increase (decrease) in
  net assets from contract
  transactions                     181,694              -      173,873             -
                               ---------------------------- --------------------------

Total increase (decrease)                               -
  in net assets                    175,637                     178,697             -

Net assets at beginning of
  period                                 -              -            -             -
                               ---------------------------- --------------------------

Net assets at end of period     $  175,637           $  -    $ 178,697          $  -
                               ============================ ==========================

*For the period May 1, 2001 (commencement of operations) to December 31, 2001.

       See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                  Goldman Sachs Series
                                                  ====================

                                     VIT Global Income        VIT Growth and Income
                                       Sub-Account*               Sub-Account*
                               ---------------------------- --------------------------
                                     2001        2000           2001         2000
                                     ----        ----           ----         ----
Increase in net assets from
  operations:

Net investment income (loss)    $      864           $  -    $      64          $  -
Realized gains (losses)                 65              -         (432)            -
Unrealized appreciation
  (depreciation) during
  the year                          (1,216)             -          624             -
                               ---------------------------- --------------------------
Net increase (decrease) in
  net assets from operations          (287)             -          256             -
                               ---------------------------- --------------------------

Contract transactions:

Payments received from
  contract owners                    1,573              -       24,095             -
Transfers between sub-
  accounts (including
  fixed account), net               24,785              -       40,758             -
Transfers for contract
  benefits and terminations           (185)             -            -             -
                               ---------------------------- --------------------------
Net increase (decrease) in
  net assets from contract
  transactions                      26,173              -       64,853             -
                               ---------------------------- --------------------------

Total increase (decrease)
  in net assets                     25,886              -       65,109             -

Net assets at beginning of
  period                                 -              -            -             -
                               ---------------------------- --------------------------

Net assets at end of period     $   25,886           $  -    $  65,109          $  -
                               ============================ ==========================

*For the period May 1, 2001 (commencement of operations) to December 31, 2001.

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                ProFunds VP Series
                                                                ==================

                                     VP Money Market               VP Bull Plus                VP UltraOTC
                                      Sub-Account*                 Sub-Account*                Sub-Account*
                               ---------------------------- -------------------------- ---------------------------
                                     2001        2000            2001        2000           2001         2000
                                     ----        ----            ----        ----           ----         ----
Increase in net assets from
  operations:

Net investment income (loss)    $    (47,368)        $  -    $   (12,351)       $  -    $  (12,043)         $  -
Realized gains (losses)                    -            -       (368,265)          -        95,412             -
Unrealized appreciation
  (depreciation) during
  the year                                 -            -        (12,860)          -       (28,379)            -
                               ---------------------------- -------------------------- ---------------------------
Net increase (decrease) in
  net assets from operations         (47,368)           -       (393,476)          -        54,990             -
                               ---------------------------- -------------------------- ---------------------------

Contract transactions:

Payments received from
  contract owners                 39,368,839            -              -           -         2,396             -
Transfers between sub-
  accounts (including
  fixed account), net             21,749,129            -      3,340,287           -       919,736             -
Transfers for contract
  benefits and terminations         (114,982)                    (15,535)          -           (28)            -
                               ---------------------------- -------------------------- ---------------------------
Net increase (decrease) in
  net assets from contract
  transactions                    61,002,986            -      3,324,752           -       922,104             -
                               ---------------------------- -------------------------- ---------------------------

Total increase (decrease)
  in net assets                   60,955,618            -      2,931,276           -       977,094             -

Net assets at beginning of
  period                                   -            -              -           -             -             -
                               ---------------------------- -------------------------- ---------------------------

Net assets at end of period     $ 60,955,618         $  -    $ 2,931,276        $  -    $  977,094          $  -
                               ============================ ========================== ===========================

*For the period August 31, 2001 (commencement of operations) to December 31,
2001.

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    ProFunds VP Series
                                                    ==================

                                     VP UltraSmall-Cap                VP Bear
                                       Sub-Account*                 Sub-Account*
                               ---------------------------- --------------------------
                                    2001          2000            2001       2000
                                    ----          ----            ----       ----
Increase in net assets from
  operations:

Net investment income (loss)    $ (22,249)           $  -    $   (244)          $  -
Realized gains (losses)           999,554               -      21,407              -
Unrealized appreciation
  (depreciation) during
  the year                             (5)              -           -              -
                               ---------------------------- --------------------------
Net increase (decrease) in
  net assets from operations      977,300               -      21,163              -
                               ---------------------------- --------------------------

Contract transactions:

Payments received from
  contract owners                  20,152               -          44              -
Transfers between sub-
  accounts (including
  fixed account), net            (997,425)              -     (21,207)             -
Transfers for contract
  benefits and terminations           (27)                          -
                               ---------------------------- --------------------------
Net increase (decrease) in
  net assets from contract
  transactions                   (977,300)              -     (21,163)             -
                               ---------------------------- --------------------------

Total increase (decrease)
  in net assets                         -               -           -              -

Net assets at beginning of
  period                                -               -           -              -
                               ---------------------------- --------------------------

Net assets at end of period     $       -            $  -    $      -           $  -
                               ============================ ==========================

*For the period August 31, 2001 (commencement of operations) to December 31,
2001.

See accompanying Notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2001

1. ORGANIZATION

Canada Life of America Variable Annuity Account 1 ("Variable Annuity Account 1") was established on July 22, 1988 as a separate investment account of Canada Life Insurance Company of America ("CLICA") to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 1 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 1 are invested in the following diversified open-end management investment companies: Fidelity Investments Variable Insurance Products Fund ("Fidelity"), Seligman Portfolios, Inc. ("Seligman"), Alger American Fund ("Alger American"), Montgomery Funds
III ("Montgomery") and Goldman Sachs VIT Capital Growth, VIT Core (SM) U.S. Equity and VIT Growth and Income funds ("Goldman Sachs"). Additionally, assets are invested in Dreyfus Variable Investment Fund ("Dreyfus"), an open-ended, non-diversified, management investment company, Berger Institutional Products Trust ("Berger"), Goldman Sachs VIT Global Income Fund ("Goldman Sachs") and ProFunds VP. Variable Annuity Account 1 commenced operations on December 4, 1989. Prior to April 28, 2000 assets of Variable Annuity Account 1 were also invested in Canada Life of America Series Fund (CLASF), a diversified open-end management investment company.

The assets of Variable Annuity Account 1 are the property of CLICA. The portion of Variable Annuity Account 1 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments in shares of Fidelity, Seligman, Alger American, Montgomery, Dreyfus, Berger, Goldman Sachs and ProFunds VP are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions are recorded on the ex-dividend date and reflect the dividends declared by Fidelity, Seligman, Alger American, Montgomery, Dreyfus, Berger, Goldman Sachs and ProFunds VP from their accumulated net investment income and net realized investment gains. Dividends in the Fidelity VIP and ProFunds VP Money Market sub-accounts are declared daily and paid quarterly and monthly respectively. Dividends in all other sub-accounts are declared and paid annually. Dividends and capital gain distributions paid to Variable Annuity Account 1 are reinvested in additional shares of the respective sub-accounts at the net asset value per share.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 2001

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

Variable Annuity Account 1 is not taxed separately because the operations of Variable Annuity Account 1 will be included in the Federal income tax return of CLICA, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

OTHER

The Company has no contracts in payout (annuitization) period.

There are no amounts retained in Variable Annuity Account 1 by CLICA to protect against adverse mortality.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

RECLASSIFICATION

Certain amounts reported in realized gains (losses), unrealized appreciation (depreciation) during the year, and net increase (decrease) in net assets from contract transactions included in the 2000 statements of changes in net assets for the Fidelity Growth, Fidelity Overseas, Fidelity Index 500, Alger Small Capitalization and Alger MidCap sub-accounts have been reclassified. The reclassifications had no effect on the December 31, 2000 net assets, unit value, units outstanding or total return.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 2001
3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:
                                                Purchases           Sales
                                           ------------------------------------
Fidelity Series
---------------
Asset Manager                               $     6,579,720   $    10,291,008
Fidelity Growth                                 200,649,687       206,789,552
High Income                                      17,702,728        22,298,015
Overseas                                        108,140,070       112,568,060
Index 500                                       234,656,259       235,814,892
Contrafund                                      183,815,857       186,645,146
Growth Opportunities                            155,081,008       155,785,283
Fidelity VIP Money Market                     3,218,304,354     3,210,584,488
Fidelity VIP II Investment Grade Bond            23,253,135        21,586,160
Seligman Series
---------------
Communications and Information                   34,445,019        40,307,854
Frontier                                          5,465,155         5,824,477
Global Technology                                   145,046            62,480
Small-Cap Value                                   1,959,165         1,159,817
Alger American Series
---------------------
Small Capitalization                            810,209,472       811,363,949
Alger Growth                                    631,793,672       632,578,430
MidCap                                          606,806,070       605,394,887
Leveraged AllCap                                 10,825,453        17,338,303
Dreyfus Series
--------------
Growth and Income                                 8,584,008         8,756,721
Socially Responsible                             11,622,975        15,613,326
Capital Appreciation                              6,240,644         6,549,775
Montgomery Series
-----------------
Emerging Markets                                 17,095,893        17,376,738
Variable Series Growth                              659,964         1,035,305
Berger Series
-------------
Berger IPT International                          3,417,865         3,875,236
Small Company Growth                              3,428,610         3,538,935
Goldman Sachs Series
--------------------
VIT Capital Growth                                  232,896            52,664
VIT CORE (SM) U.S. Equity                           326,540           151,618
VIT Global Income                                    35,007             7,905
VIT Growth and Income                                99,361            34,875
ProFunds VP Series
------------------
VP Money Market                               1,135,055,899     1,074,082,006
VP Bull Plus                                    192,907,619       189,963,217
VP UltraOTC                                     162,914,183       161,909,681
VP UltraSmall-Cap                               240,052,698       240,051,931
VP Bear                                           3,396,962         3,396,899
                                           ------------------------------------
                                            $ 8,035,902,994   $ 8,002,789,633
                                           ====================================

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 2001

4. EXPENSES AND RELATED PARTY TRANSACTIONS

CLICA assumes mortality and expense risks related to the operations of Variable Annuity Account 1 and deducts a daily charge from the net asset value of each sub-account equal to an effective annual rate of 1.25% for Class A and Class B. In addition, an effective annual rate of 0.15% of each sub-account is deducted as daily administration fees for Class B. Variable Annuity Account 1 also deducts an annual maintenance charge of $30 for each contract. The maintenance charge, which is recorded as transfers for contract benefits and terminations in the accompanying statements of changes in net assets, is waived on certain contracts.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 2001

5. CHANGES FROM UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2001 and 2000 were as follows:

                                                           Fidelity Series
                                                           ---------------

                               Asset Manager              Fidelity Growth               High Income
                                Sub-Account                 Sub-Account                 Sub-Account
                         ------------------------------------------------------------------------------------
                              2001         2000          2001          2000          2001          2000
                              ----         ----          ----          ----          ----          ----
Units Issued                 209,216      527,286      3,283,003     1,709,777      658,421       556,203
Units Redeemed              (331,307)    (363,557)    (3,298,467)   (1,699,749)    (803,630)     (556,683)
                         ------------------------------------------------------------------------------------

Net Increase (Decrease)     (122,091)     163,729        (15,464)       10,028     (145,209)         (480)
                         ====================================================================================

                                 Overseas                       Index                   Contrafund
                                Sub-Account                500 Sub-Account              Sub-Account
                         ------------------------------------------------------------------------------------
                             2001         2000           2001          2000         2001          2000
                             ----         ----           ----          ----         ----          ----
Units Issued               4,689,727    3,542,499      1,473,520     3,251,302    7,318,094       404,736
Units Redeemed            (4,747,025)  (3,470,483)    (1,464,767)   (3,269,979)  (7,378,493)     (210,780)
                         ------------------------------------------------------------------------------------

Net Increase (Decrease)      (57,298)      72,016          8,753       (18,677)     (60,399)      193,956
                         ====================================================================================

                                  Growth                                         Fidelity VIP II Investment
                               Opportunities         Fidelity VIP Money Market           Grade Bond
                                Sub-Account                  Sub-Account                Sub-Account
                         ------------------------------------------------------------------------------------
                             2001         2000           2001          2000         2001          2000
                             ----         ----           ----          ----         ----          ----
Units Issued               8,683,479    7,436,375    221,110,729   103,035,421    1,158,704    42,138,910
Units Redeemed            (8,673,103)  (7,450,302)  (222,038,771)  (99,825,767)  (1,096,282)  (41,905,945)
                         ------------------------------------------------------------------------------------

Net Increase (Decrease)       10,376      (13,927)      (928,042)    3,209,654       62,422       232,965
                         ====================================================================================

                                              Seligman Series
                                              ---------------

                              Communications
                              And Information                 Frontier                Global Technology
                                Sub-Account                  Sub-Account                 Sub-Account
                         ------------------------------------------------------------------------------------
                             2001         2000            2001         2000           2001         2000
                             ----         ----            ----         ----           ----         ----
Units Issued               1,038,059    1,730,422        312,957     1,163,385        9,110           -
Units Redeemed            (1,094,466)  (1,616,710)      (328,637)   (1,163,484)      (4,343)          -
                         ------------------------------------------------------------------------------------

Net Increase (Decrease)      (56,407)     113,712        (15,680)          (99)       4,767           -
                         ====================================================================================

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 2001

5. CHANGES FROM UNITS OUTSTANDING (CONTINUED)

                                Seligman Series                       Alger American Series
                                ---------------                       ---------------------
                                Small-Cap Value         Small Capitalization          Alger Growth
                                  Sub-Account               Sub-Account               Sub-Account
                         ----------------------------------------------------------------------------------
                               2001          2000        2001          2000        2001          2000
                               ----          ----        ----          ----        ----          ----
Units Issued                  169,248           -      21,454,240    7,466,379    9,866,866    7,250,366
Units Redeemed               (100,020)          -     (21,461,710)  (7,476,596)  (9,848,990)  (7,344,028)
                         ----------------------------------------------------------------------------------

Net Increase (Decrease)        69,228           -          (7,470)     (10,217)      17,876      (93,662)
                         ==================================================================================

                                    Alger American Series (continued)
                                    ---------------------------------
                                   MidCap                   Leveraged AllCap
                                 Sub-Account                  Sub-Account
                         --------------------------------------------------------
                              2001          2000           2001         2000
                              ----          ----           ----         ----
Units Issued               15,036,107    15,452,280       262,795      849,141
Units Redeemed            (15,016,955)  (15,292,422)     (343,747)    (763,286)
                         --------------------------------------------------------

Net Increase (Decrease)        19,152       159,858       (80,952)      85,855
                         ========================================================

                                                Dreyfus Series
                                                --------------
                                Growth & Income           Socially Responsible      Capital Appreciation
                                  Sub-Account                 Sub-Account               Sub-Account
                         ----------------------------------------------------------------------------------
                               2001          2000          2001         2000         2001         2000
                               ----          ----          ----         ----         ----         ----
Units Issued                  281,818       215,104       346,527      439,827      175,295      188,762
Units Redeemed               (280,490)     (249,621)     (421,734)    (398,106)    (175,686)    (198,153)
                         ----------------------------------------------------------------------------------

Net Increase (Decrease)         1,328       (34,517)      (75,207)      41,721         (391)      (9,391)
                         ==================================================================================

                                             Montgomery Series
                                             -----------------
                                Emerging Markets        Variable Series Growth
                                  Sub-Account                 Sub-Account
                         --------------------------------------------------------
                              2001          2000           2001         2000
                              ----          ----           ----         ----
Units Issued                2,851,257       358,814        32,218       64,507
Units Redeemed             (2,887,143)     (308,705)      (49,351)     (54,183)
                         --------------------------------------------------------

Net Increase (Decrease)       (35,886)       50,109       (17,133)      10,324
                         ========================================================

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          DECEMBER 31, 2001

5. CHANGES FROM UNITS OUTSTANDING (CONTINUED)

                                                         Berger Series
                                                         -------------
                                    Berger IPT International            Small Company Growth
                                           Sub-Account                       Sub-Account
                                 -------------------------------------------------------------------
                                       2001             2000            2001               2000
                                       ----             ----            ----               ----
Units Issued                          301,527          347,356         236,862            215,025
Units Redeemed                       (330,061)        (354,216)       (179,187)          (140,686)
                                 -------------------------------------------------------------------

Net Increase (Decrease)               (28,534)          (6,860)         57,675             74,339
                                 ===================================================================

                                                                         Goldman Sachs Series
                                                                         --------------------
                                                                            VIT CORE (SM)
                                       VIT Capital Growth                    U.S. Equity                     VIT Global Income
                                           Sub-Account                       Sub-Account                        Sub-Account
                                 --------------------------------------------------------------------------------------------------
                                       2001             2000           2001              2000            2001              2000
                                       ----             ----           ----              ----            ----              ----
Units Issued                           20,951               -          27,607                -           2,993                 -
Units Redeemed                         (4,659)              -         (10,984)               -            (790)                -
                                 --------------------------------------------------------------------------------------------------
                                                                                                                               -
Net Increase (Decrease)                16,292               -          16,623                -           2,233
                                 ==================================================================================================

                                      VIT Growth and Income
                                           Sub-Account
                                 --------------------------------
                                       2001              2000
                                       ----              ----
Units Issued                          10,790                 -
Units Redeemed                        (3,625)                -
                                 --------------------------------

Net Increase (Decrease)                7,165                 -
                                 ================================

                                                                          ProFunds VP Series
                                                                          ------------------
                                         VP Money Market                    VP Bull Plus                        VP UltraOTC
                                           Sub-Account                       Sub-Account                        Sub-Account
                                 --------------------------------------------------------------------------------------------------
                                         2001            2000            2001            2000              2001            2000
                                         ----            ----            ----            ----              ----            ----
Units Issued                        1,166,728,073            -         8,675,709             -           27,099,736            -
Units Redeemed                     (1,105,653,347)           -       (8,544,872)             -         (26,931,759)            -
                                 --------------------------------------------------------------------------------------------------

Net Increase (Decrease)                61,074,726             -          130,837             -              167,977            -
                                 ==================================================================================================

                                        VP UltraSmall-Cap                      VP Bear
                                           Sub-Account                       Sub-Account
                                 -------------------------------------------------------------------
                                       2001            2000             2001             2000
                                        ----           ----             ----             ----
Units Issued                           9,856,053            -         97,301                 -
Units Redeemed                       (9,856,053)            -        (97,301)                -
                                 -------------------------------------------------------------------

Net Increase (Decrease)                       -             -              -                 -
                                 ===================================================================

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          DECEMBER 31, 2001

6. UNIT VALUES

A summary of units outstanding and unit values for variable annuity contracts and the expense ratios, excluding expenses of the underlying sub-accounts, for each of the latest five years is as follows:

                                                            Class A

                                                           Net Assets                 Expenses as a % of
                                               ------------------------------------
                                 Units                                                       Daily                Total
                              Outstanding         Unit Value           (000s)          Net Asset Values           Return
                              -----------         ----------           ------          ----------------           ------
Fidelity Series
Asset Manager
-------------
2001                             157,118          $   27.38          $  4,302                1.25%                -5.26%
2000                             250,498              28.90             7,239                1.25%                -5.12%
1999                              98,423              30.46             2,998                1.25%                 9.73%
1998                             109,284              27.76             3,034                1.25%                13.58%
1997                             118,344              24.44             2,892                1.25%                19.16%

Fidelity Growth
---------------
2001                              38,055          $   59.03          $  2,246                1.25%               -18.68%
2000                              49,677              72.59             3,606                1.25%               -12.08%
1999                              53,588              82.56             4,424                1.25%                35.72%
1998                              75,743              60.83             4,607                1.25%                37.78%
1997                              86,116              44.15             3,802                1.25%                21.93%

High Income
-----------
2001                              12,687          $   24.45          $    310                1.25%               -12.83%
2000                              16,828              28.05               472                1.25%               -23.42%
1999                              21,768              36.63               797                1.25%                 6.79%
1998                              47,931              34.30             1,644                1.25%                -5.51%
1997                              72,183              36.30             2,620                1.25%                16.20%

Overseas
--------
2001                              31,033          $   20.16          $    626                1.25%               -22.16%
2000                              37,297              25.90               966                1.25%               -20.11%
1999                              29,748              32.42               964                1.25%                40.90%
1998                              27,575              23.01               635                1.25%                11.32%
1997                              38,444              20.67               795                1.25%                10.18%

Index 500
---------
2001                              12,060          $  144.64          $  1,744                1.25%               -13.20%
2000                              13,587             166.63             2,264                1.25%               -10.42%
1999                              15,727             186.02             2,926                1.25%                19.01%
1998                              18,155             156.30             2,838                1.25%                26.73%
1997                              13,898             123.33             1,714                1.25%                31.05%

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          DECEMBER 31, 2001

6. UNIT VALUES (CONTINUED)

                                                        Class A

                                                           Net Assets               Expenses as a % of
                                               ------------------------------------
                                 Units                                                       Daily                Total
                              Outstanding         Unit Value           (000s)          Net Asset Values           Return
                              -----------         ----------           ------          ----------------           ------
Fidelity Series (continued)
Contrafund /(1)/
----------
2001                              84,293          $   25.47          $  2,147                1.25%               -13.34%
2000                             110,904              29.39             3,259                1.25%                -7.78%
1999                              22,376              31.87               713                1.25%                22.72%
1998                               7,436              25.97               193                1.25%                14.18%

Growth Opportunities /(2)/
--------------------
2001                                 891          $   17.19          $     15                1.25%               -15.49%
2000                               2,151              20.34                44                1.25%               -18.12%
1999                               7,514              24.84               187                1.25%                 2.99%
1998                               8,231              24.12               199                1.25%                13.43%

Fidelity VIP Money Market
-------------------------
2001                             257,278          $   14.71          $  3,785                1.25%                 2.94%
2000                             238,383              14.29             3,406                1.25%                 4.69%
1999                             360,586              13.65             4,922                1.25%                 3.10%
1998                              70,332              13.24               931                1.25%                 3.52%
1997                              42,320              12.79               541                1.25%                 3.65%

Fidelity VIP II Investment
--------------------------
   Grade Bond
   ----------
2001                              54,912          $   19.99          $  1,098                1.25%                 7.13%
2000                              64,579              18.66             1,205                1.25%                10.41%
1999                              76,238              16.90             1,288                1.25%                -5.00%
1998                              67,148              17.79             1,195                1.25%                 7.62%
1997                              74,126              16.53             1,225                1.25%                 6.78%

Seligman Series
Communications and
------------------
 Information
 -----------
2001                              41,871          $   29.94          $  1,254                1.25%                 4.03%
2000                              56,917              28.78             1,638                1.25%               -36.98%
1999                              67,205              45.67             3,069                1.25%                83.49%
1998                              70,044              24.89             1,743                1.25%                34.83%
1997                              82,090              18.46             1,515                1.25%                20.65%

/(1)/ Contrafund commenced operations on May 1, 1998. 1998 results not annualized.
/(2)/ Growth Opportunities commenced operations on May 1, 1998. 1998 results not annualized.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          DECEMBER 31, 2001

6. UNIT VALUES (CONTINUED)

                                                        Class A

                                                           Net Assets               Expenses as a % of
                                               ------------------------------------
                                Units                                                       Daily                Total
                              Outstanding         Unit Value           (000s)          Net Asset Values           Return
-                             -----------         ----------           ------          ----------------           ------
Seligman Series (continued)
Frontier
--------
2001                             16,965           $ 16.64            $   282                 1.25%                -8.52%
2000                             18,514             18.19                337                 1.25%               -16.86%
1999                             21,392             21.88                468                 1.25%                15.16%
1998                             28,517             19.00                542                 1.25%                -2.71%
1997                             70,480             19.53              1,376                 1.25%                14.88%

Small-Cap Value /(3)/
---------------
2001                              8,806           $ 12.96            $   114                 1.25%                29.60%

Alger American Series
Small Capitalization
--------------------
2001                              6,876           $ 36.89            $   254                 1.25%               -30.40%
2000                              8,147             53.00                432                 1.25%               -28.10%
1999                              7,663             73.71                565                 1.25%                41.64%
1998                              7,057             52.04                367                 1.25%                14.10%
1997                              7,968             45.61                363                 1.25%                10.01%

Alger Growth
------------
2001                              9,762           $ 62.39            $   609                 1.25%               -12.91%
2000                             12,036             71.64                862                 1.25%               -15.83%
1999                             15,529             85.11              1,322                 1.25%                32.08%
1998                             17,992             64.44              1,159                 1.25%                46.26%
1997                             10,080             44.06                444                 1.25%                24.18%

/(3)/ Small-Cap Value commenced operations on May 1, 2001. 2001 results not annualized.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          DECEMBER 31, 2001

6. UNIT VALUES (CONTINUED)

                                                        Class A

                                                           Net Assets               Expenses as a % of
                                               ------------------------------------
                                 Units                                                       Daily                Total
                              Outstanding          Unit Value          (000s)          Net Asset Values           Return
                              -----------          ----------          ------          ----------------           ------
Alger American Series
(continued)
MidCap
------
2001                             52,081            $  39.96          $  2,081                1.25%                -7.69%
2000                             62,311               43.29             2,697                1.25%                 7.85%
1999                              8,290               40.14               333                1.25%                30.20%
1998                              8,271               30.83               255                1.25%                28.67%
1997                              9,514               23.96               228                1.25%                13.61%

Leveraged AllCap
----------------
2001                              4,720            $  38.09          $    180                1.25%               -16.98%
2000                              9,287               45.88               426                1.25%               -25.76%
1999                              8,357               61.80               516                1.25%                75.87%
1998                              5,447               35.14               191                1.25%                55.83%
1997                              3,661               22.55                83                1.25%                18.19%

Dreyfus Series
Growth and Income
-----------------
2001                             28,847            $  29.29          $    845                1.25%                -7.05%
2000                             32,614               31.51             1,028                1.25%                -4.95%
1999                             33,592               33.15             1,114                1.25%                15.42%
1998                             33,613               28.72               965                1.25%                10.42%
1997                             58,175               26.01             1,513                1.25%                14.78%

Socially Responsible
--------------------
2001                              7,254            $  29.86          $    217                1.25%               -23.55%
2000                              9,974               39.06               390                1.25%               -12.13%
1999                             11,249               44.45               500                1.25%                28.47%
1998                             10,707               34.60               370                1.25%                27.77%
1997                              7,214               27.08               195                1.25%                26.84%

Capital Appreciation /(4)/
--------------------
2001                              9,855            $  34.70          $    342                1.25%               -10.43%
2000                             11,890               38.74               461                1.25%                -1.90%
1999                             17,906               39.49               707                1.25%                10.09%
1998                             18,268               35.87               655                1.25%                11.91%

/(4)/ Capital Appreciation commenced operations on May 1, 1998. 1998 results not annualized.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          DECEMBER 31, 2001

6. UNIT VALUES (CONTINUED)

                                                        Class A

                                                           Net Assets                 Expenses as a % of
                                               ------------------------------------
                                 Units                                                       Daily                Total
                              Outstanding          Unit Value          (000s)          Net Asset Values           Return
                              -----------          ----------          ------          ----------------           ------
Montgomery Series
Emerging Markets
----------------
2001                             13,929            $  6.75           $   94                  1.25%                -8.16%
2000                             15,604               7.35              115                  1.25%               -29.39%
1999                             15,367              10.41              160                  1.25%                62.66%
1998                             19,642               6.40              126                  1.25%               -38.28%
1997                             19,744              10.37              205                  1.25%                -1.80%

Variable Series Growth
----------------------
2001                             12,258            $ 13.73           $  168                  1.25%               -21.72%
2000                             10,699              17.54              188                  1.25%               -10.19%
1999                             10,943              19.53              214                  1.25%                19.30%
1998                              8,111              16.37              133                  1.25%                 1.61%
1997                              9,541              16.11              154                  1.25%                23.65%

Berger Series
IPT International
-----------------
2001                              1,507            $ 10.09           $   15                  1.25%               -21.29%
2000                              4,906              12.82               63                  1.25%               -11.28%
1999                             13,413              14.45              194                  1.25%                29.71%
1998                             13,102              11.14              146                  1.25%                14.61%
1997                              3,585               9.72               35                  1.25%                -2.80%

IPT Small Company
-----------------
Growth /(5)/
------
2001                             15,230            $ 13.63           $  208                  1.25%               -34.28%
2000                             16,110              20.74              334                  1.25%                -7.70%
1999                             11,629              22.47              261                  1.25%                88.98%
1998                                312              11.89                4                  1.25%               -11.62%

/(5)/ IPT Small Company Growth commenced operations on May 1, 1998. 1998 results not annualized.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          DECEMBER 31, 2001

6. UNIT VALUES (CONTINUED)

                                                        Class B

                                                           Net Assets               Expenses as a % of
                                               ------------------------------------
                                 Units                                                       Daily                Total
                              Outstanding          Unit Value          (000s)          Net Asset Values           Return
                              -----------          ----------          ------          ----------------           ------
Fidelity Series
Asset Manager
-------------
2001                            278,939            $  26.87         $   7,495                1.40%                -5.42%
2000                            307,649               28.41             8,740                1.40%                -5.27%
1999                            295,995               29.99             8,877                1.40%                 9.53%
1998                            296,855               27.38             8,128                1.40%                13.47%
1997                            207,293               24.13             5,002                1.40%                18.98%

Fidelity Growth
---------------
2001                            240,082            $  57.69         $  13,850                1.40%               -18.80%
2000                            243,924               71.05            17,331                1.40%               -12.21%
1999                            229,985               80.93            18,613                1.40%                35.52%
1998                            180,179               59.72            10,760                1.40%                37.54%
1997                            149,887               43.42             6,508                1.40%                21.76%

High Income
-----------
2001                             91,056            $  23.86         $   2,173                1.40%               -12.95%
2000                            232,124               27.41             6,363                1.40%               -23.56%
1999                            227,664               35.86             8,164                1.40%                 6.66%
1998                            195,741               33.62             6,581                1.40%                -5.67%
1997                            141,791               35.64             5,053                1.40%                16.02%

Overseas
--------
2001                            139,706            $  19.71         $   2,754                1.40%               -22.28%
2000                            190,740               25.36             4,837                1.40%               -20.23%
1999                            126,273               31.79             4,014                1.40%                40.66%
1998                            111,811               22.60             2,527                1.40%                11.17%
1997                             70,509               20.33             1,433                1.40%                10.01%

Index 500
---------
2001                             81,111            $ 142.62         $  11,568                1.40%               -13.33%
2000                             70,831              164.56            11,656                1.40%               -10.56%
1999                             87,368              183.98            16,074                1.40%                18.83%
1998                             75,275              154.82            11,654                1.40%                26.54%
1997                             67,377              122.35             8,244                1.40%                30.86%

              Canada Life of America Variable Annuity Account 1

                            December 31, 2001

6. Unit Values (continued)

                                                        Class B

                                                           Net Assets               Expenses as a % of
                                               ------------------------------------
                                 Units                                                       Daily                Total
                              Outstanding          Unit Value          (000s)          Net Asset Values           Return
                              -----------          ----------          ------          ----------------           ------
    Fidelity Series (continued)
Contrafund /(6)/
----------
2001                             147,573           $  25.20           $  3,719                1.40%              -13.49%
2000                             181,361              29.13              5,283                1.40%               -7.90%
1999                              75,933              31.63              2,402                1.40%               22.50%
1998                              35,016              25.82                904                1.40%               13.52%

Growth Opportunities /(7)/
--------------------
2001                              67,628           $  17.01           $  1,150                1.40%              -15.63%
2000                              55,992              20.16              1,129                1.40%              -18.22%
1999                              64,556              24.65              1,591                1.40%                2.79%
1998                              38,931              23.98                934                1.40%               12.79%

Fidelity VIP Money Market
-------------------------
2001                           2,024,334           $  14.54           $ 29,434                1.40%                2.76%
2000                           2,971,271              14.15             42,043                1.40%                4.58%
1999                             933,766              13.53             12,634                1.40%                2.89%
1998                             928,653              13.15             12,212                1.40%                3.38%
1997                             260,042              12.72              3,308                1.40%                3.50%

Fidelity VIP II Investment
--------------------------
   Grade Bond
   ----------
2001                             241,475           $  19.76           $  4,772                1.40%                6.93%
2000                             169,386              18.48              3,130                1.40%               10.33%
1999                             200,404              16.75              3,357                1.40%               -5.15%
1998                             251,704              17.66              4,445                1.40%                7.42%
1997                              53,393              16.44                878                1.40%                6.61%

/(6)/ Contrafund commenced operations on May 1, 1998. 1998 results not annualized.
/(7)/ Growth Opportunities commenced operations on May 1, 1998. 1998 results not annualized.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          DECEMBER 31, 2001

6. UNIT VALUES (CONTINUED)

                                                        Class B

                                                           Net Assets               Expenses as a % of
                                               ------------------------------------
                                 Units                                                       Daily                Total
                              Outstanding          Unit Value          (000s)          Net Asset Values           Return
                              -----------          ----------          ------          ----------------           ------
Seligman Series
Communications and
------------------
Information
-----------
2001                            642,282            $  29.61           $ 19,018               1.40%                 3.86%
2000                            683,643               28.51             19,491               1.40%               -37.08%
1999                            559,643               45.31             25,357               1.40%                83.22%
1998                            516,557               24.73             12,774               1.40%                34.62%
1997                            308,250               18.37              5,663               1.40%                20.54%

Frontier
--------
2001                             93,142            $  16.46           $  1,533               1.40%                -8.66%
2000                            107,273               18.02              1,933               1.40%               -17.00%
1999                            104,494               21.71              2,269               1.40%                14.99%
1998                            168,337               18.88              3,178               1.40%                -2.83%
1997                            192,118               19.43              3,733               1.40%                14.70%

Global Technology /(8)/
-----------------
2001                              4,767            $  15.90           $     76               1.40%                59.00%

Small-Cap Value /(9)/
---------------
2001                             60,422            $  12.95           $    782               1.40%                29.50%

Alger American Series
Small Capitalization
--------------------
2001                             30,011            $  36.17           $  1,086               1.40%               -30.50%
2000                             36,210               52.04              1,884               1.40%               -28.20%
1999                             46,911               72.48              3,400               1.40%                41.42%
1998                             54,562               51.25              2,796               1.40%                13.91%
1997                             28,347               44.99              1,275               1.40%                 9.84%

Alger Growth
------------
2001                            185,613            $  61.19           $ 11,358               1.40%               -13.05%
2000                            165,463               70.37             11,644               1.40%               -15.96%
1999                            255,632               83.73             21,404               1.40%                31.90%
1998                             89,046               63.48              5,653               1.40%                46.00%
1997                             67,176               43.48              2,921               1.40%                24.02%

/(8)/ Global Technology commenced operations on May 1, 2001. 2001 results not annualized.

/(9)/ Small-Cap Value commenced operations on May 1, 2001. 2001 results not annualized.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          DECEMBER 31, 2001

6. UNIT VALUES (CONTINUED)

                                                        Class B

                                                           Net Assets                 Expenses as a % of
                                               ------------------------------------
                                 Units                                                       Daily                Total
                              Outstanding          Unit Value          (000s)          Net Asset Values           Return
                              -----------          ----------          ------          ----------------           ------
Alger American Series
(continued)
MidCap
------
2001                         199,743               $   39.44          $  7,878                1.40%               -7.85%
2000                         170,361                   42.80             7,291                1.40%                7.67%
1999                         64,524                    39.75             2,565                1.40%               30.03%
1998                         72,344                    30.57             2,212                1.40%               28.50%
1997                         54,019                    23.79             1,285                1.40%               13.39%

Leveraged AllCap
----------------
2001                         194,095               $   37.70          $  7,317                1.40%              -17.11%
2000                         270,480                   45.48            12,301                1.40%              -25.87%
1999                         185,555                   61.35            11,384                1.40%               75.59%
1998                         50,046                    34.94             1,749                1.40%               55.63%
1997                         25,902                    22.45               581                1.40%               18.03%

Dreyfus Series
Growth and Income
-----------------
2001                         163,354               $   28.96          $  4,731                1.40%               -7.15%
2000                         158,259                   31.19             4,936                1.40%               -5.11%
1999                         191,798                   32.87             6,304                1.40%               15.25%
1998                         202,399                   28.52             5,772                1.40%               10.24%
1997                         172,356                   25.87             4,459                1.40%               14.62%

Socially Responsible
--------------------
2001                         142,970               $   29.49          $  4,216                1.40%              -23.66%
2000                         215,457                   38.63             8,323                1.40%              -12.26%
1999                         172,461                   44.03             7,593                1.40%               28.26%
1998                         124,941                   34.33             4,289                1.40%               27.57%
1997                         36,525                    26.91               983                1.40%               26.69%

Capital Appreciation /(10)/
--------------------
2001                         65,992                $   34.14          $  2,253                1.40%              -10.58%
2000                         64,348                    38.18             2,457                1.40%               -2.03%
1999                         67,723                    38.97             2,639                1.40%                9.90%
1998                         42,289                    35.46             1,500                1.40%               10.63%

/(10)/ Capital Appreciation commenced operations on May 1, 1998. 1998 results not annualized.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          DECEMBER 31, 2001

6. UNIT VALUES (CONTINUED)

                                                        Class B

                                                           Net Assets                 Expenses as a % of
                                               ------------------------------------
                                 Units                                                       Daily                Total
                              Outstanding          Unit Value          (000s)          Net Asset Values           Return
                              -----------          ----------          ------          ----------------           ------
Montgomery Series
Emerging Markets
----------------
2001                             144,450           $   6.69            $   966                1.40%               -8.23%
2000                             178,661               7.29              1,302                1.40%              -29.57%
1999                             128,789              10.35              1,333                1.40%               62.48%
1998                             202,615               6.37              1,291                1.40%              -38.39%
1997                             231,055              10.34              2,389                1.40%               -1.90%

Variable Series Growth
----------------------
2001                              29,748           $  13.61            $   405                1.40%              -21.83%
2000                              48,440              17.41                843                1.40%              -10.35%
1999                              37,872              19.42                735                1.40%               19.14%
1998                              65,093              16.30              1,061                1.40%                1.49%
1997                              21,846              16.06                351                1.40%               23.26%

Berger Series
IPT International
-----------------
2001                             100,157           $  10.02            $ 1,004                1.40%              -21.41%
2000                             125,292              12.75              1,597                1.40%              -11.40%
1999                             123,645              14.39              1,779                1.40%               29.41%
1998                             213,236              11.12              2,371                1.40%               14.52%
1997                              71,044               9.71                690                1.40%               -2.90%

IPT Small Company
-----------------
Growth /(11)/
------
2001                             178,208           $  13.51            $ 2,408                1.40%              -34.42%
2000                             119,653              20.60              2,465                1.40%               -7.83%
1999                              49,795              22.35              1,113                1.40%               88.77%
1998                              26,061              11.84                309                1.40%              -11.99%

/(11)/ IPT Small Company Growth commenced operations on May 1, 1998. 1998 results not annualized.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          DECEMBER 31, 2001

6. UNIT VALUES (CONTINUED)

                                                        Class B

                                                           Net Assets               Expenses as a % of
                                               ------------------------------------
                                 Units                                                       Daily                Total
                              Outstanding          Unit Value          (000s)          Net Asset Values           Return
                              -----------          ----------          ------          ----------------           ------
Goldman Sachs Series /(12)/
VIT Capital Growth
------------------
2001                              16,292                $ 10.78   $       176                 1.40%              -10.53%

VIT CORE (SM)
-------------
U.S. Equity
-----------
2001                              16,623                $ 10.75   $       179                 1.40%               -8.67%

VIT Global Income
-----------------
2001                               2,233                $ 11.59   $        26                 1.40%               -2.01%

VIT Growth and Income
---------------------
2001                               7,165                $  9.09   $        65                 1.40%               -5.60%

ProFunds VP Series /(13)/
VP Money Market
---------------
2001                          61,074,726                $  1.00   $    60,956                 1.40%                0.00%

VP Bull Plus
------------
2001                             130,837                $ 22.40   $     2,931                 1.40%                0.71%

VP UtlraOTC
-----------
2001                             167,977                $  5.82   $       978                 1.40%                7.38%

VP UltraSmall-Cap
-----------------
2001                                   -                $ 25.11   $         -                 1.40%                4.38%

VP Bear
-------
2001                                   -                $ 34.62   $         -                 1.40%                0.00%

/(12)/ Goldman Sachs Series commenced operations on May 1, 2001. 2001 results not annualized.

/(13)/ ProFunds VP Series commenced operations on August 31, 2001. 2001 results not annualized.

2001 STATUTORY FINANCIAL STATEMENTS Canada Life Insurance Company of America with Report of Independent Auditors

                   CANADA LIFE INSURANCE COMPANY OF AMERICA

                        Statutory Financial Statements

                               December 31, 2001


                                   Contents

Report of Independent Auditors .......................................... 1
Statutory Balance Sheets................................................. 2
Statutory Statements of Operations ...................................... 3
Statutory Statements of Capital and Surplus.............................. 4
Statutory Statements of Cash Flows....................................... 5
Notes to Statutory Financial Statements.................................. 6

                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Board of Directors
Canada Life Insurance Company of America


We have audited the accompanying statutory balance sheets of Canada Life Insurance Company of America as of December 31, 2001 and 2000, and the related statutory statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note B to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Michigan Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are also described in Note B. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.


In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Canada Life Insurance Company of America at December 31, 2001 and 2000, and the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Canada Life Insurance Company of America at December 31, 2001. and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Michigan Insurance Department.


As discussed in Note B to the financial statements, in 2001, Canada Life Insurance Company of America changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Michigan Insurance Department.

                                                          /s/ Ernst & Young LLP

Atlanta, Georgia
March 12, 2002

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                            STATUTORY BALANCE SHEETS
                  [in thousands of dollars except share data]


At December 31                                                                                2001             2000
-------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments [note C]
  Bonds                                                                                    $1,465,356       $1,325,626
  Mortgage loans                                                                              919,350          891,694
  Common and preferred stocks, including subsidiaries                                          15,202           17,960
  Real estate                                                                                   1,600               --
  Short-term investments                                                                        5,800           21,335
  Policy loans                                                                                    289               --
  Cash                                                                                          1,390              509
  Receivable for securities                                                                       397              265
  Other invested assets                                                                         6,447              842
-------------------------------------------------------------------------------------------------------------------------
Total cash and investments                                                                  2,415,831        2,258,231
  Investment income due and accrued                                                            30,917           28,629
  Deferred tax asset                                                                            1,711               --
  Other assets                                                                                     --              893
  Assets held in Separate Accounts [note H]                                                   503,097          552,828
-------------------------------------------------------------------------------------------------------------------------
Total admitted assets                                                                      $2,951,556       $2,840,581
=========================================================================================================================

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities
Policy liabilities
  Life and annuity reserves                                                                $1,751,072       $1,864,306
  Liability for deposit-type contracts                                                        484,988               --
  Guaranteed investment contracts                                                                  --          206,656
  Other policy and contract liabilities                                                           610              248
-------------------------------------------------------------------------------------------------------------------------
Total policy liabilities                                                                    2,236,670        2,071,210
  Interest maintenance reserve                                                                 23,349           26,103
  Amounts owing to parent and affiliates [note G]                                               3,999            2,854
  Reinsurance balances [note F]                                                                10,309           20,955
  Miscellaneous liabilities                                                                     7,720            3,710
  Asset valuation reserve                                                                      20,456           28,182
  Transfers to Separate Accounts due or accrued (net)                                         (11,311)         (11,653)
  Liabilities from Separate Accounts                                                          503,097          552,828
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                           2,794,289        2,694,189
-------------------------------------------------------------------------------------------------------------------------
Capital and surplus [note J]
  Common stock - $10.00 par value, authorized -- 25,000,000
    Shares; issued and outstanding -- 500,000 shares                                            5,000            5,000
  Redeemable preferred stock - $10.00 par value, authorized --
     25,000,000 shares; issued and outstanding -- 2,720,000 shares in 2001
     and 4,100,000 in 2000                                                                     27,200           41,000
  Paid-in surplus                                                                              76,000           76,000
  Accumulated surplus                                                                          49,067           24,392
-------------------------------------------------------------------------------------------------------------------------
Total capital and surplus                                                                     157,267          146,392
-------------------------------------------------------------------------------------------------------------------------
Total liabilities and capital and surplus                                                  $2,951,556       $2,840,581
=========================================================================================================================


See accompanying Notes.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                      STATUTORY STATEMENTS OF OPERATIONS
                          [in thousands of dollars]


Years ended December 31                                                          2001           2000             1999
-------------------------------------------------------------------------------------------------------------------------
REVENUES
   Premiums for insurance and annuity considerations [note F]                   $342,895       $187,135         $238,675
   Considerations for supplementary contracts
    and dividends left on deposit                                                     --             --              559
   Net investment income [note C]                                                188,908        185,662          190,492
   Other income                                                                    7,513         12,626            8,488
-------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                   539,316        385,423          438,214
-------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits paid or provided to policyholders
   Annuity                                                                       289,676        431,130          391,819
   Life                                                                               --             --            1,306
   Supplementary contracts and dividends left on deposit                              --             --            1,825
   Interest and adjustments on policy or deposit-type contract
    funds                                                                         31,589             --               --
   Dividends to policyholders                                                          -             --             (593)
   Increase (decrease) in actuarial reserves                                     163,068         (62,222)         11,567
-------------------------------------------------------------------------------------------------------------------------
Total benefits paid or provided to policyholders                                 484,333        368,908          405,924

   Commissions and expense allowances on reinsurance
    assumed                                                                       13,673         12,208           13,392
   Commissions                                                                     5,241          3,798            5,413
   General insurance expenses                                                     11,641          7,821            7,970
   Taxes, licenses and fees                                                          457            625              722
   Other expense                                                                   1,370             --               --
   Transfers from Separate Accounts                                               (1,209)       (30,605)         (15,387)
-------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                      515,506        362,755          418,034
-------------------------------------------------------------------------------------------------------------------------

   Gain from operations before federal income taxes and
     net realized capital losses                                                  23,810         22,668           20,180
   Federal income taxes [note E]                                                   8,464          7,236            1,593
------------------------------------------------------------------------------------------------------------------------

   Gain from operations before
     net realized capital losses                                                  15,346         15,432           18,587
   Net realized capital losses [note C]                                           (4,915)        (1,577)          (2,199)
-------------------------------------------------------------------------------------------------------------------------

Net income                                                                      $ 10,431       $ 13,855         $  16,388
=========================================================================================================================


See accompanying Notes.

                  CANADA LIFE INSURANCE COMPANY OF AMERICA
                 STATUTORY STATEMENTS OF CAPITAL AND SURPLUS
                          [in thousands of dollars]


Years ended December 31                                                         2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------
Common stock at beginning and end of year                                    $   5,000       $   5,000        $   5,000

Redeemable preferred stock at beginning of year                                 41,000          41,000           41,000
   Redemption of preferred stock                                               (13,800)             --               --
                                                                          -----------------------------------------------
Redeemable preferred stock at end of year                                       27,200          41,000           41,000
                                                                          -----------------------------------------------

Paid-in surplus at beginning and end of year                                    76,000          76,000           76,000

Accumulated surplus at beginning of year                                        24,392          33,670           19,584
   Net income                                                                   10,431          13,855           16,388
   Change in surplus on account of:
    Net unrealized capital gains (losses)                                       (8,831)         (5,610)           1,693
    Prior year federal income tax adjustment                                         --         (2,212)              --
    Actuarial valuation basis                                                   11,100              --               --
    Asset valuation reserve                                                      7,726           2,980           (4,128)
    Adjustment for gain (loss) in currency exchange                                 (6)            678              133
    Net deferred tax                                                             3,244              --               --
    Cumulative effect of changes in accounting principles                        4,001              --               --
    Nonadmitted assets                                                          (2,990)           (469)              --
    Dividends to stockholder                                                         --        (18,500)              --
-------------------------------------------------------------------------------------------------------------------------
Accumulated surplus at end of year                                              49,067          24,392           33,670
-------------------------------------------------------------------------------------------------------------------------
Total capital and surplus                                                    $ 157,267       $ 146,392        $ 155,670
=========================================================================================================================


See accompanying Notes.

                  CANADA LIFE INSURANCE COMPANY OF AMERICA
                     STATUTORY STATEMENTS OF CASH FLOWS
                          [in thousands of dollars]


Years ended December 31                                                        2001            2000           1999
------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
   Premiums, policy proceeds, and other considerations                        $342,895       $ 187,135      $ 239,293
   Net investment income received                                              177,817         176,775        179,786
   Benefits paid                                                              (289,314)       (431,096)      (394,997)
   Insurance expenses paid                                                     (30,361)        (24,656)       (26,971)
   Dividends paid to policyholders                                                  --              --           (558)
   Federal income taxes paid                                                    (6,292)         (8,309)        (2,541)
   Other income                                                                  7,513          12,626          8,488
   Other disbursements                                                          (3,210)         (2,577)       (24,919)
   Net transfers from Separate Accounts                                          1,551          30,351         13,871
------------------------------------------------------------------------------------------------------------------------
Net cash provided (used) by operations                                         200,599         (59,751)        (8,548)

INVESTING ACTIVITIES
   Proceeds from sales, maturities, or
    repayments of investments:
    Bonds                                                                      384,704         474,913        483,036
    Mortgage loans and real estate                                              81,826          64,489         89,029
    Equity and other investments                                                   913          40,999         11,626
   Cost of investments acquired:
    Bonds                                                                     (526,918)       (455,591)      (470,134)
    Mortgage loans and real estate                                            (113,211)        (52,509)       (83,911)
    Equity and other investments                                                (1,060)        (23,215)       (18,944)
   Change in policy loans                                                         (289)             --          9,333
   Taxes paid (recovered) on capital gains and losses                              247          (6,304)        (2,508)
------------------------------------------------------------------------------------------------------------------------
Net cash provided (used) by investments                                       (173,788)         42,782         17,527

FINANCING AND MISCELLANEOUS ACTIVITIES
   Dividends to stockholder                                                         --         (18,500)            --
   Redemption of redeemable preferred stock                                    (13,800)             --             --
   Other sources (uses)                                                        (27,665)         28,690        (17,526)
------------------------------------------------------------------------------------------------------------------------
Net cash provided (used) by financing and miscellaneous                        (41,465)         10,190        (17,526)
------------------------------------------------------------------------------------------------------------------------
Net decrease in cash and short-term investments                               (14,654)         (6,779)         (8,547)

Cash and short-term investments -- beginning of year                            21,844          28,623         37,170
------------------------------------------------------------------------------------------------------------------------
Cash and short-term investments -- end of year                                $  7,190       $  21,844      $  28,623
========================================================================================================================


See accompanying Notes.

                  CANADA LIFE INSURANCE COMPANY OF AMERICA
                   NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2001


NOTE A
Nature of Operations. Canada Life Insurance Company of America (CLICA or the
--------------------
Company) was incorporated on April 12, 1988 in the State of Michigan and is a wholly-owned subsidiary of The Canada Life Assurance Company (CLA), a stock life and accident and health insurance company. The Company's business consists primarily of group and individual annuity policies assumed from CLA. The Company's direct business consists of individual variable annuity and institutional investment products. The Company is licensed to sell its products in 48 states and the District of Columbia; however, its primary markets are California, Illinois, Arkansas, Missouri and Georgia. The Company's variable annuity products are sold by agents who are licensed and registered representatives of the Company's subsidiary, Canada Life of America Financial Services, Inc. as well as other independent agents.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

NOTE B
Accounting Practices and Basis of Presentation. The accompanying financial
----------------------------------------------
statements have been prepared in accordance with accounting practices prescribed or permitted by the Office of Financial and Insurance Services for the State of Michigan, which practices differ from generally accepted accounting principles.

Effective January 1, 2001, the State of Michigan required that insurance companies domiciled in the State of Michigan prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual - Version effective January 1, 2001 subject to any deviations prescribed or permitted by the State of Michigan Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual - Version effective January 1, 2001 are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to accumulated surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

As a result of these changes, the Company reported a change of accounting principle, as an increase to accumulated surplus, of $4,001,000 as of January 1, 2001. Included in this total adjustment is an increase in accumulated surplus of $1,715,000 related to deferred tax assets, a decrease in accumulated surplus of $1,068,000 related to bond impairments and an increase in accumulated surplus of $3,354,000 related to interest rate swaps.

                  CANADA LIFE INSURANCE COMPANY OF AMERICA
                   NOTES TO STATUTORY FINANCIAL STATEMENTS
                              December 31, 2001

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

The statutory accounting principles (SAP) followed by the Company differ from generally accepted accounting principles (GAAP) primarily as follows:

     Investments: For SAP, all fixed maturities are reported at amortized cost less write-downs for certain temporary and other-than-temporary impairments, primarily based on their National Association of Insurance Commissioners (NAIC) rating. For SAP, the fair values of bonds and stocks are based on values specified by the NAIC versus a quoted or estimated fair value as required for GAAP.

     For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a component of shareholder's equity for those designated as available-for-sale.

     Credit tenant loans are classified as bonds for SAP and would be considered mortgage loans for GAAP.

     Changes between cost and admitted asset amounts of investment real estate are credited or charged directly to unassigned surplus rather than to income as would be the case for GAAP.

     Realized gains and losses on investments for SAP are reported in income, net of tax. Under GAAP, realized capital gains and losses would be reported in the income statement on a pre tax basis in the period the asset is sold.

     An interest maintenance reserve (IMR) is established under SAP and serves to defer the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. The deferred gains and losses are amortized into investment income over the remaining period to maturity based on groupings of individual investments sold in one to ten-year time periods. GAAP does not have a similar concept.

     Under SAP, an asset valuation reserve (AVR) is established and represents a provision for market and credit based fluctuations in the statement value of invested assets. It is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance. The change in the AVR flows directly through surplus. Under GAAP a valuation allowance would be provided when there has been a decline in value deemed other-than-temporary, in which case the provision for such decline would be charged to earnings.

                  CANADA LIFE INSURANCE COMPANY OF AMERICA
                   NOTES TO STATUTORY FINANCIAL STATEMENTS
                              December 31, 2001

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

     Valuation allowances, if necessary, are established for mortgage loans based on (1) the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments and (2) a reduction to a maximum percentage of 75% of any loan to the value of the underlying real estate at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts due (both principal and interest) according to the contractual terms of the loan agreement. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus for SAP, rather than being included as a component of earnings as would be required for GAAP.

..    Policy Acquisition Costs: For SAP, the cost of acquiring and renewing business are expensed when incurred. Under GAAP, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

..    Nonadmitted Assets: Certain assets designated as "nonadmitted", principally software development costs, past due agents' balances and deferred tax assets that will not be realized within one year of the balance sheet date, would be included in GAAP assets but are excluded from the SAP balance sheets with changes therein credited or charged directly to unassigned surplus.

..    Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

..    Recognition of Premiums: For SAP, revenues for annuity policies with life contingencies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

..    Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

                  CANADA LIFE INSURANCE COMPANY OF AMERICA
                   NOTES TO STATUTORY FINANCIAL STATEMENTS
                              December 31, 2001

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

..    Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. For SAP, commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

..    Deferred Income Taxes: Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred taxes were not provided for the differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

..    Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as required for GAAP.

..    Statement of Cash Flows: Cash and short term investments in the statement of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

..    Investments: Bonds, mortgage loans, common stocks, preferred stocks, real estate, policy loans, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

                  CANADA LIFE INSURANCE COMPANY OF AMERICA
                   NOTES TO STATUTORY FINANCIAL STATEMENTS
                              December 31, 2001

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

     Bonds not backed by other loans, loan-backed bonds and structured securities are stated at amortized cost using the yield method including anticipated future cash flows and anticipated prepayments. Cash flows are updated periodically to reflect prepayments. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method.

     Mortgage loans on real estate are stated at amortized cost using the straight-line method.

     Common stocks are stated at fair value.

     Preferred stocks are carried at actual cost.

     Investments in real estate or property acquired in satisfaction of debt are carried at depreciated cost less encumbrances.

     Policy loans are carried at the aggregate unpaid principal balance.

     Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying values reported in the balance sheet are at cost which approximates fair value.

     The Company utilizes derivative instruments where appropriate in the management of its asset/liability matching and to hedge against fluctuations in interest rates and foreign exchange rates. Options are valued at amortized cost. Futures and swaps are marked-to-market daily and gains and losses are recognized currently in earnings.

..    Premiums and Annuity Considerations: Premium revenues are recognized when due for other than annuities, which are recognized when received.

..    Separate Accounts: Separate Accounts are maintained to receive and invest premium payments under individual variable annuity and variable universal life policies issued by the Company. The assets and liabilities of the Separate Account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The contractholder bears the investment risk. Separate Account assets are reported at fair value. The operations of the Separate Account are not included in the accompanying financial statements.

                  CANADA LIFE INSURANCE COMPANY OF AMERICA
                   NOTES TO STATUTORY FINANCIAL STATEMENTS
                              December 31, 2001

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

..    Life Insurance and Annuity Reserves: All policies, except variable universal life, variable annuity and institutional investment products, were acquired through coinsurance reinsurance agreements with CLA. The reserves established meet the requirements of the Insurance Law and Regulations of the State of Michigan and are consistent with the reserving practices of CLA. Annual premium is assumed in the reserve calculation. For policies with premium frequency other than annual, the Company holds a separate reserve which is the present value of a death benefit of half of the gross premium for the balance of the policy premium paying period.

     Some policies promise a surrender value in excess of the reserve as legally computed. This excess is calculated on a policy by policy basis.

     Policies issued at premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction. For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is 45% of the gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated at the excess of the reserve based on rated mortality over that of standard mortality.

     At the end of 2001 and 2000, the Company had no insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Michigan. The tabular interest and tabular cost have been determined from the basic data for the calculation of policy reserves. The tabular less actual reserve released and the tabular interest on funds not involving life contingencies have been determined by formula. Other increases are insignificant and relate to the Company valuing the deferred acquisition costs and/or back-end charges in connection with the variable annuity.

     All sub-standard annuities other than structured settlements are valued at their true ages, while structured settlements are valued using constant addition to the mortality rate at their true ages.

..    Federal Income Tax: Federal income taxes are provided based on an estimate of the amount currently payable which may not bear a normal relationship to pretax income because of timing and other differences in the calculation of taxable income.

                  CANADA LIFE INSURANCE COMPANY OF AMERICA
                   NOTES TO STATUTORY FINANCIAL STATEMENTS
                             December 31, 2001

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

..    Reclassifications: Certain 2000 amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2001 financial statement presentation

NOTE C
Investments.
-----------

The fair value for fixed maturities is based on values specified by the NAIC. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. The NAIC does not specify fair values for mortgage/asset-backed bonds, therefore carrying value is equal to fair value. The carrying value and the fair value of investments in bonds are summarized as follows (in thousands of dollars):

                                                                  December 31, 2001
                                          -------------------------------------------------------------------
                                                              Gross            Gross
                                          Carrying          Unrealized       Unrealized         Fair
                                           Value              Gains           Losses           Value
-------------------------------------------------------------------------------------------------------------
U. S. government obligations             $  143,946           $ 23,301        $   (362)       $  166,885
All other corporate bonds                   822,221             15,062         (11,155)          826,128
Public utilities                             66,629                870            (279)           67,220
Mortgage/Asset-backed securities            193,845                 --              --           193,845
Foreign securities                          238,715              7,159            (329)          245,545
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                   $1,465,356           $ 46,392        $(12,125)       $1,499,623
=============================================================================================================


                                                                   December 31, 2000
                                           ------------------------------------------------------------------
                                                              Gross            Gross
                                           Carrying         Unrealized       Unrealized         Fair
                                            Value             Gains           Losses           Value
-------------------------------------------------------------------------------------------------------------
U. S. government obligations             $  207,195           $  5,326        $    (34)       $  212,487
All other corporate bonds                   788,159              6,491         (19,212)          775,438
Public utilities                             66,720                232            (177)           66,775
Mortgage/Asset-backed
  Securities                                 96,558                 --              --            96,558
Foreign securities                          166,994              1,722          (3,600)          165,116
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                   $1,325,626           $ 13,771     $   (23,023)       $1,316,374
=============================================================================================================

                  CANADA LIFE INSURANCE COMPANY OF AMERICA
                   NOTES TO STATUTORY FINANCIAL STATEMENTS
                              December 31, 2001
NOTE C
Investments (continued).
------------------------

The carrying value and fair value of fixed maturity investments at December 31, 2001 by contractual maturity are shown below (in thousands of dollars). Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. In addition, Company requirements may result in sales before maturity.

                                                            Carrying Value               Fair Value
-------------------------------------------------------------------------------------------------------------
In 2002                                                      $     31,715                 $   32,036
In 2003 - 2006                                                    285,125                    287,310
In 2007 - 2011                                                    213,050                    212,036
2012 and after                                                    741,621                    774,396
Mortgage/Asset-backed securities                                  193,845                    193,845
-------------------------------------------------------------------------------------------------------------
Total Fixed Maturities                                         $1,465,356                 $1,499,623
=============================================================================================================

At December 31, 2001, and 2000, bonds with an admitted asset value of $4,671,000 and $4,704,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Information on mortgage loans at December 31 is as follows (in thousands of dollars):

                                                                  2001                        2000
-------------------------------------------------------------------------------------------------------------
Impaired loans                                                  $  1,898                    $  4,238
Non-impaired loans                                               917,452                     887,456
-------------------------------------------------------------------------------------------------------------
Total mortgage loans                                            $919,350                    $891,694
=============================================================================================================

There was no income accrued or received on impaired loans in 2001 or 2000.

The maximum and minimum lending rates for commercial mortgage loans in 2001 were 10.25% and 5.95%, respectively. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. During 2001, the Company did not reduce interest rates on any outstanding mortgage loan. Mortgages held by the Company on which interest was more than one year overdue were $1,898,000 and $2,329,000 at December 31, 2001 and 2000, respectively.

The mortgage loans are typically collateralized by the related properties and the loan-to-value ratios at the date of loan origination generally do not exceed 75%. The Company's exposure to credit loss in the event of non-performance by the borrowers, assuming that the

                  CANADA LIFE INSURANCE COMPANY OF AMERICA
                   NOTES TO STATUTORY FINANCIAL STATEMENTS
                             December 31, 2001

NOTE C
Investments (continued).
------------------------

associated collateral proved to be of no value, is represented by the outstanding principal and accrued interest balances of the respective loans. Non-admitted mortgage loans increased $1,369,000 and $946,000 in 2001 and 2000, respectively. At December 31, 2001 and 2000 the Company held no mortgages with prior outstanding liens.

Accumulated depreciation on investment real estate was $0 as of December 31, 2001.

Major categories of CLICA's net investment income for years ended December 31 are summarized as follows (in thousands of dollars):

                                                               2001              2000              1999
------------------------------------------------------------------------------------------------------------
Income:
  Fixed maturities                                            $105,834          $100,757         $ 98,453
  Equity securities                                                216             4,262            3,460
  Mortgage loans                                                82,865            81,461           87,871
  Real estate                                                       73               525              101
  Short-term investments                                         1,195             1,228            1,918
  Derivatives                                                      994               511              305
  Policy loans                                                       1                 -               30
  Amortization of IMR                                              416               347              772
  Other income                                                     258               137              629
------------------------------------------------------------------------------------------------------------
Total investment income                                        191,852           189,228          193,539
  Less: investment expenses                                      2,918             3,426            2,811
             depreciation on real estate                             -               140              236
             bank deposit - interest expense                        26                 -                -
------------------------------------------------------------------------------------------------------------
Net investment income                                         $188,908          $185,662         $190,492
============================================================================================================

Due and accrued income was excluded from investment income on mortgage loans in foreclosure or delinquent more than ninety days and on bonds where the collection of income is uncertain. The total amount excluded as of December 31, 2001, 2000 and 1999 was $1,934,000, $612,000, and $0, respectively.

                  CANADA LIFE INSURANCE COMPANY OF AMERICA
                   NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2001


NOTE C
Investments (continued).
------------------------

Realized capital gains (losses) for years ended December 31 are reported net of federal income taxes and amounts transferred to the IMR and are summarized as follows (in thousands of dollars):

                                                                  2001             2000             1999
------------------------------------------------------------------------------------------------------------
Fixed maturities:
  Gross gains                                                     $ 6,210       $  22,361         $15,357
  Gross losses                                                    (11,508)         (2,528)         (9,419)
                                                          --------------------------------------------------
    Total fixed maturities                                         (5,298)         19,833           5,938
Equity securities:
  Gross gains                                                         118           4,321           2,163
  Gross losses                                                       (278)         (4,071)           (936)
                                                          --------------------------------------------------
    Total equity securities                                          (160)            250           1,227
Mortgage loans                                                       (725)              -             (12)
Real estate                                                             -          (2,615)              -
Derivative instruments                                             (1,751)            544          (5,031)
                                                          --------------------------------------------------
                                                                   (7,934)         18,012           2,122
Income tax benefit (expense)                                          681          (6,304)         (2,508)
Transfer to IMR                                                     2,338         (13,285)         (1,813)
------------------------------------------------------------------------------------------------------------
Net realized capital losses                                       $(4,915)      $  (1,577)        $(2,199)
============================================================================================================

Unrealized capital gains and losses for equity securities are recorded directly to surplus. The change in the unrealized gains and losses on equity securities was $(2,605,000), $(2,940,000), and $(907,000) for the years ended December 31,
2001, 2000 and 1999, respectively. The accumulated gross unrealized gains and losses on unaffiliated equity securities at December 31 are as follows (in thousands of dollars):

                                                              2001             2000             1999
------------------------------------------------------------------------------------------------------------
Accumulated gross unrealized gains                             $ 1,833             $ 2,946         $4,950
Accumulated gross unrealized losses                             (4,535)             (3,043)        (2,107)
------------------------------------------------------------------------------------------------------------
Net unrealized gains (losses)                                  $(2,702)            $   (97)        $2,843
============================================================================================================

Market Risk: The Company's policies on market risk contain both the interest
-----------
rate exposure and foreign currency exposure. Interest rate risk is the risk of loss due to changing interest rates when the future cash flows from the assets supporting the liabilities do not match the timing and the amount of the expected policy obligation payments. Foreign currency risk is the potential for losses resulting from adverse movements in foreign exchange rates in relation to the local currency.

                  CANADA LIFE INSURANCE COMPANY OF AMERICA
                   NOTES TO STATUTORY FINANCIAL STATEMENTS
                              December 31, 2001

NOTE C
Investments (continued).
-----------------------

Futures: The futures program does not expose the Company to credit risk, since
-------
the counterparty is either a securities exchange or a clearinghouse. In order to participate in the futures markets, the Company is required to post initial margin that is equal to a small fraction of the market value of the underlying interest at the inception of the contract. When the Company is required to post margin (cash requirements), it posts it in T-Bills.

The Company's objective for using futures contracts is to protect margins by reducing the risk of changes in interest rates on its investment securities and to lock in spreads on committed loans.

Futures are marked-to-market daily, and gains and losses are recognized currently in earnings. The notional value at December 31, 2001 for all open futures was $23,347,000.

Swaps: There are potential losses due to the credit risk exposures for the swaps
-----
program. Credit risk is defined as the nonperformance by counterparties to the swap deals. The Company mitigates the credit risk by ensuring that each counterparty has a minimum A+ rating as defined by Standard & Poors. The potential exposure to credit risk is calculated by multiplying the notional principal amount by a factor dependent upon the derivative's remaining term to maturity. There are no cash requirements for swaps dealing.

The Company uses swaps to hedge interest rate and/or currency risk of its bonds and mortgages. In the case of currency risk, the Company uses swap contracts to convert Canadian dollar mortgage and bonds held for US portfolios into US dollars.

Swaps are carried at fair value with the change in fair value recognized currently in earnings. The notional value at December 31, 2001 for all open swaps was $15,000,000.

NOTE D
Concentration of Credit Risk. At December 31, 2001, CLICA held unrated or
----------------------------
less-than-investment grade corporate bonds with a carrying value of $100,756,000, and an aggregate fair value of $96,832,000. These holdings amounted to 6.9% of the bond portfolio and 3.4% of CLICA's total admitted assets. The portfolio is well diversified by industry.

CLICA's mortgage portfolio is well diversified by region and property type with 16.7% in California (book value - $154,045,000), 12.1% in New York (book value
- $111,844,000), 10.9% in Ohio (book value - $100,678,000), and with investments in the remainder of the states less than 10%. The investments consist of first mortgage liens. Significant outstanding balances on individual properties include $16,258,000 on an apartment property in Pennsylvania, $11,695,000 on an apartment property in New York, and $10,500,000 on a multi-family residential property in Ohio. All other mortgage loans have outstanding principal of less than $10,000,000.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2001

NOTE E
Federal Income Taxes.
--------------------

     The main components of the 2001 deferred tax amounts are as follows (in thousands of dollars):

Deferred tax assets
    Life & A&H Reserves, and Deposit Fund Liabilities           $ 21,923
    Invested Assets                                                4,171
    Deferred Acquisition Costs                                       748
    Other Expenses                                                   241
                                                         -----------------
        Total deferred tax assets                                 27,083
    Less: non-admitted deferred tax assets                        25,368
                                                         -----------------
        Admitted deferred tax assets                               1,715
Deferred tax liabilities
    Accrued Dividends - common stock                                   4
                                                         -----------------
       Total deferred tax liabilities                                  4
    Net admitted deferred tax asset                             $  1,711
                                                         =================

     During 2001 the non-admitted deferred tax asset increased by $3,249,000 to $25,368,000.

     The changes in the main components of DTAs and DTLs are as follows (in thousands of dollars):

                                             Dec 31, 2001     Jan 1, 2001     Change
                                           ---------------------------------------------
Total deferred tax assets                     $ 27,083        $ 23,838        $ 3,245
Total deferred tax liabilities                       4               3              1
                                           ---------------------------------------------
Net deferred tax asset (liability)            $ 27,079        $ 23,835          3,244
                                           =============================
Change in tax effect of unrealized
 gains (losses)                                                                (2,520)
                                                                        ----------------
Change in net deferred income tax                                             $   724
                                                                        ================

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2001

     NOTE E
     Federal Income Taxes. (continued)
     --------------------

     The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to net gain from operations. The significant differences are as follows (in thousands of dollars):

                                                                          Year ended
                                                                         Dec 31, 2001
                                                                      -----------------
Provision computed at statutory rate of 35% on operating income            $ 8,334
Amortization of IMR                                                           (146)
Dividend Received Deductions                                                   (11)
Other                                                                         (437)
                                                                      -----------------
 Total incurred taxes excluding capital gains                              $ 7,740
                                                                      =================

Federal income taxes incurred on operating income                          $ 8,464
Change in net deferred income taxes                                           (724)
                                                                         --------------
Total incurred taxes excluding capital gains                               $ 7,740
                                                                      =================

The statutory federal income tax provision amount at the statutory rate of 35%, for the years ended December 31, 2000 and 1999 (prior to the adoption of codification), differs from the effective tax provision amount (excluding tax on capital gains) as follows (in thousands of dollars):

                                                                      2000             1999
---------------------------------------------------------------------------------------------
Computed income taxes at statutory rate                             $7,934          $7,063
Increase (decrease) in income taxes resulting from:
 Policyholder dividends                                                  -           (403)
 Change in nonadmitted interest                                           -               -
 Amortization of interest maintenance reserve                        (121)           (270)
 Amortization of prior year change in reserves                       (609)           (609)
 Accrual of bond discount                                            (352)            (85)
 Actuarial reserves                                                  (238)           (536)
 Deferred acquisition cost tax                                         481           (766)
 Bad debt on mortgages                                                   -             (4)
 Futures (losses) gains                                                190         (1,761)
 Mortgage prepayment penalties                                       (107)               -
 Other                                                                  58         (1,036)
---------------------------------------------------------------------------------------------
Federal income taxes                                                $7,236          $1,593
=============================================================================================

At December 31, 2001 and 2000, current federal income taxes (payable) receivable were $(1,351,000) and $140,000, respectively.

At December 31, 2001 the Company had $0 of operating loss carry forwards.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2001

NOTE E

Federal Income Taxes (continued).
---------------------------------

Income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are $7,783,000, $13,131,000 and $6,433,000 for 2001, 2000 and 1999 respectively.

NOTE F

Reinsurance.  Various reinsurance agreements exist between the Company and CLA.
-----------
The effect of the agreements is to have the Company assume certain existing and future insurance and annuity business of CLA. Except for variable universal life policies, variable annuity contracts and institutional investment products issued, all premiums for insurance and annuity considerations and benefit expenses recorded for the years ended December 31, 2001, 2000 and 1999 were the result of the coinsurance agreements. Additionally, the Company maintains a funds withheld coinsurance treaty under which certain annuity risks are ceded to Crown Life Insurance Company of Canada and a modified coinsurance treaty whereby certain variable universal life insurance risks are ceded to First Allmerica Financial Life Insurance Company.

At December 31, 2001 and 2000, the payable to reinsurers under these agreements, is as follows (in thousands of dollars):

                                                                         2001             2000
--------------------------------------------------------------------------------------------------
CLA                                                                   $ 10,102         $ 20,955
First Allmerica Financial Life Insurance Company                           207                -
                                                                  --------------------------------
Total reinsurance balances                                            $ 10,309         $ 20,955
                                                                  ================================





The effect of reinsurance on premiums and annuity considerations earned for years ended December 31 follow (in thousands of dollars):

                                                                2001               2000           1999
------------------------------------------------------------------------------------------------------------
Direct premiums                                               $  71,861          $  71,057      $  95,430
Premiums assumed from CLA                                       273,829            117,320        143,806
Premiums ceded                                                   (2,795)            (1,242)          (561)
------------------------------------------------------------------------------------------------------------
Net premiums and annuity considerations                       $ 342,895          $ 187,135      $ 238,675
============================================================================================================

NOTE G

Related Party Transactions.  In addition to the coinsurance agreements
--------------------------
mentioned above, CLA has a cost allocation arrangement based on generally accepted accounting principles with CLICA. For the years ended December 31, 2001, 2000 and 1999, these allocated costs amounted to $12,662,000, $9,112,000, and $7,755,000, respectively.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2001

NOTE G

Related Party Transactions (continued).
---------------------------------------

At December 31, 2001 and 2000, the amounts receivable and payable to CLA and affiliates, which include outstanding administrative expenses, are as follows (in thousands of dollars):

                                                      2001             2000
===============================================================================
Total Receivable                                 $      43          $     44
Total Payable                                       (4,042)           (2,898)
-------------------------------------------------------------------------------
Net Payable                                      $  (3,999)         $ (2,854)
===============================================================================

NOTE H

Separate Accounts. The Company's non-guaranteed separate accounts represent
-----------------
primarily funds invested in variable annuity policies issued by the Company. The assets of these funds are invested in shares of either eight unaffiliated management investment companies, or, prior to July 2000, in funds managed by CL Capital Management, Inc., an investment management subsidiary.

Premiums or deposits for years ended December 31, 2001, 2000 and 1999 were $60,864,000, $59,488,000 and $92,103,000, respectively. Total reserves were
$491,717,000 and $538,898,000 at December 31, 2001 and 2000, respectively. All reserves were subject to discretionary withdrawal, at fair value, with a surrender charge of up to 6%.

A reconciliation of the amounts transferred to and from the Separate Accounts for years ended December 31 is presented below (in thousands of dollars):

                                                                 2001             2000              1999
-----------------------------------------------------------------------------------------------------------
Transfers as reported in the Summary of
 Operations of the Separate Accounts
 statement:
  Transfers to Separate Accounts                             $  60,864       $  59,488         $  92,103
  Transfers from Separate Accounts                            (64,083)        (90,514)         (108,031)
-----------------------------------------------------------------------------------------------------------
Net transfers from Separate Accounts                           (3,219)        (31,026)          (15,928)

Reconciling adjustments:
  Net policyholder transactions                                  2,010             421               541
-----------------------------------------------------------------------------------------------------------
Transfers as reported in the Summary of
 Operations of the Life, Accident &
 Health annual statement                                     $ (1,209)       $(30,605)         $(15,387)
===========================================================================================================

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS

                               December 31, 2001

NOTE I

Annuity Reserves and Deposit Fund Liabilities. CLICA's withdrawal
---------------------------------------------
characteristics for annuity reserves and deposit fund liabilities at December 31 are summarized as follows (in thousands of dollars):

                                                       Amount                          Percent of Total
                                           ----------------------------------    -------------------------------
                                                    2001              2000                2001           2000
----------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
 With market value adjustment                 $  231,026        $  111,377             10.4%             5.4%
 At book value less surrender
  charge of 5% or more                           157,100           178,965              6.5%             8.6%
----------------------------------------------------------------------------------------------------------------
Subtotal                                         388,126           290,342             16.9%            14.0%
Subject to discretionary
 withdrawal without
 adjustment at book value
 (minimal or no charge or adjustment)            118,592            97,938              5.3%             4.7%
 Not subject to discretionary
  withdrawal                                   1,496,367         1,684,995             67.2%            81.3%
Structured settlement                            235,862                 -             10.6%                -
----------------------------------------------------------------------------------------------------------------
Total (gross)                                  2,238,947         2,073,275            100.0%           100.0%
Less: reinsurance ceded                            2,800             2,313
                                           ----------------------------------
Net annuity reserves and
 deposit fund liabilities                     $2,236,147        $2,070,962
                                           ==================================

A reconciliation to the Life & Accident & Health Annual Statement net annuity reserves and deposit fund liabilities at December 31, 2001 is as follows (in thousands of dollars):

Exhibit 8, Section B, Total (net)                                  $ 1,728,394
Exhibit 8, Section C, Total (net)                                       10,911
Exhibit 8, Section G, Total Lines 070001 and 070002                     11,491
Exhibit 10, Column 1, Line 14                                          484,988
Exhibit 11, Column 4, Line 3.4                                             363
                                                              -----------------
Total                                                              $ 2,236,147
                                                              =================

NOTE J

Capital and Surplus. The Company has two classes of capital stock: redeemable
-------------------
preferred stock ($10.00 par value) and common stock ($10.00 par value), ranked in order of liquidation preference. The preferred shares have no interest rate assigned, are non-voting and are redeemable at the Company's election at a redemption price of $10.00 per share.

Under applicable Michigan insurance law, the Company is required to maintain a minimum unimpaired capital and surplus of $1,000,000 and additional surplus of $500,000. At December 31, 2001, unimpaired capital and surplus were $32,200,000 and $125,067,000 respectively.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2001

NOTE J

--------------------------------

The maximum amount of dividends which can be paid, by insurance companies domiciled in the State of Michigan, to shareholders without prior approval of the Insurance Commissioner is limited to an amount which (together with any other dividends or distributions made within the preceding 12 months) does not exceed the lesser of: (i) the insurer's earned surplus (excluding surplus arising from unrealized capital gains); or (ii) the greater of (a) 10% of the insurer's surplus or (b) its net gain from operations for the preceding year ended December 31. Statutory surplus at December 31, 2001 was $125,067,000.
The maximum dividend payout which may be made without prior approval in 2002 is $0. Dividends are non-cumulative.

At December 31, 2001, the Company's capital and surplus exceeded the NAIC's "Risk Based Capital" requirements for life and health companies.

NOTE K

Fair Value of Financial Instruments.  The fair value of certain financial
-----------------------------------
instruments along with their corresponding carrying values at December 31 follow (in thousands of dollars). As the fair value of all the Company's assets and liabilities is not presented, this information in the aggregate does not represent the underlying value of the Company.

                                             2001                            2000
                                 -----------------------------    ----------------------------
                                     Fair         Carrying            Fair         Carrying     Valuation
                                    Value          Value             Value          Value        Method
-----------------------------------------------------------------------------------------------------------
Financial Assets
----------------
  Bonds                             1,499,622      1,465,356        $1,316,374    $1,325,626        1
  Common & preferred
   stocks excluding
   investment in
   subsidiaries                        15,093         15,093            17,842        17,842        1
  Mortgage loans                    1,015,493        919,350           973,391       891,694        2
  Interest rate swaps                   3,647          3,647             3,354             -        3
  Futures                               2,759          2,759               502           502        3

Financial Liabilities
---------------------
  Investment --type
   insurance contracts                495,195        504,969           373,946       373,436        4

1. Fair values are based on publicly quoted market prices at the close of trading on the last business day of the year. In cases where publicly quoted prices are not available, fair values are based on estimates using values obtained from independent pricing services, or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2001

NOTE K

-----------------------------------------------

2. Fair values are estimated using discounted cash flow analysis based on interest rates currently being offered for similar credit ratings.

3. Fair values for future contracts and interest rate swaps that have not settled are based on current settlement values.

4. Fair values for liabilities under investment-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

NOTE L

Transfer and Servicing of Financial Assets.
------------------------------------------

The Company lends its own securities to increase portfolio returns. Lending activities are covered by the Investment Policy: borrowers must be approved by the Company, standards for collateral must be met, and aggregate collateral value must be maintained at a minimum of 102% of the fair value of the securities loaned. Securities on loan at December 31, 2001, amounted to $138,229,000 aggregated as follows (in thousands of dollars):

                        Securities Description                      Fair Value
                        ----------------------                      ==========
US treasury strips                                                 $   60,149
US treasury bonds                                                      20,096
US treasury notes                                                      29,361
Other than US Treasury Securities                                      28,623
                                                             ------------------
Grand Total                                                        $  138,229
                                                             ==================

The Company has no servicing assets or liabilities.

NOTE M

Contingencies. The Company has been named in various pending legal proceedings
-------------
considered to be ordinary routine litigation incidental to the business of the Company. The Company believes contingent liabilities arising from litigation, income taxes and other matters will not have a material adverse effect on the Company's future results of operations or financial position.

                CANADA LIFE INSURANCE COMPANY OF AMERICA
  ADMINISTRATIVE OFFICE: 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339
                      PHONE: 1-800-905-1959
===============================================================================



                 VARIFUND(R) ADVISOR PROSPECTUS

        CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
        Flexible Premium Variable Deferred Annuity Policy
                       May 1, 2002
===============================================================================



This Prospectus describes the Varifund(R) Advisor, a flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America (we, our, us, or the Company). Please read this prospectus before investing, and keep it for future reference. It contains important information about the Varifund variable annuity.



You (the Owner) may put your money into 37 investment choices: a fixed account and 36 Subaccounts of the Canada Life of America Variable Annuity Account 1. Money you direct into a Subaccount is invested exclusively in a single portfolio of one of the following funds:


..    The Alger American Fund
..    Berger Institutional Products Trust
..    The Dreyfus Socially Responsible Growth Fund, Inc.
..    Dreyfus Variable Investment Fund
..    Fidelity Variable Insurance Products Funds
..    Goldman Sachs Variable Insurance Trust
     Levco Series Trust
..    The Montgomery Funds III
..    ProFunds VP (ProFunds)
..    Seligman Portfolios, Inc.
..    Van EckWorldwide Insurance Trust


Your investments in the Subaccounts are not guaranteed. You could lose your money. Money you direct into the fixed account is guaranteed to earn interest at a minimum rate of 3%.

Variable annuities involve certain risks, and you may lose some or all of your money.
..   The investment performance of the underlying portfolios in which the
    Subaccounts invest will vary.
..   We do not guarantee how any of the underlying portfolios will perform.
..   The Policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the Policy.
..   Neither the U.S. Government nor any federal agency insures your investment in the Policy.


To learn more about the Varifund(R) Advisor, you may want to refer to the Statement of Additional Information (SAI) dated the same date as this prospectus. For a free copy of the SAI, contact us at the address above. We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. The table of contents for the SAI appears at the end of this prospectus.


The SEC maintains an Internet website (http://www.sec.gov) that contains the
                                       ------------------
SAI, material incorporated by reference, and other information. You may also read and copy these materials at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC's public reference room.


The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

This prospectus must be accompanied or preceded by a current prospectus for each of the funds listed above.


For sale by registered representatives who are investment advisors only. There is no assurance that any adviser will successfully predict market fluctuations.

                              TABLE OF CONTENTS

                                    Page


SUMMARY........................................................1
FEE TABLE......................................................8
   CONDENSED FINANCIAL INFORMATION............................15
THE COMPANY AND THE FIXED ACCOUNT.............................15
   The Fixed Account..........................................16
THE VARIABLE ACCOUNT AND THE PORTFOLIOS.......................18
   The Variable Account.......................................18
   The Portfolios.............................................18
   Availability of the Portfolios.............................21
PURCHASE OF A POLICY..........................................22
   Initial Premium............................................22
   "Section 1035" Exchanges...................................22
   Ten Day Right to Examine Policy............................22
   Electronic Data Transmission of Application Information....23
   Premium Allocation.........................................23
   Additional Premium.........................................24
POLICY VALUES.................................................24
   Policy Values..............................................24
   Subaccount Values..........................................25
TRANSFERS.....................................................26
   Transfer Privilege.........................................26
   Excessive Trading Limits...................................26
   Telephone and Fax Transfer Requests........................26
OWNER SERVICES
   Intouch(R)Voice Response System............................27
   Pre-Authorized Check Agreement Plan (PAC)..................27
   Dollar Cost Averaging......................................27
   Automatic Portfolio Rebalancing............................28
   Systematic Withdrawal Privilege............................28
ACCESS TO YOUR MONEY..........................................29
   Cash Surrender Value.......................................29
   Partial Withdrawals........................................30
   Restrictions Under the Texas Optional Retirement Program...30
   Automatic Termination......................................31
DEATH BENEFITS................................................31
   Notification of Death......................................31
   Payment on Death of Any Owner Before the Annuity Date......32
   Payments on Death of an Owner On or After the Annuity Date 32
   Payments on the Death of Any Owner.......................  32
FEES AND CHARGES............................................  32
   Surrender Charge...........................................32
   Mortality and Expense Risk Charge..........................34
   Daily Administration Fee...................................35
   Annual Administration Charge...............................35
   Transfer Fee...............................................35
   Portfolio Fees and Charges.................................35
   Taxes......................................................35
ANNUITY PAYMENT OPTIONS.......................................36
   Annuity Date...............................................36
   Annuity Payout Options.....................................36
   Description of Payment Options.............................36
   Determining the Amount of Your Annuity Payment.............37
YIELDS AND TOTAL RETURNS......................................37
   Yields.....................................................37
   Total Returns..............................................38
   Industry Comparison........................................38
   Tax Deferral Charts........................................39
FEDERAL TAX MATTERS...........................................39
   Taxation of Non-Qualified Policies.........................39
   Taxation of Qualified Policies.............................40
   Possible Tax Law Changes...................................41
DISTRIBUTION OF POLICIES......................................42
OTHER INFORMATION.............................................42
   Other Policy Provisions....................................42
   Periodic Reports...........................................43
   Postponement of Payment....................................44
   Interest on Proceeds.......................................44
   State Variations...........................................44
   Legal Proceedings..........................................44
   Voting Rights..............................................44
   Insurance Marketplace Standards Association................45
FINANCIAL STATEMENTS..........................................45
GLOSSARY......................................................45
Statement of Additional Information - Table of Contents.......48
APPENDIX A: CONDENSED FINANCIAL INFORMATION...................49

-------------------------------------------------------------------------------
                                    SUMMARY
-------------------------------------------------------------------------------

This summary provides a brief description of some of the features and charges of the Varifund Policy. More detailed information about the Policy appears later in this prospectus. Please read the remainder of this prospectus carefully.

For your convenience, we have provided a Glossary of special terms at the back of this prospectus.

1.       WHAT IS THE VARIFUND VARIABLE ANNUITY?

Varifund is a contract between you (the owner) and Canada Life, a life insurance company Like all deferred annuities, Varifund has two phases: the accumulation phase and the payout phase. During the accumulation phase, you can save for retirement by investing in the investment options and pay no federal income taxes on any earnings until you take money out by full or partial withdrawals, or we make annuity payments to you, or we pay a death benefit.

During the payout phase, you can receive retirement income for life and/or for a pre-set number of years by selecting one of the annuity payment plans. The amount of money you accumulate in your Policy during the accumulation phase and apply to an annuity plan will be used to determine the amount of your annuity payments during the payout phase.



2.       WHO SHOULD PURCHASE THE VARIFUND POLICY?


This Policy is only available to individuals who are represented by a financial
-------------------------------------------------------------------------------
or investment advisor.
---------------------


We have designed this Policy for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Policy if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Policy through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Policy (including annuity income benefits) before purchasing the Policy, since the tax-favored arrangement itself provides tax-sheltered growth.



3.       HOW DO I PURCHASE VARIFUND? (See "Purchase of a Policy.")

You may purchase the Varifund Policy with a minimum premium payment of $5,000 (generally $2,000 if the Policy is an IRA). You may purchase a Policy with a premium of $100 (generally $50 if the Policy is an IRA), if the premium payment is submitted with a pre-authorized check (PAC) agreement.

4. CAN I PURCHASE THE POLICY BY EXCHANGING MY EXISTING ANNUITY? (See "Purchase of a Policy.")

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy. (That person is likely to earn a commission if you buy this Policy through an exchange or otherwise.)

5.       WHAT IS THE RIGHT TO EXAMINE PRIVILEGE?  (See "Purchase of a Policy.")

After you receive the Policy, you have a limited period of time (usually 10 to 20 days) during which you may cancel your Policy and receive a refund. This period of time is referred to as the "right to examine" period and is established by state law. If you cancel your Policy during this period, your refund will depend on your state of residence.

To cancel your Policy and receive a refund, please return your Policy with your notice of cancellation during the right to examine period. We will pay the refund within 7 days after we receive the Policy and written request for cancellation at the Administrative Office. The Policy will be void once we issue your refund.

If the Policy is issued as an IRA and canceled within 7 days, we will return all premiums if the premiums are greater than the amount otherwise payable.

6. CAN I MAKE ADDITIONAL PREMIUM PAYMENTS? (See "Policy Values" and "Owner Services.")

You may make additional premium payments before the Annuity Date. Additional premium payments must be at least $1,000 or $100 per month if paid PAC (or $50 per month if paid by PAC and the Policy is an IRA). You must obtain prior approval before your total premiums paid can exceed $1,000,000.

7. WHAT ARE MY INVESTMENT OPTIONS UNDER VARIFUND? (See "The Variable Account and the Portfolios.")



Currently, you may invest your money during the accumulation period in any of the 36 Subaccounts. Each Subaccount invests in a single portfolio of a fund. The portfolios currently available under this Policy are:

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       Fidelity VIP Index 500 Portfolio (Initial Class)
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             Fidelity VIP Investment Grade Bond Portfolio (Initial Class)
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                Fidelity VIP Growth Opportunities Portfolio (Initial Class)
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         Goldman Sachs VIT Capital Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT-International Fund                                         Goldman Sachs VIT CORE(SM) U.S. Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT-Small Company Growth Fund                                  Goldman Sachs VIT Growth and Income Fund
----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial shares)  Levco Equity Value Fund
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF-Appreciation Portfolio (Initial shares)                   Montgomery Variable Series: Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF-Growth and Income Portfolio (Initial shares)              Montgomery Variable Series: Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Initial Class)                         ProFund VP Money Market
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (Initial Class)                    ProFund VP Bull Plus
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (Initial Class)                   ProFund VP UltraMid-Cap
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (Initial Class)                       ProFund VP UltraOTC
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio (Initial Class)                  ProFund VP UltraSmall-Cap
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (Initial Class)                     ProFund VP Bear
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Initial Class)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Seligman Communications and Information Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Seligman Frontier Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Seligman Global Technology Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Seligman Small-Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Van Eck Worldwide Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Van Eck Worldwide Real Estate Fund
-----------------------------------------------------------------------------------------------------------------------------------



Each portfolio holds its net assets separately from the assets of the other portfolios. Each portfolio has distinct investment objectives and policies that are described in the accompanying prospectuses for the funds.

The value of your investment in the Subaccounts will fluctuate daily based on the investment results of the portfolios in which you invest, and the fees and charges deducted. Depending on market conditions, you can make or lose money in any of the Subaccounts.

We reserve the right to offer different investment choices in the future.

You can also allocate your money to the guaranteed interest accounts.


8.      HOW DOES THE FIXED ACCOUNT WORK?  (See "The Company and the Fixed
Account.")


You may elect to place all or part of your premium in the sections of the fixed account we call the guaranteed interest accounts. You may also transfer money from the Subaccounts and guaranteed interest accounts into (other) guaranteed interest accounts.

Guaranteed Interest Accounts. Currently, you may place your money in a
-----------------------------
guaranteed interest account with a duration of one, three, five, seven, or ten years. The duration you select (also called the guaranteed interest period) will determine the interest rate we credit. We will credit your allocation with the guaranteed interest rate for the duration you select, so long as you do not surrender, withdraw or transfer the amounts in the guaranteed interest account before the end of the guaranteed interest period.

If you keep the full amount in a guaranteed interest account until the end of the guaranteed interest period, we guarantee that the amount in the account will equal the amount you originally placed in the account increased by the interest rate, annually compounded, for that guaranteed interest period.

Market Value Adjustment. If you surrender, withdraw or transfer before the end
------------------------
of a guaranteed interest period, we will apply a Market Value Adjustment to the amount of that transaction that is being taken from the guaranteed interest account. A Market Value Adjustment will either increase or decrease the amount in the guaranteed interest account. A Market Value Adjustment never results in a reduction in interest to less than 3 percent per year on the amount you allocated to the guaranteed interest account. This adjustment does not apply to the one-year guaranteed interest period.

We do not apply a Market Value Adjustment when:

     . the date of the surrender, withdrawal, or transfer is within 30 days after the end of a guaranteed interest period;
     . the surrender, withdrawal, or transfer is from the one year guaranteed interest period; or
     . the surrender, withdrawal, or transfer is to provide death benefits, nursing home benefits, terminal illness benefits or annuitization.

The fixed account, the Market Value Adjustment and certain guaranteed interest periods might not be available in all jurisdictions. The fixed account does not participate in the investment performance of the Subaccounts.


9. MAY I TRANSFER MY MONEY IN THE POLICY AMONG THE SUBACCOUNTS AND THE GUARANTEED INTEREST ACCOUNTS? (See "Transfers.")


Subject to some restrictions, you may transfer some or all of your assets in a Subaccount to another Subaccount, or to a guaranteed interest account in the fixed account. You may transfer some or all of your assets in a guaranteed interest account to another guaranteed interest account or to a Subaccount(s), but such transfer will be subject to a Market Value Adjustment, unless taken at the end of the guaranteed interest period. We assess a $25 fee for each transfer after the 12th in a single Policy year. Transfers effected through the Intouch(R) Voice Response System are free, regardless of the number of transfers made per Policy year.


10. DO I HAVE ACCESS TO MY MONEY? (See "Access to Your Money" and "Federal Tax Matters.")

During the accumulation period, you may withdraw some or all of your Cash Surrender Value (that is, your Policy Value, minus the annual administration charge, applicable surrender charges and taxes due, and adjusted by any applicable Market Value Adjustment), by sending a written request to the Administrative Office. The minimum amount you can withdraw is $250.


Full and partial withdrawals may be subject to a surrender charge, if the amount withdrawn exceeds the free withdrawal amount and the withdrawal occurs while surrender charges apply. If you take a withdrawal from the guaranteed interest accounts, other than the one-year guaranteed interest account, then the withdrawal will be subject to a Market Value Adjustment.

You may have to pay federal income taxes on amounts you withdraw, and a federal penalty tax may be assessed.


11.      WHAT CHARGES WILL I PAY?  (See "Fees and Charges.")


Surrender Charge: We deduct a surrender charge if you withdraw all or part of
-----------------
your Policy Value while surrender charges are in effect under the Policy. We calculate the surrender charge from the date you made the premium payment being withdrawn.

The surrender charge will vary depending on the number of years since you paid the premium payment, as shown in this chart:


-----------------------------------------------------
Policy Years Since                   Surrender
------------------                   ---------
 Premium Was Paid                      Charge
 ----------------                      ------

Less than 2..................            6%
2............................            5%
3............................            5%
4............................            4%
5............................            3%
6............................            2%
Greater than 7...............           None

-----------------------------------------------------


We deduct any surrender charge from the amount being withdrawn.

We will not assess a surrender charge on the free withdrawal amount. In any Policy year, the free withdrawal amount must either be withdrawn in one or more written request or withdrawn using the Systematic Withdrawal Privilege. In any single Policy year, the free withdrawal amount is equal to:

     . 100% of investment earnings in the Subaccounts available at the time the withdrawal request is processed, plus 100% of interest earned in the fixed account; plus

     .    10% of premiums that you paid into the Policy less than 7 years
          (5 years in certain circumstances) from the date of withdrawal or surrender. (No more than 10% may be withdrawn in a single Policy year, even if you have not withdrawn the maximum amount in previous years.)


Withdrawals taken from the guaranteed interest accounts, other than the one-year guaranteed interest account, will be subject to a Market Value Adjustment.

We will not assess a surrender charge on amounts required to be withdrawn from a Qualified Policy, pursuant to the minimum required distribution rules under federal tax laws.

You may always withdraw 100% of premiums paid that have been held in the Policy 7 years or more (5 years for certain Policies) from the date the premium was paid without incurring a surrender charge. We will make withdrawals from premiums paid on a "first in, first out" basis.

We will waive the surrender charge on the payment of a death benefit, annuitization under payment option 1, or when you take a surrender or withdrawal if you are terminally ill or confined on a long-term basis to a hospital or nursing home, as defined in your Policy.

Mortality and Expense Risk Charge: Before the Annuity Date, we deduct a
----------------------------------
mortality and expense risk charge each day from your value in the Subaccounts at an annual rate of 1.25%.

Annual Administration Charge: We deduct an annual administration charge of $30
-----------------------------
on each Policy anniversary. We will also deduct this charge if the Policy is surrendered. If the Policy Value on the Policy anniversary is $75,000 or more, we will waive the annual administration charge. We will also waive the annual administration Charge if the Policy is a Tax-Sheltered Annuity.

Daily Administration Fee: Before the Annuity Date, we deduct a daily
-------------------------
administration fee from your value in the Subaccounts at the annual rate of 0.15%.

Transfer Fee: The first 12 transfers during each Policy year are free. We
-------------
currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy year. We will not assess a transfer fee when you use the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging.

Premium Taxes: If your state requires us to pay taxes on premium payments we
--------------
receive, we will deduct a charge from your premiums equal to the amount of premium taxes we must pay. Premium taxes currently ranges from 0% to 3.5%. We deduct the charge either from your premiums when paid, from your Policy Value on surrender, partial withdrawal, or annuitization, or on any payment upon death of an owner or last surviving annuitant.



Portfolio Fees and Charges: Each portfolio deducts portfolio management fees
---------------------------
and expense charges from the amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and charges will reduce the value of your investment in the Subaccounts. For 2001, these charges ranged from .28% to 1.81% annually. See the "Fee Table" and fund prospectuses for more information.



Compensation:  For information concerning compensation we pay for the sale of
-------------
Policies, see "Distribution of Policies."


12.      WHAT ANNUITY PLANS DOES VARIFUND OFFER?  (See "Annuity Payment
Options.")

Beginning on the Annuity Date, the annuitant may receive fixed annuity payments on a monthly, quarterly or annual basis. We will make payments during the annuitant's lifetime or for 10 years, whichever is longer, unless you have elected another payment option. We will calculate the annuity payments based upon your Policy Value on the Annuity Date (reduced by a 2% sales/administrative charge assessed when payments begin). If you select any payment other than payment option 1, we will assess applicable surrender charges when you annuitize.


13.      WHAT IS THE DEATH BENEFIT?  (See "Death Benefits.")


If the last surviving annuitant dies before the Annuity Date, we will pay a Death Benefit to the beneficiary named by the owner.

         If we receive Due Proof of Death during the first five Policy years,
                                          ------
         the Death Benefit is the greater of:



             (a) Premiums paid, reduced by any prior partial withdrawals taken, surrender charges paid, and premium taxes paid or due; or
             (b) Policy Value on the date we receive Due Proof of Death, less premium taxes due.



         If we receive Due Proof of Death after the first five Policy years,
                                          -----
the Death Benefit is the greatest of:



             1.   item "(a)" above;
             2.   item "(b)" above; or
             3. (c) the Policy Value on the most recent 5-Year-Policy anniversary that occurred before the date we receive Due Proof of Death. This value will be reduced by any partial withdrawals taken, surrender charges paid, and taxes due, and increased by any premiums paid since the most recent 5-Year-Policy anniversary. Each 5-Year-Policy anniversary is measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

If you purchase the Policy after May 1, 2002, and if (c) exceeds (b) by an amount greater than $1,000,000, then the Death Benefit under 3. above will be
(b) plus $1,000,000. This provision is subject to state approval.
If, on the Policy Date, any annuitant has reached age 81, the Death Benefit is the greater of items "(a)" or "(b)" above.



If any owner who is not the last surviving annuitant dies before the Annuity Date, we will pay the beneficiary the Policy Value as of the date we receive Due Proof of Death for the owner.


Take care when naming owners, annuitants, and beneficiaries as it will affect the values, if any, that are paid on death.

14.      HOW WILL MY INVESTMENT IN VARIFUND BE TAXED?  (See "Federal Tax
Matters.")


The Policy's earnings generally are not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% federal penalty tax on the earnings.

Because the annuity payments you receive during the income phase are considered partly a return of your original investment , a portion of each annuity payment is not taxable as income until the "investment in the contract" has been fully recovered.

Death benefits are taxable and generally are included in the income of the recipient as follows:

     . if received under a payment option, death benefits are taxed in the same manner as annuity payouts;
     . if not received under a payment option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

Different tax consequences may apply for a Policy used in connection with a qualified retirement plan.


15.      WHAT ADDITIONAL FEATURES ARE AVAILABLE UNDER THE POLICY?


This Policy has additional features that may interest you. They include the following:

     . Pre-Authorized Check Agreement Plan: You may choose to have monthly premiums automatically collected from your checking or savings account.

     . Electronic Data Transmission Of Application Information: In certain states, we may accept electronic data transmission of application information accompanied by a wire transfer of the initial premium.


     . Intouch(R) Voice Response System: This interactive voice response system accessible through your touch tone telephone permits you to obtain current Subaccount balances, current Policy Values and current accumulation unit values; change your Subaccount allocation; and effect transfers between Subaccounts or to the guaranteed interest accounts.


     . Dollar Cost Averaging: You may arrange to have a certain amount of money automatically transferred on a periodic basis from any Subaccount or one-year guaranteed interest account to any other Subaccount. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

     . Automatic Portfolio Rebalancing: Upon your request, we will automatically transfer amounts among Subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the Subaccounts.

     . Systematic Withdrawal: You may elect to withdraw a fixed amount from the Subaccounts and the guaranteed interest accounts on a monthly, quarterly, semi-annual or annual basis, beginning thirty days after the Policy Date. Surrender charges and a Market Value Adjustment may apply.



     . Telephone Or Fax Transactions: You may make transfers, partial withdrawals and/or change the allocation of additional premium payments by telephone or fax.




16.      DOES CANADA LIFE OFFER OTHER POLICIES?


We offer other variable annuity policies that may invest in the same portfolios of the funds. These policies may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable for your needs. For more information about these policies, please contact your registered representative who is our agent.


17.      WHOM CAN I CONTACT FOR MORE INFORMATION?


We will be happy to answer your questions about the Policy or our procedures. Call or write to us at:

         Administrative Office
         ---------------------
         6201 Powers Ferry Road, N.W.

         Atlanta, GA 30339

         Phone:    1-800-905-1959
         Fax:      1-888-670-4836


         Monday -- Thursday, 8:00 a.m. -- 5:00 p.m. Eastern Time
                   Friday, 8:00 a.m. -- 5:00 p.m. Eastern Time


Please include your Policy number and the names of the owner and the annuitant. If you have questions concerning your investment strategies, please contact your registered representative.

--------------------------------------------------------------------------------


                   FEE TABLE (During the Accumulation Period)


--------------------------------------------------------------------------------

This table is intended to assist you in understanding the various costs and expenses that you will bear directly or indirectly by investing in the Policy. It reflects expenses of the Subaccounts as well as the underlying portfolios. Expenses for the portfolios are not fixed and may be higher or lower in future years than those stated below.

OWNER TRANSACTION EXPENSES/1/

    .   Sales charge deducted from premium payments........................................          None

    .   Maximum surrender charge (as a percentage of amount surrendered)/2/................         6.00%

    .   Transfer fee
           First 12 transfers each Policy year.............................................        No fee
           Each transfer thereafter................................................$25 per transfer
           Transfer fee when using the Intouch(R)Voice Response System                             No fee

ANNUAL ADMINISTRATION CHARGE                                                                          $30
(waived for the prior Policy Year if the Policy Value is $75,000 or more on the Policy Anniversary or if the Policy is a Tax-Sheltered Annuity)

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in each Subaccount)

    .   Mortality and expense risk charges                                                           1.25%
    .   Annual rate of daily administration fee                                                      0.15%

        TOTAL Variable Account annual expenses.............................................          1.40%

/1/   The following information regarding expenses assumes that the entire
 -
Policy Value is in the Variable Account.


/2/   The surrender charge decreases based on the number of years since each
 -
premium payment was made, from 6% in the first year to 0% in the eighth year after the premium payment was made. The charge is waived in some circumstances. A surrender charge is not assessed against the free withdrawal amount. See "Fees and Charges."


PORTFOLIO ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------


(After Expense Reimbursement, as indicated, and as a percentage of average net assets)



---------------------------------------------------------------------------------------------------------------------------------
                      Portfolio                            Management       12b-1Fees     Other Expenses            Total
                      ---------                            ---------        ---------     --------------            -----
                                                              Fees                        (After Waivers       Annual Expenses
                                                              ----                        --------------       ---------------
                                                                                            and Expense      (After Waivers and
                                                                                            -----------      ------------------
                                                                                          Reimbursements)          Expense
                                                                                          ---------------          -------
                                                                                                               Reimbursements)
                                                                                                               --------------
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth                                        0.75%            0.00%            0.06%                0.81%
Alger American Leveraged AllCap                              0.85%            0.00%            0.07%                0.92%
Alger American MidCap Growth                                 0.80%            0.00%            0.08%                0.88%
Alger American Small Capitalization                          0.85%            0.00%            0.07%                0.92%
Berger IPT-International/1/                                  0.85%            0.00%            0.35%                1.20%
Berger IPT-Small Company Growth/1/                           0.85%            0.00%            0.13%                0.98%
Dreyfus Variable Investment Trust ("VIF")                    0.75%            0.00%            0.03%                0.78%
Appreciation Portfolio/2/  (Initial shares)
Dreyfus VIF-Growth and Income Portfolio/2/  (Initial         0.75%            0.00%            0.05%                0.80%
shares)
The Dreyfus Socially Responsible Growth Fund, Inc./2/        0.75%            0.00%            0.03%                0.78%
(Initial shares)
Fidelity VIP Growth/3/  (Initial Class)                      0.58%            0.00%            0.07%                0.65%

Fidelity VIP High Income/3/ (Initial Class)                  0.58%            0.00%            0.12%                0.70%
Fidelity VIP Money Market (Initial Class)                    0.18%            0.00%            0.10%                0.28%
Fidelity VIP Overseas/3/ (Initial Class)                     0.73%            0.00%            0.14%                0.87%
Fidelity VIP Asset Manager/3/ (Initial Class)                0.53%            0.00%            0.10%                0.63%
Fidelity VIP Contrafund(R)/3/ (Initial Class)                0.58%            0.00%            0.06%                0.64%
Fidelity VIP Index 500/4/ (Initial Class)                    0.24%            0.00%            0.04%                0.28%
Fidelity VIP Investment Grade Bond (Initial Class)           0.43%            0.00%            0.11%                0.54%
Fidelity VIP Growth Opportunities/3/ (Initial Class)         0.58%            0.00%            0.09%                0.67%
Goldman Sachs VIT Capital Growth/5/                          0.75%            0.00%            0.25%                1.00%
Goldman Sachs VIT CORE/SM/ U.S. Equity/5/                    0.70%            0.00%            0.11%                0.81%
Goldman Sachs VIT Growth and Income/5/                       0.75%            0.00%            0.25%                1.00%
Levco Equity Value Fund/6/                                   0.85%            0.00%            0.25%                1.10%
Montgomery Variable Series: Emerging Markets                 1.25%            0.00%            0.42%                1.67%
Montgomery Variable Series: Growth/7/                        0.65%            0.00%            0.63%                1.28%
ProFund VP Money Market/13/                                  0.75%            0.25%            0.60%                1.60%
ProFund VP Bull Plus                                         0.75%            0.25%            0.94%                1.94%
ProFund UltraMid-Cap                                         0.75%            0.25%            0.97%                1.97%
ProFund VP UltraOTC                                          0.75%            0.25%            0.95%                1.95%
ProFund VP UltraSmall-Cap/14/                                0.75%            0.25%            0.98%                1.98%
ProFund VP Bear                                              0.75%            0.25%            0.89%                1.89%
Seligman Communications and Information (Class 1)            0.75%            0.00%            0.18%                0.93%
Seligman Frontier (Class 1)/8/                               0.75%            0.00%            0.26%                1.01%
Seligman Global Technology (Class 2)/9/, /10/                1.00%            0.14%            0.40%                1.54%
Seligman Small-Cap Value (Class 2)/9/, /10/                  1.00%            0.19%            0.20%                1.39%
Van Eck Worldwide Emerging Markets Fund/11/                  1.00%            0.00%            0.28%                1.28%
Van Eck Worldwide Real Estate Fund1/2/                       1.00%            0.00%            0.50%                1.50%

/1/ The Managers of the Berger IPT-International Fund and Berger IPT-Small Company Growth Fund have agreed to waive their management fees and reimburse the funds for additional expenses to the extent that the funds' total annual expenses exceed 1.20% and 0.98%, respectively. Absent this waiver, the Management Fees, Other Expenses, and Total Annual Expenses would have been 0.85%, 0.75% and 1.60% for the Berger IPT-International Fund and 0.85%, 0.13% and 0.98% for the Berger IPT-Small Company Growth Fund. This waiver may not be terminated or amended except by a vote of each of the fund's Board of Trustees.

/2/ Dreyfus VIF-Appreciation Portfolio, Dreyfus VIF-Growth and Income Portfolio, and The Dreyfus Socially Responsible Growth Fund, Inc. are Initial Share Class. Actual expenses in future years may be higher or lower than presented. Please consult the underlying mutual fund prospectus for more complete information.

/3/ The fund's manager has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the above table (as calculated per annum) of each Fund's respective average daily net assets. Without such limitation or reduction, the "Other Expenses" and Total Annual Expenses for the Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Overseas, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, and Fidelity VIP Growth Opportunities would be .10% and 0.68%, 0.13% and 0.71%, 0.19% and 0.92%, 0.11% and 0.64%, and 0.10% and 0.68%, and 0.11% and 0.69%
     respectively.

/4/ The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement may be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.11%, and 0.35%, respectively.

/5/ Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the above table (as calculated per annum) of each fund's respective average daily net assets. Without such limitation or reduction, the "Other Expenses" and Total Annual Expenses for the Goldman Sachs VIT Capital Growth, CORE/SM/ US Equity, and Growth and Income funds would be 0.94% and 1.69%, 0.12% and 0.82%,0.42% and 1.17% respectively. CORE/SM/ is a service mark of Goldman, Sachs & Co. VIT CORE U.S. Equity Fund was under the cap at December 31, 2001. Actual Other Expenses were running at 0.11%. Other expenses for the VIT CORE U.S. Equity Fund are capped at 0.20%.

/6/ The investment adviser, John A. Levin & Co., Inc., voluntarily has undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions and extraordinary expenses). Such arrangements typically take the form of either a reimbursement of expenses or a fee waiver by the investment adviser. The investment adviser has reserved the right to discontinue this arrangement at any time. Without the reimbursement the Other Expenses and Total Annual Expenses would be 0.68% and 1.53% respectively.

/7/ The manager of the Montgomery Variable Series: Growth Fund voluntarily reimbursed the Growth Fund for a portion of its management fee. The Management Fee, Other Expenses, and Total Annual Expenses, absent voluntary reimbursements for the Growth Fund, were 1.65%, 1.58% and 3.23%, respectively.

/8/ Effective November 16, 2001, J. & W. Seligman & Co. Incorporated voluntarily agreed to reimburse expenses of the Seligman Frontier Portfolio, other than the management fee, which exceed 0.75%. Prior to that, other expenses in excess of 0.20% were reimbursed. Without reimbursement, Other Expenses and Total Annual Expenses would have been 0.49% and 1.24% respectively.

/9/ J. & W. Seligman & Co. Incorporated voluntarily agreed to reimburse expenses of the Seligman Global Technology Portfolio and the Seligman Small-Cap Value Portfolio, other than management and 12b-1 fees, which exceed 0.40 % and0.20%, respectively. Without reimbursements, Other Expenses and Total Annual Expenses would have been 0.61% and 1.75% respectively for the Seligman Global Technology Portfolio and 0.22% and 1.41% respectively, for the Seligman Small-Cap Value Portfolio.

/10/ The Seligman Global Technology Portfolio Management Fee annual rate of
     1.00% applies to the Portfolio's first $ 2 billion in average daily net assets. The rate declines to .95% of the Portfolio's average daily net assets on the next $2 billion in net assets, and to 0.90% of the Portfolio's average daily net assets in excess of $4 billion. The Seligman Small-Cap Value Portfolio Management Fee annual rate of 1.00% applies to the Portfolio's first $500 million in average daily net assets. The rate declines to 0.90% of the Portfolio's average daily net assets on the next $500 million in net assets, and to 0.80% of the Portfolio's average daily net assets in excess of $1 billion.

/11/ Van Eck Associates Corporation may sometimes waive fees and/or reimburse certain expenses of the Fund. Without reimbursement, Other Expenses and Total Annual Expenses would have been 0.30% and 1.30% respectively.

/12/ Van Eck Associates Corporation may sometimes waive fees and/or reimburse certain expenses of the Fund. Without reimbursement, Other Expenses and Total Annual Expenses would have been 0.62% and 1.62% respectively.

/13/ Other Expenses for the ProFund VPs UltraMid-Cap and Money market are estimates as these ProFunds have not yet been in operation for 6 months as of December 31,2001.

/14/ ProFund Advisors has contractually agreed to waive investment Advisory and Management Services Fees and to reimburse other expenses for certain Funds to the extent the Fund's Total Annual Operating Expenses exceed 1.98% of the Fund's average daily net assets through December 31, 2002. Without this agreement, Other Expenses and Total Annual Expenses for ProFund VP UltraSmall-Cap would have been 1.11% and 2.11%, respectively. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to the Advisor from time to time through the next three fiscal years to the extent that the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

    There is no assurance that these waivers or reimbursements will continue in the future. If any waivers or reimbursements are discontinued or changed, we will provide you with an update to the prospectus.

The data with respect to the funds' annual expenses have been provided to us by the funds and we have not independently verified such data.



Annunization Charge: If you annuitize your Policy, a fee of 2% will be deducted from the amount annuitized for administration and sales expenses.

For a more complete description of the various costs and expenses, see "Fees and Charges" and the Funds' prospectuses. In addition to the expenses listed above, premium taxes may apply, a Market Value Adjustment may apply to amounts held in the Fixed Account (see "Market Value Adjustment").



EXAMPLES

The following examples show what your costs would be under this Policy using certain assumptions. The examples are based on the fees and charges for the Policy and the portfolio as stated in the Fee Table above. These examples assume that any applicable portfolio fee waivers and reimbursements will continue for the length of time shown in the examples. We cannot guarantee that they will continue.

An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and that the entire $1,000 is invested in the Subaccount listed.


1. If the Policy is surrendered (or annuitized under an option other than Option 1) at the end of the applicable time period (reflecting Subaccount Annual Expenses of 1.40% and the maximum surrender charges):



Subaccount                                                       Year 1       Year 3         Year 5        Year 10
                                                                 ------       ------         ------        -------
Alger American Growth                                                78          120            165            275
Alger American Leveraged AllCap                                      80          124            170            286
Alger American MidCap Growth                                         79          122            168            282
Alger American Small Capitalization                                  80          124            170            286
Berger IPT-International                                             82          132            184            314
Berger IPT-Small Company Growth                                      80          125            173            292
Dreyfus VIF Appreciation                                             78          119            163            272
Dreyfus VIF Growth & Income                                          78          120            164            274
Dreyfus Socially Responsible                                         78          119            163            272
Fidelity VIP Growth                                                  77          116            157            259
Fidelity VIP High Income                                             77          117            159            264
Fidelity VIP Money Market                                            73          104            138            221
Fidelity VIP Overseas                                                79          122            168            281
Fidelity VIP Asset Manager                                           77          115            156            257
Fidelity VIP Contrafund                                              77          115            156            258
Fidelity VIP Index 500                                               73          104            138            221
Fidelity VIP Invest Grade Bond                                       76          112            151            248
Fidelity VIP Growth Opportunities                                    77          116            158            261
Goldman Sachs CORE U.S. Equity                                       78          120            165            275
Goldman Sachs VIT Capital Growth                                     80          126            174            294

Goldman Sachs VIT Growth and Income                                  80          126            174            294
Montgomery Variable Series: Emerging Markets                         87          146            207            357
Montgomery Variable Series: Growth                                   83          134            188            321
Seligman Communications and Information                              80          124            171            287
Seligman Frontier                                                    80          126            175            295
Seligman Global Technology                                           86          142            201            346
Seligman Small Cap Value                                             84          138            194            332
ProFund Money Market                                                 86          144            204            351
ProFund Bull Plus                                                    90          154            220            382
ProFund Ultra OTC                                                    90          154            220            383
Profund Ultra Small Cap                                              90          155            222            385
Profund Bear                                                         89          152            218            377
Van Eck Global: Emerging Markets                                     83          134            188            321
Van Eck Global: Real Estate                                          85          141            199            342

2      If the Policy is not surrendered or is annuitized under Option 1 at then end of the applicable time period (reflecting Subaccount Annual Expenses of 1.40% and no surrender charges):


Subaccount                                                     Year 1          Year 3      Year 5           Year 10
                                                               ------          ------      ------           -------
Alger American Growth                                              24              75         129               275
Alger American Leveraged AllCap                                    26              79         134               286
Alger American MidCap Growth                                       25              77         132               282
Alger American Small Capitalization                                26              79         134               286
Berger IPT-International                                           28              87         148               314
Berger IPT-Small Company Growth                                    26              80         137               292
Dreyfus VIF Appreciation                                           24              74         127               272
Dreyfus VIF Growth & Income                                        24              75         128               274
Dreyfus Socially Responsible                                       24              74         127               272
Fidelity VIP Growth                                                23              71         121               259
Fidelity VIP High Income                                           23              72         123               264
Fidelity VIP Money Market                                          19              59         102               221
Fidelity VIP Overseas                                              25              77         132               281
Fidelity VIP Asset Manager                                         23              70         120               257
Fidelity VIP Contrafund                                            23              70         120               258
Fidelity VIP Index 500                                             19              59         102               221
Fidelity VIP Invest Grade Bond                                     22              67         115               248
Fidelity VIP Growth Opportunities                                  23              71         122               261
Goldman Sachs CORE U.S. Equity                                     24              75         129               275
Goldman Sachs VIT Capital Growth                                   26              81         138               294
Goldman Sachs VIT Growth and Income                                26              81         138               294
Montgomery Variable Series: Emerging Markets                       33             101         171               357
Montgomery Variable Series: Growth                                 29              89         152               321
Seligman Communications and Information                            26              79         135               287
Seligman Frontier                                                  26              81         139               295
Seligman Global Technology                                         32              97         165               346
Seligman Small Cap Value                                           30              93         158               332
ProFund Money Market                                               32              99         168               351
ProFund Bull Plus                                                  36             109         184               382
ProFund Ultra OTC                                                  36             109         184               383
Profund Ultra Small Cap                                            36             110         186               385
Profund Bear                                                       35             107         182               377
Van Eck Global: Emerging Markets                                   29              89         152               321
Van Eck Global: Real Estate                                        31              96         163               342

These Examples are based, with respect to all of the Portfolios, on an estimated average account value of $ 52,191. The Examples assume that no transfer charge or Market Value Adjustment has been assessed. The Examples also reflect an Annual Administration Charge of 0.06% of assets, determined by dividing the total Annual Administration Charge collected by the total average net assets of the Sub-Accounts of the Variable Account. The Examples represent expenses incurred in connection with a 7-year surrender charge period. Policies issued with a 5-year maximum surrender charge period would be subject to lower expenses.

These Examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or lesser than the assumed amount.



CONDENSED FINANCIAL INFORMATION



The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying portfolios and the assessment of Variable Account charges. We have included in Appendix A a financial history of the accumulation unit values for the Subaccounts.



-------------------------------------------------------------------------------
                       THE COMPANY AND THE FIXED ACCOUNT
-------------------------------------------------------------------------------



We are a stock life insurance company incorporated under Michigan law on April 12, 1988. Our Administrative Office is located at 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339. We are principally engaged in issuing and reinsuring annuity policies. As of December 31, 2001, our assets approximated $3.0 billion (US dollars).

We are a wholly owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada. The Canada Life Assurance Company commenced insurance operations in 1847 and has been actively operating in the United States since 1889. As of December 31, 2001, the consolidated assets of The Canada Life Assurance Company approximated $35.9 billion (US dollars).

We share our A.M. Best rating with our parent company, and from time to time we will quote this rating and our ratings from Standard & Poor's Corporation and/or Moody's Investors Service for claims paying ability. These ratings relate to our financial ability to meet our contractual obligations under our insurance policies. Obligations under the Policies are obligations of Canada Life Insurance Company of America.

THE FIXED ACCOUNT

The fixed account is part of our general account. We assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The fixed account does not participate in the investment performance of the Subaccounts.

The fixed account is not registered with the SEC under the Securities Act of 1933 (the 1933 Act). Neither the fixed account nor the general account has been registered as an investment company under the Investment Company Act of 1940. So, neither the fixed account nor the general account is generally subject to regulation under either Act. However, certain disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy of statements made in a registration statement.

The fixed account offers a guarantee of principal, after deductions for fees and expenses. We also guarantee that you will earn interest at a rate of at least 3% per year on amounts in the fixed account. We do not rely on predetermined formulas to set fixed account interest rates.

The fixed account may not be available in all states.

Fixed Account Value
-------------------

The fixed account value is equal to:

         .     any premium payments; plus
         .     any amounts transferred into the fixed account; plus
         .     any guaranteed interest credited on amounts held in the fixed account; minus
         .     any charges imposed on amounts in the fixed account in accordance with the terms of the Policy.

Guaranteed Interest Accounts
----------------------------

You may allocate some or all of your premium payments to, and make transfers from the Subaccounts and maturing guaranteed interest account into, the guaranteed interest accounts of the fixed account. Amounts in the guaranteed interest accounts will earn interest at a guaranteed interest rate that is an annual effective rate of interest.

Currently, you may select a guaranteed interest account with a duration of 1, 3, 5, 7 or 10 years, although we may not offer all these durations in the future. We will always offer a 1-year duration. The duration you select (also called the guaranteed interest period) will determine the interest rate we credit. We will credit your allocation with the guaranteed interest rate for the duration you select, so long as you do not surrender, withdraw, or transfer amounts in the guaranteed interest account before the end of the guaranteed interest period.

If you keep the full amount in a guaranteed interest account until the end of the guaranteed interest period, the value of the amount will equal the amount you originally placed in the guaranteed interest account increased by the interest rate, annually compounded, for that guaranteed interest period. If you surrender, withdraw, or transfer amounts in the guaranteed interest account before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the amount of the transaction being taken from the guaranteed interest account.

The fixed account, the Market Value Adjustment and certain guaranteed interest periods might not be available in all jurisdictions. The fixed account does not participate in the investment performance of the Subaccounts.

Guaranteed Interest Periods
---------------------------


A guaranteed interest period is a specific interval of time over which the amount in the guaranteed interest account will be credited with interest at a guaranteed rate. The guaranteed interest period begins on the date the premium is allocated to, or Policy Value is transferred to, the guaranteed interest account with a specific duration. The guaranteed interest period ends on the last calendar day of the month when the number of years in the period (measured from the end of the month when the allocation was made) has elapsed.

Once you have allocated or transferred an amount to a guaranteed interest account with a specified guaranteed interest period and interest rate, the interest rate will not change. Different allocations you make to the guaranteed interest account may be credited with different interest rates, depending on the timing of your allocation.

Expiration and Automatic Renewal of Interest Rates in the Guaranteed Interest
-----------------------------------------------------------------------------
Accounts
--------

During the 30-day period following the end of a guaranteed interest period, you may transfer the amount in the guaranteed interest account to the Subaccounts or to a different guaranteed interest account. A Market Value Adjustment will not apply if you surrender, withdraw, or transfer the amounts in the guaranteed interest account during that 30-day window. During the 30-day window at the end of a guaranteed interest period, we will credit interest at an annual effective rate of 3% to the amounts in the guaranteed interest account. If you place the amount in another guaranteed interest account, we will credit the interest rate for that account during the 30-day period. We will notify you of the available guaranteed interest periods and rates before the end of any guaranteed interest period.

If we do not receive written notice from you during the 30-day window, we will automatically begin another guaranteed interest period of the same duration as the previous guaranteed interest period.

If the same duration is not available, or if renewal of the same duration would continue the Policy beyond the Annuity Date, we will automatically begin a one-year guaranteed interest period on the first day after the end of the 30-day window. Your Policy Value in the guaranteed interest account will earn interest at the guaranteed rate that we have declared for that duration.

Market Value Adjustment
-----------------------

If you surrender, withdraw, or transfer before the end of a guaranteed interest period, we will apply a Market Value Adjustment to the amount of that transaction that is taken from the guaranteed interest account. A Market Value Adjustment will either increase or decrease the amount in the guaranteed interest account. A Market Value Adjustment never results in a reduction in interest to less than 3 percent per year on the amount that you allocated to the guaranteed interest account. This adjustment does not apply to the one-year guaranteed interest period. The Market Value Adjustment resets at the start of each guaranteed interest period.

A Market Value Adjustment compares:

         (i) the guaranteed interest rate that applied to the guaranteed interest period being surrendered, withdrawn, or transferred; with
         (ii) the current guaranteed interest rate that we are crediting to a guaranteed interest period of the same duration.

If an equal guaranteed interest period is not offered, we will use the linear interpolation of the guaranteed interest rates for the guaranteed interest periods closest in duration that are offered. Any surrender, withdrawal, or transfer of the amounts in a guarantee interest account is subject to a Market Value Adjustment, unless:

         . the date of the surrender, withdrawal, or transfer is within 30 days after the end of a guaranteed interest period;
         . the surrender, withdrawal, or transfer is from the one-year guaranteed interest period; or
         . the surrender, withdrawal or transfer is to provide death benefits, nursing home benefits, terminal illness benefits, or annuitization under the Policy.

The Market Value Adjustment will be applied after deducting any transfer fees, but before deducting any surrender charges or taxes due.

On the date the Market Value Adjustment is to be applied, one of the following will happen:

         . If the guaranteed interest rate we are crediting to your guaranteed interest account, less 0.50%, is less than the
                                            -----------
               guaranteed interest rate that we are currently crediting to a new guaranteed interest period of the same duration, then the Market Value Adjustment will be negative and will result in a payment of an amount that is less than the amount being
                                            ---------
               surrendered, withdrawn, or transferred.

         Example:  The rate we are crediting to your 3-year guaranteed interest
         --------
               account is 6.0%. In year 2, you wish to take a withdrawal. At that time, the rate we are crediting to a new 3-year guaranteed interest period is 6.5%. Because 6.0% - 0.50% (5.5%) is less than current rate of 6.5%, the Market Value Adjustment will be negative.

         . If the guaranteed interest rate we are crediting to your guaranteed interest account is greater than 0.50% plus the
                                              ------------
               guaranteed interest rate that we are currently crediting to a new guaranteed interest period of the same duration, then the Market Value Adjustment will be positive and will result in the payment of an amount greater than the guarantee amount (or portion
                            ------------
               thereof) being surrendered, withdrawn, or transferred.

         Example:  The rate we are crediting to your 3-year guaranteed interest
         --------
               account is 6.0%. In year 2, you wish to take a withdrawal. At that time, the rate we are crediting to a new 3-year guaranteed interest period is 5.0%. Because 6.0% is greater than 5.0% + 0.5% (5.5%), the Market Value Adjustment will be positive.

We compute the Market Value Adjustment by multiplying the amount being surrendered, withdrawn, or transferred by the Market Value Adjustment Factor. The Market Value Adjustment Factor is calculated as follows:

Market Value Adjustment Factor = Lesser of           (a)       (1 + i)/n/12/
                                                            ------------------------ -1
                                                               (1 +r + .005)/n/12/

                                       OR            (b)             .05

         where:

         "i" is the guaranteed interest rate we have been crediting to the amount you are surrendering, withdrawing, or transferring;

         "r" is the guaranteed interest rate that we are currently crediting to a new guaranteed interest period of the same duration as the guaranteed interest account in (i); and

         "n" is the number of months remaining until the expiration of the guaranteed interest period for the amount you are surrendering, withdrawing, or transferring.

There is no definitive guidance on the proper tax treatment of Market Value Adjustments, and you may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser.

-------------------------------------------------------------------------------
                    THE VARIABLE ACCOUNT AND THE PORTFOLIOS
-------------------------------------------------------------------------------

THE VARIABLE ACCOUNT

We established the Canada Life of America Variable Annuity Account 1 (the Variable Account) as a separate investment account on July 22, 1988, under Michigan law. Although we own the assets in the Variable Account, these assets are held separately from our other assets and are not part of our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the policies without regard to our other income, gains or losses. The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct.
We have the right to transfer to our general account any assets of the Variable Account that are in excess of such reserves and other liabilities.

The Variable Account is registered with the Securities and Exchange Commission (the SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a "separate account" under the federal securities laws. However, the SEC does not supervise the management, investment policies or practices of the Variable Account.

The Variable Account currently is divided into Subaccounts, each of which invests its assets in shares of the corresponding portfolio of the funds described below.

THE PORTFOLIOS

Shares of a portfolio can be purchased and redeemed for a corresponding Subaccount at their net asset value. Any amounts of income, dividends and gains distributed from the shares of a portfolio are reinvested in additional shares of that portfolio at their net asset value. The funds' prospectuses define the net asset value of portfolio shares.

The funds are management investment companies with one or more investment portfolios. Each fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or the portfolios by the SEC.

The funds may, in the future, create additional portfolios that may or may not be available as investment options under the Policies. Each portfolio has its own investment objectives and the income and losses for each portfolio are determined separately for that portfolio.

The investment objectives and policies of certain portfolios of the funds are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios of the funds, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios of the funds will be comparable to the investment results of any other portfolio, even if the other portfolios have the same investment adviser or manager.



We may receive significant compensation from the investment adviser or distributor of a portfolio (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the portfolios and their availability through the Policies. We (or our affiliates) also receive all or some of the 12b-1 fees deducted from portfolio assets. The amount of this compensation is based upon a percentage of the assets of the portfolio attributable to the Policies and other contracts issued by us. These percentages differ (up to a 0.25% maximum), and some distributors or advisers (or affiliates) may pay us more than others.



The following is a brief description of the investment objectives of each of the funds' portfolios. No one can promise that any portfolio will achieve its stated objective. Please see the attached prospectuses for the funds for more detailed information, including a description of risks and expenses.

Certain portfolios have similar investment objectives and/or policies. You should read the prospectus for each portfolio carefully before you invest, and consider which portfolios meet your financial goals and objectives.



--------------------------------------------- -----------------------------------------------------------------------------------

Portfolio                                                           Investment Objective and Investment Adviser

--------------------------------------------- -----------------------------------------------------------------------------------
Alger American Growth Portfolio               Seeks long-term capital appreciation. The investment adviser is Fred Alger
                                              Management, Inc.
--------------------------------------------- -----------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio     Seeks long-term capital appreciation. The investment adviser is Fred Alger
                                              Management, Inc.
--------------------------------------------- -----------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio        Seeks long-term capital appreciation. The investment adviser is Fred Alger
                                              Management, Inc.
--------------------------------------------- -----------------------------------------------------------------------------------
Alger American Small Capitalization           Seeks long-term capital appreciation. The investment adviser is Fred Alger
Portfolio                                     Management, Inc.
--------------------------------------------- -----------------------------------------------------------------------------------
Berger IPT-International Fund                 Seeks long-term capital appreciation. The investment adviser is Berger Financial
                                              Group LLC, and Bank of Ireland Asset Management (U.S.) Limited (BIAM) is the
                                              sub-advisor.
--------------------------------------------- -----------------------------------------------------------------------------------
Berger IPT-Small Company Growth Fund          Seeks capital appreciation. The investment adviser is Berger Financial Group LLC.
--------------------------------------------- -----------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth       Seeks to provide capital growth; current income is a secondary goal. The
Fund, Inc. (Initial shares)                   investment adviser is The Dreyfus Corporation, and NCM is the sub-advisor.
--------------------------------------------- -----------------------------------------------------------------------------------
Dreyfus VIF-Appreciation Portfolio (Initial   Seeks long-term capital growth consistent with the preservation of capital;
shares)                                       current income is a secondary goal. The investment adviser is The Dreyfus
                                              Corporation.
--------------------------------------------- -----------------------------------------------------------------------------------
Dreyfus VIF-Growth and Income Portfolio       Seeks long-term capital growth, current income and growth of income, consistent
(Initial shares)                              with reasonable investment risk. The investment adviser is The Dreyfus
                                              Corporation, and Fayez Sarofim & Co. is the sub-advisor.
--------------------------------------------- -----------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Initial        Seeks capital appreciation. The investment manager is Fidelity Management &
Class)                                        Research Company, and FMR Co., Inc. is the sub-advisor.
--------------------------------------------- -----------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (Initial   Seeks to obtain a high level of current income. The investment manager is
Class)                                        Fidelity Management & Research Company, FMR Co., Inc. is the sub-advisor, and
                                              Fidelity Management & Research (U.K.) Inc., Fidelity Management (Far East) Inc.,
                                              and Fidelity Investments Japan Limited assist Fidelity Management & Research
                                              Company with foreign investments.
--------------------------------------------- -----------------------------------------------------------------------------------

--------------------------------------------- -----------------------------------------------------------------------------------

Portfolio                                                           Investment Objective and Investment Adviser

--------------------------------------------- -----------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio           Seeks to obtain a high level of current income as is consistent with the
(Initial Class)                               preservation of capital and liquidity. The investment manager is Fidelity
                                              Management & Research Company, and Fidelity Investments Money Management, Inc. is
                                              the sub-advisor.
--------------------------------------------- -----------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (Initial      Seeks long-term growth of capital. The investment manager is Fidelity Management
Class)                                        & Research Company, FMR Co., is the sub-advisor, and Fidelity Management &
                                              Research (U.K.) Inc., Fidelity Management & Research (Far East), Fidelity
                                              International Investment Advisors, Fidelity International Investment Advisors
                                              (U.K.) Limited, and Fidelity Investments Japan Limited assist Fidelity Management
                                              & Research Company with foreign investment.
--------------------------------------------- -----------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio          Seeks high total return with reduced risk over the long-term. The investment
(Initial Class)                               manager is Fidelity Management & Research Company, FMR Co., Inc. and Fidelity
                                              Investment Money Management, Inc. are the sub-advisors, and Fidelity Management &
                                              Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity
                                              Investments Japan Limited assist Fidelity Management & Research Company with foreign investments.
--------------------------------------------- -----------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (Initial    Seeks long-term capital appreciation. The investment manager is Fidelity
Class)                                        Management & Research Company, - FMR Co., Inc. is the sub-advisor, and Fidelity
                                              Management & Research (U.K.) Inc., Fidelity Management (Far East) Inc., and
                                              Fidelity Investments Japan Limited assist Fidelity Management & Research Company with foreign investments.
--------------------------------------------- -----------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (Initial     Seeks total return which corresponds to that of the Standard & Poor's Composite
Class)                                        Index of 500 Stocks. The investment manager is Fidelity Management & Research
                                              Company, and Bankers Trust Company, Deutsche Asset Management, Inc., and FMR Co.,
                                              Inc. are the sub-advisors.
--------------------------------------------- -----------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond            Seeks as high a level of current income as is consistent with the preservation of
Portfolio (Initial Class)                     capital. The investment manager is Fidelity Management & Research Company, - and
                                              Fidelity Investments Money Management, Inc. is the sub-advisor.
--------------------------------------------- -----------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio   Seeks capital growth. The investment manager is Fidelity Management & Research
(Initial Class)                               Company, FMR Co., Inc. is the sub-advisor, and Fidelity Management & Research
                                              (U.K.) Inc., Fidelity Management (Far East) Inc., and Fidelity Investments Japan
                                              Limited assist Fidelity Management & Research Company with foreign investments.
--------------------------------------------- -----------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund         Seeks long-term growth of capital. The investment adviser Goldman Sachs Asset
                                              Management, L.P.
--------------------------------------------- -----------------------------------------------------------------------------------
Goldman Sachs VIT CORE(SM) U.S. Equity Fund     Seeks long-term growth of capital and dividend income. The investment adviser is
                                              Goldman Sachs Asset Management, L.P.
--------------------------------------------- -----------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund      Seeks long-term growth of capital and growth of income. The investment adviser is
                                              Goldman Sachs Asset Management.
--------------------------------------------- -----------------------------------------------------------------------------------
Levco Equity Value Fund                       Seeks long-term growth of capital. The investment adviser is John A. Levin &
                                              Co., Inc.
--------------------------------------------- -----------------------------------------------------------------------------------

Montgomery Variable Series: Emerging          Seeks long-term capital appreciation. The investment adviser is Montgomery Asset
Markets Fund                                  Management, LLC.

--------------------------------------------- -----------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund       Seeks long-term capital appreciation. The investment adviser is Montgomery Asset
                                              Management, LLC.

--------------------------------------------- -----------------------------------------------------------------------------------
ProFund VP Money Market                       Seeks as high a level of current income as is consistent with liquidity and preservation of capital. Seeks this objective by investing in high quality short-term money market instruments. ProFunds VP is an open end investment company managed by ProFund Advisors LLC.
--------------------------------------------- -----------------------------------------------------------------------------------
ProFund VP Bull Plus                          Seeks daily inestment results, before fees and expenses, that correspond to one-and one half times (150%) the daily performance of the S&P 500 Index(R).
                                              ProFunds VP is an open end investment company managed by ProFund Advisors LLC.
--------------------------------------------- -----------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                       Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index(R). ProFunds VP is an open end investment company managed by ProFund Advisors LLC.
--------------------------------------------- -----------------------------------------------------------------------------------
ProFund VP UltraOTC                           Seeks daily investment results, before fees and expenses, that correspond to twice
                                              (200%) the daily performance of the NASDAQ 100 Index(TM). ProFunds VP is anopen end investment company managed by ProFund Advisors LLC.
--------------------------------------------- -----------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                     Seeks daily investment results, before fees and expenses, that correspond to twice
                                              (200%) the daily performance of the Russell 2000 Index(R). ProFunds VP is an open end investment company managed by ProFund Advisors LLC.
--------------------------------------------- -----------------------------------------------------------------------------------
ProFund VP Bear                                Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index(R). ProFunds VP is an open end investment company managed by ProFund Advisors LLC.
--------------------------------------------- -----------------------------------------------------------------------------------

--------------------------------------------- -----------------------------------------------------------------------------------

Portfolio                                                           Investment Objective and Investment Adviser

--------------------------------------------- -----------------------------------------------------------------------------------
Seligman Communications and Information       Seeks to produce capital gain. The investment adviser is J. & W. Seligman & Co.
Portfolio                                     Incorporated.
--------------------------------------------- -----------------------------------------------------------------------------------
Seligman Frontier Portfolio                   Seeks growth of capital; income may be considered, but will be incidental to the
                                              Portfolio's investment objective. The investment adviser is J. & W. Seligman &
                                              Co. Incorporated.
--------------------------------------------- -----------------------------------------------------------------------------------
Seligman Global Technology Portfolio          Seeks long-term capital appreciation. The investment adviser is J. & W. Seligman
                                              & Co. Incorporated.
--------------------------------------------- -----------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio            Seeks long-term capital appreciation. The investment adviser is J. & W. Seligman
                                              & Co. Incorporated.
--------------------------------------------- -----------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund       Seeks long-term capital appreciation. The investment adviser is Van Eck
                                              Associates Corporation.
--------------------------------------------- -----------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund            Seeks to maximize return. The investment adviser is Van Eck Associates
                                              Corporation.
--------------------------------------------- -----------------------------------------------------------------------------------

PROFUNDS VP

The ProFunds VP Sub-Accounts are available only to individuals who have retained an investment advisor to provide asset allocation services to their advisory account that includes the Policy. If you are investing in the ProFunds VP Sub-Accounts, only your investment advisor can give us directions to allocate your premium payments or transfer amounts to the Sub-Accounts and to the Fixed Account. The ProFunds VP may be characterized as aggressive investing.

Shares of ProFund VP Money Market, ProFund VP Bull Plus, ProFund VP UltraMid-Cap, ProFund VP UltraOTC, ProFund VP UltraSmall-Cap and ProFund VP Bear are available under this Policy. ProFunds VP is an open end investment company managed by ProFund Advisors LLC.

In seeking to achieve the investment objective of the non-money market ProFunds VP of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, the investment advisor of the ProFunds VP, ProFund Advisors LLC ("ProFund Advisors"), uses a "passive" approach to investing referred to as "quantitative analysis." On the basis of this analysis, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP do not take temporary defensive positions.



AVAILABILITY OF THE PORTFOLIOS

We cannot guarantee that each portfolio will always be available for investment through the Policy.

We reserve the right, subject to applicable law, to add, delete, and substitute shares of another portfolio of the funds or shares of another registered open-end investment company if, in our judgment, investment in shares of a current portfolio(s) is no longer appropriate. We may also add, delete, or substitute shares of another portfolio of the funds or shares of another registered open-end investment company only for certain classes of owners. New or substitute portfolios or funds may have different fees and expenses and may only be offered to certain classes of owners. These decisions will be based on reasons such as a change in investment objective, a change in the tax laws, or the shares are no longer available for investment. We will first obtain SEC and/or any applicable state approval, if such approval is required by law.

When permitted by law, we also reserve the right to:

         .     create new separate accounts;
         .     combine separate accounts, including the Canada Life of America
               Variable Annuity Account 2;
         .     remove, combine or add Subaccounts and make the new Subaccounts available to owners at our discretion;
         .     add new portfolios of the funds or of other registered investment companies;
         .     deregister the Variable Account under the 1940 Act if
               registration is no longer required;
         .     make any changes required by the 1940 Act; and
         .     operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law.

If a change is made, we will send you a revised prospectus and any notice required by law.

-------------------------------------------------------------------------------
                              PURCHASE OF A POLICY
-------------------------------------------------------------------------------

The accumulation period begins when you make your first premium payment, and continues until you begin to receive annuity payments during the payout period. The accumulation period also will end if you terminate your Policy, including if you fully withdraw your Policy Value before the payout period.

You may make premium payments at any time during the accumulation period until the Annuity Date. You must obtain our prior approval before your total premiums paid can exceed $1,000,000.


INITIAL PREMIUM


You must submit a complete application and check made payable to us for the initial premium. The following chart outlines the minimum initial premium we require:

                                                                                        Minimum Initial
Type of Policy                                                                              Premium
--------------                                                                              -------
                                                                                           Accepted*
                                                                                           --------
Policy is an IRA......................................................................        $2,000
Policy is not an IRA..................................................................        $5,000
Policy is IRA and PAC agreement** for additional premiums submitted...................        $   50
Policy is not an IRA and PAC agreement for additional premiums submitted..............        $  100

*    We reserve the right to lower or raise the minimum initial premium.
**   For more information on PAC agreements, see "Pre-Authorized Check
      Agreement Plan".

The application must meet our underwriting standards. The application must be properly completed and accompanied by all the information necessary to process it, including the initial premium.



We will normally accept the application and apply the initial premium within two business days of receipt at our Administrative Office. However, we may hold the premium for up to five business days while we attempt to complete the processing of an incomplete application. If this cannot be done within five business days, we will inform you of the reasons for the delay and immediately return the premium, unless you specifically consent to our keeping the premium until the application is made complete. We will then apply the initial premium within two business days of when the application is correctly completed.

The date we credit your initial premium payment to your Policy is the Policy Date. We will credit your initial premium payment to the Subaccounts at the accumulation unit value next computed at the end of the Policy Date.

"SECTION 1035" EXCHANGES

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old policy, and there will be a new surrender charge period for this Policy, other charges may be higher (or lower), and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax (and a federal penalty tax if you have not reached 591/2) on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

TEN DAY RIGHT TO EXAMINE POLICY

You have the right to cancel the Policy for any reason within 10 days after you receive it. In some jurisdictions, this period may be longer. To cancel the Policy, you must send a written request for cancellation and the returned Policy to us at the Administrative Office before the end of the right to examine period. You may fax your request and Policy to the following toll-free number: 1-888-670-4836. If you fax your Policy, you must also return the Policy to us by mail.

On the Policy Date, we will direct the initial premium to the Subaccounts and/or to the guaranteed interest accounts that you selected on your application, based on the percentages you specified.

Depending on your state of residence, if you cancel your Policy during the right to examine period, your refund will equal one of the following amounts:

     1. if your Policy Value increased or has stayed the same, your refund will equal the Policy Value on the date we received the returned Policy at the Administrative Office minus any withdrawals. We will credit back to you any Subaccount charges we deducted on or before the date we received the returned Policy;

     2. if your Policy Value decreased, your refund will equal your Policy Value minus any withdrawals. We will credit back to you any Subaccount charges deducted on or before the date we received the returned Policy; or


     3. if greater than 1 or 2 and if required by the law of your state, your premium payments minus any withdrawals you made.



We will calculate the amount of the refund as of the date we first receive either your written or faxed request and Policy.



If your state requires a return of Policy Value, or has no mandate, you bear the investment risk for premium payments allocated to the Subaccounts during the right to examine period. We do not assess a surrender charge on your refund.

If your state requires a return of premiums paid, we will receive any gains or bear any losses from the investment of your premium payment during the right to examine period in the Subaccounts you selected on your application.

We will pay the refund within 7 days after we receive your Policy and written request for cancellation of the Policy in the Administrative Office. The Policy will be void once we issue your refund.

ELECTRONIC DATA TRANSMISSION OF APPLICATION INFORMATION

In certain states, we may accept electronic data transmission of application information accompanied by a wire transfer of the initial premium. Contact us to find out about state availability.

When we receive the electronic data and wire transmittal, we will process the information and allocate the premium payment according to your instructions. We will then send a Policy and verification letter to you to sign.

During the period from receipt of the initial premium until the signed verification letter is received, no financial transactions may be executed under the Policy, unless you request such transactions in writing and provide a signature guarantee.

PREMIUM ALLOCATION


You elect on your application how you want your initial premium to be allocated among the Subaccounts and the guaranteed interest accounts. Any additional premiums will be allocated in the same manner as the most recent allocation applied to your policy unless, at the time of payment, we have received your written notice to the contrary.


We cannot guarantee that a Subaccount or shares of a portfolio will always be available. If you request that all or part of a premium be allocated to a Subaccount that is not available, we will immediately return that portion of the premium to you, unless you specify otherwise.



INVESTMENT ADVISOR ASSET ALLOCATION FOR THE PROFUNDS VP SUB-ACCOUNTS

The ProFunds VP Sub-Accounts are sold only to individuals who have retained an investment advisor to provide asset allocation services for their advisory account that includes the Policy. You are responsible for selecting, supervising, and paying any compensation to your investment advisor. You must execute a limited power of attorney authorizing your investment adviser to give allocation and transfer directions to us and/or our designee. The limited power of attorney also provides that you will hold the Company, its directors, officers, and employees harmless from all liabilities and costs, including attorney fees and expenses, which they may incur by relying upon the instructions of the investment advisor or upon the limited power of attorney. You may make withdrawals from the Policy at any time, subject to applicable Surrender Charges and Market Value Adjustment. However, if you are investing in the ProFunds VP Sub-Accounts, only your investment advisor may give us instructions to allocate your premium payments or transfers amounts among the Sub-Accounts and to the Fixed Account.

We do not recommend, supervise or select your investment advisor. We do not make recommendations on asset allocations. We are not responsible for the advice provided by your investment advisor.

To change your investment advisor without interrupting your allocations and transfers among the Sub-Accounts, you must:

     1.  notify us in writing of the name of your new investment advisor; and
     2. provide us with a power of attorney approved by us authorizing your new investment advisor to give us asset allocation instructions.

If we receive notification that:

     . your investment advisor is no longer authorized by you to give asset allocation instructions on your behalf; or
     .  your investment advisor has died; or
     .  your investment advisor is otherwise not able to act on your behalf then we will transfer all amounts credited to the ProFunds VP Sub-Accounts to the Fidelity VIP Money Market Sub-Account. We will notify you of the transfer and the information we received. You may transfer amounts from the Fidelity VIP Money Market Sub-Account to any Sub-Accounts other than the ProFunds VP Sub-Accounts and to the Fixed Account without an investment advisor. Until we received written notification that you have named a new investment advisor and we receive a power of attorney authorizing your new investment advisor to give us investment instructions, you may not invest in the ProFunds VP Sub-Accounts. You may take a partial withdrawal or surrender your Policy at any time, subject to applicable Surrender Charges and Market Value Adjustment.

If you enter into an investment advisory agreement with your investment advisor to have the investment advisor's fees paid out of the Policy, you should consider the tax consequences of withdrawing Policy Value to pay such fee. Such fee may be subject to Surrender Charges and a Market Value Adjustment.

Asset allocation involving the ProFunds VP Sub-Accounts may be characterized as aggressive investing. There is no assurance that your investment advisor will successfully predict market fluctuations. In selecting your investment advisor, you should carefully consider his or her background, experience and reputation.





ADDITIONAL PREMIUM

You may make additional premium payments at any time before the Annuity Date. Our prior approval is required before we will accept an additional premium that, together with the total of other premiums paid, would exceed $1,000,000. We will apply additional premiums as of the date they are received at our Administrative Office. We will send you a confirmation statement for each additional premium payment.

The following chart outlines the minimum additional premium we will accept:

                                                                                Minimum Additional
Type of Policy                                                                   Premium Accepted*
--------------                                                                   ----------------
Policy is an IRA..............................................................        $1,000
Policy is not an IRA..........................................................        $1,000
Policy is IRA and PAC agreement** for additional premiums submitted...........        $   50
Policy is not an IRA and PAC agreement for additional premiums submitted......        $  100

*    We reserve the right to lower or raise the minimum additional premium.
** For more information on PAC agreements, see "Pre-Authorized Check Agreement Plan".



-------------------------------------------------------------------------------
                                  POLICY VALUES
-------------------------------------------------------------------------------


POLICY VALUE

The Policy Value is the sum of: the value of amounts you have allocated to the Subaccounts; and the value of amounts you have allocated to the fixed account. If you withdraw a portion of the Policy Value, we will deduct a proportionate amount from each Subaccount and each guaranteed interest account in the fixed account, based on current cash values, unless you direct us to do otherwise.

SUBACCOUNT VALUES

Each business day, Subaccount values will change to reflect the investment performance of the underlying portfolios, net premium payments we receive, full or partial withdrawals taken, transfers, and charges assessed in connection with the Policy. There are no guaranteed Subaccount values.

We determine the value of each Subaccount at the end of each business day. We determine your Policy's value in each Subaccount by multiplying a Subaccount's accumulation unit value for the relevant valuation period by the number of accumulation units of that Subaccount that are allocated to your Policy.

On the Policy Date, we convert the portion of your initial premium allocated to the Subaccounts into accumulation units. Thereafter, we convert any amounts you allocate or transfer to the Subaccounts into accumulation units at the end of each business day.

We determine the number of accumulation units to be credited to your Policy by dividing the dollar amount you allocate or transfer to a Subaccount by the accumulation unit value for that Subaccount at the end of the business day during which we receive your allocation or transfer request. The number of accumulation units in any Subaccount will be increased at the end of the business day by: any net premium payments we received during the current business day and any amounts you requested be transferred to the Subaccount during the current business day.

We will process any amounts transferred from, or withdrawn from a Subaccount by canceling accumulation units. We will determine the number of accumulation units to be cancelled by dividing the dollar amount being removed from a Subaccount by the accumulation unit value for that Subaccount at the end of the business day during which we received your request to transfer or withdraw. We will reduce the number of accumulation units in any Subaccount at the end of the business day by:

          . any amounts you or we transferred (including any applicable transfer fee) from that Subaccount;
          . any amounts you or we withdrew on that business day (including amounts withdrawn to pay the annual administration charge); and
          . any surrender charge or premium tax we assessed upon a partial withdrawal or surrender.

Accumulation Unit Value
-----------------------

The accumulation unit value for each Subaccount's first valuation period is set at $10. After that, the accumulation unit value is determined by multiplying the accumulation unit value at the end of the immediately preceding valuation period by the net investment factor for the current valuation period. The net investment factor reflects the Subaccount charges. The accumulation unit value for a valuation period applies to each day in that period. The accumulation unit value may increase or decrease from one valuation period to the next.

Net Investment Factor
---------------------

The Net Investment Factor is an index that measures the investment performance of a Subaccount from one valuation period to the next. Each Subaccount has a Net Investment Factor, which may be greater than or less than 1.

The Net Investment Factor for each Subaccount for a valuation period equals 1 plus (or minus) the rate of return earned by the portfolio in which the Subaccount invests, adjusted for taxes charged or credited to the Subaccount, the mortality and expense risk charge, and the daily administration fee.

-------------------------------------------------------------------------------
                                    TRANSFERS
-------------------------------------------------------------------------------

TRANSFER PRIVILEGE

Before the Annuity Date, you may transfer all or a part of an amount in a Subaccount to another Subaccount or to a guaranteed interest account. You also can transfer an amount in a guaranteed interest account to a Subaccount or another guaranteed interest account. Transfers are subject to the following restrictions:

     1.  transfers must be at least $250;
     2. a transfer that would reduce the amount in that Subaccount or guaranteed interest account below $500 will be treated as a transfer request for the entire amount in that Subaccount or guaranteed interest account; and

     3. transfers from the guaranteed interest accounts, except from the one-year guaranteed interest account, may be subject to a Market Value Adjustment.

We will make all transfers as of the business day on which we receive your written or faxed request (or telephone authorization) to transfer, provided we receive it at our Administrative Office before the close of our business day, usually 4:00 p.m. Eastern Time. The transfer will be processed based on the accumulation unit values determination at the end of the business day on which we receive your request. If we receive your request after the close of our business day, we will make the transfer as of the next business day. There currently is no limit on the number of transfers that you can make before the Annuity Date among or between Subaccounts or to the fixed account. We reserve the right to discontinue transfer privileges, modify our procedures, change our minimum transfer amount requirements, or limit the number of transfers we permit.

EXCESSIVE TRADING LIMITS

Some Policy owners may use market timing firms or other third parties to make transfers on their behalf. Activity by such market timing firms or third parties may result in unusually large transfers of funds which, in turn, may interfere with our ability or the ability of the underlying fund to process transactions. Such excessive trading also may adversely affect the performance of the Subaccounts.

We reserve the right to limit transfers in any Policy year, or to refuse any of your transfer requests if:

     . we believe, in our sole discretion, that excessive trading, a specific transfer request, or a group of transfer requests by an owner or the owner's agent may have a detrimental effect on the accumulation unit values of any Subaccount or the share prices of any portfolio or would be detrimental to other owners; or

     . we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.

We may apply the restrictions in a manner reasonably designed to prevent transfers that we consider to be disadvantageous to other owners. If your request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

TELEPHONE AND FAX TRANSFER REQUESTS

We can process your transfer request by phone if you have completed our administrative form or initialed the authorization box on your application. The authorization will remain effective until we receive your written revocation or we discontinue this privilege. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not employ such reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording telephone calls and obtaining personal security codes and policy number before we process any transfers.

We also accept transfer instructions provided to us via fax at 888-670-4836. Any faxed instructions sent to another number will not be considered received until received in the Administrative Office.

We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

We cannot accept or process transfer requests left on our voice mail system, although transfers through our Intouch(R) Voice Response System are acceptable.

TRANSFER FEE

There is no limit to the number of transfers that you can make between Subaccounts or the guaranteed interest accounts. The first 12 transfers during each Policy year are currently free. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy year. A transfer request (including mailed, faxed and telephone requests) is considered to be one transfer, regardless of the number of Subaccounts or guaranteed interest periods affected by the request. The processing fee will be deducted proportionately from the receiving Subaccounts and guaranteed interest accounts. The $25 transfer fee is waived when you use the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging services.



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                                 OWNER SERVICES
-------------------------------------------------------------------------------

INTOUCH(R) VOICE RESPONSE SYSTEM

The Intouch(R) Voice Response System is our interactive voice response system that you can access through your touch-tone telephone. Use of this service allows you to:

     .  obtain current Subaccount balances;


     .  obtain current Policy and accumulation unit values;


     . change your Subaccount allocations; and . transfer amounts between Subaccounts or to the guaranteed interest accounts.

Transfers from the guaranteed interest accounts, other than from the one-year guaranteed interest account, are not permitted under the Intouch(R) Voice Response System. Your Policy number and personal identification number, which we issue to you to ensure security, are required for any transfers and/or allocation changes.

When using the Intouch(R) Voice Response System, you will not be assessed a transfer fee regardless of the number of transfers made per Policy year.

PRE-AUTHORIZED CHECK AGREEMENT PLAN (PAC)

You may choose to have monthly premiums automatically collected from your checking or savings account pursuant to a pre-authorized check agreement plan
(PAC). You may terminate this plan by providing us with 30 days advance written notice. We may terminate this plan upon 30 days advance written notice to you, or at any time that a payment has not been paid by your bank. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

DOLLAR COST AVERAGING


The dollar cost averaging program permits you to systematically transfer specified amounts from any Subaccount or one-year guaranteed interest account to any other Subaccounts or guaranteed interest accounts on a monthly basis. Transfers under this program are subject to our administrative procedures and restrictions regarding transfers. (See "Transfer Privilege.")


The amount transferred must be at least $250. The amount transferred will purchase more accumulation units of a Subaccount when its value is lower, and fewer accumulation units when its value is higher. Over time, the cost per accumulation unit averages out to less than if all purchases had been made at the highest value, and greater than if all purchases had been made at the lowest value. Dollar Cost Averaging reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets. Before deciding to use the Dollar Cost Averaging program, you should discuss the benefits and risks of the program with your registered representative.

To begin Dollar Cost Averaging, please contact our Administrative Office to obtain a copy of our Dollar Cost Averaging form, complete the form and return it to the Administrative Office. We will continue to process transfers until one of the following occurs:

     . the entire value of the Subaccount or the one-year guaranteed interest period is completely depleted; or
     . we receive your written notice to stop the monthly transfers; or . we discontinue this privilege.

This option is not available on the 29th, 30th or 31st day of a month. There is no charge for this feature. A transfer under the Dollar Cost Averaging program is not a transfer for purposes of assessing a transfer charge. We reserve the right to change our procedures or to discontinue the Dollar Cost Averaging privilege upon 30 days written notice to you.

AUTOMATIC PORTFOLIO REBALANCING


Once you have allocated your money among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to rebalance your Subaccount value periodically--on a monthly, quarterly, semi-annual or annual basis--to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages and must be at least 1% per allocation. We make no representation or guarantee that portfolio rebalancing will result in a profit, protect you against loss or ensure that you meet your financial goals.

To begin Automatic Portfolio Rebalancing, please contact our Administrative Office to obtain a copy of our Automatic Portfolio Rebalancing form, complete the form and return it to the Administrative Office. We will begin Automatic Portfolio Rebalancing once we receive your completed form. Participation in Automatic Portfolio Rebalancing is voluntary and you can modify or discontinue it at any time by sending us written notice. Portfolio Rebalancing is not available for the fixed account.

Once you elect Automatic Portfolio Rebalancing, we will continue to perform Automatic Portfolio Rebalancing until you instruct us to stop. An Automatic Portfolio Rebalancing transfer is not considered a transfer for purposes of assessing a transfer charge. This option is not available on the 29th, 30th or 31st day of a month. There is no charge for this feature.


We reserve the right to change our procedures or discontinue offering Automatic Portfolio Rebalancing upon 30 days written notice to you.

SYSTEMATIC WITHDRAWAL PRIVILEGE


You may elect to use the Systematic Withdrawal Privilege (SWP) to withdraw a fixed amount from the Subaccounts and the 1 year guaranteed interest accounts on a monthly, quarterly, semi-annual or annual basis, beginning 30 days after the Policy Date.

To begin SWP, please contact our Administrative Office to obtain a copy of our SWP form, complete the form and return it to the Administrative Office. Allow 30 days for processing. Each systematic withdrawal payment must be at least $250.


We will assess surrender charges on SWP withdrawals, unless surrender charges no longer apply to the amounts withdrawn or the amount you withdraw qualifies as a free withdrawal amount: The free withdrawal amount in any Policy year is equal to:


     . 100% of investment earnings in the Subaccounts available at the time the SWP is processed, plus 100% of interest earned in the fixed account; plus
     . 10% of premiums that you paid into the Policy less than 7 years (5 years in certain circumstances) from the date of the withdrawal *

* No more than 10% of premiums may be withdrawn in a single Policy year, even if you have not withdrawn the maximum amount in previous years. We will make withdrawals first from the oldest premiums paid.

Surrender charges do not apply to amounts required to be withdrawn from a Qualified Policy, pursuant to the minimum required distribution rules under federal tax laws. Such waiver of surrender charge for minimum required distribution does not apply to withdrawals from this Policy to satisfy minimum distribution requirements for other investments.

If applicable, a charge for premium taxes may be deducted from each systematic withdrawal payment. Withdrawals from a guaranteed interest period other than from the one-year guaranteed interest period may be subject to a Market Value Adjustment. We do not deduct any other charges for this privilege. In certain circumstances, amounts withdrawn pursuant to a systematic withdrawal option may be included in an owner's gross income and may be subject to penalty taxes.



SWP will end at the earliest of the date:

     . when the Subaccounts and guaranteed interest accounts you specified for those withdrawals have no remaining amount to withdraw;
     .  the Cash Surrender Value is reduced to $2,000*;
     . you choose to pay premiums by the pre-authorized check agreement plan; . we receive your written notice to end this program; or . we choose to discontinue this program upon 30 days advance written notice to you.

* We may pay the Cash Surrender Value and terminate the Policy if you have not paid any premiums for at least two years and the Policy Value is less than $2,000 (see "Automatic Termination").

This option is not available on the 29th, 30th or 31st day of a month. We reserve the right to change the terms of, or to terminate, the SWP privilege.

References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals.

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                              ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------



You may withdraw some or all of your Policy Value during the accumulation period. We must receive a properly completed withdrawal request that contains your original signature. We will accept faxed requests for withdrawals of $250 or more, provided that the requests are received at the Administrative Office, and the withdrawal proceeds are being sent to your address of record. You must submit the Policy along with a written request when taking a full surrender. We will not accept faxed requests for full surrenders.



A surrender or partial withdrawal may have adverse tax consequences for you. You may have to pay federal income taxes on any money you withdraw. If you take a withdrawal before age 59 1/2, a federal penalty tax may apply.

Access to amounts in a Qualified Policy may be restricted or prohibited. Moreover, your right to make full or partial withdrawals of Policy Value is subject to any restriction imposed by applicable law or employee benefit plans.

We will pay any amounts withdrawn from the Subaccounts within seven days. However, we may suspend or postpone payment from the fixed account under certain conditions. (See "Other Information.")



CASH SURRENDER VALUE

You may withdraw fully from the Policy anytime before the Annuity Date and receive the Cash Surrender Value.

The Cash Surrender Value is equal to:

     .  the Policy Value: minus

     .  any applicable surrender charge; plus

     .  any Market Value Adjustment; minus
     .  the annual administration charge; minus
     .  any premium taxes not previously deducted.

The Cash Surrender Value may be more or less than the total of all premium payments you paid into the Policy.

We will determine the Cash Surrender Value using the accumulation value next computed after we receive your withdrawal request, and your Policy, at our
                                                   ---
Administration Office. Requests we receive before the close of our business day, usually 4:00 p.m. Eastern Time, will be processed as of that day. If we receive a full surrender request after the close of our business day, we will determine the Cash Surrender Value as of the next business day.

You may elect to have the Cash Surrender Value paid in a single sum or under a payment option. (See "Payment Options.") The Policy ends when we pay the Cash Surrender Value.

A full surrender may have adverse federal income tax consequences, including a penalty tax. (See "Federal Tax Matters.")

PARTIAL WITHDRAWALS

You may withdraw part of the Cash Surrender Value, subject to the following:

         .  the minimum amount you can withdraw is $250;
         . the maximum amount you can withdraw is the amount that would leave a Cash Surrender Value of $2,000; and
         . if a partial withdrawal request would reduce the amount in a Subaccount or a guaranteed interest account below $500, we will treat it as a request for a full withdrawal of the amount in that Subaccount or guaranteed interest account.


We will withdraw the amount you request as of the business day on which we receive your request at our Administrative Office, provided that we receive your request at the Administration Office before the close of our business day, usually 4:00 p.m. Eastern Time. If we receive your request at the Administrative Office after the close of our business day, we will make the withdrawal as of the next business day. We will deduct any applicable surrender charge and premium tax from, and apply any applicable Market Value Adjustment to, the amount of your withdrawal request. We reserve the right to change the minimum partial withdrawal amount requirements.


You may specify the amount to be withdrawn from certain Subaccounts or guaranteed interest accounts. If you do not provide this information to us, we will withdraw proportionately from the Subaccounts and the guaranteed interest accounts in which you are invested. If you do provide this information to us, but the amount in the designated Subaccounts and/or guaranteed interest account is inadequate to comply with your withdrawal request, we will first withdraw from the specified Subaccounts and the guaranteed interest accounts. The remaining balance will be withdrawn proportionately from the other Subaccounts and guaranteed interest accounts in which you have value. A Market Value Adjustment will apply to any amounts you withdraw from the guaranteed interest accounts before the expiration date of the account.

Any partial or systematic withdrawal may be included in the owner's gross income in the year in which the withdrawal occurs, and may be subject to federal income tax (including a penalty tax equal to 10% of the amount treated as taxable income). The Internal Revenue Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See "Federal Tax Status."

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity policy issued under the ORP only upon: 1) termination of employment in the Texas public institutions of higher education; 2) retirement; or 3) death. Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer or a certificate of death before Policy Values can be withdrawn or surrendered.

AUTOMATIC TERMINATION

We may pay you the Cash Surrender Value and terminate the Policy if, before the Annuity Date, you have not paid any premiums for at least two years and the Policy Value is less than $2,000.

We will mail you a notice of our intention to terminate the Policy at least six months in advance. The Policy will automatically terminate on the date specified in the notice unless we receive an additional premium before such date. This additional premium must be at least the minimum amount specified in "Additional Premium."

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                                 DEATH BENEFITS
-------------------------------------------------------------------------------

Only one payment on death will be payable under this Policy. Once we make a payment on the death of an owner or annuitant, the Policy will terminate.

Take care when naming owners, annuitants and beneficiaries as it will affect the values, if any, that are paid on death.

NOTIFICATION OF DEATH

The death of any person who is an annuitant or an owner must be reported to us immediately, and we will require Due Proof of Death. We will pay the proceeds based upon the date we receive the due proof of death, the beneficiary's' payment instructions, and the applicable tax identification information of the person(s) or entity(ies) receiving the proceeds. In the case of death after the Annuity Date, we are entitled to immediately recover, and are not responsible for, any mispayments made because of a failure to notify us of any such death.

DEATH BENEFIT PAID ONLY ON DEATH OF LAST SURVIVING ANNUITANT BEFORE THE ANNUITY DATE

If the last surviving annuitant dies before the Annuity Date, we will pay the Death Benefit to the beneficiary as follows:

          If we receive Due Proof of Death during the first five Policy years,
                                           ------
          the Death Benefit is the greater of:



               (a) the premiums paid, reduced by any prior partial withdrawals taken, surrender charges paid and premium taxes paid or due; or
               (b) the Policy Value on the date we receive Due Proof of Death, less premium taxes due.

          If we receive Due Proof of Death after the first five Policy years,
                                           -----
          the Death Benefit is the greatest of:
               1.  item "(a)" above;
               2.  item "(b)" above; or
               3. (c) the Policy Value on the most recent 5-Year-Policy anniversary occurring before the date we receive Due
                   Proof of Death. This value will be reduced by any partial withdrawals taken, surrender charges paid and taxes paid or due. Each 5-Year-Policy anniversary (5, 10, 15, 20, etc.) is measured from the Policy Date.

If you purchase the Policy after May 1, 2002, and if (c) exceeds (b) by an amount greater than $1,000,000, then the Death Benefit under 3. above will be
(b) plus $1,000,000. This provision is subject to state approval.

If, on the Policy Date, any annuitant has reached age 81, the death benefit is the greater of items "(a)" or "(b)" above. Any applicable premium taxes will be deducted from any payments of the Death Benefit.



Subject to certain restrictions (see "Payments on the Death of Any Owner"), the beneficiary may elect to receive the Death Benefit in one of the following ways:

          .  in a lump sum;
          .  as an annuity; or

          . in any other manner required or permitted by law and approved by us.

The Death Benefit may be taxable. See "Federal Tax Status." The Policy ends when we pay the Death Benefit.

AMOUNT OF PAYMENT ON DEATH OF ANY OWNER BEFORE THE ANNUITY DATE

If any owner dies before the Annuity Date, then the following applies:

       .  If you (the deceased owner) were not the last surviving annuitant and
                                           ---
          we receive due proof of your death, payment instructions and applicable tax identification information of the person(s) or entity(ies) receiving the proceeds before the Annuity Date, we will pay the beneficiary the Policy Value as of the date we receive Due Proof of your Death.

       . If you (the deceased owner) were the last surviving annuitant and we receive due proof of your death, payment instructions and applicable tax identification information of the person(s) or entity(ies) receiving the proceeds before the Annuity Date, we will pay the beneficiary the Death Benefit proceeds described above in "Payment on Death of Last Surviving Annuitant."

We will deduct any applicable premium tax from the proceeds, unless we deducted the tax from the premiums when paid.

The payment of any amounts on death of any owner will have federal income tax consequences. See "Federal Tax Status."

AMOUNT OF PAYMENT ON DEATH OF AN OWNER ON OR AFTER THE ANNUITY DATE

If any owner dies on or after the Annuity Date, but before all proceeds payable under the Policy have been distributed, we will continue payments to the designated payee under the payment option in effect on the date of the deceased owner's death.

DISTRIBUTION OF PAYMENTS ON THE DEATH OF ANY OWNER

Federal tax law requires that if any owner dies before the Annuity Date, then the entire interest in the Policy must be distributed to the beneficiary(ies) as follows:

       . within five years of an owner's death; or . over the life of the beneficiary (or a period not extending beyond the life expectancy of that beneficiary), with payments beginning within one year of the owner's death.

A new settlement agreement will be drawn up and the original Policy will terminate. The payments under this agreement will be fixed and guaranteed. If you have named two or more beneficiaries, then the provisions of this section shall apply independently to each beneficiary.

Spousal Continuation
--------------------



If the deceased owner's spouse is the joint owner, he or she may elect to continue the policy. We will pay a death benefit on the death of the surviving spouse.



If the deceased owner's spouse is the sole beneficiary at the time of the deceased owner's death, the spouse may elect to continue the Policy. If this occurs and the deceased owner was the only annuitant, the spouse will become the annuitant. We will pay a death benefit on the death of the surviving spouse.

If any owner is not an individual, the death or change of any annuitant will be treated as the death of an owner, and we will pay the beneficiary the Cash Surrender Value.

In all events, the foregoing procedures will be construed in a manner consistent with Section 72(s) of the Internal Revenue Code of 1986, as amended. If anything in the Policy conflicts with the foregoing, this prospectus will control.

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                                FEES AND CHARGES
--------------------------------------------------------------------------------

SURRENDER CHARGE

We deduct a surrender charge if you withdraw all or part of your Policy Value while surrender charges are in effect.

 This charge reimburses us for expenses relating to the sale of the Policy, including broker-dealer compensation, printing sales literature, and advertising costs. We expect to profit from this charge.

We calculate the surrender charge from the date you made the premium payment being withdrawn. The surrender charge will vary depending on the number of years since you paid the premium payment, as shown in the following chart:



-----------------------------------------------
      Policy Years Since              Surrender
      ------------------              ---------
       Premium Was Paid                Charge
       ----------------                ------
           Less than 2..............     6%
               2....................     5%
               3....................     5%
               4....................     4%
               5....................     3%
               6....................     2%
          Greater than 7............    None
-----------------------------------------------



Any surrender charge will be deducted from the amount withdrawn that is deemed to be premium.

You may always withdraw 100% of premiums paid that have been held in the Policy 7 years or more (5 years for certain Policies) from the date the premium was paid without incurring a surrender charge. We will make withdrawals from premiums paid on a "first in, first out" basis. The amount withdrawn is deemed to be taken first from any investment earnings in the Subaccounts, then from any interest earnings in the fixed account that are available at the time we receive the withdrawal request, then from premium payments, starting with the oldest premium paid.

We will waive the surrender charge on the payment of a death benefit or if you annuitize under payment option 1.

Free Withdrawal Amount
----------------------

We do not assess a surrender charge on the free withdrawal amount. The free withdrawal amount in any single Policy year is equal to:


    . 100% of investment earnings in the Subaccounts available at the time the SWP is processed, plus 100% of interest earned in the fixed account; plus

    . 10% of premiums that you paid into the Policy less than 7 years (5 years in certain circumstances) from the date of the withdrawal or surrender.*

* No more than 10% of the premium may be withdrawn in a single Policy year, even if you have not withdrawn the maximum amount in previous years. We will make withdrawals first from the oldest premiums paid.


In any Policy year, the free withdrawal amount must either be withdrawn in a single request or withdrawn using the Systematic Withdrawal Privilege.

We do not assess a surrender charge on amounts required to be withdrawn from a Qualified Policy, pursuant to the minimum required distribution rules under federal tax laws.

Sales to Groups and to Affiliates
---------------------------------


The amount of surrender charges may be reduced or eliminated when some or all of the policies are to be sold to an individual or a group of individuals in such a manner that results in savings of sales and/or administrative expenses. Such charge also may be eliminated when a Policy is issued to an officer, director, employee, registered representative or relative thereof of: the Company; The Canada Life Assurance Company; Canada Life Insurance Company of New York; any selling broker-dealer; or any of their affiliates. In no event will reduction or elimination of the surrender charge be permitted where such reduction or elimination will be discriminatory to any person.


Participation in 6-Month or 12-Month Dollar Cost Averaging Accounts.

When you purchase your Policy, subject to state availability, you may choose either to:

1. participate in the 6-Month or 12-Month Dollar Cost Averaging ("DCA") Accounts. If you choose this option, amounts you withdraw from your Policy are subject to the surrender charge; or



2. never participate in the 6-Month or 12-Month DCA Accounts, which usually offer higher interest rates than the fixed account DCA option. Any amounts you withdraw from the Policy are not subject to a surrender charge, although withdrawals may be subject to a Market Value Adjustment.

Once you chose an option, you may not revoke or change it. If you do not select an option at the time of purchase, we assume you selected option 1. If you chose option 1, you have the right to allocate any new premium payments to either the 6-Month or the 12-Month DCA Account. You may not, however, transfer Policy Value from a Guarantee Period or from one of the Subaccounts to a 6-Month or 12-Month DCA Account. If you choose to participate in the 6-Month or 12-Month DCA Account, any amounts you withdraw from the Policy generally will be subject to a surrender charge for the length of the surrender charge period.

If you allocate new premiums to a 6-Month or 12-Month DCA Account, we will transfer a specified percentage of money automatically each month from the DCA Account to your choice of Subaccounts. For the 12-Month DCA Account, one twelfth (1/12) of the original amount will be transferred each month. For the 6-Month DCA Account, one-sixth (1/6) of the original amount will be transferred each month. We will credit a guaranteed rate of interest to the diminishing balance of your premium payment remaining in the DCA Account. If you withdraw money from a DCA account, a Market Value Adjustment will not be applied.



Terminal Illness and Nursing Home Confinement Waivers

When the Policy has been in effect for one year, surrender charges and any applicable Market Value Adjustment will be waived on any partial withdrawal or surrender after you provide us written evidence, satisfactory to us and signed by a qualified physician, that:

    .  you are terminally ill, provided that:
          . your life expectancy is not more than 12 months, given the severity and nature of the terminal illness; and
          . the diagnosis of the terminal illness was made after the Policy Date of this Policy.

                                       OR

    . you are or have been confined to a hospital, nursing home or long-term care facility for at least 90 consecutive days, provided that:
          . confinement is for medically necessary reasons at the recommendation of a physician;
          . the hospital, nursing home or long-term care facility is licensed or otherwise recognized and operating as such by the proper authority in the state where it is located and satisfactory evidence of such status is provided to us; and
          . we receive your withdrawal or surrender request at the Administrative Office no later than 91 days after the last day of your confinement.

MORTALITY AND EXPENSE RISK CHARGE

We assess an annual mortality and expense risk charge, deducted at each Valuation Period from the assets of each Subaccount. This charge:

       . is an annual rate of 1.25% of the average daily value of the net assets in each Subaccount;
       . is assessed during the accumulation period, but is not charged after the Annuity Date.

The mortality risk is the risk that annuitants may live for a longer period of time than we estimated when we established our guarantees in the Policy. Each annuitant is assured that neither his or her longevity, nor an improvement in life expectancy generally, will have any adverse effect on the annuity payments received under the Policy. The mortality risk also arises from our obligation to pay a Death Benefit if the last surviving annuitant dies before the Annuity Date. No surrender charge is assessed against the payment of the Death Benefit, which also increases the mortality risk.

The expense risk we assume is the risk that the surrender charges, daily administration fee, and transfer fees may be insufficient to cover our actual future expenses.

If the mortality and expense charges are sufficient to cover such costs and risks, any excess will be profit to us. We expect to make such a profit, and using it to cover distribution expenses.

DAILY ADMINISTRATION FEE

At each Valuation Period, we deduct a daily administration fee at an annual rate of 0.15% from the assets of each Subaccount. The fee is assessed during the accumulation period only, and is not charged after the Annuity Date. This daily administration fee relates to administrative costs under the Policies.

ANNUAL ADMINISTRATION CHARGE

To cover the costs of providing certain administrative services such as maintaining Policy records, communicating with Policyowners, and processing transactions, we deduct an annual administration charge of $30 on each Policy Anniversary. We will also deduct this charge if the Policy is surrendered.

If the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the annual administration charge. We will also waive the annual administration charge if the Policy is a Tax-Sheltered Annuity.


We will deduct the charge proportionately among any Subaccounts and the guaranteed interest accounts in which you are invested. If we deduct the charge from a Subaccount, we will cancel the appropriate number of units based on the unit value at the end of the business day on which the charge is assessed.


TRANSFER FEE

There is no limit to the number of transfers that you can make between Subaccounts or the guaranteed interest accounts. The first 12 transfers during each Policy year are currently free, although we reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy year. A transfer request (including mailed, faxed and telephone requests) is considered to be one transfer, regardless of the number of Subaccounts or guaranteed interest accounts affected by the request. The processing fee will be deducted proportionately from the receiving Subaccounts and/or guaranteed interest accounts. The $25 transfer fee is waived when you use the Intouch(R) Voice Response System, Automatic Portfolio Rebalancing, and dollar cost averaging programs.

PORTFOLIO FEES AND CHARGES



Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 2001, these charges ranged from 0.28% to 1.81% annually. Some portfolios deduct 12b-1 fees and service fees. These fees and charges will reduce the value of your investment in the Subaccounts. See the Fee Table in this Prospectus and the prospectuses for the portfolios.




We (and our affiliates) may receive compensation from certain investment advisers, administrators, and/or distributors (and/or an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. Such compensation is based on the value of portfolio shares held for the Contracts and may be significant. We may also receive a portion of the 12b-1 fees deducted from portfolio assets as reimbursement for administration or other services we render to the portfolios. Some advisers, administrators, distributors, or portfolios may pay us more than others, up to a maximum of 0.19%.


TAXES

We will incur premium taxes in some jurisdictions relating to the Policies. Depending on the jurisdiction, we deduct any such taxes from either from your premiums when paid; from your Policy Value on surrender, partial withdrawal, or annuitization, or on any payment upon death of an owner or last surviving annuitant.

When any tax is deducted from the Policy Value, it will be deducted proportionately from the Subaccounts and the guaranteed interest accounts in which you are invested.

We reserve the right to charge or provide for any taxes levied by any governmental entity, including taxes that are levied against or attributable to premiums, Policy Values or annuity payments; or taxes that we incur which are attributable to investment income, capital gains retained as part of our reserves under the policies, or from the establishment or maintenance of the Variable Account.

--------------------------------------------------------------------------------
                            ANNUITY PAYMENT OPTIONS
--------------------------------------------------------------------------------



When the payout period begins, the annuitant will receive a steady stream of annuity payments from the money you have accumulated under your Policy. The Policy will end and the payout period will begin on the Annuity Date. We require the surrender of your Policy so that we may issue a supplemental policy for the applicable payment option. The supplemental policy may be issued by an affiliated company and will name who will receive the annuity payments and describe when the annuity payments will be made. You may annuitize at any time.



ANNUITY DATE

If you own a non-qualified Policy, you may select the Annuity Date on which annuity payments will begin. We will start annuity payments to the annuitant on the Annuity Date shown in your Policy, unless you change the date. You may change your Annuity Date if:

       . we receive written notice at our Administrative Office at least thirty days before the current Annuity Date;
       . you request an Annuity Date that is at least thirty days after we receive your written notice; and
       . the Annuity Date is no later than the first day of the month after the annuitant's 100th birthday.

For Qualified Policies purchased in connection with qualified plans under Code sections 401(a), 401(k), 403(b) and 457, minimum distributions in the form of partial withdrawals or annuity payments must begin no later than April 1 of the calendar year following the later of the year in which you (a) reach 70 1/2 or
(b) retire, and the payment must be made in a specified form or manner. If you are a "5 percent owner," as defined in the Code, or the Policy is purchased in connection with an IRA that satisfies Code section 408, minimum distributions must begin no later than the date you reach 70 1/2. Roth IRAs under Code section 408A do not require distributions during your lifetime.

ANNUITY PAYOUT OPTIONS

The payout plan you select will affect the dollar amount of each annuity payment you receive. You may elect, revoke or change a payment option at any time before the Annuity Date and while the annuitant(s) is/are living.

If an election is not in effect at the last surviving annuitant's death, or if payment is to be made in one lump sum under an existing election, the beneficiary may elect one of the payment options, provided that the election is made within one year of the last surviving annuitant's death and before any annuity payment has been made.

You may elect, change or revoke your choice of payment option by sending a written notice, accompanied by the written consent of any irrevocable beneficiary or assignee, to our Administrative Office at least 30 days before the Annuity Date.



We will generally apply the Policy Value (less a 2% fee for administration and sales expenses) to Payment Option 1: Life Income with Payments for 10 Years Certain (described below). However, if you have an election on file at our Administrative Office to receive another mutually agreed upon payment option (Payment Option 2), we will honor that election and apply the Cash Surrender Value, less the 2% administration and sales fee.



You may not elect a payment option, and we will pay the proceeds in one lump sum, if either of the following conditions exists:

     1.   the amount to be applied under the option is less than $1,000; or
     2.   any periodic payment under the election would be less than $50.

DESCRIPTION OF PAYMENT OPTIONS

Payment Option 1:  Life Income With Payments for 10 Years Certain
-----------------------------------------------------------------

We will pay the annuity proceeds in equal amounts each month, quarter, or year during the annuitant's lifetime or for 10 years, whichever is longer. We will make the first payment on a specified day of the month immediately following the Annuity Date. Subsequent payments shall be made on any specified day of the month, except the 29th, 30th or 31st.

If, when the person entitled to receive annuity payments dies, we have made annuity payments for less than ten years, we will continue to make annuity payments to the successor payee for the remainder of the ten-year period. The payment for each $1,000 of Policy Value used to purchase the payment option will at least equal that shown in the "Table of Payments" attached to the Policy form.

Payment Option 2:  Mutual Agreement
-----------------------------------

We will pay the annuity proceeds according to other terms that you and we agree upon that is legally permissible.

DETERMINING THE AMOUNT OF YOUR ANNUITY PAYMENT



We will use the Policy Value on the Annuity Date, (less a 2% fee for administration and sales charges) to calculate the annuity payments under the payment option you select.



For Qualified Policies, distributions must satisfy certain requirements specified in the Code.

On the Annuity Date you may choose to receive the Policy Value, less any applicable surrender charges, in a lump sum payment.

If you select Payment Option 1, we will determine the amount of each annuity payment using the "Table of Payments" attached to your Policy form.

The amount of each payment depends upon:



          .   the form and duration of the payout plan you choose;
          .   the age of the annuitant (determined from the annuitant's birthday nearest the due date of the first annuity payment);
          .   the gender of the annuitant (where applicable);
          .   the Policy Value (less the 2% administration and sales fee) at the time you elect the payment option; and
          .   the interest rate (3.0% minimum) in effect at the time you elect the payment option.



The amount of each payment will vary according to the frequency of the payments and the length of the period during which we make the payments. The more frequently the payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments made monthly will be lower than payments made annually. The longer the period during which payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments guaranteed for twenty years will be lower than payments guaranteed for ten years.

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                            YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

YIELDS

From time to time, we may advertise yields, effective yields, and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding portfolios of the funds. The funds' performance reflects the funds' expenses. See the attached prospectuses for the funds for more information.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

TOTAL RETURNS

Standardized Average Annual Total Return.  The standardized average annual
----------------------------------------
total return quotations of a Subaccount represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods for which standardized average annual total return quotations are provided. Standardized average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning of the measuring period to the end of that period, 1, 5 and 10 years or since the Variable Account first invested in the portfolio. Standardized average annual total return reflects all historic investment results of the portfolio, and the deduction of all charges and deductions under the Policy (including the mortality and expense risk charge, the annual administration charge, the daily administrative fee, and any surrender charge that would apply if a owner terminated the Policy at the end of each period indicated, but excluding any deductions for premium taxes).

Other Total Returns.  We may, in addition, advertise performance information
-------------------
computed on a different basis.



     1) Non-standardized Average Annual Total Return. We may present non-standardized average annual total return information computed on the same basis as described above, except deductions will not include the surrender charge.. This presentation assumes that the investment in the Policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the Policy.



     2) Adjusted Historic Portfolio Average Annual Total Return. We may present nonstandardized "adjusted" average annual total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic portfolio performance includes data that precedes the dates when the Variable Account first invested in the underlying portfolio. This data is designed to show the performance that would have resulted if the Variable Account had been invested in the underlying portfolio since the portfolio's inception.

INDUSTRY COMPARISON

We may compare the performance of each Subaccount in advertising and sales literature to the performance of other variable annuity issuers in general. We may also compare the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. (Lipper) and the Variable Annuity Research Data Service (VARDS) are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in our advertising and sales literature.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk-adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

We may also compare the performance of each Subaccount in advertising and sales literature to the Standard & Poor's composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any "deduction" for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.

We may also compare the performance of each Subaccount in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day to day changes may not be reflective of the overall market when an average is composed of a small number of companies.

TAX DEFERRAL CHARTS

We may also distribute sales literature or other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state law. All income and capital gains derived from Subaccount investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying portfolios of the funds is positive.

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                              FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy.

When you invest in an annuity Policy, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Policy is called a Qualified
                                                               ---------
Policy. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Policy. The tax rules applicable to
                     --------------------
Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

TAXATION OF NON-QUALIFIED POLICIES

Non-Natural Person.  If a non-natural person (e.g., a corporation or a trust)
-------------------
owns a Non-Qualified Policy, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Policy (generally, the premiums or other consideration paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Policies owned by natural persons.

Withdrawals.  When a withdrawal from a Non-Qualified Policy occurs, the amount
------------
received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Policy (generally, the premiums or other consideration paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. The account value immediately before a withdrawal may have to be increased by any positive Market Value Adjustments calculated at the time of withdrawal. There is, however, no definitive guidance on the proper tax treatment of Market Value Adjustments, and you may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. In the case of a surrender under a Non-Qualified Policy, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Policy.

Penalty Tax on Certain Withdrawals.  In the case of a distribution from a
-----------------------------------
Non-Qualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

       .  made on or after the taxpayer reaches age 59 1/2;
       .  made on or after the death of an owner;
       . attributable to the taxpayer's becoming disabled; or . made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy.
You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments.  Although tax consequences may vary depending on the payout
-----------------
option elected under an annuity Policy, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds.  Amounts may be distributed from a Policy
-----------------------------------
because of your death or the death of the last surviving annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Policy.  A transfer or assignment of
------------------------------------------------
ownership of a Policy, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Policy may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding.  Annuity distributions are generally subject to withholding for
------------
the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Policies.  All non-qualified deferred annuity Policies that are issued
------------------
by us (or our affiliates) to the same owner during any calendar year are treated as one annuity Policy for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

Further Information.  We believe that the Policies will qualify as annuity
--------------------
Policies for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policies."

TAXATION OF QUALIFIED POLICIES

The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the
------------------------------
Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the Death Benefit provision in the Policy comports with IRA qualification requirements.




SIMPLE IRAs permit certain small employers to establish SIMPLE plans as
-----------
provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a specified annual amount. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

Roth IRAs, as described in Code section 408A, permit certain eligible
---------
individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code
------------------------------------------
allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of
-----------------------
certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Policy that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Death Benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity Policy. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

Section 457 Plans, while not actually providing for a qualified plan as that
-----------------
term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Policy can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

Other Tax Issues.  Qualified Policies have minimum distribution rules that
-----------------
govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions from Qualified Policies generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.



"Eligible rollover distributions" from section 401(a), 403(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship withdrawals, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, Section 403(b) plan, certain 457 plans, or IRA.



POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Policy owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

--------------------------------------------------------------------------------
                            DISTRIBUTION OF POLICIES
--------------------------------------------------------------------------------

Canada Life of America Financial Services, Inc. (CLAFS) serves as the principal underwriter of the Policies for the Variable Account. CLAFS, our wholly owned subsidiary and a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 (1934 Act) as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. CLAFS' principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.

Sales of the Policies will be made by registered representatives of broker/dealers registered under the 1934 Act and authorized by CLAFS to sell the Policies. Such registered representatives will be licensed insurance agents appointed with our Company and authorized by applicable law to sell variable annuity policies. CLAFS will pay distribution compensation to selling broker/dealers in varying amounts that, under normal circumstances, is not expected to exceed 6.5% of premium payments under the Policies.

Under our distribution agreement with CLAFS, we may pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. We also pay for CLAFS's operating and other expenses. We pay sales commissions to broker-dealers having a selling agreement with CLAFS, and/or to broker-dealers having a selling agreement with those broker-dealers, for the sale of the Policies by their registered persons. We pay commissions to such broker-dealers on behalf of their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers pursuant to promotional contracts and/or reimburse them for portions of Policy sales expenses. Their registered representatives may receive a portion of the expense reimbursement allowance paid to these broker-dealers.

Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, CLAFS may also reimburse certain sales and marketing expenses, pay promotional agent fees for providing marketing support for the distribution of the Policies, or pay other forms of special compensation to selling broker-dealers.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policies, including other incentives or payments, are not charged to owners or the Variable Account.

The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue this offering at any time.

--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------

OTHER POLICY PROVISIONS

Owner
-----

During any annuitant's lifetime and before the Annuity Date, you have all of the ownership rights and privileges granted by the Policy. If you appoint an irrevocable beneficiary or assignee, then your rights will be subject to those of that beneficiary or assignee.

During any annuitant's lifetime and before the Annuity Date, you may name, change or revoke an owner(s), or beneficiary(ies), or person entitled to receive payments under the Policy, by giving us written notice. We must approve any change of owner(s). You will not be able to add or change any annuitant after your contract is issued.

A change of any owner may result in resetting the Death Benefit to an amount equal to the Policy Value as of the date of the change.

Change of any owner may have tax consequences. You should consult a tax adviser before changing an owner of the Policy.

With respect to Qualified Policies generally, however:

       .  the Policy may not be assigned (other than to us);
       . joint ownership is not permitted; and . the owner or plan participant must be the annuitant.

Beneficiary
-----------

We will pay the beneficiary any proceeds payable on the death of any owner or the death of the last surviving annuitant. During any annuitant's lifetime and before the Annuity Date, you may name and change one or more beneficiaries by giving us written notice. However, we will require written notice from any irrevocable beneficiary or assignee specifying their consent to the change.

We will pay the proceeds under the beneficiary appointment in effect at the date of death. If you have not designated otherwise in your appointment, the proceeds will be paid to the surviving beneficiary(ies) equally. If no beneficiary's living when you or the last surviving annuitant dies, or if none has been appointed, the proceeds will be paid to you or your estate.

Assignment
----------

You may assign a Nonqualified Policy or an interest in it at any time before the Annuity Date and during any annuitant's lifetime. Your rights and the rights of any beneficiary will be affected by an assignment. An assignment must be in a written notice acceptable to us. It will not be binding on us until we receive and file it at our Administrative Office. We are not responsible for the validity of any assignment.

An assignment of a Nonqualified Policy may result in certain tax consequences to the owner. See "Transfers, Assignment or Exchanges of a Policy."

Age and Survival of Annuitant
-----------------------------

We have the right to require proof of age of the annuitant(s) before making any payment. When any payment depends on the annuitant's survival, we will have the right, before making the payment, to require proof satisfactory to us that the annuitant is alive.

Modification
------------

Upon notice to you, we may modify the Policy or change your Policy Details page, but only if such modification:

    . is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject; or
    . is necessary to assure continued qualification of the Policy under the Code or other federal or state laws relating to retirement annuities or variable annuity policies; or
    . is necessary to reflect a change in the operation of the Variable Accounts; or
    . provides additional Variable Account and/or fixed accumulation options.

In the event of any such modification, we may make any appropriate endorsement to the Policy.

Written Notice
--------------

Written notice must be signed and dated by you. It must be of a form and content acceptable to us. Your written notice will not be effective until we receive and file it. However, any change provided in your written notice will be effective as of the date you signed the written notice:

    . subject to any payments or other actions we take prior to receiving and filing your written notice; and
    . whether or not you or the last surviving annuitant is alive when we receive and file your written notice.

PERIODIC REPORTS

We will mail you a report showing the following items about your Policy: the number of units credited to the Policy and the dollar value of a unit; the Policy Value; any premiums paid, withdrawals, and charges assessed since the last report; and any other information required by law.

The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to you at least annually, or more often as required by law, and to your last address known to us.

We will also send to you confirmations of each financial transaction, such as premium payments, transfers, partial withdrawals and surrenders.

POSTPONEMENT OF PAYMENT

We will usually pay any surrender, partial withdrawal or death benefit within seven calendar days after we receive all required information at the Administrative Office.

However, we may suspend or postpone payments during any period when:

          . the New York Stock Exchange is closed, other than customary weekend and holiday closings;
          . trading on the New York Stock Exchange is restricted as determined by the SEC;
          . the SEC, by an order, permits the postponement for the protection of owners; or
          . the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the fixed account for up to six months from the date we receive your written notice for a withdrawal, surrender or transfer.



If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Policy owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that account until instructions are received from the appropriate regulator.



INTEREST ON PROCEEDS

We will pay interest on proceeds if we do not pay the proceeds in a single sum or begin paying the proceeds under a payment option:

    . within 30 days after the proceeds become payable; or . within the time required by the applicable jurisdiction, if less than 30 days.

This interest will accrue from the date the proceeds become payable to the date of payment, but not for more than one year, at an annual rate of 3%, or at the rate and for the time required by law, if greater.

STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state. This Prospectus provides a general description of the Policy. Your actual policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and riders, if any, contact our Administrative Office.

LEGAL PROCEEDINGS



Certain of our affiliates are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, the principal underwritter or the Company.



VOTING RIGHTS

We are the legal owner of the portfolio shares held in the Subaccounts. However, when a portfolio is required to solicit the votes of its shareholders through the use of proxies, we believe that current law requires us to solicit you and other Policy owners as to how we should vote the portfolio shares held in the Subaccounts. If we determine that we no longer are required to solicit your votes, we may vote the shares in our own right.

When we solicit your vote, the number of votes you have will be calculated separately for each Subaccount in which you have an investment. The number of your votes is based on the net asset value per share of the portfolio in which the Subaccount invests. It may include fractional shares. Before the Annuity Date, you hold a voting interest in each Subaccount to which the Policy Value is allocated. After the Annuity Date, you do not hold any voting rights in the portfolios. If you have a voting interest in a Subaccount, you will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that Subaccount invests.

If we do not receive timely voting instructions for portfolio shares or if we own the shares, we will vote those shares in proportion to the voting instructions we receive. Instructions we receive to abstain on any item will reduce the total number of votes being cast on a matter.

INSURANCE MARKETPLACE STANDARDS ASSOCIATION

Canada Life Insurance Company of America is a member of the Insurance Marketplace Standards Association (IMSA) and as such may include the IMSA logo and information about IMSA membership in its advertisements and sales literature. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuity products.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



Our balance sheets as of December 31, 2001 and 2000, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information. The Variable Account's statements of assets and liabilities as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.



The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

accumulation period: The period that begins on the Policy Date and ends on the earliest of the Annuity Date, the date the Cash Surrender Value is paid, or the date any proceeds are paid upon death of an owner or the last surviving annuitant.

administrative office: Our office at the address shown on page 1 of the Prospectus. This is our mailing address.

annuitant(s): Any natural person(s) whose life is used to determine the duration of any payments made under a payment option involving a life contingency. The owner may not change the annuitant once the Policy is issued. The term annuitant(s) also includes any joint annuitant(s), a term used solely to refer to more than one annuitant. There is no other distinction between the terms annuitant(s) and joint annuitant(s). A joint annuitant is not allowed under a Qualified Policy and any designation of a joint annuitant under a Qualified Policy will be of no effect.

Annuity Date: The date when the proceeds will be paid under an annuity payment option or on the first day of the month after any annuitant reaches age 100, whichever occurs first.

beneficiary(ies): The person(s) you name to whom we will pay the proceeds payable on the death of any owner or on the death of the last surviving annuitant during the accumulation period.

business day (or valuation day): Each day the New York Stock Exchange is open for trading. We are open for business on each business day.

Cash Surrender Value: The Policy Value less any applicable surrender charge, less any premium taxes due, less the annual administration charge, and adjusted for any Market Value Adjustment.

Due Proof of Death: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death. Due proof of death must also include the beneficiary's payment instructions and the applicable tax identification information of the person(s) or entity(ies) receive the death benefit proceeds.

fixed account: Part of our general account that is divided into sections called guaranteed interest accounts. We credit a guaranteed interest rate for a specified duration to amounts in the guaranteed interest accounts. The fixed account is not participating in the investment performance of the Subaccounts.

Fund: an investment company listed on the cover of this prospectus. This Policy allows you to invest in certain investment portfolios of the funds.

guaranteed interest period: A specific number of years for which we agree to credit a particular effective annual rate of interest to amounts allocated to a guaranteed interest account. We currently offer guaranteed interest periods of one, three, five, seven and ten years.

guaranteed interest rate: The applicable effective annual rate of interest that we will credit to amounts in a guaranteed interest account. The guaranteed interest rate will be at least three percent per year.

last surviving annuitant: The annuitant(s) or joint annuitant(s) that survives the other.

Market Value Adjustment: An adjustment we will apply if you surrender, withdraw, or transfer any of your Policy Value held in a guaranteed interest account before the end of its guaranteed interest period.

Nonqualified Policy: A Policy that is not a "qualified" Policy under the Internal Revenue Code of 1986, as amended.

owner: The individual(s), trust(s), corporation(s), or any other entity(ies) entitled to exercise ownership rights and privileges under the Policy. The term owner(s) also includes any joint owner(s), a term used solely for the purpose of referring to more than one owner. There is no other distinction between the terms owner(s) and joint owner(s).

Policy Date:  The date the Policy goes into effect.

Policy Value: The sum of the amounts you have accumulated under the Policy. It is equal to the money you have under the Policy in the Subaccounts and in the guaranteed interest accounts of the fixed account.

Policy years, months, and anniversaries: Start on the same month and day as the Policy Date.

Premium: The premium(s) paid less any premium tax deducted in the year the premium is paid.

Qualified Policy: A Policy issued in connection with plans that receive special federal income tax treatment under Sections 401, 403(a), 403(b), 408, 408A, or 457 of the Code.

Subaccount: A division of the Variable Account for which accumulation units are separately maintained. Each Subaccount invests exclusively in shares of a single portfolio of a fund.

Surrender: The termination of the Policy at the option of the owner.

Unit: A measurement we use to calculate Subaccount values before the Annuity
Date.

Valuation Period: The period beginning at the close of business on a business day and ending at the close of business on the next succeeding business day. The close of business is when the New York Stock Exchange closes (usually at 4:00 P.M. Eastern Time).

Variable Account: Canada Life of America Variable Annuity Account 1, a separate investment account established to receive and invest premium payments not allocated to the fixed account. Assets in the Variable Account are not part of our general account. The Variable Account is divided into Subaccounts, each of which invests in shares of a single portfolio of a fund.

--------------------------------------------------------------------------------
            Statement of Additional Information - Table of Contents
--------------------------------------------------------------------------------


ADDITIONAL POLICY PROVISIONS.............................................  3
    Contract.............................................................  3
    Incontestability.....................................................  3
    Misstatement Of Age or Sex...........................................  3
    Currency.............................................................  3
    Place Of Payment.....................................................  3
    Non-Participation....................................................  3
    Our Consent..........................................................  3

TAX STATUS OF THE POLICY ................................................  4
    Diversification Requirements ........................................  4
    Owner Control .......................................................  4
    Required Distributions ..............................................  4

PRINCIPAL UNDERWRITER....................................................  5

CALCULATION OF YIELDS AND TOTAL RETURNS..................................  5
    Money Market Yields..................................................  5
    Other Subaccount Yields..............................................  6
    Total Returns........................................................  8
      A.  Standardized "Average Annual Total Returns"....................  8
      B.  Nonstandardized "Average Annual Total Returns"................. 11
      Effect of the Annual Administration Charge On Performance Data..... 14

SAFEKEEPING OF ACCOUNT ASSETS............................................ 14

STATE REGULATION......................................................... 14

RECORDS AND REPORTS...................................................... 15

LEGAL MATTERS............................................................ 15

EXPERTS.................................................................. 15

OTHER INFORMATION........................................................ 15

FINANCIAL STATEMENTS..................................................... 15

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION

     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the "Financial Statements" section of the Statement of Additional Information.

     The table below sets forth certain information for the period from December 31, 1992 through December 31, 2001. We do not provide Accumulation Unit Values for any date prior to the inception of the Variable Account.

ACCUMULATION UNIT VALUE/1/
(FOR SUB ACCOUNTS WHICH HAVE VARIABLE ACCOUNT
ANNUAL EXPENSES OF 1.40%)

                                           As of      As of      As of      As of      As of
              Sub Account                12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
              -----------               ---------  ---------  ---------  ---------  ---------
Alger American Growth/4/                $   61.19  $   70.37  $   83.73  $   63.48  $   43.48
Alger American Leveraged All Cap/4/     $   37.70  $   45.48  $   61.35  $   34.94  $   22.45
Alger American MidCap Growth/4/         $   39.44  $   42.80  $   39.75  $   30.57  $   23.79
Alger American Small Capitalization/4/  $   36.17  $   52.04  $   72.48  $   51.25  $   44.99
Berger IPT-International/5/             $   10.02  $   12.75  $   14.39  $   11.12  $    9.71
Berger IPT-Small Company Growth/6/      $   13.51  $   20.60  $   22.35  $   11.84         --
Dreyfus-Appreciation/6/                 $   34.14  $   38.18  $   38.97  $   35.46         --
Dreyfus-Growth and Income/4/            $   28.96  $   31.19  $   32.87  $   28.52  $   25.87
Dreyfus Socially Responsible/4/         $   29.49  $   38.63  $   44.03  $   34.33  $   26.91
Fidelity VIP Growth/2/                  $   57.69  $   71.05  $   80.93  $   59.72  $   43.42
Fidelity VIP High Income/2/             $   23.86  $   27.41  $   35.86  $   33.62  $   35.64
Fidelity VIP Money Market/8/            $   14.54  $   14.15  $   13.53  $   13.15  $   12.72
Fidelity VIP Overseas/2/                $   19.71  $   25.36  $   31.79  $   22.60  $   20.33
Fidelity VIP Asset Manager/2/           $   26.87  $   28.41  $   29.99  $   27.38  $   24.13
Fidelity VIP Contrafund/6/              $   25.20  $   29.13  $   31.63  $   25.82         --
Fidelity VIP Index 500/4/               $  142.62  $  164.56  $  183.98  $  154.82  $  122.35
Fidelity VIP Investment Grade Bond/7/   $   19.76  $   18.48  $   16.75  $   17.66  $   16.44
Fidelity VIP Growth Opportunities/6/    $   17.01  $   20.16  $   24.65  $   23.98         --
Goldman Sachs Capital Growth/9/         $   10.78         --         --         --         --
Goldman Sachs CORE U.S. Equity/9/       $   10.75         --         --         --         --
Goldman Sachs Growth & Income/9/        $    9.09         --         --         --         --
Montgomery Variable Series: Emerging
Markets/4/                              $    6.69  $    7.29  $   10.35  $    6.37  $   10.34
Montgomery Variable Series: Growth/5/   $   13.61  $   17.41  $   19.42  $   16.30  $   16.06
ProFund VP Bear/10/                     $   34.62         --         --         --         --
ProFund VP Bull Plus/10/                $   22.40         --         --         --         --
ProFund VP Money Market/10/             $    1.00         --         --         --         --
ProFund VP UltraOTC/10/                 $    5.82         --         --         --         --
ProFund VP Ultra Small Cap/10/          $   25.11         --         --         --         --
Seligman Communications and             $   29.61  $   28.51  $   45.31  $   24.73  $   18.37
Information/3/
Seligman Frontier/3/                    $   16.46  $   18.02  $   21.71  $   18.88  $   19.43
Seligman Global Technology Class/9/     $   15.90         --         --         --         --
Seligman Small Cap Value/9/             $   12.95         --         --         --         --


                                           As of      As of      As of      As of      As of
       Sub Account                       12/31/96   12/31/95   12/31/94   12/31/93   12/31/92
       -----------                      ---------   --------   --------  ---------  ---------
Alger American Growth/4/                $   35.06         --         --         --         --
Alger American Leveraged All Cap/4/     $   19.02         --         --         --         --
Alger American MidCap Growth4           $   20.98         --         --         --         --
Alger American Small Capitalization/4/  $   40.96         --         --         --         --
Berger IPT-International/5/                    --         --         --         --         --
Berger IPT-Small Company Growth/6/             --         --         --         --         --
Dreyfus-Appreciation/6/                        --         --         --         --         --
Dreyfus-Growth and Income /4/           $   22.57         --         --         --         --
Dreyfus Socially Responsible/4/         $   21.24         --         --         --         --
Fidelity VIP Growth/2/                  $   35.66  $   31.52  $   23.62         --         --
Fidelity VIP High Income /2/            $   30.72  $   27.32  $   22.97         --         --
Fidelity VIP Money Market/8/            $   12.29  $   11.92  $   11.50  $   11.27  $   11.16
Fidelity VIP Overseas/2/                $   18.48  $   16.56  $   15.33         --         --
Fidelity VIP Asset Manager/2/           $   20.28  $   17.95  $   15.56         --         --
Fidelity VIP Contrafund/6/                     --         --         --         --         --
Fidelity VIP Index 500/4/               $   93.50         --         --         --         --
Fidelity VIP Investment Grade Bond/7/   $   15.42  $   14.94  $   12.98  $   13.69  $   12.57
Fidelity VIP Growth Opportunities/6/           --         --         --         --         --
Goldman Sachs Capital Growth/9/                --         --         --         --         --
Goldman Sachs CORE U.S. Equity/9/              --         --         --         --         --
Goldman Sachs Growth & Income /9/              --         --         --         --         --
Montgomery Variable Series: Emerging
Markets/4/                              $   10.54         --         --         --         --
Montgomery Variable Series: Growth/5/          --         --         --         --         --
ProFund VP Bear/10/                            --         --         --         --         --
ProFund VP Bull Plus/10/                       --         --         --         --         --
ProFund VP Money Market/10/                    --         --         --         --         --
ProFund VP UltraOTC/10/                        --         --         --         --         --
ProFund VP Ultra Small Cap/10/                 --         --         --         --         --
Seligman Communications and             $   15.24  $   14.21         --         --         --
Information/3/
Seligman Frontier/3/                    $   16.94  $   13.86         --         --         --
Seligman Global Technology Class/9/            --         --         --         --         --
Seligman Small Cap Value/9/                    --         --         --         --         --

     /1/ Accumulation Unit Values prior to 1994 do not reflect the .15% daily administration fee imposed after May 1, 1994. Accumulation Unit Values for year ended 12/31/94 reflect the .15% daily administration fee.
     /2/  Commenced operations on May 1, 1994.
     /3/  Commenced operations on May 1, 1995.
     /4/  Commenced operations on May 1, 1996.
     /5/  Commenced operations on May 1, 1997.
     /6/  Commenced operations on May 1, 1998.
     /7/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Bond Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Investment Grade Bond Portfolio.
     /8/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio.
     /9/  Commenced operations on May 1, 2001.
    /10/  Commenced operations on October 1, 2001.

ACCUMULATION UNIT VALUE/1/
(FOR SUB ACCOUNTS WHICH HAVE VARIABLE ACCOUNT
ANNUAL EXPENSES OF 1.25%)

                                            As of      As of      As of      As of      As of
              Sub Account                12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
              -----------               ---------  ---------  ---------  ---------  ---------
Alger American Growth/4/                $   62.39  $   71.64  $   85.11  $   64.44  $   44.06
Alger American Lverage All Cap/4/       $   38.09  $   45.88  $   61.80  $   35.14  $   22.55
Alger American MidCap Growth/4/         $   39.96  $   43.29  $   40.14  $   30.83  $   23.96
Alger American Small Capitalization/4/  $   36.89  $   53.00  $   73.71  $   52.04  $   45.61
Berger IPT-International/5/             $   10.09  $   12.82  $   14.45  $   11.14  $    9.72
Berger IPT-Small Company Growth/6/      $   13.63  $   20.74  $   22.47  $   11.89         --
Dreyfus-Appreciation/6/                 $   34.70  $   38.74  $   39.49  $   35.87         --
Dreyfus-Growth and Income /4/           $   29.29  $   31.51  $   33.15  $   28.72  $   26.01
Dreyfus Socially Responsible/4/         $   29.86  $   39.06  $   44.45  $   34.60  $   27.08
Fidelity VIP Growth/2/                  $   59.03  $   72.59  $   82.56  $   60.83  $   44.15
Fidelity VIP High Income /2/            $   24.45  $   28.05  $   36.63  $   34.30  $   36.30
Fidelity VIP Money Market/8/            $   14.71  $   14.29  $   13.65  $   13.24  $   12.79
Fidelity VIP Overseas/2/                $   20.16  $   25.90  $   32.42  $   23.01  $   20.67
Fidelity VIP Asset Manager/2/           $   27.38  $   28.90  $   30.46  $   27.76  $   24.44
Fidelity VIP Contrafund/6/              $   25.47  $   29.39  $   31.87  $   25.97         --
Fidelity VIP Index 500/4/               $  144.64  $  166.63  $  186.02  $  156.30  $  123.33
Fidelity VIP Investment Grade Bond/7/   $   19.99  $   18.66  $   16.90  $   17.79  $   16.53
Fidelity VIP Growth Opportunities/6/    $   17.19  $   20.34  $   24.84  $   24.12         --
Goldman Sachs Capital Growth/9/         $   10.84         --         --         --         --
Goldman Sachs CORE U.S. Equity/9/       $   10.81         --         --         --         --
Goldman Sachs Growth and Income /9/     $    9.14         --         --         --         --
Montgomery Variable Series: Emerging
Markets/4/                              $    6.75  $    7.35  $   10.41  $    6.40  $   10.37
Montgomery Variable Series: Growth/5/   $   13.73  $   17.54  $   19.53  $   16.37  $   16.11
Seligman Communications and             $   29.94  $   28.78  $   45.67  $   24.89  $   18.46
Information/3/
Seligman Frontier/3/                    $   16.64  $   18.19  $   21.88  $   19.00  $   19.53
Seligman Global Technology Class/9/     $   15.94         --         --         --         --
Seligman Small Cap Value Class/9/       $   12.96         --         --         --         --


                                           As of      As of      As of      As of      As of
              Sub Account                12/31/96   12/31/95   12/31/94   12/31/93   12/31/92
              -----------               ---------  ---------  ---------  ---------  ---------
Alger American Growth/4/                $   35.48         --         --         --         --
Alger American Lverage All Cap/4/       $   19.08         --         --         --         --
Alger American MidCap Growth/4/         $   21.09         --         --         --         --
Alger American Small Capitalization/4/  $   41.46         --         --         --         --
Berger IPT-International/5/                    --         --         --         --         --
Berger IPT-Small Company Growth/6/             --         --         --         --         --
Dreyfus-Appreciation/6/                        --         --         --         --         --
Dreyfus-Growth and Income /4/           $   22.66         --         --         --         --
Dreyfus Socially Responsible/4/         $   21.35         --         --         --         --
Fidelity VIP Growth/2/                  $   36.21  $   31.96  $   23.91         --         --
Fidelity VIP High Income /2/            $   31.24  $   27.74  $   23.29         --         --
Fidelity VIP Money Market/8/            $   12.34  $   11.95  $   11.51  $   11.27  $   11.16
Fidelity VIP Overseas/2/                $   18.76  $   16.78  $   15.51         --         --
Fidelity VIP Asset Manager/2/           $   20.51  $   18.12  $   15.69         --         --
Fidelity VIP Contrafund/6/                     --         --         --         --         --
Fidelity VIP Index 500/4/               $   94.11         --         --         --         --
Fidelity VIP Investment Grade Bond/7/   $   15.48  $   14.98  $   12.99  $   13.69  $   12.57
Fidelity VIP Growth Opportunities/6/           --         --         --         --         --
Goldman Sachs Capital Growth/9/                --         --         --         --         --
Goldman Sachs CORE U.S. Equity/9/              --         --         --         --         --
Goldman Sachs Growth and Income /9/            --         --         --         --         --
Montgomery Variable Series: Emerging
Markets/4/                              $   10.56         --         --         --         --
Montgomery Variable Series: Growth/5/          --         --         --         --         --
Seligman Communications and             $   15.30  $   14.23         --         --         --
Information/3/
Seligman Frontier/3/                    $   17.00  $   13.89         --         --         --
Seligman Global Technology Class/9/            --         --         --         --         --
Seligman Small Cap Value Class/9/              --         --         --         --         --

     /1/ Accumulation Unit Values prior to 1994 do not reflect the .15% daily administration fee imposed after May 1, 1994.
         Accumulation Unit Values beginning with the year ended 12/31/94 reflect the .15% daily administration fee.
     /2/  Commenced operations on May 1, 1994.
     /3/  Commenced operations on May 1, 1995.
     /4/  Commenced operations on May 1, 1996.
     /5/  Commenced operations on May 1, 1997.
     /6/  Commenced operations on May 1, 1998.
     /7/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Bond Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Investment Grade Bond Portfolio.
     /8/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio.
     /9/  Commenced operations on May 1, 2001.

                      CANADA LIFE INSURANCE COMPANY OF AMERICA
             ADMINISTRATIVE OFFICE: 6201 POWERS FERRY ROAD, NW, ATLANTA,
                                   GEORGIA 30339
                               PHONE: (800)905-1959

                                VARIFUND ADVISOR(R)
                       STATEMENT OF ADDITIONAL INFORMATION
                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
                FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Policy and the underlying Funds. The Funds are:



        The Alger American Fund
        Berger Institutional Products Trust
        The Dreyfus Socially Responsible Growth Fund, Inc.
        Dreyfus Variable Investment Fund
        Fidelity Variable Insurance Products Funds
        Goldman Sachs Variable Insurance Trust
        Levco Series Trust
        The Montgomery Funds III
        ProFunds VP
        Seligman Portfolios, Inc.
        Van Eck Worldwide Insurance Trust



The Prospectuses are dated the same date as this Statement of Additional Information. You may obtain the Prospectuses by writing or calling us at our address or phone number shown above.



The date of this Statement of Additional Information is May 1, 2002.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS



ADDITIONAL POLICY PROVISIONS...............................................    3
       Contract............................................................    3
       Incontestability....................................................    3
       Misstatement Of Age or Sex..........................................    3
       Currency............................................................    3
       Place Of Payment....................................................    3
       Non-Participation...................................................    3
       Our Consent.........................................................    3
TAX STATUS OF THE POLICIES................................................     4
    Diversification Requirements..........................................     4
    Owner Control.........................................................     4
    Required Distributions................................................     4
PRINCIPAL UNDERWRITER......................................................    5
CALCULATION OF YIELDS AND TOTAL RETURNS....................................    5
       Money Market Yields.................................................    5
       Other Sub-Account Yields............................................    6
       Total Returns.......................................................    8
            A.   Standardized "Average Annual Total Returns"...............    8
            B.   Nonstandardized "Average Annual Total Returns"............   11
       Effect of the Annual Administration Charge on Performance Data......   14
SAFEKEEPING OF ACCOUNT ASSETS..............................................   14
STATE REGULATION...........................................................   14
RECORDS AND REPORTS........................................................   15
LEGAL MATTERS..............................................................   15
EXPERTS....................................................................   15
OTHER INFORMATION..........................................................   15
FINANCIAL STATEMENTS.......................................................   15

                         ADDITIONAL POLICY PROVISIONS

CONTRACT

The entire Varifund Advisor(R) contract is made up of the Policy, the application for the Policy and any riders or endorsements. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the Policy unless it is contained in the application and a copy of the application is attached to the Policy at issue.

INCONTESTABILITY

Other than misstatement of age or sex (see below), We will not contest the Policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the Policy.

MISSTATEMENT OF AGE OR SEX

If the age or sex of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age or for the correct sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age or sex, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

CURRENCY

All amounts payable under the Policy will be paid in United States currency.

PLACE OF PAYMENT

All amounts payable by us will be payable at our Administrative Office at the address shown on page one of this Statement of Additional Information.

NON-PARTICIPATION

The Policy is not eligible for dividends and will not participate in our divisible surplus.

OUR CONSENT

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Vice President, Secretary or Actuary.

                           TAX STATUS OF THE POLICIES

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity Policies.

DIVERSIFICATION REQUIREMENTS.

The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Policies be "adequately diversified" in order for the Policies to be treated as annuity Policies for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

OWNER CONTROL.

In certain circumstances, owners of variable annuity Policies have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Policies due to their ability to exercise investment control over those assets. When this is the case, the Policy owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Policies, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give Owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Policy.

REQUIRED DISTRIBUTIONS.

In order to be treated as an annuity Policy for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Policy to contain certain provisions specifying how your interest in the Policy will be distributed in the event of the death of an owner of the Policy. Specifically, section 72(s) requires that (a) if any owner dies on or after the Annuity Date, but prior to the time the entire interest in the Policy has been distributed, the entire interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the Annuity Date, the entire interest in the Policy will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Policy passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Policy may be continued with the surviving spouse as the new owner.

The Non-Qualified Policies contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Policies.



                           PRINCIPAL UNDERWRITER

Canada Life of America Financial Services, Inc. (CLAFS), an affiliate of Canada Life Insurance Company of America (CLICA), is the principal underwriter of the variable annuity Policies described herein. The offering of the Policies is continuous, and CLICA does not anticipate discontinuing the offering of the Policies. However, CLICA does reserve the right to discontinue the offering of the Policies.



CLAFS received $4,004,214 in 2001, $3,645,763 in 2000 and $5,102,487 in
1999 as commissions for serving as principal underwriter of the variable annuity Policies and other variable annuity policies issued by Canada Life Insurance Company of America. CLAFS did not retain any commissions in 2001, 2000 or 1999 .



                  CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS


We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Money Market Sub-Account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the 7 day period in the value of a hypothetical account under a Policy having a balance of 1 unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. Current Yield will be calculated according to the following formula:

Current Yield   =   ((NCS-ES)/UV) X (365/7)
          Where:

          NCS   =   the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

          ES    =   per unit expenses of the Sub-Account for the 7 day period.

          UV    =   the unit value on the first day of the 7 day period.



The current yield for the 7 day period ended December 31, 2001 was 2.06%.


We may also quote the effective yield of the Money Market Sub-Account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                                              365/7
Effective Yield = (1+((NCS-ES)/UV))       -         1
          Where:

          NCS   =   the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

          ES    =   per unit expenses of the Sub-Account for the 7 day period.

          UV    =   the unit value for the first day of the 7 day period.



The effective yield for the 7 day period ended December 31, 2001 was 2.08%.



Because of the charges and deductions imposed under the Policy, the yield for the Money Market Sub-Account will be lower than the yield for the Money Market Portfolio.

The yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio of the Fund, and the Money Market Portfolio's operating expenses.

OTHER SUB-ACCOUNT YIELDS

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Policy for 30 day or one month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Sub-Account units less Sub-Account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include 1) the annual administration charge, 2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects an annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating the 30 day or one month yield, an average annual administration charge per dollar of Policy Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:



Yield = 2 x ((((NI-ES)/(U x UV)) + 1)    - 1)
          Where:

          NI    =   net income of the Portfolio for the 30 day or one month
          period attributable to the Sub-Account's units.

          ES    =   expenses of the Sub-Account for the 30 day or one month
          period.

          U     =   the average number of units outstanding.

          UV    =   the unit value at the close (highest) of the last day in the
          30 day or one month period.

Because of the charges and deductions imposed under the Policies, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio.

The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

Yield calculations do not take into account the surrender charge under the Policy. The maximum surrender charge is equal to 6% of certain amounts surrendered or withdrawn under the Policy. A surrender charge will not be imposed on any investment earnings in the Variable Account or interest earned in the Fixed Account and in certain other situations as described in the Prospectus.

TOTAL RETURNS

A.   STANDARDIZED "AVERAGE ANNUAL TOTAL RETURNS"

We may, from time to time, also quote in sales literature or advertisements total returns, including standardized average annual total returns for the Sub-Accounts calculated in a manner prescribed by the Securities and Exchange Commission, and other total returns. We will always include quotes of standardized average annual total returns for the period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standardized average annual total returns for these periods will be provided.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Standardized average annual total returns will be calculated using Sub-Account unit values which we calculate on each valuation day based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the mortality and expense risk charge, daily administration fee, surrender charge and the annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating standardized average annual total return, an average per dollar annual administration charge attributable to the hypothetical account for the period is used. The standardized average annual total return will then be calculated according to the following formula:

                                              1/N
TR = ((ERV/P))     -  1

          Where:

          TR    =   the standardized average annual total return net of
          recurring charges.

          ERV   =   the ending redeemable value of the hypothetical account at the end of the period.

          P     =   a hypothetical initial payment of $1,000.

          N     =   the number of years in the period.

The standardized average annual total returns assume that the maximum fees and charges are imposed for calculations.



Standardized average annual total returns for the period ending December 31, 2001 are shown on the following page. Because the Levco Equity Value Fund, Van Eck Worldwide Emerging Markets Fund, Van Eck Worldwide Real Estate Fund and ProFund VP Ultra Mid-Cap subaccounts were not in operation as of December 31, 2001, standardized average annual total returns for these subaccounts are not provided.


Standardized average annual total returns (for subaccounts which have Variable Account Annual Expenses of 1.40%) for the periods shown below were:



                    Sub-Account                             1 Year           5 Year         10 Year       From Sub-
                                                            Return           Return         Return        Account        Sub-
                                                                                                                        Account
                                                          Year Ended       Year Ended    Year Ended     Inception to   Inception
                                                           12/31/01         12/31/01      12/31/01        12/31/01        Date
Alger American Growth                                        (18.50)%         11.39%          ***           11.10 %     05/01/96
Alger American Leveraged AllCap                              (22.55)%         14.30%          ***           12.08 %     05/01/96
Alger American MidCap Growth                                (13.28) %         13.09%          ***           11.46 %     05/01/96
Alger American Small Capitalization                          (35.94)%        (3.11)%          ***          (3.58) %     05/01/96
Berger Small Company Growth                                  (39.85)%             **          ***            0.07 %     05/01/98
Berger-IPT International                                     (26.83)%             **          ***          (0.79) %     05/01/97
Dreyfus Capital Appreciation                                 (16.03)%             **          ***            1.69 %     05/01/98
Dreyfus Growth & Income                                      (12.61)%          4.61%          ***            5.68 %     05/01/96
Dreyfus Socially Responsible                                 (29.10)%          6.32%          ***            7.89 %     05/01/96
Fidelity VIP Investment Grade Bond                             1.50 %         4.59 %        5.14%            5.76 %     12/04/89
Fidelity VIP Money Market****                                 (2.72)%         2.90 %        2.80%            3.10 %     12/04/89
Fidelity VIP Growth                                          (24.25)%         9.69 %          ***           12.54 %     05/01/94
Fidelity VIP High Income                                     (18.41)%        (5.65)%          ***            0.29 %     05/01/94
Fidelity VIP Asset Manager                                   (10.88)%          5.30%          ***            6.89 %     05/01/94
Fidelity VIP Contrafund                                      (18.92)%             **          ***            2.33 %     05/01/98
Fidelity VIP Index 500                                       (18.78)%          8.38%          ***           10.16 %     05/01/96
Fidelity VIP Growth Opportunities                            (21.07)%             **          ***           (6.52)%     05/01/98
Fidelity VIP Overseas                                        (27.72)%         0.73 %          ***            2.68 %     05/01/94
Goldman Sachs VIT Capital Growth                                    *             **          ***         (25.42) %     05/01/01
Goldman Sachs VIT CORESM U.S. Equity                                *             **          ***         (22.36) %     05/01/01
Goldman Sachs VIT Growth and Income                                 *             **          ***         (17.53) %     05/01/01
Montgomery Emerging Markets                                  (13.71)%        (9.55)%          ***           (8.07)%     05/01/96

Montgomery Growth                                            (27.31)%             **          ***            0.32 %     05/01/97
ProFund VP Money Market                                             *             **          ***                 *     10/23/01
ProFund VP Bull Plus                                                *             **          ***                 *     10/23/01
ProFund UltraOTC                                                    *             **          ***                 *     10/23/01
ProFund UltraSmall-Cap                                              *             **          ***                 *     10/23/01
ProFund VP Bear                                                     *             **          ***                 *     10/23/01
Seligman Communications & Information                         (1.60)%        13.84 %          ***           14.26 %     05/01/95
Seligman Global Technology                                          *             **          ***           90.27 %     05/01/01
Seligman Frontier                                            (14.09)%        (1.18)%          ***            5.23 %     05/01/95
Seligman Small Cap Value                                            *             **          ***           38.08 %     05/01/01



* These Sub-Accounts have not been in operation one year as of December 31, 2001, and accordingly, no one year standardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no five year standardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

Standardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses of 1.25%) for the periods shown below were:



                        Sub-Account                             1 Year         5 Year       10 Year      From Sub-
                                                                Return         Return        Return       Account     Sub-Account
                                                              Year Ended     Year Ended    Year Ended  Inception to    Inception
                                                               12/31/01       12/31/01      12/31/01     12/31/01         Date
Alger American Growth                                           (18.36)%         11.56%         ***        11.21 %      05/01/96
Alger American Leveraged AllCap                                 (22.38)%         14.52%         ***        12.25 %      05/01/96
Alger American MidCap Growth                                   (13.09) %         13.30%         ***        11.49 %      05/01/96
Alger American Small Capitalization                             (35.79)%        (2.91)%         ***       (3.55) %      05/01/96
Berger Small Company Growth                                     (39.70)%             **         ***         0.11 %      05/01/98
Berger-IPT International                                        (26.66)%             **         ***       (0.58) %      05/01/97
Dreyfus Capital Appreciation                                    (15.84)%             **         ***         1.73 %      05/01/98
Dreyfus Growth & Income                                         (12.42)%          4.82%         ***         5.71 %      05/01/96
Dreyfus Socially Responsible                                    (28.94)%          6.53%         ***         7.92 %      05/01/96
Fidelity VIP Investment Grade Bond                                1.52 %         4.64 %       5.20%         5.84 %      12/04/89
Fidelity VIP Money Market****                                    (2.68)%         2.93 %       2.84%         3.17 %      12/04/89
Fidelity VIP Growth                                             (24.08)%         9.90 %         ***        12.56 %      05/01/94
Fidelity VIP High Income                                        (18.23)%        (5.45)%         ***         0.31 %      05/01/94
Fidelity VIP Asset Manager                                      (10.69)%          5.51%         ***         6.91 %      05/01/94
Fidelity VIP Contrafund                                         (18.74)%             **         ***         2.37 %      05/01/98
Fidelity VIP Index 500                                          (18.60)%          8.59%         ***        10.19 %      05/01/96
Fidelity VIP Growth Opportunities                               (20.89)%             **         ***        (6.48)%      05/01/98
Fidelity VIP Overseas                                           (27.55)%         0.94 %         ***         2.70 %      05/01/94
Goldman Sachs VIT Capital Growth                                       *             **         ***       (24.63)%      05/01/01
Goldman Sachs VIT CORESM U.S. Equity                                   *             **         ***       (21.54)%      05/01/01
Goldman Sachs VIT Growth and Income                                    *             **         ***       (16.68)%      05/01/01
Montgomery Emerging Markets                                     (13.52)%        (9.34)%         ***        (8.04)%      05/01/96
Montgomery Growth                                               (27.14)%             **         ***         0.35 %      05/01/97
ProFund VP Money Market                                                *             **         ***              *      10/23/01

ProFund VP Bull Plus                                                   *             **         ***              *      10/23/01
ProFund UltraOTC                                                       *             **         ***              *      10/23/01
ProFund UltraSmall-Cap                                                 *             **         ***              *      10/23/01
ProFund VP Bear                                                        *             **         ***              *      10/23/01
Seligman Communications & Information                            (1.39)%        14.06 %         ***        14.34 %      05/01/95
Seligman Global Technology                                             *             **         ***         91.00%      05/01/01
Seligman Frontier                                               (13.91)%        (0.98)%         ***         5.23 %      05/01/95
Seligman Small Cap Value                                               *             **         ***         38.31%      05/01/01



* These Sub-Accounts have not been in operation one year as of December 31, 2001, and accordingly, no one year standardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no five year standardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

B.   NONSTANDARDIZED "AVERAGE ANNUAL TOTAL RETURNS"

We may, from time to time, also quote in sales literature or advertisements, nonstandardized average annual total returns for the Sub-Accounts that do not reflect the surrender charge. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn, and that the initial investment is assumed to be $10,000 rather than $1,000.

Generally, nonstandardized Sub-Account performance data will only be disclosed if standardized average annual return for the Sub-Accounts for the required periods is also disclosed.



Nonstandardized average annual total returns for the period ending December
31, 2001 are shown on the following page. Because the Levco Equity Value Fund, Van Eck Worldwide Emerging Markets Fund, Van Eck Worldwide Real Estate Fund and ProFund VP Ultra Mid-Cap subaccounts were not in operation as of December 31, 2001, nonstandardized average annual total returns for these subaccounts are not provided.







Nonstandardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses 1.40%) for the periods shown below were:



                      Sub-Account                     1 Year           5 Year       10 Year     From Sub-
                                                      Return           Return       Return       Account      Sub-Account
                                                    Year Ended       Year Ended      Year       Inception to    Inception
                                                                                    Ended
                                                     12/31/01         12/31/01     12/31/01      12/31/01         Date
Alger American Growth                                  (13.10)%       11.74%           ***        11.10 %       05/01/96
Alger American Leveraged AllCap                        (17.15)%       14.62%           ***        12.26 %       05/01/96

Alger American MidCap Growth                           (7.88) %        13.41%          ***        11.46 %      05/01/96
Alger American Small Capitalization                    (30.54)%       (2.51)%          ***       (3.58) %      05/01/96
Berger Small Company Growth                            (34.45)%            **          ***         0.07 %      05/01/98
Berger-IPT International                               (21.43)%            **          ***       (0.79) %      05/01/97
Dreyfus Capital Appreciation                           (10.63)%            **          ***         1.69 %      05/01/98
Dreyfus Growth & Income                                 (7.21)%         5.06%          ***         5.68 %      05/01/96
Dreyfus Socially Responsible                           (23.70)%         6.73%          ***         7.89 %      05/01/96
Fidelity VIP Investment Grade Bond                       6.90 %        5.03 %        5.14%         5.76 %      12/04/89
Fidelity VIP Money Market****                             2.68%        3.37 %        2.80%         3.10 %      12/04/89
Fidelity VIP Growth                                    (18.85)%       10.06 %          ***        12.54 %      05/01/94
Fidelity VIP High Income                               (13.01)%       (4.98)%          ***         0.29 %      05/01/94
Fidelity VIP Asset Manager                              (5.48)%         5.74%          ***         6.89 %      05/01/94
Fidelity VIP Contrafund                                (13.52)%            **          ***         2.33 %      05/01/98
Fidelity VIP Index 500                                 (13.38)%         8.77%          ***        10.16 %      05/01/96
Fidelity VIP Growth Opportunities                      (15.67)%            **          ***        (6.52)%      05/01/98
Fidelity VIP Overseas                                  (22.32)%        1.25 %          ***         2.68 %      05/01/94
Goldman Sachs VIT Capital Growth                              *            **          ***      (16.28) %      05/01/01
Goldman Sachs VIT CORESM U.S. Equity                          *            **          ***      (13.36) %      05/01/01
Goldman Sachs VIT Growth and Income                           *            **          ***       (8.62) %      05/01/01
Montgomery Emerging Markets                             (8.31)%       (8.76)%          ***        (8.07)%      05/01/96
Montgomery Growth                                      (21.91)%            **          ***         0.32 %      05/01/97
ProFund VP Money Market                                       *            **          ***              *      10/23/01
ProFund VP Bull Plus                                          *            **          ***              *      10/23/01
ProFund UltraOTC                                              *            **          ***              *      10/23/01
ProFund UltraSmall-Cap                                        *            **          ***              *      10/23/01
ProFund VP Bear                                               *            **          ***              *      10/23/01
Seligman Communications & Information                     3.80%       14.16 %          ***        14.26 %      05/01/95
Seligman Global Technology                                    *            **          ***        100.40%      05/01/01
Seligman Frontier                                       (8.69)%       (0.62)%          ***         5.23 %      05/01/95
Seligman Small Cap Value                                      *            **          ***        47.20 %      05/01/01



* These Sub-Accounts have not been in operation one year as of December 31, 2001, and accordingly, no one year standardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no five year standardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

Nonstandardized average annual total returns (for Subaccounts which have variable account annual expenses 1.25%) for the periods shown below were:



                    Sub-Account                             1 Year            5 Year      10 Year       From Sub-
                                                            Return            Return       Return        Account          Sub-
                                                                                                                        Account
                                                          Year Ended        Year Ended   Year Ended   Inception to     Inception
                                                           12/31/01          12/31/01     12/31/01      12/31/01          Date
Alger American Growth                                         (12.96)%        11.90%         ***           11.49 %      05/01/96
Alger American Leveraged AllCap                               (17.02)%        14.79%         ***           12.48 %      05/01/96

Alger American MidCap Growth                                   (7.74) %        13.59%         ***          11.73 %      05/01/96
Alger American Small Capitalization                            (30.44)%       (2.36)%         ***         (3.24) %      05/01/96
Berger Small Company Growth                                    (34.35)%            **         ***           0.30 %      05/01/98
Berger-IPT International                                       (21.31)%            **         ***           0.14 %      05/01/97
Dreyfus Capital Appreciation                                   (10.49)%            **         ***           2.14 %      05/01/98
Dreyfus Growth & Income                                         (7.07)%         5.22%         ***           5.91 %      05/01/96
Dreyfus Socially Responsible                                   (23.59)%         6.90%         ***           8.14 %      05/01/96
Fidelity VIP Investment Grade Bond                               7.07 %        5.07 %       5.19%           5.84 %      12/04/89
Fidelity VIP Money Market****                                     2.89%        3.37 %       2.80%           3.10 %      12/04/89
Fidelity VIP Growth                                            (18.72)%       10.23 %         ***          12.56 %      05/01/94
Fidelity VIP High Income                                       (12.88)%       (4.84)%         ***           0.29 %      05/01/94
Fidelity VIP Asset Manager                                      (5.34)%         5.90%         ***           6.89 %      05/01/94
Fidelity VIP Contrafund                                        (13.39)%            **         ***           2.75 %      05/01/98
Fidelity VIP Index 500                                         (13.25)%         8.93%         ***          10.32 %      05/01/96
Fidelity VIP Growth Opportunities                              (15.54)%            **         ***          (6.02)%      05/01/98
Fidelity VIP Overseas                                          (22.20)%        1.40 %         ***           2.68 %      05/01/94
Goldman Sachs VIT Capital Growth                                      *            **         ***        (10.08) %      05/01/01
Goldman Sachs VIT CORESM U.S. Equity                                  *            **         ***         (8.21) %      05/01/01
Goldman Sachs VIT Growth and Income                                   *            **         ***         (5.13) %      05/01/01
Montgomery Emerging Markets                                     (8.17)%       (8.62)%         ***          (7.23)%      05/01/96
Montgomery Growth                                              (21.79)%            **         ***           0.60 %      05/01/97
ProFund VP Money Market                                               *            **         ***                *      10/23/01
ProFund VP Bull Plus                                                  *            **         ***                *      10/23/01
ProFund UltraOTC                                                      *            **         ***                *      10/23/01
ProFund UltraSmall-Cap                                                *            **         ***                *      10/23/01
ProFund VP Bear                                                       *            **         ***                *      10/23/01
Seligman Communications & Information                           (4.03)%       14.33 %         ***          14.43 %      05/01/95
Seligman Global Technology                                            *            **         ***          59.34 %      05/01/01
Seligman Frontier                                               (8.57)%       (0.47)%         ***           5.39 %      05/01/95
Seligman Small Cap Value                                              *            **         ***          29.54 %      05/01/01



* These Sub-Accounts have not been in operation one year as of December 31, 2001, and accordingly, no one year standardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no five year standardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

EFFECT OF THE ANNUAL ADMINISTRATION CHARGE ON PERFORMANCE DATA

The Policy provides for a $30 annual administration charge to be assessed annually on each policy anniversary proportionately from any Sub-Accounts or Fixed Account in which You are invested. If the Policy Value on the policy anniversary is $75,000 or more, we will waive the annual administration charge for the prior Policy Year. We will also waive the annual administration charge for Tax-Sheltered Annuity Policies. For purposes of reflecting the annual administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average Policy Value in the Variable Account of all

Policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated. For the total returns shown above, the annual administrative charge is calculated as a charge of 0.06% based on an average Policy size during 2001 of $52,191.



                        SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of portfolio shares held by each of the Sub-Accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.

                               STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. The Policies will be modified to comply with the requirements of each applicable jurisdiction.

                              RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.

                                 LEGAL MATTERS

All matters relating to applicable state law pertaining to the Policies, including the validity of the Policies and our authority to issue the Policies, have been passed upon by Craig Edwards. Sutherland Asbill & Brennan LLP of Washington, DC, has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS

Our financial statements at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 for Canada Life Insurance Company of America, appearing in this Statement of Additional Information and Registration Statement as well as the financial statements of Canada Life of America Variable Annuity Account 1 as of December 31, 2001 and for the periods indicated therein appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, of Atlanta, Georgia, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.



                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                               FINANCIAL STATEMENTS


The Variable Account's statements of assets and liabilities as of December
31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained herein. Ernst & Young LLP, independent auditors, serves as independent auditors for the Variable Account.

Our balance sheets as of December 31, 2001 and 2000 , and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001, as well as the Report of Independent Auditors, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                          INDEX TO FINANCIAL STATEMENTS

                                                                                                       Page
Canada Life of America Variable Annuity Account 1:

Report of Independent Auditors.......................................................................     1

Statements of Assets and Liabilities as of December 31, 2001.........................................     2

Statements of Operations for the year ended December 31, 2001........................................    11

Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000...................    20

Notes to Financial Statements........................................................................    34

Canada Life Insurance Company of America:

Report of Independent Auditors.......................................................................     1

Statutory Balance Sheets as of December 31, 2001 and 2000............................................     2

Statutory Statements of Operations for the years ended December 31, 2001, 2000 and 1999..............     3

Statutory Statements of Capital and Surplus for the years ended December 31, 2001, 2000 and 1999.....     4

Statutory Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999..............     5

Notes to Statutory Financial Statements..............................................................     6

PART C                                    OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

    All required financial statements are included in Part B of this registration statement.

(b) Exhibits

(1) Resolution of the Board of Directors of Canada Life Insurance Company of America (CLICA) authorizing establishment of the Variable Account/1/

(2)    Not applicable.

(3)    (a)    (i)    Form of Distribution Agreement/1/

       (b)    (i)    Form of Selling Agreement/1/
              (ii)   Amendment to Form of Selling Agreement/2/
              (iii)  Amendment to Form of Selling Agreement/4/

(4)    (a)    Form of Annuity Policy/3/
       (b)    Riders and Endorsements/8/

(5)    Form of Application/3/

(6)    (a)    Certificate of Incorporation of CLICA/1/
       (b)    By-Laws of CLICA/1/

(7)    Not applicable

(8)    (a)    Participation Agreement Between Canada Life Series Fund and Canada
              Life Insurance Company of America/1/
       (b)    Participation Agreement Between Dreyfus Corporation and Canada
              Life Insurance Company of America/1/
       (c)    Participation Agreement Between Montgomery Asset Management, L.P.
              and Canada Life Insurance Company of America/1/
       (d)    Participation Agreement Between Fred Alger and Company, Inc. and
              Canada Life Insurance Company of America/1/
       (e)    Participation Agreement Among Variable Insurance Products Fund,
              Fidelity Distributors Corporation and Canada Life Insurance
              Company of America/2/
       (f)    Participation Agreement Among Berger Institutional Products Trust
              and Canada Life Insurance Company of America/1/
       (g)    Participation Agreement Among Variable Insurance Products Fund
              II, Fidelity Distributors Corporation and Canada Life Insurance
              Company of America/2/
       (h)    Participation Agreement Among Variable Insurance Products Fund
              III, Fidelity Distributors Corporation and Canada Life Insurance
              Company of America/2/
       (i)    Participation Agreement Among Berger Institutional Products Trust,
              Berger Associates, Inc. and Canada Life Insurance Company of
              America/2/
       (j)    Participation Agreement Between Canada Life Insurance Company of
              America and Dreyfus Variable Investment Fund/2/
       (k)    Amendment to Participation Agreement Among Variable Insurance
              Products Fund, Fidelity Distributors Corporation and Canada Life
              Insurance Company of America/2/
       (l)    Amendment to Participation Agreement Among Variable Insurance
              Products Fund II, Fidelity Distributors Corporation and Canada
              Life Insurance Company of America/2/
       (m)    Amendment to Participation Agreement By and Among Canada Life
              Insurance Company of America and Montgomery Funds III and
              Montgomery Asset Management, L.P. /2/
       (n)    Service Agreement/1/
       (o)    Form of Participation Agreement By and Between Canada Life
              Insurance Company of America and Goldmans Sachs/2/
       (p)    Amendment to Participation Agreement Among Variable Insurance
              Products Fund, Fidelity Distributors

              Corporation and Canada Life Insurance Company of America/5/
       (q) Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America/5/
       (r) Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of America/5/
       (s) Participation Agreement Among Berger Institutional Products Trust, Berger Associates, Inc. and Canada Life Insurance Company of America/5/
       (t)    Amendment to Buy-Sell Agreement Among Seligman Portfolio, Inc.,
              J. & W. Seligman & Co. Incorporated and Canada Life Insurance Company of America /6/
       (u) Form of Shareholder Servicing Agreement By and Between Seligman Advisors, Inc. and Canada Life Insurance Company of America /6/
       (v) Participation Agreement Among Canada Life Insurance Company of America, ProFunds, and ProFunds Advisors LLC/7/
       (w) Form of Buy-Sell Agreement Among Canada Life Insurance Company of America, Seligman Portfolios, Inc. and J. & W. Seligman & Co. Incorporated/7/
       (x) Participation Agreement Among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, Levco Series Trust, Levco Securities Inc., John A. Levin & Co., Inc. and Canada Life Insurance Company of America/8/

(9)    Opinion and Consent of Counsel

(10)   (a)    Consent of Counsel /7/
       (b)    Consent of Independent Counsel /8/
       (c)    Consent of Independent Auditors /8/

(11)   No items are omitted from Item 23.

(12)   Subscription Agreement/1/

(13)   Sample Performance Data Calculation/2/

(14)   Powers of Attorney
       (a) Powers of Attorney for Rachfalowski, Scott and Zimmerman/5/
       (b) Power of Attorney for Rulis/7/

/1/ Incorporated herein by reference to exhibits filed with the Post-Effective Amendment No. 13 to this Registration Statement on Form N-4 (File No. 33-28889), filed on April 29, 1997.

/2/ Incorporated herein by reference to Post-Effective Amendment No. 14 to this Registration Statement on Form N-4 (File No. 33-28889), filed on April 30, 1998.

/3/ Incorporated herein by reference to Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 (File No. 33-55890), filed on February 12, 1999.

/4/ Incorporated herein by reference to Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 (File No. 33-28889), filed on April 30, 1999.

/5/ Incorporated herein by reference to Post-Effective Amendment No. 16 to this Registration Statement on Form N-4 (File No. 33-28889), Filed on April 28, 2000.

/6/ Incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement on Form N-4 (File No. 33-28889), Filed on April 30, 2001.

/7/ Incorporated herein by reference to Post Effective Amendment No. 18 to this Registration Statement on Form N-4 (File No. 33-28889), Filed October 23, 2001.

/8/  Filed herewith.
ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Name and Principal
           Business Address                      Positions and Offices with Depositor
           ----------------                      ------------------------------------

R. E. Beettam /(2)/                      President, Director & Chairman of the Board
S. J. Rulis /(2)/                        Actuary & Director
G. A. Petkau /(2)/                       Financial Vice President & Director
R. K. MacTavish /(2)/                    Agency Vice President
Richard A. Siebert /(2)/                 Group Sales Vice President
L. M. Flater /(2)/                       Assistant Vice President - Taxation
L. L. Ervin /(2)/                        Assistant Vice President, Controller & Assistant
                                         Treasurer
G. N. Isaac /(1)/                        Treasurer
K. T. Ledwos /(2)/                       Vice President, Fixed Annuities
C. R. Edwards /(2)/                      Secretary
C. H. MacPhaul /(2)/                     Assistant Secretary
J. G. Deskins /(2)/                      Illustration and Marketing Actuary
F. W. Gram /(2)/                         Internal Auditor
S. C. Gile /(2)/                         Administrative Officer
P. D. Cochrane /(1)/                     Administrative Officer & Assistant Treasurer
D. V. Rough /(1)/                        Assistant Treasurer
E. M. Schlageter/(2)/                    Administrative Officer
M. T. Jansen /(2)/                       Sales Vice President, Variable Distribution
R. J. Butterill /(1)/                    Assistant Treasurer
K. A. Phelan /(1)/                       Assistant Treasurer
C. P. English /(1)/                      Assistant Treasurer
R. L. Findley /(1)/                      Assistant Treasurer
J. H. Mazur /(1)/                        Assistant Treasurer
H. A. Rachfalowski /(1)/                 Director
S. H. Zimmerman /(3)/                    Director

 /(1)/ The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.

 /(2)/  The business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia
        30339.

 /(3)/ The business address is 800 Michigan National Tower, Lansing, Michigan 48933.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                          PERCENT OF           PRINCIPAL
NAME                                      JURISDICTION         VOTING SECURITIES OWNED                     BUSINESS
----                                      ------------         -----------------------                     --------
Canada Life Financial                     Canada               Publicly held                               Insurance
Corporation                                                                                                holding company

The Canada Life Assurance                 Canada               Ownership of all voting securities          Life and Health
Company                                                        through Canada Life Financial               Insurance
                                                               Corporation

Canada Life Insurance                     New York             Ownership of all voting securities          Life and Health
Company of New York                                            through The Canada Life Assurance           Insurance
                                                               Company

Adason Properties Limited                 Canada               Ownership of all voting securities          Property
                                                               through The Canada Life Assurance           Management
                                                               Company

Canada Life Irish Operations              England              Ownership of all voting securities          Life and Health
Limited                                                        through Canada Life Limited                 Insurance

Canada Life Mortgage                      Canada               Ownership of all voting securities          Mortgage
Services Ltd.                                                  through The Canada Life Assurance           Portfolios
                                                               Company

CLASSCO Benefit Services                  Canada               Ownership of all voting securities          Administrative
Limited                                                        through The Canada Life Assurance           Services
                                                               Company

The Canada Life Assurance                 Rep. of Ireland      Ownership of all voting securities          Life and Health
Company of Ireland Limited                                     through Canada Life Irish Holding           Insurance
                                                               Company Limited

F.S.D. Investments Limited                Rep. of Ireland      Ownership of all voting securities          Unit Fund Sales
                                                               through Canada Life Assurance               and Management
                                                               (Ireland) Limited

Canada Life Insurance                     Michigan             Ownership of all voting securities          Life and Health
Company of America                                             through The Canada Life Assurance           Insurance and
                                                               Company                                     Annuities

Canada Life of America                    Georgia              Ownership of all voting securities          Broker Dealer
Financial Services Inc.                                        through Canada Life Insurance
                                                               Company of America

                                          PERCENT OF           PRINCIPAL
NAME                                      JURISDICTION         VOTING SECURITIES OWNED                     BUSINESS
----                                      ------------         -----------------------                     --------
Adason Realty Ltd.                        Canada               Ownership of all voting securities          Realtor
                                                               through Adason Properties Limited

Canada Life Pension &                     Rep. of Ireland      Ownership of all voting securities          Life Assurance
Annuities (Ireland) Limited                                    through Canada Life Assurance
                                                               (Ireland) Limited

CLAI Limited                              Rep. of Ireland      Ownership of all voting securities          Holding, Service,
                                                               through Canada Life Irish Holding           Management and
                                                               Company Limited                             Investment Company

Canada Life Assurance                     Rep. of Ireland      Ownership of all voting securities          Life Insurance,
(Ireland) Limited                                              through Canada Life Irish Holding           Pension, and
                                                               Company Limited                             Annuity

CL Capital Management, Inc.               Georgia              Ownership of all voting securities          Investment
                                                               through Canada Life Insurance               Advisor
                                                               Company of America

Canada Life Capital                       Canada               Ownership of all voting securities          External
Corporation Inc.                                               through The Canada Life Assurance           Sources of
                                                               Company                                     Capital

Canada Life Securing                      Canada               Ownership of all voting securities          Holding Company
Corporation Inc.                                               through 587443 Ontario, Inc.

The Canada Life Group (U.K.)              England              Ownership of all voting securities          Holding Company
Limited                                                        through Canada Life International
                                                               Holdings Limited

Canada Life Holdings (U.K.)               England              Ownership of all voting securities          Holding Company
Limited                                                        through Canada Life (U.K.) Limited

Canada Life Limited                       England              Ownership of all voting securities          Life and Health
                                                               through The Canada Life Group (U.K.)        Insurance
                                                               Limited

Canada Life Insurance Company of          Puerto Rico          Ownership of all voting securities          Life and Disability
Puerto Rico, Inc.                                              through Canada Life International           Insurer and
                                                               Holdings Limited                            Reinsurer

Canada Life Securities, Inc.              Canada               Ownership of all voting securities          Securities Dealer
                                                               through The Canada Life Assurance
                                                               Company

Canadian Worksite Marketing Group,        Canada               Ownership of all voting securities          Managing General
Inc.                                                           through The Canada Life Assurance           Agent
                                                               Company

                                          PERCENT OF           PRINCIPAL
NAME                                      JURISDICTION         VOTING SECURITIES OWNED                     BUSINESS
----                                      ------------         -----------------------                     --------

Canada Life Management (U.K.)             England              Ownership of all voting securities          Unit Trust Sales &
Limited                                                        through Canada Life (U.K.) Limited          Management

Canada Life Group Services                England              Ownership of all voting securities          Administrative
(U.K.) Limited                                                 through Canada Life (U.K.) Limited          Services

Canada Life Trustee Services              England              Ownership of all voting securities          Trustee Services
(U.K.) Limited                                                 through The Canada Life Group (U.K.)
                                                               Limited

587443 Ontario, Inc.                      Canada               Ownership of all voting securities          Holding Company
                                                               through The Canada Life Assurance
                                                               Company

Canada Life International RE LTD.         Canada               Ownership of all voting securities          Reinsurance Company
                                                               through Canada Life International
                                                               Holdings LTD.

Canada Life Ireland Holdings Limited      Ireland              Ownership of all voting securities          Holding Company
                                                               through Canada Life Irish Operations
                                                               Limited

Canada Life (U.K.) Limited                England              Ownership of all voting securities          Holding Company
                                                               through Canada Life Limited

Canada Life Services (U.K.) Limited       England              Ownership of all voting securities          Administrative
                                                               through Canada Life (U.K.) Limited          Services

Canada Life International Limited         England              Ownership of all voting securities          Unit Investment
                                                               through Canada Life (U.K.) Limited          Products

Albany Life Assurance Company             England              Ownership of all voting securities          Unit Life and
Limited                                                        through Canada Life (U.K.) Limited          Pension Insurance

Canada Life Pension Managers              England              Ownership of all voting securities          Trustee Services
& Trustees Limited                                             through Canada Life (U.K.) Limited

Pelican Food Services Limited             Canada               Ownership of all voting securities          Food service
                                                               through the Canada Life Assurance
                                                               Company

Copia Investors Limited                   England              Ownership of all voting securities          Asset Management
                                                               through The Canada Life Group (U.K.)
                                                               Limited

Copia Property Limited                    England              Ownership of all voting securities          Property Managers
                                                               through The Canada Life Group (U.K.)
                                                               Limited

Canada Life Fund Managers (U.K.)          England              Ownership of all voting securities          Fund Manager
Limited                                                        through Canada Life (U.K.) Limited

Canada Life Irish Holding                 Ireland              Ownership of all voting securities          Holding Company
Company Limited                                                through Canada Life International
                                                               Holdings LTD.

                                          PERCENT OF           PRINCIPAL
NAME                                      JURISDICTION         VOTING SECURITIES OWNED                     BUSINESS
----                                      ------------         -----------------------                     --------
Canada Life Management Services           Ireland              Ownership of all voting securities          Management Services
Limited                                                        through Canada Life Irish Holdings
                                                               Company Limited

Canada Life Assurance Europe              Ireland              Ownership of all voting securities          Life Assurance and
Limited                                                        through Canada Life Irish Holding           Pension
                                                               Company Limited

Setanta Asset Management                  Ireland              Ownership of all voting securities          Asset Management
Limited                                                        through Canada Life Irish Holding
                                                               Company Limited

Kanetix Ltd.                              Canada               Ownership of 98% of voting securities       Distribution
                                                               through The Canada Life Assurance Company   Services

Canada Life Brasil Ltda.                  Brazil               Ownership of all voting securities          Distribution
                                                               through The Canada Life Assurance Company   Services

Canada Life Previdencia E Segures         Brazil               Ownership of all of voting securities       Distribution
S.A.                                                           through Canada Life Brasil Ltda.            Services

Canada Life Financial Distribution        Canada               Ownership of all voting securities          Distribution
Services Inc.                                                  through The Canada Life Assurance Company   Services

Canada Life International Holdings        Canada               Ownership of all voting securities          Holding Company
LTD.                                                           through Canada Life Capital Corporation,
                                                               Inc.

Georgia Nursing Homes, Inc.               Georgia              Ownership of all voting Securities          Nursing Home
                                                               through The Canada Life Assurance           Operator
                                                               Company

ITEM 27.  NUMBER OF POLICY OWNERS

As of February 15, 2002, there were 1,322 owners of Nonqualified Varifund Policies and 2,928 owners of Qualified Varifund Policies. As of February 15, 2002 there were 142 owners of Nonqualified Varifund Advisor Policies and 23 owners of Qualified Varifund Advisor policies.

ITEM 28.  INDEMNIFICATION

Canada Life Insurance Company of America's By-Laws provide in Article II,
Section 10 as follows:

In addition to any indemnification to which a person may be entitled to under common law or otherwise, each person who is or was a director, an officer, or an employee of this Corporation, or is or was serving at the request of the Corporation as a director, an officer, a partner, a trustee, or an employee of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprises, whether profit or not, shall be indemnified by the Corporation to the fullest extent permitted by the laws of the State of Michigan as they may be in effect from time to time. This Corporation may purchase and maintain insurance on behalf of any such person against any liability asserted against and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the corporation would have power to indemnify such person against such liability under the laws of the State of Michigan.

In addition, Sections 5241 and 5242 of the Michigan Insurance Code generally provides that a corporation has the power ( and in some instances the obligation) to indemnify a director, officer, employee or agent of the corporation, or a person serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another corporation or other entity (the "indemnities") against reasonably incurred expenses in a civil, administrative, criminal or investigative action, suit or proceeding if the indemnitee acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation or its shareholders or policyholders (or, in the case of a criminal action, if the indemnitee had no reasonable cause to believe his or her conduct was unlawful).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. CLAFS also acts as underwriter for Canada Life of America Variable Annuity Account 2, Canada Life of New York Variable Annuity Account 1, and Canada Life of New York Variable Annuity Account 2.

(b) The following table provides certain information with respect to each director and officer of CLAFS.

Name and Principal                                Positions and Offices
Business Address                                  With Underwriter
----------------                                  ----------------
M.T. Jansen**                                     President, Director & Chairman of Board
D.V. Rough*                                       Treasurer
K.T. Ledwos**                                     Administrative Officer & Director
S.C. Gile**                                       Administrative Officer
M. A. Bouchard**                                  Security Compliance Officer
C.H. MacPhaul**                                   Secretary & Director
C.R. Edwards**                                    Assistant Secretary

--------------
*   The business address is 330 University Avenue, Toronto, Ontario, Canada
    M5G1R8.
**  The business address is 6201 Powers Ferry Road, N.W., Atlanta, Georgia
    30339.

(c)

                                                            Net
                   Name Of                              Underwriting
                  Principal                            Discounts And        Compensation        Brokerage
                 Underwriter                            Commissions         On Redemption      Commissions     Compensation
                 -----------                            -----------         -------------      -----------     ------------
Canada Life of America Financial Services, Inc.          $4,004,214              $0                $0               $0

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Canada Life Insurance Company of America at its Executive Office at 330 University Avenue, Toronto, Canada M5G1R8 and at 6201 Powers Ferry Rd., N.W., Atlanta, Georgia 30339.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32

UNDERTAKINGS

(a) Registrant undertakes that it will file a post effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Canada Life Insurance Company of America at the address or phone number listed in the Prospectus.

(d) Depositor undertakes to preserve on behalf of itself and Registrant the books and records required to be preserved by such companies pursuant to Rule 31a-2 under the Investment Company Act of 1940 and to permit examination of such books and records at any time or from time to time during business hours by examiners or other representatives of the Securities and Exchange Commission, and to furnish to said Commission at its Principal office in Washington, D.C., or at any regional office of said Commission specified in a demand made by or on behalf of said Commission for copies of books and records, true, correct, complete, and current copies of any or all, or any part, of such books and records.

(e) The Registrant is relying on a letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988 (Ref. No. IP-6-88) stating that it would not recommend to the Commission that enforcement action be taken under
     Section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if the Registrant, in effect, permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code of 1986 in accordance with the following conditions:

     (1) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the policy;

     (2) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the policy;

     (3) instruct sales representatives who may solicit individuals to purchase the policies specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of such individuals;

     (4) obtain from each owner who purchases a Section 403(b) policy, prior to or at the time of such purchase, a signed statement acknowledging the owner's understanding of (i) the redemption restrictions imposed by
     Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the owner may elect to transfer his or her policy value.

     The Registrant is complying, and shall comply, with the provisions of paragraphs (1) - (4) above.

(f) Canada Life Insurance Company of America hereby represents that the fees and changes deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of America.

STATEMENT PURSUANT TO RULE 6c-7

Canada Life Insurance Company of America and the Variable Account 1 rely on 17 C.F.R., Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, Canada Life Insurance Company of America and the Variable Account 2 are exempt from the provisions of Section 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                              SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 19 to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Fulton County, State of Georgia, on this 29 day of April, 2002.

                                                 CANADA LIFE OF AMERICA
                                                 VARIABLE ANNUITY ACCOUNT 1

                                                 By: /s/R. E. Beettam
                                                     ---------------------------
                                                     R. E. Beettam, Chairman

                                                 CANADA LIFE INSURANCE
                                                 COMPANY OF AMERICA

                                                 By: /s/R. E. Beettam
                                                     ---------------------------
                                                     R. E. Beettam, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed by the following persons in the capacities indicated on the date(s) set forth below.

     Signatures                       Title                          Date
     ----------                       -----                          ----

 /s/R. E. Beettam                    Chairman &                      April 29, 2002
 --------------------                Director (Principal             --------------
 R. E. Beettam                       Executive Officer)

 /s/L. L. Ervin                      Asst. VP, Controller &          April 29, 2002
 --------------------                Asst. Treasurer                 --------------
 L. L. Ervin                         (Principal Accounting
                                     Officer)

*/s/S. J. Rulis                      Director                        April 29, 2002
 --------------------                                                --------------
 S. J. Rulis

*/s/H. Rachfalowski                  Director                        April 29, 2002
 --------------------                                                --------------
 H. A. Rachfalowski

 /s/G. A. Petkau                     Director & Financial V.P.       April 29, 2002
 --------------------                (Principal Financial            --------------
 G. A. Petkau                        Officer)

*/s/S. H. Zimmerman                  Director                        April 29, 2002
 --------------------                                                --------------
 S. H. Zimmerman

*By: /s/ R. E. Beettam
    ------------------
    R. E. Beettam

*Signed pursuant to power of attorney filed previously

                                  EXHIBIT INDEX

Exhibit                Description of Exhibit
-------                ----------------------

4 (b)                  Endorsements

8 (x) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, Levco Series Trust, Levco Securities, Inc., John A. Levin & Co., Inc. and Canada Life Insurance Company of America

10 (b)                 Consent of Independent Counsel

10 (c)                 Consent of Independent Auditors